UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22148
Invesco Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, President
3500 Lacey Road
Downers Grove, IL 60515
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco AAA CLO Floating Rate Note ETF
ICLO | CBOE BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco AAA CLO Floating Rate Note ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AAA CLO Floating Rate Note ETF	$15	0.14%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the U.S. collateralized loan obligation ("CLO") market benefited from tightening spreads and continued elevated base rates. Because the Fund primarily invests in CLO notes with a AAA rating, it benefited from this broader market environment.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 8.00%. During the same time period, the JP Morgan CLOIE AAA Index returned 7.80%.
What contributed to performance?
Rating Allocations |  Selective allocations to relatively higher yielding AA rated CLO notes contributed towards relative performance.
Underlying Collateral Allocations | Selective allocations to relatively higher yielding middle market CLO notes that are backed by direct lending investments rather than broadly syndicated loans contributed towards relative performance.
What detracted from performance?
CLO Manager Selection |  Focused allocation towards higher quality CLO managers, which are lower yielding than the broader market, detracted from relative performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/09/22)
Invesco AAA CLO Floating Rate Note ETF — NAV Return	8.00%	8.22%
Bloomberg U.S. Aggregate Bond Index	10.55%	3.16%
JP Morgan CLOIE AAA Index	7.80%	8.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the JP Morgan CLOIE AAA Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$176,709,301
Total number of portfolio holdings	108
Total advisory fees paid	$136,883
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 6.19%, 04/15/2037	3.04%
CIFC Funding Ltd., Series 2023-2A, Class A, 6.37%, 01/21/2037	2.85%
TICP CLO VII Ltd., Series 2017-7A, Class ASR2, 5.95%, 04/15/2033	2.84%
Owl Rock CLO VIII LLC, Series 2022-8A, Class AT, 7.83%, 11/20/2034	2.83%
AGL CLO 29 Ltd., Series 2024-29A, Class A1, 6.19%, 04/21/2037	2.28%
Antares CLO Ltd., Series 2020-1A, Class A1R, 6.35%, 10/23/2033	2.26%
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 5.97%, 04/16/2033	2.23%
Golub Capital Partners CLO 47(M) GP Ltd., Series 2020-47A, Class A1A, 6.17%, 08/05/2037	1.98%
OCP CLO Ltd., Series 2015-9A, Class A1R2, 5.90%, 01/15/2033	1.98%
OCP CLO Ltd., Series 2024-31A, Class A1, 6.25%, 04/20/2037	1.85%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective May 1, 2024, the Fund's annual unitary management fee was reduced to 0.19% of the Fund's average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Active U.S. Real Estate ETF
PSR | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Active U.S. Real Estate ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active U.S. Real Estate ETF	$40	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, U.S. real estate investment trusts ("REITs") delivered strong absolute performance driven by an improved growth outlook, solid fundamentals, interest rate cuts by the Federal Reserve, signs of cooling inflation, and solid operational performance across many property types. This was most evident in the specialty REITs, including billboards, and office REITs sub-industries.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 28.00%. During the same time period, the FTSE NAREIT All Equity REITs Index returned 34.09%.
What contributed to performance?
Sub-Industry Allocations |  Underweight exposure to the diversified REITs sub-industry, as well as an overweight allocation to self-storage REITs sub-industry, contributed to relative return.
Security Selection | Stock selection within shopping centers REITs contributed to relative performance. The Fund's exposure to Kimco Realty Corp. was beneficial as the company outperformed other shopping centers REITs due to higher occupancy rates and strong leasing demand.
What detracted from performance?
Sub-Industry Allocations |  Underweight allocation to specialty REITs and industrial REITs detracted from relative performance during the period, as these sub-industries experienced strong fundamentals and robust operating performance.
Sub-industry Allocations | An underweight allocation to the regional malls sub-industry detracted from performance as it outperformed due to resilient consumer spending, which drove foot traffic and sales in malls despite economic uncertainties.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active U.S. Real Estate ETF — NAV Return	28.00%	2.60%	5.85%
S&P 500® Index	38.02%	15.27%	13.00%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE NAREIT All Equity REITs Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$67,564,449
Total number of portfolio holdings	32
Total advisory fees paid	$255,307
Portfolio turnover rate	222%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.83%
Welltower, Inc.	8.74%
American Tower Corp.	6.79%
Brixmor Property Group, Inc.	4.75%
SBA Communications Corp., Class A	4.64%
Realty Income Corp.	4.54%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.24%
Prologis, Inc.	3.70%
CubeSmart	3.49%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Bond Factor ETF
IHYF | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco High Yield Bond Factor ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Bond Factor ETF	$42	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year, the bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Additionally, despite continued volatility, treasury yields moved broadly lower supporting absolute returns for fixed income. The Fund benefited from both interest rate sensitivity in a declining yield environment and tightening credit spreads.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 16.18%. During the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 16.47%.
What contributed to performance?
Sector Allocations |  An overweight allocation to the energy sector contributed positively to relative performance.
Security Selection | Security selection within high yield financials positively contributed to relative performance.
What detracted from performance?
Sector Allocations |  An underweight allocation to the consumer staples sector detracted from relative performance for the period.
Security Selection | Security selection within the communication services sector detracted from relative performance for the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/02/20)
Invesco High Yield Bond Factor ETF — NAV Return	16.18%	3.39%
Bloomberg U.S. Aggregate Bond Index	10.55%	(1.95)%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	16.47%	3.79%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$52,421,682
Total number of portfolio holdings	351
Total advisory fees paid	$193,116
Portfolio turnover rate	62%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Churchill Downs, Inc., 5.50%, 04/01/2027	0.95%
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028	0.78%
Victoria's Secret & Co., 4.63%, 07/15/2029	0.78%
AMN Healthcare, Inc., 4.00%, 04/15/2029	0.77%
Arches Buyer, Inc., 4.25%, 06/01/2028	0.77%
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	0.77%
Bausch & Lomb Corp., 8.38%, 10/01/2028	0.76%
Venture Global LNG, Inc., 9.50%, 02/01/2029	0.67%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	0.64%
Western Digital Corp., 4.75%, 02/15/2026	0.63%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Select ETF
HIYS | CBOE BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco High Yield Select ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Select ETF	$51	0.48%
How Did The Fund Perform During The Period?
• During the fiscal year, the bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Additionally, despite continued volatility, treasury yields moved broadly lower supporting absolute returns for fixed income. The Fund benefited from both interest rate sensitivity in a declining yield environment and tightening credit spreads.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 13.80%. During the same time period, the Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index returned 14.77%.
What contributed to performance?
Sector Allocations |  An overweight allocation to retailers industry contributed positively to relative performance.
Security Selection | Security selection within emerging market corporate credit contributed positively to relative performance.
What detracted from performance?
Sector Allocations |  Allocation to loans detracted from relative performance.
Security Selection | Security selection in the cable and satellite industry detracted from relative performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/09/22)
Invesco High Yield Select ETF — NAV Return	13.80%	8.45%
Bloomberg U.S. Aggregate Bond Index	10.55%	3.16%
Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index	14.77%	9.09%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$10,199,741
Total number of portfolio holdings	196
Total advisory fees paid	$48,393
Portfolio turnover rate	142%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Zegona Finance PLC, 8.63%, 07/15/2029	2.08%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.99%
Iliad Holding S.A.S., 6.50%, 10/15/2026	1.98%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.80%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.77%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.52%
Tenet Healthcare Corp., 6.75%, 05/15/2031	1.49%
ZF North America Capital, Inc., 6.88%, 04/14/2028	1.49%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.48%
Mativ Holdings, Inc., 8.00%, 10/01/2029	1.25%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco MSCI EAFE Income Advantage ETF
EFAA | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco MSCI EAFE Income Advantage  ETF (the “Fund”) for the period July 15, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI EAFE Income Advantage ETF	$0	0.00%†
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal period, international equities struggled with a sharp sell-off in early August and another large drawdown in October in response to a strengthening U.S. dollar, while markets anticipated a more gradual approach to monetary easing.
• For the fiscal period ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned (1.35)%. During the same time period, the MSCI EAFE® Index (Net) returned (2.20)%.
What contributed to performance?
Options-Based Income Exposure |  The defensive and income-producing options component of the Fund's investments in equity-linked notes, which are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents helped mitigate heightened market volatility and drawdowns relative to the benchmark.
What detracted from performance?
Passive Index Security Exposure |  The equity portion of the Fund's portfolio, which seeks passive exposure to the component securities of the MSCI EAFE Index, detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (07/17/24)
Invesco MSCI EAFE Income Advantage ETF — NAV Return	(1.35)%
MSCI EAFE® Index (Net)	(2.20)%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$119,385,375
Total number of portfolio holdings	753
Total advisory fees paid	$0
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	1.62%
ASML Holding N.V.	1.22%
Nestle S.A.	1.12%
SAP SE	1.11%
AstraZeneca PLC	1.00%
Roche Holding AG	0.99%
Novartis AG	0.97%
Shell PLC	0.95%
LVMH Moet Hennessy Louis Vuitton SE	0.83%
Toyota Motor Corp.	0.82%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since July 15, 2024 (commencement of operations). For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund modified its principal investment strategies to reflect that it will invest up to 10% of its net assets in equity-linked notes.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Municipal Strategic Income ETF
IMSI | CBOE BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Municipal Strategic Income ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Strategic Income ETF	$41	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ending October 31, 2024, the municipal bond market benefited from positive inflows, disinflation and strong credit fundamentals.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 12.18%. During the same time period, the S&P Municipal Bond 50% Investment Grade / 50% High Yield Index returned 13.69%.
What contributed to performance?
Relative Contributors |  Underweight exposure and security selection among State GO bonds added to relative return over the period. An underweight exposure to AAA and AA-rated bonds also added to relative return. On a regional level, security selection among bonds domiciled in Alabama contributed to the Fund’s performance.
What detracted from performance?
Relative Detractors |  Security selection within the healthcare sector detracted from relative return over the period. Security selection among BB-rated bonds also detracted from relative performance. On a regional level, security selection among bonds domiciled in California detracted from the Fund’s performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/09/22)
Invesco Municipal Strategic Income ETF — NAV Return	12.18%	5.33%
S&P Municipal Bond Index	10.08%	3.61%
S&P Municipal Bond 50% Investment Grade / 50% High Yield Index	13.69%	5.31%
S&P Municipal Bond High Yield Index	17.44%	7.03%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective October 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 50% Investment Grade / 50% High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$30,722,344
Total number of portfolio holdings	54
Total advisory fees paid	$119,075
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2023, RB, 6.00%, 04/01/2035	3.64%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023, RB, 5.00%, 08/01/2029	3.45%
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay), Series 2023 B-3, RB, 5.38%, 09/01/2029	3.37%
Wisconsin (State of) Public Finance Authority, Series 2024, RB, 5.50%, 12/15/2028	3.26%
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB, 4.00%, 04/01/2037	3.24%
Metropolitan Transportation Authority, Series 2016 B, Ref. RB, 5.00%, 11/15/2037	2.49%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB, 5.25%, 07/01/2039	2.49%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB, 5.00%, 11/15/2034	1.85%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority, Series 2022, Ref. RB, 5.00%, 05/01/2033	1.83%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB, 5.50%, 06/30/2038	1.78%
* Excluding money market fund holdings, if any.
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 13, 2024, the Board of Trustees approved changes to the Fund's name, ticker symbol and principal investment strategies. The Fund’s name will change to Invesco Rochester High Yield Municipal ETF, and its ticker symbol will change to IROC. The Fund’s principal investment strategies will be revised to reflect the increased allocation to high yield municipal bonds from 50-65% of its total assets to at least 80% of its total assets, as well as to remove the requirements to primarily invest in bonds that were originally part of an issuance that was at least $100M and currently have a minimum outstanding face value of $15M. In connection with these changes, the Fund will also have a new non-fundamental investment policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield investments. These changes will be effective on February 20, 2025.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco QQQ Income Advantage ETF
QQA | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco QQQ Income Advantage ETF (the “Fund”) for the period July 15, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco QQQ Income Advantage ETF	$0	0.00%†
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal period, the tech-heavy Nasdaq-100® Index gradually recovered to positive territory after a sharp sell-off in early August. An underweight representation in the Nasdaq-100® Index of some of the more rate-sensitive sectors (utilities and financials) weighed on Nasdaq-100® Index performance versus broader market indices as the market digested rate cuts from the Federal Reserve.
• For the fiscal period ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 1.68%. During the same time period, the Nasdaq-100® Index returned 0.67%.
What contributed to performance?
Options-Based Income Exposure |  The defensive and income-producing options component of the Fund's investments in equity-linked notes, which are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents helped mitigate heightened market volatility, particularly in early August 2024, and contributed to overall performance.
Passive Index Security Exposure | The equity portion of the Fund's portfolio, which seeks passive exposure to the component securities of the Nasdaq-100® Index, contributed to the Fund's return during the period.
What detracted from performance?
Strategy Detractors |  No components of the Fund's strategy detracted from its performance during the period.
How Has The Fund Historically Performed?
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (07/17/24)
Invesco QQQ Income Advantage ETF — NAV Return	1.68%
Nasdaq Composite Index	0.74%
Nasdaq-100® Index	0.67%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$132,011,567
Total number of portfolio holdings	124
Total advisory fees paid	$0
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	6.77%
NVIDIA Corp.	6.42%
Microsoft Corp.	5.95%
Broadcom, Inc.	4.00%
Meta Platforms, Inc., Class A	3.89%
Amazon.com, Inc.	3.86%
Tesla, Inc.	2.38%
Alphabet, Inc., Class A	1.98%
Costco Wholesale Corp.	1.97%
Alphabet, Inc., Class C	1.90%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since July 15, 2024 (commencement of operations). For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund modified its principal investment strategies to reflect that it will invest up to 10% of its net assets in equity-linked notes.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Real Assets ESG ETF
IVRA | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Real Assets ESG ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Assets ESG ETF	$70	0.59%
How Did The Fund Perform During The Period?
• The North America Listed Real Assets markets delivered historically elevated total returns for the fiscal year ended October 31, 2024. The combination of resilient growth, falling inflation and central bank easing supported investor appetite for listed real assets. With many real assets sectors serving as fixed income proxies, the accommodative rate outlook followed by larger than expected interest rate cuts at the September 2024 Federal Open Market Committee meeting drove broad markets higher, with notable performance from real assets industries.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 36.28%. During the same time period, the S&P U.S., Canada & Mexico Real Assets Equity Index returned 30.76%.
What contributed to performance?
Real Asset Allocations |  Midstream energy, followed by gold and industrial real estate, respectively.
Positions | Targa Resources Corp., a midstream energy company and Prologis, Inc., an industrial real estate company.
What detracted from performance?
Real Asset Allocations |  Hotel REITs, followed by single-family residential REITs and office REITs, respectively.
Positions | American Homes 4 Rent, a single-family residential REIT company and Archer-Daniels-Midland Co., an agricultural products and services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/22/20)
Invesco Real Assets ESG ETF — NAV Return	36.28%	12.29%
S&P 500® Index	38.02%	13.70%
S&P U.S., Canada & Mexico Real Assets Equity Index	30.76%	12.18%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$10,034,898
Total number of portfolio holdings	58
Total advisory fees paid	$31,085
Portfolio turnover rate	132%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Prologis, Inc.	6.33%
Equinix, Inc.	5.65%
Cheniere Energy, Inc.	4.88%
American Tower Corp.	4.65%
Sempra	4.08%
Smurfit WestRock PLC	3.10%
Gibson Energy, Inc.	3.00%
Simon Property Group, Inc.	3.00%
ONEOK, Inc.	2.94%
Alexandria Real Estate Equities, Inc.	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Downside Hedged ETF
PHDG | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco S&P 500® Downside Hedged ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Downside Hedged ETF	$40	0.36%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• For the fiscal year ended October 31, 2024, the Fund performed positively with all equity sectors contributing, especially information technology. However, the Fund's allocations to futures contracts on the CBOE Volatility Index (VIX futures) offset some of those gains.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 23.72%. During the same time period, the S&P 500® Dynamic VEQTOR Index returned 24.49%.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials and communication services sectors, respectively.
Positions | NVIDIA Corp., an information technology company, followed by the CBOE VIX (CBF) August 2024, a VIX futures contract.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period. However, the Fund's VIX futures allocations detracted from performance.
Positions | The CBOE VIX (CBF) December 2023, followed by the CBOE VIX (CBF) June 2024, both VIX futures contracts.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Downside Hedged ETF — NAV Return	23.72%	8.71%	4.58%
S&P 500® Index	38.02%	15.27%	13.00%
S&P 500® Dynamic VEQTOR Index	24.49%	9.15%	5.15%
U.S. 3 Month Treasury Bill Index	5.14%	2.37%	1.68%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$113,842,817
Total number of portfolio holdings	509
Total advisory fees paid	$439,144
Portfolio turnover rate	683%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	5.15%
NVIDIA Corp.	4.90%
Microsoft Corp.	4.53%
Amazon.com, Inc.	2.61%
Meta Platforms, Inc., Class A	1.86%
Alphabet, Inc., Class A	1.50%
Alphabet, Inc., Class C	1.24%
Berkshire Hathaway, Inc., Class B	1.23%
Broadcom, Inc.	1.18%
Tesla, Inc.	1.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500 Equal Weight Income Advantage ETF
RSPA | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco S&P 500 Equal Weight Income Advantage ETF (the “Fund”) for the period July 15, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Equal Weight Income Advantage ETF	$0	0.00%†
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal period, the S&P 500® Equal Weight Index had strong performance driven by rate-sensitive sectors (utilities and financials). Larger exposure to some of the more rate sensitive sectors of the market through the S&P 500® Equal Weight Index outperformed the tech-heavy market cap weighted indices as the Federal Reserve continued its path to lower rates.
• For the fiscal period ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 3.62%. During the same time period, the S&P 500® Equal Weight Index returned 3.57%.
What contributed to performance?
Passive Index Security Exposure |  The equity portion of the Fund's portfolio, which seeks passive exposure to the component securities of the S&P 500® Equal Weight Index, contributed to the Fund's performance.
Options-based Income Exposure | The defensive and income-producing options component of the Fund's investments in equity-linked notes, which are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents helped mitigate heightened market volatility, particularly in early August 2024, and contributed to overall performance.
What detracted from performance?
Strategy Detractors |  No components of the Fund's strategy detracted from its performance during the period.
How Has The Fund Historically Performed?
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (07/17/24)
Invesco S&P 500 Equal Weight Income Advantage ETF — NAV Return	3.62%
S&P 500® Index	2.47%
S&P 500® Equal Weight Index	3.57%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$267,714,441
Total number of portfolio holdings	526
Total advisory fees paid	$0
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo Bank N.A. (Invesco S&P 500 Equal Weight ETF), Conv.	0.52%
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF)	0.33%
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF)	0.30%
UBS AG (Invesco S&P 500 Equal Weight ETF)	0.27%
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF)	0.26%
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF), Series E125	0.26%
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF)	0.25%
Wells Fargo Bank N.A. (Invesco S&P 500 Equal Weight ETF), Conv.	0.22%
Mizuho Markets Cayman L.P. (Invesco S&P 500 Equal Weight ETF), Conv.	0.22%
United Airlines Holdings, Inc.	0.24%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since July 15, 2024 (commencement of operations). For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund modified its principal investment strategies to reflect that it will invest up to 10% of its net assets in equity-linked notes.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Duration Bond ETF
ISDB | CBOE BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Short Duration Bond ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Bond ETF	$36	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year, the bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Additionally, despite continued volatility, treasury yields moved broadly lower supporting absolute returns for fixed income. The Fund benefited from both interest rate sensitivity in a declining yield environment and tightening credit spreads.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 7.95%. During the same time period, the Bloomberg 1-3 Yr Gov/Credit Index returned 6.25%.
What contributed to performance?
Allocations |  An overweight allocation to asset-backed securities contributed positively to relative performance.
Security Selection | Security selection in the financials sector, particularly the banking industry, positively affected relative performance during the period.
What detracted from performance?
Allocations |  Allocation to the insurance industry detracted from relative performance.
Security Selection | Security selection in the consumer non-cyclical sector detracted from relative performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/09/22)
Invesco Short Duration Bond ETF — NAV Return	7.95%	5.48%
Bloomberg U.S. Aggregate Bond Index	10.55%	3.16%
Bloomberg 1-3 Yr Gov/Credit Index	6.25%	4.49%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg 1-3 Yr Gov/Credit Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$9,978,730
Total number of portfolio holdings	256
Total advisory fees paid	$34,342
Portfolio turnover rate	117%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	2.57%
NatWest Group PLC, 7.47%, 11/10/2026	2.05%
Ford Motor Credit Co. LLC, 7.90%, 03/06/2026	2.05%
Barclays PLC, 7.33%, 11/02/2026	2.05%
UBS AG, 5.80%, 09/11/2025	2.03%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 01/15/2027	1.54%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 07/15/2025	1.52%
U.S. Treasury Notes, 3.50%, 09/30/2026	4.01%
U.S. Treasury Notes, 3.88%, 10/15/2027	2.77%
U.S. Treasury Notes, 3.50%, 09/30/2029	2.11%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 13, 2024, the Board of Trustees approved changes to the Fund’s name, ticker symbol and annual unitary management fee. The Fund’s name will change to Invesco Short Duration Total Return Bond ETF, and its ticker symbol will change to GTOS. The Fund’s annual unitary management fee will be reduced from 0.35% to 0.30% of the Fund’s average daily net assets. These changes will be effective on February 20, 2025.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Total Return Bond ETF
GTO | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Total Return Bond ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Total Return Bond ETF	$27	0.25%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year, the bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Additionally, despite continued volatility, treasury yields moved broadly lower supporting absolute returns for fixed income. The Fund benefited from both interest rate sensitivity in a declining yield environment and tightening credit spreads.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 12.34%. During the same time period, the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
Allocations |  An overweight allocation to the industrials sector, particularly the transportation industry, contributed positively to relative performance.
Security Selection | Security selection in the financials sector, particularly the banking industry, positively affected relative performance during the period.
What detracted from performance?
Allocations |  Allocation to the consumer cyclical sector detracted from relative performance.
Security Selection | Allocation to and security selection within mortgage-backed securities, particularly 30-year conventional mortgages, detracted from relative performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (02/10/16)
Invesco Total Return Bond ETF — NAV Return	12.34%	0.65%	2.87%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.31%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim Total Return Bond ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim Total Return Bond ETF and the Fund.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,724,394,957
Total number of portfolio holdings	1,205
Total advisory fees paid	$3,374,552
Portfolio turnover rate	549%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2054	4.76%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 11/01/2054	4.40%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 11/01/2054	2.89%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 11/01/2054	2.46%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 11/01/2054	1.93%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2054	1.92%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2054	1.92%
U.S. Treasury Bonds, 4.63%, 05/15/2054	3.95%
U.S. Treasury Notes, 3.50%, 09/30/2029	3.11%
U.S. Treasury Notes, 3.88%, 08/15/2034	1.72%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 13, 2024, the Board of Trustees approved a reduction in the Fund’s annual unitary management fee from 0.50% to 0.35% of the Fund’s average daily net assets. This change will be effective on February 20, 2025. However, Invesco Capital Management LLC (the “Adviser”) is currently waiving a portion of its management fee for the Fund, resulting in a net annual unitary management fee of 0.25% through August 31, 2025. The Adviser may not terminate this waiver prior to August 31, 2025.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of the Adviser agreeing, effective June 28, 2023, to waive a portion of its unitary management fee through August 31, 2025.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Ultra Short Duration ETF
GSY | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Ultra Short Duration ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Ultra Short Duration ETF	$23	0.22%
How Did The Fund Perform During The Period?
• During the fiscal year, the Fund benefited from an inverted yield curve and a longer period of elevated short-term rates, generating higher returns from income. The Fund also benefited from falling spreads in investment grade bonds, adding to the Fund's total return.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 6.76%. During the same time period, the ICE BofA US Treasury Bill Index returned 5.45%.
What contributed to performance?
Allocations |  Investment grade financial corporate debt was the largest contributor over the period due to the reduction in investment grade spreads over the fiscal year.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Ultra Short Duration ETF — NAV Return	6.76%	2.63%	2.31%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
ICE BofA US Treasury Bill Index	5.45%	2.37%	1.70%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA US Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on April 6, 2018, Guggenheim Ultra Short Duration ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim Ultra Short Duration ETF and the Fund.
- Prior to July 1, 2022, ICE BofA US Treasury Bill Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, ICE BofA US Treasury Bill Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,235,080,302
Total number of portfolio holdings	269
Total advisory fees paid	$4,055,607
Portfolio turnover rate	50%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Jabil, Inc., 5.30%, 11/01/2024	1.49%
AutoNation, Inc., 5.20%, 11/01/2024	1.42%
Global Payments, Inc., 5.45%, 11/14/2024	0.92%
Conagra Brands, Inc., 5.22%, 11/12/2024	0.89%
Whirlpool Corp., 5.19%, 11/14/2024	0.88%
Crown Castle, Inc., 5.22%, 12/03/2024	0.79%
Kinder Morgan, Inc., 4.30%, 06/01/2025	1.14%
Mercedes-Benz Finance North America LLC, 5.79%, 03/30/2025	0.90%
Jackson National Life Global Funding, 5.50%, 01/09/2026	0.75%
Energy Transfer L.P., 4.05%, 03/15/2025	0.71%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Variable Rate Investment Grade ETF
VRIG | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about Invesco Variable Rate Investment Grade ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Variable Rate Investment Grade ETF	$31	0.30%
How Did The Fund Perform During The Period?
• During the fiscal year the Fund benefited from both its off-benchmark allocation to structured credit securities as well as security selection within corporate bonds relative to benchmark index holdings.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 7.21%. During the same time period, the Bloomberg US Floating Rate Note Index returned 6.65%.
What contributed to performance?
Allocations |  Agency credit risk transfer securities, the principal Fund holding in residential credit, provided the most positive contributor as solid housing markets and generally strong consumer credit conditions aided fundamentals.
Positions | Security selection among floating rate corporate bonds contributed meaningfully to performance during the fiscal period.
What detracted from performance?
Allocations |  The Fund's exposure to floating rate Treasury securities detracted from performance since they typically provided lower yields than corporate bonds in the represented in the benchmark index.
Positions | The Fund's modest holdings of commercial mortgage-backed securities did not keep pace with corporate bonds represented in the benchmark index.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (09/22/16)
Invesco Variable Rate Investment Grade ETF — NAV Return	7.21%	3.44%	3.15%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	0.98%
Bloomberg US Floating Rate Note Index	6.65%	3.16%	2.96%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg US Floating Rate Note Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,062,724,579
Total number of portfolio holdings	298
Total advisory fees paid	$2,802,874
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
SMB Private Education Loan Trust, Series 2024-F, Class A1B, 0.00%, 03/16/2054	0.71%
Morgan Stanley, 5.87%, 04/13/2028	0.71%
JPMorgan Chase & Co., 5.77%, 04/22/2028	0.71%
KeyCorp, 6.28%, 05/23/2025	0.71%
American Honda Finance Corp., 5.30%, 04/29/2025	0.71%
Wells Fargo & Co., 5.92%, 04/22/2028	0.66%
Standard Chartered PLC, 6.78%, 07/06/2027	0.62%
U.S. Treasury Floating Rate Notes, 4.64%, 04/30/2026	12.93%
U.S. Treasury Floating Rate Notes, 4.74%, 01/31/2026	6.92%
U.S. Treasury Floating Rate Notes, 4.67%, 07/31/2026	1.86%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. Administration of the Code was transferred from the Chief Legal Officer to the Chief Compliance Officer during the reporting period. There were no waivers for the fiscal year ended October 31, 2024.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees (the "Board") has determined that the Registrant has four "audit committee financial experts" serving on its audit committee: Mr. Marc M. Kole, Ms. Joanne Pace, Mr. Gary R. Wicker and Mr. Donald H. Wilson. Each of these audit committee members is "independent," meaning that he/she is not an "interested person" of the Registrant (as that term is defined in Section 2(a)(19) of the Act) and he/she does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his/her capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that a person has any greater duties, obligations, or liability than those imposed on a person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board.

Item 4. Principal Accountant Fees and Services.

(a)	to (d)

Fees Billed by PwC to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for pre-approved services rendered to the Registrant for the last two fiscal years as shown in the following table.  The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2023
Audit Fees	$ 451,280	$ 381,600
Audit-Related Fees	$ 0	$ 0
Tax Fees(1)	$ 168,840	$ 147,400
All Other Fees	$ 0	$ 0
Total Fees	$ 620,120	$ 529,000

(1)

Tax Fees for the fiscal years ended 2024 and 2023 include fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Capital Management LLC (“Invesco” or “Adviser”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”), aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2023 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees (1)	$ 1,134,000	$ 1,067,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,134,000	$ 1,067,000

(1)	Audit-Related Fees for the fiscal years ended 2024 and 2023 include fees billed related to reviewing controls at a service organization.

(e)(1)Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Policies and Procedures

As Adopted by the Audit Committee of the Invesco ETFs

Applicable to

Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (collectively the “Funds”)

Risk Addressed by Policy	Approval of Audit and Non-Audit Services
Relevant Law and Other Sources	Sarbanes-Oxley Act of 2002; Regulation S-X.
Last Reviewed by Compliance for Accuracy	June 15, 2018
Effective Date	June 26, 2009
Amended Dates	March 12, 2015 and June 15, 2018

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:
a.

The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.

Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and
3.	Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client
•	Financial information systems design and implementation
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
•	Actuarial services
•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions
•	Human resources
•	Broker-dealer, investment adviser, or investment banking services
•	Legal services
•	Expert services unrelated to the audit
•	Any service or product provided for a contingent fee or a commission
•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance
•	Tax services for persons in financial reporting oversight roles at the Fund
•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.
(e)(2)	There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)

In addition to the amounts shown in the tables above, PwC billed Invesco and Affiliates aggregate fees of $6,466,000 for the fiscal year ended October 31, 2024 and $6,507,000 for the fiscal year ended October 31, 2023 for non-audit services not required to be pre-approved by the Registrant’s Audit Committee.  In total, PwC billed the Registrant, Invesco and Affiliates aggregate non-audit fees of $7,768,840 for the fiscal year ended October 31, 2024 and $7,721,400 for the fiscal year ended October 31, 2023.

(h)

With respect to the non-audit services above billed to Invesco and Affiliates that were not required to be pre-approved by the Registrant’s Audit Committee, the Audit Committee received information from PwC about such services, including by way of comparison, that PwC provided audit services to entities within the Investment Company Complex, as defined by Rule 2-01(f)(14) of Regulation S-X, of approximately $34 million and non-audit services of approximately $26 million for the fiscal year ended 2024. The Audit Committee considered this information in evaluating PwC’s independence.

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists solely of independent trustees. The Audit Committee members are Marc M. Kole, Joanne Pace, Gary R. Wicker, and Donald H. Wilson.

(b) Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Annual Financial Statements and Other Information
October 31, 2024
ICLO	Invesco AAA CLO Floating Rate Note ETF
PSR	Invesco Active U.S. Real Estate ETF
IHYF	Invesco High Yield Bond Factor ETF
HIYS	Invesco High Yield Select ETF
EFAA	Invesco MSCI EAFE Income Advantage ETF
QQA	Invesco QQQ Income Advantage ETF
PHDG	Invesco S&P 500® Downside Hedged ETF
RSPA	Invesco S&P 500 Equal Weight Income Advantage ETF
ISDB	Invesco Short Duration Bond ETF
GTO	Invesco Total Return Bond ETF
GSY	Invesco Ultra Short Duration ETF
VRIG	Invesco Variable Rate Investment Grade ETF

Invesco AAA CLO Floating Rate Note ETF (ICLO)
October 31, 2024
Schedule of Investments

	Principal Amount	Value
Asset-Backed Securities-98.26%
522 Funding CLO Ltd., Series 2019-5A, Class BR, 6.51% (3 mo. Term SOFR + 1.85%), 04/15/2035(a)(b)	$250,000	$250,500
ABPCI Direct Lending Fund CLO V Ltd. (Cayman Islands)
Series 2019-5A, Class A1RR, 6.82% (3 mo. Term SOFR + 2.20%), 01/20/2036(a)(b)	1,300,000	1,311,003
Series 2019-5A, Class A1Z, 6.62% (3 mo. Term SOFR + 2.00%), 01/20/2036(a)(b)	1,500,000	1,499,798
AGL CLO 13 Ltd. (Cayman Islands), Series 2021-13A, Class A1, 6.04% (3 mo. Term SOFR + 1.42%), 10/20/2034(a)(b)	1,250,000	1,251,143
AGL CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class A, 6.03% (3 mo. Term SOFR + 1.41%), 12/02/2034(a)(b)	1,000,000	1,001,547
AGL CLO 20 Ltd. (Jersey), Series 2022-20A, Class BR, 6.37% (3 mo. Term SOFR + 1.75%), 10/20/2037(a)(b)	250,000	251,750
AGL Clo 28 Ltd. (Jersey), Series 2023-28A, Class AL2, 6.32% (3 mo. Term SOFR + 1.70%), 01/21/2037(a)(b)	300,000	302,410
AGL CLO 29 Ltd. (Jersey), Series 2024-29A, Class A1, 6.19% (3 mo. Term SOFR + 1.57%), 04/21/2037(a)(b)	4,000,000	4,027,148
AGL Core CLO 4 Ltd. (Cayman Islands), Series 2020-4A, Class AR2, 6.15% (3 mo. Term SOFR + 1.38%), 10/20/2037(a)(b)	1,250,000	1,252,441
AIMCO CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class A, 5.87% (3 mo. Term SOFR + 1.25%), 04/20/2034(a)(b)	1,500,000	1,500,914
AIMCO CLO Ltd. (Cayman Islands), Series 2021-16A, Class AR, 6.05% (3 mo. Term SOFR + 1.40%), 07/17/2037(a)(b)	1,250,000	1,252,604
Antares CLO Ltd. (Cayman Islands)
Series 2018-3A, Class A2R, 7.03% (3 mo. Term SOFR + 1.80%), 07/20/2036(a)(b)	1,400,000	1,402,870
Series 2020-1A, Class A1R, 6.35% (3 mo. Term SOFR + 1.72%), 10/23/2033(a)(b)	4,000,000	4,003,340
Series 2021-1A, Class A1, 6.42% (3 mo. Term SOFR + 1.79%), 07/25/2033(a)(b)	1,200,000	1,201,999
Apidos CLO XXVIII (Cayman Islands), Series 2017-28A, Class A1B, 6.03% (3 mo. Term SOFR + 1.41%), 01/20/2031(a)(b)	2,000,000	2,001,868
Apidos CLO XXXIX Ltd. (Cayman Islands), Series 2022-39A, Class A1, 5.92% (3 mo. Term SOFR + 1.30%), 04/21/2035(a)(b)	2,600,000	2,607,670
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-1A, Class A1, 5.95% (3 mo. Term SOFR + 1.32%), 04/18/2035(a)(b)	2,600,000	2,602,852
Ballyrock CLO 14 Ltd. (Cayman Islands), Series 2020-14A, Class A1A, 6.68% (3 mo. Term SOFR + 1.38%), 07/20/2037(a)(b)	1,500,000	1,505,339
Barings CLO Ltd. (Cayman Islands)
Series 2019-1A, Class AR, 6.05% (3 mo. Term SOFR + 1.39%), 04/15/2035(a)(b)	1,850,000	1,852,172
Series 2023-1A, Class A, 6.37% (3 mo. Term SOFR + 1.75%), 04/20/2036(a)(b)	1,500,000	1,506,505
	Principal Amount	Value
BCRED BSL CLO Ltd. (Cayman Islands), Series 2021-1A, Class B, 6.68% (3 mo. Term SOFR + 2.06%), 07/20/2034(a)(b)	$1,000,000	$1,001,456
Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Series 2019-19A, Class AR, 5.84% (3 mo. Term SOFR + 1.18%), 01/15/2033(a)(b)	1,250,000	1,252,060
Benefit Street Partners CLO XXVII Ltd. (Jersey), Series 2022-27A, Class AR, 5.99% (3 mo. Term SOFR + 1.37%), 10/20/2037(a)(b)	2,200,000	2,209,792
Broad River Bsl Funding CLO Ltd. (Cayman Islands), Series 2020-1A, Class AR, 6.05% (3 mo. Term SOFR + 1.43%), 07/20/2034(a)(b)	1,670,000	1,670,417
Buckhorn Park CLO Ltd. (Cayman Islands), Series 2019-1A, Class AR, 6.01% (3 mo. Term SOFR + 1.38%), 07/18/2034(a)(b)	1,325,000	1,327,544
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2012-3A, Class A1B2, 6.32% (3 mo. Term SOFR + 1.66%), 01/14/2032(a)(b)	1,000,000	1,001,930
Series 2014-1A, Class A2R2, 6.04% (3 mo. Term SOFR + 1.39%), 04/17/2031(a)(b)	2,000,000	2,002,250
Series 2014-2RA, Class A2, 6.71% (3 mo. Term SOFR + 1.59%), 05/15/2031(a)(b)	1,000,000	1,000,976
Carlyle US CLO Ltd. (Cayman Islands)
Series 2019-3A, Class A2RR, 6.67% (3 mo. Term SOFR + 2.05%), 04/20/2037(a)(b)	1,000,000	1,007,959
Series 2021-1A, Class A2, 6.37% (3 mo. Term SOFR + 1.71%), 04/15/2034(a)(b)	700,000	700,035
Series 2021-4A, Class A1, 5.99% (3 mo. Term SOFR + 1.37%), 04/20/2034(a)(b)	1,300,000	1,304,797
Series 2021-4A, Class B1, 6.53% (3 mo. Term SOFR + 1.91%), 04/20/2034(a)(b)	1,000,000	1,001,597
Series 2024-1A, Class A, 6.19% (3 mo. Term SOFR + 1.53%), 04/15/2037(a)(b)	450,000	453,128
CBAM Ltd. (Cayman Islands), Series 2017-1A, Class A1, 6.13% (3 mo. Term SOFR + 1.51%), 07/20/2030(a)(b)	69,001	69,119
Cedar Funding II CLO Ltd. (Cayman Islands)
Series 2013-1A, Class ARR, 5.96% (3 mo. Term SOFR + 1.34%), 04/20/2034(a)(b)	2,500,000	2,505,000
Series 2013-1A, Class BRR, 6.23% (3 mo. Term SOFR + 1.61%), 04/20/2034(a)(b)	800,000	800,796
Cedar Funding IV CLO Ltd. (Cayman Islands), Series 2014-4A, Class ARR, 6.05% (3 mo. Term SOFR + 1.42%), 07/23/2034(a)(b)	1,000,000	1,002,183
Cedar Funding XI CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1R, 6.37% (3 mo. Term SOFR + 1.31%), 05/29/2032(a)(b)	1,000,000	1,001,299
Cedar Funding XII CLO Ltd. (Cayman Islands), Series 2020-12A, Class A2R, 6.29% (3 mo. Term SOFR + 1.66%), 10/25/2034(a)(b)	1,250,000	1,251,420
Cerberus Loan Funding XL LLC, Series 2023- 1A, Class A, 7.06% (3 mo. Term SOFR + 2.40%), 03/22/2035(a)(b)	1,300,000	1,308,046
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
October 31, 2024
	Principal Amount	Value
CIFC Funding Ltd. (Cayman Islands)
Series 2013-2A, Class A2L2, 6.39% (3 mo. Term SOFR + 1.76%), 10/18/2030(a)(b)	$500,000	$501,781
Series 2014-5A, Class A1R3, 6.03% (3 mo. Term SOFR + 1.38%), 07/17/2037(a)(b)	1,300,000	1,303,956
Series 2017-1A, Class ARR, 6.17% (3 mo. Term SOFR + 1.55%), 04/21/2037(a)(b)	2,250,000	2,265,052
Series 2017-5A, Class AR, 6.06% (3 mo. Term SOFR + 1.41%), 07/17/2037(a)(b)	1,300,000	1,307,194
Series 2020-3A, Class A2R, 6.23% (3 mo. Term SOFR + 1.61%), 10/20/2034(a)(b)	1,500,000	1,501,328
Series 2023-2A, Class A, 6.37% (3 mo. Term SOFR + 1.75%), 01/21/2037(a)(b)	5,000,000	5,043,720
Eaton Vance CLO Ltd. (Cayman Islands), Series 2013-1A, Class A13R, 6.17% (3 mo. Term SOFR + 1.51%), 01/15/2034(a)(b)	2,200,000	2,201,826
Elmwood CLO 21 Ltd. (Cayman Islands), Series 2022-8A, Class AR, 6.27% (3 mo. Term SOFR + 1.65%), 10/20/2036(a)(b)	1,300,000	1,309,963
Elmwood CLO 26 Ltd. (Cayman Islands), Series 2024-1A, Class B, 6.63% (3 mo. Term SOFR + 2.00%), 04/18/2037(a)(b)	1,100,000	1,111,361
Elmwood CLO 29 Ltd. (Cayman Islands), Series 2024-5A, Class AR1, 6.14% (3 mo. Term SOFR + 1.52%), 04/20/2037(a)(b)	520,000	522,792
Elmwood CLO VI Ltd. (Cayman Islands), Series 2020-3A, Class ARR, 6.01% (3 mo. Term SOFR + 1.38%), 07/18/2037(a)(b)	1,000,000	1,004,622
Elmwood CLO VIII Ltd. (Cayman Islands), Series 2021-1A, Class AR, 6.17% (3 mo. Term SOFR + 1.55%), 04/20/2037(a)(b)	1,800,000	1,812,602
Elmwood CLO X Ltd. (Cayman Islands), Series 2021-3A, Class BR, 6.37% (3 mo. Term SOFR + 1.75%), 04/20/2034(a)(b)	1,000,000	1,003,379
Flatiron CLO 21 Ltd. (Cayman Islands), Series 2021-1A, Class A1R, 5.98% (3 mo. Term SOFR + 1.36%), 10/19/2037(a)(b)	1,945,000	1,953,231
Galaxy XXI CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 5.90% (3 mo. Term SOFR + 1.28%), 04/20/2031(a)(b)	195,398	195,894
Galaxy XXIV CLO Ltd. (Cayman Islands), Series 2017-24A, Class AR, 6.19% (3 mo. Term SOFR + 1.54%), 04/15/2037(a)(b)	1,250,000	1,255,599
GoldenTree Loan Management US CLO 14 Ltd., Series 2022-14A, Class B1R, 6.27% (3 mo. Term SOFR + 1.65%), 07/20/2037(a)(b)	1,800,000	1,803,195
GoldenTree Loan Management US CLO 4 Ltd. (Cayman Islands), Series 2019-4A, Class ARR, 5.79% (3 mo. Term SOFR + 1.15%), 04/24/2031(a)(b)	1,114,137	1,115,228
Golub Capital Partners CLO 40(B) Ltd. (Cayman Islands), Series 2019-40A, Class AR, 5.98% (3 mo. Term SOFR + 1.35%), 01/25/2032(a)(b)	236,939	237,328
Golub Capital Partners CLO 47(M) GP Ltd. (Cayman Islands), Series 2020-47A, Class A1A, 6.17% (3 mo. Term SOFR + 1.62%), 08/05/2037(a)(b)	3,500,000	3,508,375
	Principal Amount	Value
Golub Capital Partners CLO 49(M) GP Ltd. (Cayman Islands), Series 2020-49A, Class AR, 6.41% (3 mo. Term SOFR + 1.79%), 08/26/2033(a)(b)	$1,400,000	$1,399,488
Golub Capital Partners CLO 54(M) GP L.P. (Cayman Islands), Series 2021-54A, Class A, 6.35% (3 mo. Term SOFR + 1.79%), 08/05/2033(a)(b)	2,400,000	2,398,776
Golub Capital Partners CLO 71(M), Series 2024-71A, Class A, 7.05% (3 mo. Term SOFR + 1.95%), 02/09/2037(a)(b)	1,000,000	1,004,125
Ivy Hill Middle Market Credit Fund IX Ltd. (Cayman Islands), Series 9A, Class A1, 6.25% (3 mo. Term SOFR + 1.62%), 04/23/2034(a)(b)	1,200,000	1,200,876
Madison Park Funding LXII Ltd. (Cayman Islands), Series 2022-62A, Class AR, 6.50% (3 mo. Term SOFR + 1.85%), 07/17/2036(a)(b)	2,050,000	2,058,942
Madison Park Funding XIX Ltd. (Cayman Islands), Series 2015-19A, Class AR3, 6.23% (3 mo. Term SOFR + 1.60%), 01/22/2037(a)(b)	1,000,000	1,007,020
Madison Park Funding XXII Ltd. (Cayman Islands), Series 2016-22A, Class A1R, 6.18% (3 mo. Term SOFR + 1.52%), 01/15/2033(a)(b)	2,700,000	2,710,886
Madison Park Funding XXXII Ltd. (Cayman Islands), Series 2018-32A, Class BR2, 6.38% (3 mo. Term SOFR + 1.75%), 07/22/2037(a)(b)	1,000,000	1,004,620
Madison Park Funding XXXVII Ltd. (Cayman Islands), Series 2019-37A, Class AR2, 6.19% (3 mo. Term SOFR + 1.53%), 04/15/2037(a)(b)	5,340,000	5,372,307
Magnetite XVII Ltd. (Cayman Islands), Series 2016-17A, Class AR2, 6.12% (3 mo. Term SOFR + 1.50%), 04/20/2037(a)(b)	1,250,000	1,257,675
Magnetite XXVII Ltd. (Cayman Islands)
Series 2020-27A, Class AR, 6.02% (3 mo. Term SOFR + 1.40%), 10/20/2034(a)(b)	1,250,000	1,252,701
Series 2020-27A, Class BR, 6.43% (3 mo. Term SOFR + 1.81%), 10/20/2034(a)(b)	930,000	931,617
Magnetite XXXIX Ltd., Series 2023-39A, Class A, 6.18% (3 mo. Term SOFR + 1.55%), 10/25/2033(a)(b)	1,000,000	1,000,931
Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 6.61% (3 mo. Term SOFR + 1.95%), 04/15/2035(a)(b)	630,000	630,944
Neuberger Berman Loan Advisers CLO 32 Ltd. (Cayman Islands), Series 2019-32A, Class BR, 6.28% (3 mo. Term SOFR + 1.66%), 01/20/2032(a)(b)	2,500,000	2,503,057
Neuberger Berman Loan Advisers CLO 39 Ltd. (Cayman Islands), Series 2020-39A, Class A1R, 6.15% (3 mo. Term SOFR + 1.53%), 04/20/2038(a)(b)	1,210,000	1,214,492
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
October 31, 2024
	Principal Amount	Value
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 5.97% (3 mo. Term SOFR + 1.32%), 04/16/2033(a)(b)	$3,936,305	$3,946,319
OCP CLO Ltd. (Cayman Islands)
Series 2015-9A, Class A1R2, 5.90% (3 mo. Term SOFR + 1.25%), 01/15/2033(a)(b)	3,500,000	3,505,054
Series 2020-20A, Class A1R, 6.16% (3 mo. Term SOFR + 1.53%), 04/18/2037(a)(b)	1,000,000	1,005,818
Series 2024-31A, Class A1, 6.25% (3 mo. Term SOFR + 1.63%), 04/20/2037(a)(b)	3,250,000	3,269,887
OHA Credit Funding 17 Ltd. (Bermuda), Series 2024-17A, Class A, 6.10% (3 mo. Term SOFR + 1.48%), 04/20/2037(a)(b)	2,000,000	2,009,864
Owl Rock CLO VIII LLC, Series 2022-8A, Class AT, 7.83% (3 mo. Term SOFR + 2.50%), 11/20/2034(a)(b)	5,000,000	5,010,140
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1A4, 6.52% (3 mo. Term SOFR + 1.39%), 05/21/2034(a)(b)	1,795,000	1,797,987
Peace Park CLO Ltd. (Cayman Islands), Series 2021-1A, Class B1, 6.48% (3 mo. Term SOFR + 1.86%), 10/20/2034(a)(b)	795,000	796,085
Peebles Park CLO Ltd. (Jersey), Series 2024- 1A, Class A, 6.12% (3 mo. Term SOFR + 1.50%), 04/21/2037(a)(b)	2,400,000	2,415,266
Pikes Peak CLO 4 (Cayman Islands), Series 2019-4A, Class ARR, 5.87% (3 mo. Term SOFR + 1.21%), 07/15/2034(a)(b)	1,250,000	1,250,420
Rad CLO 5 Ltd. (Cayman Islands), Series 2019-5A, Class BR, 6.60% (3 mo. Term SOFR + 1.96%), 07/24/2032(a)(b)	2,000,000	2,002,022
Regatta X Funding Ltd. (Cayman Islands), Series 2017-3A, Class AR, 6.13% (3 mo. Term SOFR + 1.48%), 07/17/2037(a)(b)	2,000,000	2,013,630
Regatta XX Funding Ltd. (Cayman Islands), Series 2021-2A, Class A, 6.08% (3 mo. Term SOFR + 1.42%), 10/15/2034(a)(b)	1,345,000	1,346,270
Regatta XXII Funding Ltd. (Cayman Islands), Series 2022-2A, Class AR, 5.87% (3 mo. Term SOFR + 1.25%), 07/20/2035(a)(b)	1,000,000	1,002,735
RR 1 LLC, Series 2017-1A, Class A1AB, 6.07% (3 mo. Term SOFR + 1.41%), 07/15/2035(a)(b)	1,310,000	1,310,352
RR 15 Ltd. (Cayman Islands), Series 2021- 15A, Class A2, 6.37% (3 mo. Term SOFR + 1.71%), 04/15/2036(a)(b)	2,100,000	2,101,842
RR 24 Ltd. (Bermuda), Series 2022-24A, Class A1AR, 6.39% (3 mo. Term SOFR + 1.73%), 01/15/2036(a)(b)	900,000	901,768
RR 29 Ltd. (Cayman Islands), Series 2024- 29RA, Class A1R, 6.05% (3 mo. Term SOFR + 1.39%), 07/15/2039(a)(b)	1,500,000	1,504,757
	Principal Amount	Value
RR 5 Ltd. (Cayman Islands), Series 2018-5A, Class A1R, 6.82% (3 mo. Term SOFR + 1.50%), 07/15/2039(a)(b)	$2,200,000	$2,211,139
Shackleton CLO Ltd. (Cayman Islands)
Series 2019-14A, Class A1R, 6.08% (3 mo. Term SOFR + 1.46%), 07/20/2034(a)(b)	1,250,000	1,252,274
Series 2021-16A, Class B, 6.63% (3 mo. Term SOFR + 2.01%), 10/20/2034(a)(b)	1,000,000	1,003,087
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 6.07% (3 mo. Term SOFR + 1.42%), 04/17/2034(a)(b)	1,500,000	1,503,434
Signal Peak CLO 10 Ltd. (Cayman Islands)
Series 2021-10A, Class B, 6.65% (3 mo. Term SOFR + 2.01%), 01/24/2035(a)(b)	780,000	782,162
Series 2021-9A, Class A1, 6.06% (3 mo. Term SOFR + 1.44%), 07/21/2034(a)(b)	1,300,000	1,304,332
Southwick Park CLO LLC (Cayman Islands), Series 2019-4A, Class A1R, 5.94% (3 mo. Term SOFR + 1.32%), 07/20/2032(a)(b)	2,550,000	2,554,899
Symphony CLO XIX Ltd. (Cayman Islands)
Series 2018-19A, Class A, 5.87% (3 mo. Term SOFR + 1.22%), 04/16/2031(a)(b)	1,673,448	1,676,089
Series 2018-19A, Class B, 6.26% (3 mo. Term SOFR + 1.61%), 04/16/2031(a)(b)	900,000	900,860
Symphony CLO XXII Ltd. (Cayman Islands), Series 2020-22A, Class BR, 6.31% (3 mo. Term SOFR + 1.68%), 04/18/2033(a)(b)	750,000	750,417
Symphony CLO XXXII Ltd. (Cayman Islands), Series 2022-32A, Class B, 6.48% (3 mo. Term SOFR + 1.85%), 04/23/2035(a)(b)	500,000	500,523
TCI-Flatiron CLO Ltd. (Cayman Islands), Series 2018-1A, Class BR, 6.27% (3 mo. Term SOFR + 1.66%), 01/29/2032(a)(b)	2,620,000	2,623,623
TICP CLO VII Ltd. (Cayman Islands), Series 2017-7A, Class ASR2, 5.95% (3 mo. Term SOFR + 1.30%), 04/15/2033(a)(b)	5,000,000	5,014,620
Total Asset-Backed Securities (Cost $173,174,044)		173,632,235
	Shares
Money Market Funds-1.38%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(c)(d) (Cost $2,443,229)	2,443,229	2,443,229
TOTAL INVESTMENTS IN SECURITIES-99.64% (Cost $175,617,273)		176,075,464
OTHER ASSETS LESS LIABILITIES-0.36%		633,837
NET ASSETS-100.00%		$176,709,301

Investment Abbreviations:
BR	-Bearer Shares
SOFR	-Secured Overnight Financing Rate

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
October 31, 2024
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $173,632,235, which represented 98.26% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$296,033	$46,260,763	$(44,113,567)	$-	$-	$2,443,229	$63,721

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Active U.S. Real Estate ETF (PSR)
October 31, 2024
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%(a)
Apartments -5.47%
Camden Property Trust(b)	5,530	$640,319
Equity Residential	43,468	3,058,843
		3,699,162
Data Centers -13.07%
Digital Realty Trust, Inc.	16,079	2,865,760
Equinix, Inc.	6,568	5,964,270
		8,830,030
Free Standing -9.05%
Agree Realty Corp.	27,867	2,069,125
Essential Properties Realty Trust, Inc.(b)	30,946	980,679
Realty Income Corp.	51,591	3,062,957
		6,112,761
Gaming REITs-2.37%
Gaming and Leisure Properties, Inc.(b)	31,967	1,604,424
Health Care-13.60%
Alexandria Real Estate Equities, Inc.	13,102	1,461,528
Healthpeak Properties, Inc.	81,046	1,819,483
Welltower, Inc.	43,791	5,906,530
		9,187,541
Industrial-10.05%
EastGroup Properties, Inc.(b)	9,055	1,550,940
First Industrial Realty Trust, Inc.	24,943	1,309,258
Prologis, Inc.	22,138	2,500,266
Rexford Industrial Realty, Inc.(b)	33,368	1,431,154
		6,791,618
Infrastructure REITs-14.78%
American Tower Corp.	21,471	4,584,917
Crown Castle, Inc.(b)	21,033	2,260,837
SBA Communications Corp., Class A	13,671	3,137,085
		9,982,839
Lodging Resorts-0.94%
RLJ Lodging Trust	71,974	636,970
Manufactured Homes-3.12%
Equity LifeStyle Properties, Inc.	30,097	2,110,402
Office-4.62%
Empire State Realty Trust, Inc., Class A(b)	126,400	1,339,840
Kilroy Realty Corp.(b)	44,382	1,785,044
		3,124,884
	Shares	Value
Regional Malls-3.16%
Simon Property Group, Inc.	12,625	$2,135,140
Self Storage-6.71%
CubeSmart	49,263	2,356,742
Public Storage	6,611	2,175,415
		4,532,157
Shopping Centers-7.32%
Brixmor Property Group, Inc.	119,096	3,209,637
Kimco Realty Corp.	73,070	1,733,220
		4,942,857
Single Family Homes-3.48%
Invitation Homes, Inc.	74,888	2,352,232
Timber REITs-2.23%
Rayonier, Inc.(b)	48,159	1,504,005
Total Common Stocks & Other Equity Interests (Cost $62,637,409)		67,547,022

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(c)(d) (Cost $22,927)	22,927	22,927
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $62,660,336)		67,569,949
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.26%
Invesco Private Government Fund, 4.84%(c)(d)(e)	2,322,376	2,322,376
Invesco Private Prime Fund, 4.99%(c)(d)(e)	5,956,740	5,958,527
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,281,038)		8,280,903
TOTAL INVESTMENTS IN SECURITIES-112.26% (Cost $70,941,374)		75,850,852
OTHER ASSETS LESS LIABILITIES-(12.26)%		(8,286,403)
NET ASSETS-100.00%		$67,564,449

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Active U.S. Real Estate ETF (PSR)—(continued)
October 31, 2024
Notes to Schedule of Investments:
(a)
Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs
Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,835	$1,920,843	$(1,904,751)	$-	$-	$22,927	$1,178
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,486,152	29,409,751	(30,573,527)	-	-	2,322,376	59,698 *
Invesco Private Prime Fund	8,968,417	67,821,867	(70,835,429)	526	3,146	5,958,527	162,648 *
Total	$12,461,404	$99,152,461	$(103,313,707)	$526	$3,146	$8,303,830	$223,524

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Bond Factor ETF (IHYF)
October 31, 2024
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.01%
Advertising-0.48%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	$126,000	$118,090
Belo Corp., 7.25%, 09/15/2027	130,000	134,095
		252,185
Aerospace & Defense-0.49%
Spirit AeroSystems, Inc.
9.38%, 11/30/2029(b)	62,000	66,945
9.75%, 11/15/2030(b)	172,000	191,148
		258,093
Agricultural & Farm Machinery-0.28%
Titan International, Inc., 7.00%, 04/30/2028	150,000	145,621
Air Freight & Logistics-0.72%
GN Bondco LLC, 9.50%, 10/15/2031(b)	86,000	91,404
Rand Parent LLC, 8.50%, 02/15/2030(b)(c)	288,000	287,680
		379,084
Alternative Carriers-0.53%
Intelsat Jackson Holdings S.A. (Luxembourg), 6.50%, 03/15/2030(b)	200,000	188,416
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	100,000	89,083
		277,499
Aluminum-0.32%
Arsenal AIC Parent LLC, 11.50%, 10/01/2031(b)	65,000	72,409
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	106,000	94,726
		167,135
Apparel Retail-1.77%
Foot Locker, Inc., 4.00%, 10/01/2029(b)	67,000	57,638
Gap, Inc. (The)
3.63%, 10/01/2029(b)(c)	361,000	324,358
3.88%, 10/01/2031(b)	159,000	136,813
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)(c)	462,000	407,590
		926,399
Apparel, Accessories & Luxury Goods-0.22%
Under Armour, Inc., 3.25%, 06/15/2026	122,000	117,461
Application Software-0.98%
Cloud Software Group, Inc., 9.00%, 09/30/2029(b)	100,000	100,068
Open Text Holdings, Inc. (Canada)
4.13%, 02/15/2030(b)	140,000	128,637
4.13%, 12/01/2031(b)	76,000	68,324
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)(c)	220,000	219,275
		516,304
Asset Management & Custody Banks-0.11%
BrightSphere Investment Group, Inc., 4.80%, 07/27/2026	58,000	56,800
	Principal Amount	Value
Automobile Manufacturers-0.38%
Jaguar Land Rover Automotive PLC (United Kingdom), 7.75%, 10/15/2025(b)	$200,000	$200,046
Automotive Parts & Equipment-2.75%
ANGI Group LLC, 3.88%, 08/15/2028(b)	123,000	111,416
Dana, Inc.
5.38%, 11/15/2027	200,000	195,799
4.25%, 09/01/2030(c)	244,000	213,557
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	230,000	214,272
Tenneco, Inc., 8.00%, 11/17/2028(b)(c)	350,000	324,391
United Rentals (North America), Inc.
3.88%, 11/15/2027	144,000	138,746
4.88%, 01/15/2028	97,000	95,032
ZF North America Capital, Inc. (Germany), 7.13%, 04/14/2030(b)	150,000	150,974
		1,444,187
Automotive Retail-0.39%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	160,000	161,352
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	45,000	41,358
		202,710
Broadcasting-2.13%
Gray Television, Inc.
7.00%, 05/15/2027(b)(c)	220,000	214,261
10.50%, 07/15/2029(b)(c)	210,000	218,321
iHeartCommunications, Inc., 5.25%, 08/15/2027(b)	100,000	67,372
Liberty Interactive LLC, 8.25%, 02/01/2030	79,000	40,549
Paramount Global, 6.38%, 03/30/2062(c)(d)	298,000	276,180
TEGNA, Inc., 4.75%, 03/15/2026(b)	150,000	148,562
Univision Communications, Inc., 6.63%, 06/01/2027(b)	100,000	99,315
Urban One, Inc., 7.38%, 02/01/2028(b)	67,000	49,767
		1,114,327
Broadline Retail-2.89%
GrubHub Holdings, Inc., 5.50%, 07/01/2027(b)	90,000	84,073
Kohl’s Corp., 4.63%, 05/01/2031	90,000	74,757
Macy’s Retail Holdings LLC
5.88%, 03/15/2030(b)	180,000	174,288
6.13%, 03/15/2032(b)	180,000	172,219
6.70%, 07/15/2034(b)	107,000	91,972
Nordstrom, Inc.
4.00%, 03/15/2027	99,000	95,378
6.95%, 03/15/2028	124,000	128,588
4.38%, 04/01/2030	79,000	71,690
5.00%, 01/15/2044	100,000	75,370
QVC, Inc.
4.38%, 09/01/2028	50,000	40,678
6.88%, 04/15/2029(b)	43,000	37,086
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
October 31, 2024
	Principal Amount	Value
Broadline Retail-(continued)
Rakuten Group, Inc. (Japan)
11.25%, 02/15/2027(b)	$200,000	$217,835
9.75%, 04/15/2029(b)	230,000	249,176
		1,513,110
Building Products-2.58%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	66,000	69,108
Builders FirstSource, Inc.
4.25%, 02/01/2032(b)	140,000	125,352
6.38%, 03/01/2034(b)	160,000	161,489
JELD-WEN, Inc., 4.88%, 12/15/2027(b)(c)	317,000	306,970
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)(c)	230,000	220,324
Standard Industries, Inc.
5.00%, 02/15/2027(b)	89,000	87,222
4.75%, 01/15/2028(b)	80,000	77,232
4.38%, 07/15/2030(b)(c)	208,000	191,296
3.38%, 01/15/2031(b)	131,000	113,840
		1,352,833
Cable & Satellite-6.65%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/2026(b)	195,000	194,500
5.13%, 05/01/2027(b)	109,000	106,812
4.25%, 02/01/2031(b)(c)	350,000	304,025
4.50%, 05/01/2032(c)	395,000	336,401
4.50%, 06/01/2033(b)(c)	240,000	199,825
4.25%, 01/15/2034(b)	100,000	79,984
CSC Holdings LLC
11.75%, 01/31/2029(b)	200,000	195,233
6.50%, 02/01/2029(b)	200,000	169,292
4.63%, 12/01/2030(b)	200,000	100,797
Directv Financing LLC, 8.88%, 02/01/2030(b)(c)	210,000	207,451
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)	240,000	231,346
DISH DBS Corp.
7.75%, 07/01/2026	184,000	155,844
5.25%, 12/01/2026(b)	159,000	147,463
5.75%, 12/01/2028(b)	110,000	96,314
DISH Network Corp., 11.75%, 11/15/2027(b)	137,000	144,314
LCPR Senior Secured Financing DAC (Puerto Rico)
6.75%, 10/15/2027(b)	200,000	187,652
5.13%, 07/15/2029(b)	200,000	168,246
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/2028(b)	40,000	27,727
Sirius XM Radio, Inc.
3.13%, 09/01/2026(b)	198,000	190,107
5.00%, 08/01/2027(b)(c)	250,000	245,157
		3,488,490
Casinos & Gaming-3.11%
Affinity Interactive, 6.88%, 12/15/2027(b)	187,000	153,659
Churchill Downs, Inc., 5.50%, 04/01/2027(b)(c)	500,000	497,393
International Game Technology PLC, 6.25%, 01/15/2027(b)	200,000	202,126
	Principal Amount	Value
Casinos & Gaming-(continued)
Melco Resorts Finance Ltd. (Hong Kong)
5.25%, 04/26/2026(b)	$200,000	$196,249
5.38%, 12/04/2029(b)	200,000	183,609
MGM Resorts International, 4.63%, 09/01/2026	200,000	198,346
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	201,000	199,773
		1,631,155
Commercial & Residential Mortgage Finance-0.09%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	49,000	46,671
Commodity Chemicals-0.41%
Methanex Corp. (Canada), 5.13%, 10/15/2027	220,000	214,287
Communications Equipment-0.79%
Viasat, Inc., 5.63%, 04/15/2027(b)	200,000	186,935
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)(c)	250,000	227,092
		414,027
Construction & Engineering-0.93%
AECOM, 5.13%, 03/15/2027	298,000	296,617
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	100,000	106,140
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada), 6.25%, 09/15/2027(b)	88,000	87,442
		490,199
Construction Materials-1.15%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)	150,000	150,860
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	78,000	78,579
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028(b)	220,000	218,397
8.88%, 11/15/2031(b)	150,000	157,702
		605,538
Consumer Finance-2.39%
Ally Financial, Inc., 5.75%, 11/20/2025	92,000	92,386
Bread Financial Holdings, Inc., 9.75%, 03/15/2029(b)	220,000	232,570
Navient Corp.
5.00%, 03/15/2027	116,000	114,137
9.38%, 07/25/2030	196,000	213,559
5.63%, 08/01/2033	62,000	53,570
OneMain Finance Corp.
7.13%, 03/15/2026	140,000	143,519
4.00%, 09/15/2030	130,000	114,574
7.50%, 05/15/2031	100,000	102,344
PRA Group, Inc., 8.38%, 02/01/2028(b)	182,000	187,257
		1,253,916
Distributors-0.33%
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	190,000	174,575
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
October 31, 2024
	Principal Amount	Value
Diversified Banks-0.55%
Freedom Mortgage Corp.
6.63%, 01/15/2027(b)	$50,000	$49,457
12.00%, 10/01/2028(b)	220,000	237,892
		287,349
Diversified Chemicals-0.50%
Chemours Co. (The)
5.38%, 05/15/2027	68,000	65,539
5.75%, 11/15/2028(b)	160,000	147,886
4.63%, 11/15/2029(b)	54,000	46,943
		260,368
Diversified Financial Services-3.30%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	200,000	200,331
eG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(b)	200,000	222,565
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(b)	150,000	153,722
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	200,000	184,681
Midcap Financial Issuer Trust
6.50%, 05/01/2028(b)	200,000	189,238
5.63%, 01/15/2030(b)(c)	209,000	185,010
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/2029(b)	200,000	176,394
4.63%, 04/06/2031(b)	200,000	169,804
United Wholesale Mortgage LLC
5.50%, 11/15/2025(b)	121,000	120,474
5.75%, 06/15/2027(b)	47,000	46,228
5.50%, 04/15/2029(b)	85,000	81,144
		1,729,591
Diversified Metals & Mining-1.95%
Algoma Steel, Inc. (Canada), 9.13%, 04/15/2029(b)	200,000	205,438
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)	99,000	97,679
Mineral Resources Ltd. (Australia)
8.13%, 05/01/2027(b)	86,000	86,690
8.00%, 11/01/2027(b)	150,000	153,954
9.25%, 10/01/2028(b)	111,000	116,997
8.50%, 05/01/2030(b)	148,000	152,353
Perenti Finance Pty Ltd. (Australia), 7.50%, 04/26/2029(b)	200,000	208,943
		1,022,054
Diversified Real Estate Activities-0.10%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	51,000	50,952
Diversified REITs-0.73%
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P., 3.75%, 12/15/2027(b)	148,000	135,873
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	76,000	71,695
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/2028(b)	190,000	174,847
		382,415
	Principal Amount	Value
Diversified Support Services-1.77%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	$175,000	$171,461
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028(b)(c)	381,000	259,286
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)(c)	307,000	287,116
Sabre GLBL, Inc.
8.63%, 06/01/2027(b)	60,000	57,959
11.25%, 12/15/2027(b)	150,000	154,627
		930,449
Drug Retail-0.54%
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	85,000	81,831
8.13%, 08/15/2029	200,000	198,954
		280,785
Education Services-0.74%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	275,000	269,495
Grand Canyon University, 5.13%, 10/01/2028	125,000	117,330
		386,825
Electric Utilities-2.98%
Edison International
8.13%, 06/15/2053(d)	70,000	73,615
7.88%, 06/15/2054(d)	200,000	209,690
Mallinckrodt International Finance S.A., 14.75%, 11/14/2028(b)	205,000	224,182
NextEra Energy Operating Partners L.P.
4.50%, 09/15/2027(b)(c)	250,000	240,211
7.25%, 01/15/2029(b)	180,000	185,312
NRG Energy, Inc.
3.63%, 02/15/2031(b)	87,000	77,110
3.88%, 02/15/2032(b)	13,000	11,554
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	250,000	238,556
Vistra Operations Co. LLC
5.63%, 02/15/2027(b)	63,000	62,877
5.00%, 07/31/2027(b)(c)	240,000	236,993
		1,560,100
Electrical Components & Equipment-0.66%
Atkore, Inc., 4.25%, 06/01/2031(b)	170,000	153,374
EnerSys, 4.38%, 12/15/2027(b)	200,000	192,603
		345,977
Electronic Manufacturing Services-0.31%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	160,000	162,924
Environmental & Facilities Services-0.86%
Enviri Corp., 5.75%, 07/31/2027(b)	73,000	70,431
Reworld Holding Corp.
4.88%, 12/01/2029(b)	110,000	102,839
5.00%, 09/01/2030(c)	300,000	276,347
		449,617
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
October 31, 2024
	Principal Amount	Value
Fertilizers & Agricultural Chemicals-0.63%
Consolidated Energy Finance S.A. (Switzerland)
5.63%, 10/15/2028(b)	$167,000	$136,269
12.00%, 02/15/2031(b)	200,000	195,310
		331,579
Food Distributors-0.35%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	224,000	185,684
Food Retail-0.24%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	128,000	125,665
Gas Utilities-0.21%
AmeriGas Partners L.P./AmeriGas Finance Corp.
5.88%, 08/20/2026	60,000	58,845
9.38%, 06/01/2028(b)	50,000	51,489
		110,334
Health Care Facilities-0.63%
Encompass Health Corp., 5.75%, 09/15/2025	66,000	65,970
LifePoint Health, Inc.
9.88%, 08/15/2030(b)	110,000	120,464
11.00%, 10/15/2030(b)	130,000	145,074
		331,508
Health Care REITs-0.78%
MPT Operating Partnership L.P./MPT Finance Corp.
5.00%, 10/15/2027(c)	348,000	307,362
4.63%, 08/01/2029	131,000	102,017
		409,379
Health Care Services-0.93%
Community Health Systems, Inc.
5.63%, 03/15/2027(b)	180,000	175,703
6.00%, 01/15/2029(b)	160,000	150,846
5.25%, 05/15/2030(b)	83,000	72,500
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	10,000	9,790
ModivCare, Inc., 5.00%, 10/01/2029(b)	115,000	78,421
		487,260
Health Care Supplies-0.76%
Bausch & Lomb Corp., 8.38%, 10/01/2028(b)(c)	380,000	399,160
Health Care Technology-0.44%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	244,000	230,937
Home Furnishings-0.87%
Tempur Sealy International, Inc.
4.00%, 04/15/2029(b)(c)	250,000	230,613
3.88%, 10/15/2031(b)(c)	257,000	223,829
		454,442
Homebuilding-0.99%
LGI Homes, Inc., 4.00%, 07/15/2029(b)	202,000	181,036
	Principal Amount	Value
Homebuilding-(continued)
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027(b)	$140,000	$140,897
5.75%, 01/15/2028(b)	80,000	80,084
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	118,000	116,854
		518,871
Hotel & Resort REITs-0.26%
Service Properties Trust, 4.95%, 02/15/2027	149,000	138,914
Hotels, Resorts & Cruise Lines-1.43%
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	256,000	244,859
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026(b)	220,000	215,967
5.50%, 08/31/2026(b)	97,000	97,170
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	188,000	189,882
		747,878
Housewares & Specialties-0.94%
Newell Brands, Inc.
5.70%, 04/01/2026	137,000	137,408
6.38%, 09/15/2027	70,000	70,963
6.63%, 09/15/2029	170,000	172,688
6.88%, 04/01/2036	110,000	109,607
		490,666
Human Resource & Employment Services-0.77%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)(c)	440,000	405,895
Independent Power Producers & Energy Traders-0.15%
Calpine Corp., 4.50%, 02/15/2028(b)	80,000	77,103
Insurance Brokers-0.41%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	80,000	79,772
HUB International Ltd., 7.38%, 01/31/2032(b)	130,000	132,694
		212,466
Integrated Oil & Gas-0.50%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)	255,000	261,828
Integrated Telecommunication Services-1.82%
Altice France S.A. (France)
5.50%, 01/15/2028(b)	200,000	155,420
5.13%, 07/15/2029(b)	200,000	149,818
CommScope LLC, 6.00%, 03/01/2026(b)	100,000	97,746
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	53,000	50,422
Frontier North, Inc., Series G, 6.73%, 02/15/2028	154,000	157,960
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	200,000	201,754
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	140,000	140,905
		954,025
Interactive Media & Services-0.62%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	37,000	29,795
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
October 31, 2024
	Principal Amount	Value
Interactive Media & Services-(continued)
Nexstar Media, Inc., 5.63%, 07/15/2027(b)(c)	$220,000	$216,381
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	103,000	80,047
		326,223
Internet Services & Infrastructure-0.85%
Arches Buyer, Inc., 4.25%, 06/01/2028(b)(c)	440,000	403,942
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	43,000	41,835
		445,777
Investment Banking & Brokerage-1.52%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
6.25%, 05/15/2026	159,000	156,424
5.25%, 05/15/2027	156,000	145,485
4.38%, 02/01/2029(c)	330,000	275,669
StoneX Group, Inc., 7.88%, 03/01/2031(b)(c)	210,000	221,124
		798,702
IT Consulting & Other Services-0.90%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)(c)	250,000	237,652
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)	180,000	186,351
Unisys Corp., 6.88%, 11/01/2027(b)	49,000	47,952
		471,955
Leisure Facilities-0.22%
Life Time, Inc., 5.75%, 01/15/2026(b)	116,000	116,009
Life & Health Insurance-0.29%
Genworth Holdings, Inc., 6.50%, 06/15/2034	155,000	153,845
Marine Transportation-0.15%
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	81,000	77,123
Metal, Glass & Plastic Containers-1.02%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	200,000	199,617
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/2026(b)	200,000	174,207
Ball Corp., 4.88%, 03/15/2026	160,000	159,268
		533,092
Mortgage REITs-0.16%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	82,000	81,770
Movies & Entertainment-0.23%
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	60,000	43,452
Live Nation Entertainment, Inc., 6.50%, 05/15/2027(b)	75,000	76,090
		119,542
Multi-line Insurance-0.39%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	200,000	203,523
	Principal Amount	Value
Multi-Utilities-0.60%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(d)	$334,000	$313,014
Office REITs-0.70%
Brandywine Operating Partnership L.P., 3.95%, 11/15/2027	250,000	234,176
Office Properties Income Trust, 9.00%, 09/30/2029(b)	157,000	132,799
		366,975
Office Services & Supplies-1.13%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	171,000	157,059
Pitney Bowes, Inc.
6.88%, 03/15/2027(b)	153,000	151,516
7.25%, 03/15/2029(b)	75,000	73,944
Steelcase, Inc., 5.13%, 01/18/2029(c)	220,000	212,258
		594,777
Oil & Gas Drilling-1.99%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	307,000	310,802
Nabors Industries, Inc.
7.38%, 05/15/2027(b)(c)	257,000	257,395
9.13%, 01/31/2030(b)	145,000	149,876
Rockies Express Pipeline LLC
7.50%, 07/15/2038(b)	62,000	63,355
6.88%, 04/15/2040(b)	214,000	203,065
Valaris Ltd., 8.38%, 04/30/2030(b)	56,000	56,859
		1,041,352
Oil & Gas Equipment & Services-1.29%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)(c)	264,000	274,970
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027(c)	400,000	402,201
		677,171
Oil & Gas Exploration & Production-2.74%
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	68,000	69,243
California Resources Corp., 8.25%, 06/15/2029(b)	130,000	131,392
Civitas Resources, Inc., 8.75%, 07/01/2031(b)	68,000	71,305
CNX Resources Corp., 7.38%, 01/15/2031(b)	47,000	48,350
Comstock Resources, Inc.
6.75%, 03/01/2029(b)	122,000	116,915
5.88%, 01/15/2030(b)	141,000	128,949
Crescent Energy Finance LLC, 9.25%, 02/15/2028(b)	160,000	168,024
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.00%, 04/15/2030(b)	75,000	71,600
8.38%, 11/01/2033(b)	170,000	177,868
6.88%, 05/15/2034(b)	170,000	162,850
Murphy Oil Corp., 5.88%, 12/01/2042	140,000	123,020
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	39,000	38,740
Talos Production, Inc., 9.38%, 02/01/2031(b)	125,000	128,800
		1,437,056
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
October 31, 2024
	Principal Amount	Value
Oil & Gas Refining & Marketing-0.47%
NuStar Logistics L.P.
6.00%, 06/01/2026	$70,000	$70,104
5.63%, 04/28/2027	145,000	143,983
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028	36,000	34,966
		249,053
Oil & Gas Storage & Transportation-4.64%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 03/01/2027(b)(c)	250,000	249,723
Buckeye Partners L.P., 3.95%, 12/01/2026	71,000	68,319
EQM Midstream Partners L.P.
7.50%, 06/01/2027(b)	63,000	64,462
7.50%, 06/01/2030(b)	37,000	39,819
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	160,000	159,736
ITT Holdings LLC, 6.50%, 08/01/2029(b)	92,000	85,108
New Fortress Energy, Inc.
6.75%, 09/15/2025(b)	169,000	168,782
6.50%, 09/30/2026(b)(c)	246,000	228,068
8.75%, 03/15/2029(b)	85,000	71,039
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
6.00%, 03/01/2027(b)	51,000	50,655
5.50%, 01/15/2028(b)	55,000	52,869
7.38%, 02/15/2029(b)	85,000	85,336
6.00%, 12/31/2030(b)	138,000	129,636
Venture Global LNG, Inc.
8.13%, 06/01/2028(b)	195,000	202,505
9.50%, 02/01/2029(b)(c)	318,000	351,686
8.38%, 06/01/2031(b)(c)	223,000	231,796
9.88%, 02/01/2032(b)	176,000	192,219
		2,431,758
Other Specialized REITs-0.18%
Iron Mountain, Inc.
4.88%, 09/15/2027(b)	58,000	57,041
5.63%, 07/15/2032(b)	39,000	37,868
		94,909
Other Specialty Retail-1.17%
Bath & Body Works, Inc., 6.69%, 01/15/2027	200,000	204,907
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)	82,000	59,109
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	250,000	237,934
Victra Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	111,000	112,134
		614,084
Paper & Plastic Packaging Products & Materials-0.94%
Berry Global, Inc., 4.50%, 02/15/2026(b)	82,000	80,972
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	43,000	42,720
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/2026(b)	110,000	111,644
	Principal Amount	Value
Paper & Plastic Packaging Products & Materials-(continued)
Sealed Air Corp.
6.13%, 02/01/2028(b)	$45,000	$45,510
6.88%, 07/15/2033(b)	201,000	213,107
		493,953
Paper Products-0.20%
Domtar Corp., 6.75%, 10/01/2028(b)	116,000	106,199
Passenger Airlines-1.84%
Air Canada (Canada), 3.88%, 08/15/2026(b)	58,000	56,155
Allegiant Travel Co., 7.25%, 08/15/2027(b)	135,000	133,108
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	120,000	119,727
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)(c)	427,000	407,808
Delta Air Lines, Inc., 7.38%, 01/15/2026	150,000	153,789
United AirLines, Inc., 4.38%, 04/15/2026(b)	94,000	92,436
		963,023
Personal Care Products-0.40%
Coty, Inc., 5.00%, 04/15/2026(b)	23,000	22,901
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	120,000	112,147
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	76,000	75,797
		210,845
Pharmaceuticals-2.25%
1375209 BC Ltd. (Canada), 9.00%, 01/30/2028(b)	79,000	78,942
AdaptHealth LLC
4.63%, 08/01/2029(b)	200,000	182,079
5.13%, 03/01/2030(b)(c)	285,000	261,328
Bausch Health Cos., Inc., 5.50%, 11/01/2025(b)	137,000	134,611
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 06/30/2028(e)	36,000	0
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	140,000	96,656
Organon & Co./Organon Foreign Debt Co-Issuer B.V.
4.13%, 04/30/2028(b)	200,000	189,678
6.75%, 05/15/2034(b)	200,000	200,630
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/2025(b)	9,000	9,069
3.50% PIK Rate, 9.00% Cash Rate, , 05/15/2029(b)(f)	26,325	26,560
		1,179,553
Real Estate Development-0.61%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	136,000	146,652
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	180,000	171,162
		317,814
Real Estate Services-0.85%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)(c)	229,000	200,916
Newmark Group, Inc., 7.50%, 01/12/2029	230,000	243,702
		444,618
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
October 31, 2024
	Principal Amount	Value
Regional Banks-0.18%
Verde Purchaser LLC, 10.50%, 11/30/2030(b)	$87,000	$92,970
Reinsurance-1.02%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 8.63%, 06/15/2029(b)	200,000	211,295
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(d)	335,000	321,450
		532,745
Restaurants-0.41%
CEC Entertainment LLC, 6.75%, 05/01/2026(b)	215,000	213,951
Retail REITs-0.56%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 05/15/2026(b)	119,000	117,927
4.50%, 04/01/2027(b)	73,000	70,416
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	116,000	106,953
		295,296
Security & Alarm Services-1.01%
CoreCivic, Inc.
4.75%, 10/15/2027	153,000	146,273
8.25%, 04/15/2029	101,000	106,217
GEO Group, Inc. (The), 8.63%, 04/15/2029	150,000	157,016
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(b)	120,000	120,144
		529,650
Semiconductors-0.30%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(b)	150,000	155,922
Specialized Consumer Services-0.37%
Sotheby’s, 7.38%, 10/15/2027(b)	200,000	195,644
Specialty Chemicals-0.16%
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	90,000	83,218
Steel-0.92%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029(b)	100,000	93,785
7.00%, 03/15/2032(b)	90,000	90,214
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	100,000	90,390
Warrior Met Coal, Inc., 7.88%, 12/01/2028(b)	200,000	208,197
		482,586
Systems Software-0.34%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	52,000	52,935
McAfee Corp., 7.38%, 02/15/2030(b)	129,000	124,474
		177,409
Technology Hardware, Storage & Peripherals-0.94%
Seagate HDD Cayman
4.88%, 06/01/2027	65,000	64,162
4.13%, 01/15/2031	32,000	28,804
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
Western Digital Corp., 4.75%, 02/15/2026	$333,000	$329,305
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	85,000	69,782
		492,053
Telecom Tower REITs-0.41%
SBA Communications Corp., 3.88%, 02/15/2027(c)	222,000	215,011
Tires & Rubber-0.27%
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/2026	48,000	47,213
4.88%, 03/15/2027	100,000	96,580
		143,793
Trading Companies & Distributors-0.38%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	200,000	198,838
Transaction & Payment Processing Services-0.42%
Block, Inc., 2.75%, 06/01/2026	43,000	41,440
NCR Atleos Corp., 9.50%, 04/01/2029(b)	161,000	177,334
		218,774
Total U.S. Dollar Denominated Bonds & Notes (Cost $50,024,472)		50,857,227
U.S. Treasury Securities-0.12%
U.S. Treasury Bills-0.12%
4.40%–4.83%, 01/30/2025(g)(h) (Cost $62,263)	63,000	62,302
	Shares
Common Stocks & Other Equity Interests-0.00%
Pharmaceuticals-0.00%
Endo, Inc.(i) (Cost $1,242)	43	1,098
Money Market Funds-0.98%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(j)(k) (Cost $513,041)	513,041	513,041
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.11% (Cost $50,601,018)		51,433,668
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.41%
Invesco Private Government Fund, 4.84%(j)(k)(l)	3,579,801	3,579,801
Invesco Private Prime Fund, 4.99%(j)(k)(l)	8,688,648	8,691,255
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,271,704)		12,271,056
TOTAL INVESTMENTS IN SECURITIES-121.52% (Cost $62,872,722)		63,704,724
OTHER ASSETS LESS LIABILITIES-(21.52)%		(11,283,042)
NET ASSETS-100.00%		$52,421,682
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
October 31, 2024
Investment Abbreviations:
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $39,322,023, which represented 75.01% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	$62,301 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2P.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Non-income producing security.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$72,923	$12,036,222	$(11,596,104)	$-	$-	$513,041	$26,980
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	797,268	22,375,368	(19,592,835)	-	-	3,579,801	102,078 *
Invesco Private Prime Fund	2,050,708	42,224,634	(35,583,944)	(691)	548	8,691,255	277,743 *
Total	$2,920,899	$76,636,224	$(66,772,883)	$(691)	$548	$12,784,097	$406,801

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	24	December-2024	$2,651,250	$(78,769)	$(78,769)
U.S. Treasury 10 Year Ultra Notes	1	December-2024	113,750	(3,595)	(3,595)
U.S. Treasury 5 Year Notes	9	December-2024	965,110	(22,269)	(22,269)
Subtotal—Long Futures Contracts				(104,633)	(104,633)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	9	December-2024	(1,853,508)	16,505	16,505
Total Futures Contracts				$(88,128)	$(88,128)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Select ETF (HIYS)
October 31, 2024
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.70%
Advertising-0.52%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)(c)	$55,000	$53,376
Aerospace & Defense-1.98%
TransDigm, Inc.
6.75%, 08/15/2028(b)	22,000	22,500
6.88%, 12/15/2030(b)	50,000	51,298
7.13%, 12/01/2031(b)	25,000	25,900
6.63%, 03/01/2032(b)	100,000	101,818
		201,516
Aluminum-0.50%
Novelis Corp., 4.75%, 01/30/2030(b)	54,000	50,632
Apparel Retail-1.03%
Gap, Inc. (The), 3.88%, 10/01/2031(b)(c)	59,000	50,767
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	62,000	54,698
		105,465
Application Software-0.98%
Cloud Software Group, Inc.
6.50%, 03/31/2029(b)	36,000	35,187
8.25%, 06/30/2032(b)	14,000	14,399
SS&C Technologies, Inc.
5.50%, 09/30/2027(b)	25,000	24,918
6.50%, 06/01/2032(b)(c)	25,000	25,466
		99,970
Automobile Manufacturers-1.00%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	115,000	102,151
Automotive Parts & Equipment-4.22%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)(c)	72,000	75,334
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	111,000	103,410
PHINIA, Inc.
6.75%, 04/15/2029(b)	72,000	73,588
6.63%, 10/15/2032(b)	27,000	26,934
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	150,000	151,438
		430,704
Automotive Retail-2.78%
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)(c)	51,000	51,356
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)(c)	73,000	76,295
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	115,000	105,640
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	49,000	50,522
		283,813
Broadcasting-0.40%
AMC Networks, Inc., 10.25%, 01/15/2029(b)(c)	5,000	5,155
Gray Television, Inc., 10.50%, 07/15/2029(b)	10,000	10,396
	Principal Amount	Value
Broadcasting-(continued)
Paramount Global, 6.38%, 03/30/2062(c)(d)	$5,000	$4,634
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)(c)	7,000	5,386
Univision Communications, Inc.
6.63%, 06/01/2027(b)	10,000	9,932
4.50%, 05/01/2029(b)	6,000	5,332
		40,835
Broadline Retail-0.49%
Macy’s Retail Holdings LLC
6.70%, 07/15/2034(b)	17,000	14,612
4.50%, 12/15/2034	42,000	35,132
		49,744
Building Products-0.11%
Specialty Building Products Holdings LLC/ SBP Finance Corp., 7.75%, 10/15/2029(b)	11,000	11,229
Cable & Satellite-2.48%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/2027(b)	52,000	50,956
4.75%, 03/01/2030(b)	59,000	53,719
4.50%, 05/01/2032	28,000	23,846
4.25%, 01/15/2034(b)	60,000	47,991
Sirius XM Radio, Inc.
4.13%, 07/01/2030(b)	28,000	25,074
3.88%, 09/01/2031(b)(c)	60,000	51,604
		253,190
Casinos & Gaming-4.06%
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)(c)	200,000	183,609
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	180,739
Viking Cruises Ltd., 9.13%, 07/15/2031(b)	46,000	49,709
		414,057
Commodity Chemicals-1.25%
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)(c)	125,000	127,351
Consumer Finance-2.55%
FirstCash, Inc., 6.88%, 03/01/2032(b)	76,000	76,961
Navient Corp.
5.00%, 03/15/2027(c)	37,000	36,406
9.38%, 07/25/2030	16,000	17,433
OneMain Finance Corp.
6.63%, 05/15/2029	28,000	28,000
4.00%, 09/15/2030(c)	80,000	70,507
7.13%, 11/15/2031	30,000	30,366
		259,673
Diversified Banks-0.56%
Citigroup, Inc., Series CC, 7.13%(d)(e)	55,000	56,644
Diversified Chemicals-0.25%
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	25,000	25,774
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Select ETF (HIYS)—(continued)
October 31, 2024
	Principal Amount	Value
Diversified Financial Services-5.87%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(d)	$150,000	$154,690
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	50,000	51,078
Jane Street Group/JSG Finance, Inc.
7.13%, 04/30/2031(b)	83,000	86,099
6.13%, 11/01/2032(b)	39,000	39,050
Macquarie Airfinance Holdings Ltd. (United Kingdom), 6.50%, 03/26/2031(b)	45,000	46,789
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026(b)	26,000	25,761
7.13%, 02/01/2032(b)(c)	51,000	52,179
PHH Escrow Issuer LLC, 9.88%, 11/01/2029(b)	10,000	9,807
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	76,000	77,779
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)(c)	57,000	55,616
		598,848
Diversified Metals & Mining-0.49%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	50,000	50,408
Diversified REITs-0.50%
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)	48,000	51,175
Diversified Support Services-0.63%
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	16,000	14,964
Ritchie Bros. Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)	47,000	49,577
		64,541
Electric Utilities-4.25%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (Spain), 6.38%, 02/15/2032(b)	50,000	49,686
Duke Energy Corp., 6.45%, 09/01/2054(d)	51,000	51,962
Entergy Corp., 7.13%, 12/01/2054(d)	75,000	76,866
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	49,000	52,896
Vistra Operations Co. LLC
5.63%, 02/15/2027(b)	21,000	20,959
5.00%, 07/31/2027(b)	30,000	29,624
7.75%, 10/15/2031(b)	143,000	151,177
		433,170
Electrical Components & Equipment-0.50%
EnerSys
4.38%, 12/15/2027(b)	28,000	26,965
6.63%, 01/15/2032(b)	23,000	23,650
		50,615
Electronic Components-0.46%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	53,000	47,348
	Principal Amount	Value
Electronic Manufacturing Services-1.01%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	$101,000	$102,845
Environmental & Facilities Services-1.01%
GFL Environmental, Inc., 3.50%, 09/01/2028(b)	56,000	52,550
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	49,000	50,085
		102,635
Gold-0.50%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	50,000	50,845
Health Care Facilities-1.49%
Tenet Healthcare Corp., 6.75%, 05/15/2031	149,000	152,427
Health Care REITs-0.83%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(f)	79,000	73,126
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	16,000	11,348
		84,474
Health Care Services-2.64%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	16,000	15,496
Community Health Systems, Inc.
5.63%, 03/15/2027(b)	25,000	24,403
8.00%, 12/15/2027(b)	21,000	20,987
5.25%, 05/15/2030(b)	30,000	26,205
4.75%, 02/15/2031(b)	35,000	29,221
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(b)	50,000	51,371
DaVita, Inc., 6.88%, 09/01/2032(b)	50,000	50,306
Star Parent, Inc., 9.00%, 10/01/2030(b)(c)	49,000	51,021
		269,010
Health Care Supplies-0.97%
Medline Borrower L.P., 5.25%, 10/01/2029(b)(c)	50,000	48,473
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	50,000	50,935
		99,408
Homebuilding-0.49%
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	52,000	50,339
Hotel & Resort REITs-2.92%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	74,000	74,931
RLJ Lodging Trust L.P.
3.75%, 07/01/2026(b)	26,000	25,207
4.00%, 09/15/2029(b)(c)	56,000	50,525
Service Properties Trust
5.50%, 12/15/2027	79,000	74,887
4.95%, 10/01/2029	16,000	12,803
4.38%, 02/15/2030(c)	79,000	59,872
		298,225
Hotels, Resorts & Cruise Lines-1.22%
Carnival Corp., 6.00%, 05/01/2029(b)	49,000	49,114
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Select ETF (HIYS)—(continued)
October 31, 2024
	Principal Amount	Value
Hotels, Resorts & Cruise Lines-(continued)
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032(b)(c)	$50,000	$50,543
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(b)	25,000	25,169
		124,826
Housewares & Specialties-0.49%
Newell Brands, Inc.
6.38%, 05/15/2030	25,000	25,177
6.63%, 05/15/2032	25,000	25,134
		50,311
Independent Power Producers & Energy Traders-0.50%
Vistra Corp., Series C, 8.88%(b)(d)(e)	48,000	51,354
Industrial Machinery & Supplies & Components-1.76%
Enpro, Inc., 5.75%, 10/15/2026	50,000	49,916
ESAB Corp., 6.25%, 04/15/2029(b)	51,000	51,962
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	83,000	78,089
		179,967
Insurance Brokers-0.74%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 04/15/2028(b)	26,000	26,142
7.00%, 01/15/2031(b)	49,000	49,370
		75,512
Integrated Oil & Gas-0.49%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	50,000	49,574
Integrated Telecommunication Services-5.44%
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	200,000	201,754
Level 3 Financing, Inc.
10.50%, 04/15/2029(b)	9,000	10,065
11.00%, 11/15/2029(b)	14,000	15,815
10.50%, 05/15/2030(b)	9,000	9,889
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033(c)	52,000	52,618
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)(c)	26,000	26,168
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	26,000	26,345
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	200,000	211,750
		554,404
Interactive Media & Services-0.74%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	77,000	75,247
Investment Banking & Brokerage-0.99%
Goldman Sachs Group, Inc. (The), Series X, 7.50%(d)(e)	50,000	52,552
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030	50,000	48,338
		100,890
	Principal Amount	Value
Leisure Facilities-1.25%
NCL Corp. Ltd.
5.88%, 02/15/2027(b)	$52,000	$51,981
8.13%, 01/15/2029(b)	23,000	24,399
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	50,000	50,983
		127,363
Marine Transportation-1.31%
Stena International S.A. (Sweden)
7.25%, 01/15/2031(b)(c)	100,000	103,901
7.63%, 02/15/2031(b)	28,000	29,339
		133,240
Metal, Glass & Plastic Containers-0.47%
OI European Group B.V., 4.75%, 02/15/2030(b)	25,000	22,671
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)(c)	26,000	25,604
		48,275
Movies & Entertainment-0.49%
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	56,000	49,558
Multi-line Insurance-0.50%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)(c)	50,000	50,881
Office REITs-0.54%
Office Properties Income Trust, 9.00%, 03/31/2029(b)	56,000	54,645
Oil & Gas Drilling-1.71%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	49,000	50,657
Transocean, Inc., 8.75%, 02/15/2030(b)(c)	72,250	74,908
Valaris Ltd., 8.38%, 04/30/2030(b)	48,000	48,736
		174,301
Oil & Gas Exploration & Production-2.24%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	77,000	77,587
Hilcorp Energy I L.P., 7.25%, 02/15/2035(b)	36,000	35,341
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.00%, 02/01/2031(b)	13,000	12,340
8.38%, 11/01/2033(b)	26,000	27,203
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	74,000	76,206
		228,677
Oil & Gas Refining & Marketing-0.49%
CVR Energy, Inc., 8.50%, 01/15/2029(b)	51,000	49,500
Oil & Gas Storage & Transportation-7.32%
Genesis Energy L.P./Genesis Energy Finance Corp.
7.75%, 02/01/2028	76,000	76,818
8.88%, 04/15/2030(c)	5,000	5,154
7.88%, 05/15/2032	68,000	68,009
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	98,000	100,049
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Select ETF (HIYS)—(continued)
October 31, 2024
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)(c)	$17,000	$15,761
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029(b)(c)	25,000	25,178
8.38%, 02/15/2032(b)(c)	27,000	27,229
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	50,000	51,354
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	74,000	75,092
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	50,000	50,198
Venture Global LNG, Inc.
8.13%, 06/01/2028(b)	33,000	34,270
7.00%, 01/15/2030(b)	49,000	49,336
8.38%, 06/01/2031(b)(c)	25,000	25,986
9.88%, 02/01/2032(b)	83,000	90,649
9.00%(b)(d)(e)	51,000	51,029
		746,112
Other Specialized REITs-0.49%
Iron Mountain, Inc.
4.50%, 02/15/2031(b)	27,000	25,094
5.63%, 07/15/2032(b)(c)	26,000	25,245
		50,339
Other Specialty Retail-0.97%
Bath & Body Works, Inc.
6.88%, 11/01/2035	47,000	47,769
6.75%, 07/01/2036(c)	51,000	51,339
		99,108
Paper & Plastic Packaging Products & Materials-0.75%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	51,000	51,288
LABL, Inc., 8.63%, 10/01/2031(b)	26,000	25,079
		76,367
Passenger Airlines-1.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)(c)	205,000	203,167
Personal Care Products-0.49%
Coty, Inc., 5.00%, 04/15/2026(b)	25,000	24,892
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030(b)	25,000	25,517
		50,409
Pharmaceuticals-1.00%
Bausch Health Cos., Inc.
5.50%, 11/01/2025(b)	25,000	24,564
11.00%, 09/30/2028(b)	28,000	25,795
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)(c)	48,000	51,383
		101,742
	Principal Amount	Value
Real Estate Development-0.99%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	$48,000	$51,759
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	47,000	49,293
		101,052
Reinsurance-0.51%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(d)	54,000	51,816
Research & Consulting Services-0.49%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)(c)	51,000	50,014
Restaurants-1.23%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	51,000	50,935
Yum! Brands, Inc., 5.38%, 04/01/2032	76,000	74,069
		125,004
Security & Alarm Services-0.50%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	50,000	50,963
Specialized Consumer Services-0.99%
Carriage Services, Inc., 4.25%, 05/15/2029(b)(c)	110,000	100,625
Specialized Finance-0.78%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	26,000	26,368
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	50,000	53,225
		79,593
Steel-0.76%
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032(b)(c)	39,000	39,093
7.38%, 05/01/2033(b)	12,000	12,099
6.25%, 10/01/2040	29,000	26,602
		77,794
Systems Software-0.50%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	52,000	51,126
Technology Hardware, Storage & Peripherals-0.97%
Seagate HDD Cayman, 9.63%, 12/01/2032	87,000	99,231
Trading Companies & Distributors-4.79%
Air Lease Corp.
Series B, 4.65%(c)(d)(e)	55,000	53,478
Series C, 4.13%(d)(e)	30,000	28,248
Series D, 6.00%(c)(d)(e)	5,000	4,937
Aircastle Ltd., 5.25%(b)(d)(e)	104,000	102,499
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	53,000	51,210
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/2028(b)	50,000	49,068
7.88%, 12/01/2030(b)(c)	94,000	99,115
7.00%, 06/15/2032(b)(c)	97,000	99,591
		488,146
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Select ETF (HIYS)—(continued)
October 31, 2024
	Principal Amount		Value
Wireless Telecommunication Services-1.09%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)		$124,000	$111,608
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,751,609)			9,965,178
Non-U.S. Dollar Denominated Bonds & Notes-2.06%(g)
Casinos & Gaming-1.06%
Allwyn International A.S. (Czech Republic), 3.88%, 02/15/2027(b)	EUR	100,000	108,382
Wireless Telecommunication Services-1.00%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR	100,000	101,411
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $197,473)			209,793
	Shares
Money Market Funds-0.99%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(h)(i) (Cost $100,914)		100,914	100,914
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.75% (Cost $10,049,996)			10,275,885
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.88%
Invesco Private Government Fund, 4.84%(h)(i)(j)	619,935	$619,935
Invesco Private Prime Fund, 4.99%(h)(i)(j)	1,611,459	1,611,942
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,231,894)		2,231,877
TOTAL INVESTMENTS IN SECURITIES-122.63% (Cost $12,281,890)		12,507,762
OTHER ASSETS LESS LIABILITIES-(22.63)%		(2,308,021)
NET ASSETS-100.00%		$10,199,741

Investment Abbreviations:
ETF	-Exchange-Traded Fund
EUR	-Euro
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $8,376,151, which represented 82.12% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Invesco Senior Loan ETF	$-	$496,283	$(492,196)	$-	$(4,087)	$-	$15,111
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	142,401	5,962,519	(6,004,006)	-	-	100,914	10,371
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Select ETF (HIYS)—(continued)
October 31, 2024
	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$199,263	$5,101,879	$(4,681,207)	$-	$-	$619,935	$12,051 *
Invesco Private Prime Fund	391,390	10,176,083	(8,955,480)	(23)	(28)	1,611,942	32,957 *
Total	$733,054	$21,736,764	$(20,132,889)	$(23)	$(4,115)	$2,332,791	$70,490

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
11/25/2024	State Street Bank & Trust	EUR	290,000	USD	319,140	$3,982

Abbreviations:
EUR	-Euro
USD	-U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)
October 31, 2024
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-75.28%
Australia-6.27%
Ampol Ltd.	1,311	$23,958
ANZ Group Holdings Ltd.	16,319	332,961
APA Group	6,970	31,820
Aristocrat Leisure Ltd.	3,115	125,521
ASX Ltd.	1,065	45,356
BHP Group Ltd.	27,552	769,506
BlueScope Steel Ltd.	2,380	31,661
Brambles Ltd.	7,546	90,747
CAR Group Ltd.	1,966	48,650
Cochlear Ltd.	355	65,856
Coles Group Ltd.	7,296	84,061
Commonwealth Bank of Australia	9,070	848,057
Computershare Ltd.	2,873	49,642
CSL Ltd.	2,624	493,187
Dexus	5,824	27,352
Endeavour Group Ltd.	8,281	25,439
Fortescue Ltd.	9,185	115,330
Glencore PLC(a)	56,334	294,266
Goodman Group	9,267	222,401
GPT Group (The)	10,413	32,329
Insurance Australia Group Ltd.	12,957	63,651
James Hardie Industries PLC, CDI(a)	2,377	76,072
Lottery Corp. Ltd. (The)	12,057	39,408
Macquarie Group Ltd.	1,969	298,577
Medibank Pvt. Ltd.	14,927	35,100
Mineral Resources Ltd.	982	25,342
Mirvac Group	21,404	30,002
National Australia Bank Ltd.	16,813	427,286
Northern Star Resources Ltd.	6,233	72,385
Orica Ltd.	2,625	29,814
Origin Energy Ltd.	9,349	58,970
Pilbara Minerals Ltd.(a)	15,501	28,937
Pro Medicus Ltd.	327	41,730
Qantas Airways Ltd.(a)	4,345	22,995
QBE Insurance Group Ltd.	8,121	91,544
Ramsay Health Care Ltd.	985	25,917
REA Group Ltd.	286	42,509
Reece Ltd.	1,230	18,377
Rio Tinto Ltd.	2,012	157,234
Rio Tinto PLC	6,148	396,474
Santos Ltd.	17,631	78,298
Scentre Group	28,209	64,854
SEEK Ltd.	1,966	32,116
Seven Group Holdings Ltd.	1,067	29,157
Sonic Healthcare Ltd.	2,461	43,410
South32 Ltd.	24,600	59,296
Stockland	12,957	43,962
Suncorp Group Ltd.	6,890	80,872
Telstra Group Ltd.	21,976	54,986
Transurban Group	16,809	139,936
Treasury Wine Estates Ltd.	4,427	32,853
Vicinity Ltd.	20,994	29,977
Washington H Soul Pattinson & Co. Ltd.(b)	1,233	27,031
Wesfarmers Ltd.	6,151	271,065
Westpac Banking Corp.	18,861	396,809
WiseTech Global Ltd.	902	69,881
	Shares	Value
Australia-(continued)
Woodside Energy Group Ltd.	10,331	$160,915
Woolworths Group Ltd.	6,642	130,341
		7,486,183
Austria-0.18%
Erste Group Bank AG	1,806	101,446
Mondi PLC	2,379	38,385
OMV AG	819	33,877
Verbund AG	331	27,023
voestalpine AG	575	11,892
		212,623
Belgium-0.61%
Ageas S.A./N.V.	900	46,783
Anheuser-Busch InBev S.A./N.V.	4,841	288,955
D’Ieteren Group	116	24,998
Elia Group S.A./N.V.	164	15,552
Groupe Bruxelles Lambert N.V.	450	32,342
KBC Group N.V.	1,244	90,055
Lotus Bakeries N.V.	2	26,099
Sofina S.A.	82	19,995
Syensqo S.A.	409	31,539
UCB S.A.	685	131,481
Warehouses De Pauw C.V.A.	982	23,262
		731,061
Brazil-0.02%
Yara International ASA	902	27,051
Burkina Faso-0.02%
Endeavour Mining PLC	985	21,972
Chile-0.04%
Antofagasta PLC	2,133	47,497
China-0.38%
BOC Hong Kong (Holdings) Ltd.	19,943	65,156
Prosus N.V.	7,707	324,184
SITC International Holdings Co. Ltd.	7,481	21,170
Wharf (Holdings) Ltd. (The)	6,173	17,468
Wilmar International Ltd.	10,416	25,196
		453,174
Denmark-2.55%
A.P. Moller - Maersk A/S, Class A	17	25,810
A.P. Moller - Maersk A/S, Class B	25	39,302
Carlsberg A/S, Class B	494	54,290
Coloplast A/S, Class B	700	87,139
Danske Bank A/S	3,770	110,961
Demant A/S(a)	572	20,949
DSV A/S	1,103	239,306
Genmab A/S(a)	330	73,710
Novo Nordisk A/S, Class B	17,455	1,938,866
Novonesis (Novozymes) B, Class B	1,910	119,466
Orsted A/S(a)(c)	987	57,568
Pandora A/S	444	66,827
ROCKWOOL A/S, Class B	45	19,349
Tryg A/S	1,887	44,360
Vestas Wind Systems A/S(a)	5,493	103,224
Zealand Pharma A/S(a)	353	40,618
		3,041,745
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
October 31, 2024
	Shares	Value
Finland-0.77%
Elisa OYJ	741	$35,204
Fortum OYJ	2,458	36,105
Kesko OYJ, Class B	1,477	31,533
Kone OYJ, Class B	1,807	98,599
Metso OYJ	3,363	31,786
Neste OYJ	2,296	36,592
Nokia OYJ	28,948	135,924
Nordea Bank Abp	17,138	200,292
Orion OYJ, Class B	575	27,873
Sampo OYJ	2,709	119,700
Stora Enso OYJ, Class R	3,119	34,606
UPM-Kymmene OYJ(b)	2,872	83,967
Wartsila OYJ Abp	2,708	51,478
		923,659
France-7.73%
Accor S.A.	1,065	48,168
Aeroports de Paris S.A.	166	19,608
Air Liquide S.A.	3,117	557,205
Airbus SE	3,200	486,927
Alstom S.A.(a)	1,885	41,052
Amundi S.A.(c)	328	23,680
Arkema S.A.	328	28,612
AXA S.A.	9,842	368,845
bioMerieux	244	27,152
BNP Paribas S.A.	5,516	375,775
Bollore SE	3,855	24,002
Bouygues S.A.	987	31,535
Bureau Veritas S.A.	1,722	54,290
Capgemini SE	842	145,528
Carrefour S.A.	3,037	47,924
Cie de Saint-Gobain S.A.	2,461	221,705
Cie Generale des Etablissements Michelin S.C.A.	3,690	124,388
Covivio S.A.	248	14,081
Credit Agricole S.A.	5,741	87,788
Danone S.A.	3,524	251,357
Dassault Aviation S.A.	107	21,525
Dassault Systemes SE	3,610	123,298
Edenred SE	1,315	42,186
Eiffage S.A.	409	37,947
ENGIE S.A.	9,922	166,048
EssilorLuxottica S.A.	1,611	376,731
Eurazeo SE	246	18,682
Gecina S.A.	246	26,186
Getlink SE	1,640	27,749
Hermes International S.C.A.	172	387,282
Ipsen S.A.	204	24,783
Kering S.A.	410	101,865
Klepierre S.A.	1,150	36,656
La Francaise des Jeux SAEM(c)	574	24,403
Legrand S.A.	1,397	157,125
L’Oreal S.A.	1,304	487,351
LVMH Moet Hennessy Louis Vuitton SE	1,491	987,086
Orange S.A.	10,088	110,561
Pernod Ricard S.A.	1,098	136,191
Publicis Groupe S.A.	1,231	130,597
Renault S.A.	1,064	48,400
Rexel S.A.	1,230	33,624
Safran S.A.	1,852	417,808
	Shares	Value
France-(continued)
Sartorius Stedim Biotech	164	$32,636
Schneider Electric SE	2,952	760,188
SEB S.A.	135	14,129
Societe Generale S.A.	3,935	112,718
Sodexo S.A.	491	42,538
Teleperformance SE	295	31,034
Thales S.A.	494	79,455
TotalEnergies SE	11,713	729,911
Unibail-Rodamco-Westfield SE	655	53,247
Veolia Environnement S.A.	3,770	119,390
Vinci S.A.	2,707	301,821
Vivendi SE	3,935	41,840
		9,222,613
Germany-6.78%
adidas AG	868	206,750
Allianz SE	2,123	667,020
BASF SE	4,839	234,541
Bayer AG	5,331	143,504
Bayerische Motoren Werke AG	1,723	135,280
Bayerische Motoren Werke AG, Preference Shares	327	23,981
Bechtle AG	413	14,061
Beiersdorf AG	538	72,426
Brenntag SE	736	47,814
Carl Zeiss Meditec AG, BR	244	15,258
Commerzbank AG	5,457	96,745
Continental AG	576	35,807
Covestro AG(a)(c)	987	62,363
CTS Eventim AG & Co. KGaA	329	34,450
Daimler Truck Holding AG	2,676	110,427
Deutsche Bank AG	10,253	173,913
Deutsche Boerse AG	1,030	238,964
Deutsche Lufthansa AG	3,278	22,641
Deutsche Post AG	5,528	221,635
Deutsche Telekom AG	18,917	571,346
Dr. Ing. h.c. F. Porsche AG, Preference Shares(c)	577	40,492
E.ON SE	12,216	164,652
Evonik Industries AG	1,394	30,616
Fresenius Medical Care AG	1,146	44,678
Fresenius SE & Co. KGaA(a)	2,296	83,554
GEA Group AG	822	40,408
Hannover Rueck SE	328	85,997
Heidelberg Materials AG	738	81,082
Henkel AG & Co. KGaA	573	44,603
Henkel AG & Co. KGaA, Preference Shares	903	78,016
Infineon Technologies AG	7,055	222,310
Knorr-Bremse AG	409	33,569
LEG Immobilien SE	409	38,551
Mercedes-Benz Group AG	4,059	245,451
Merck KGaA	700	115,513
MTU Aero Engines AG	292	95,325
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	725	370,093
Nemetschek SE	327	35,305
Porsche Automobil Holding SE, Preference Shares	821	33,986
Puma SE	574	26,036
Rational AG	28	27,358
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
October 31, 2024
	Shares	Value
Germany-(continued)
Rheinmetall AG	236	$121,240
RWE AG	3,443	111,277
SAP SE	5,659	1,319,666
Sartorius AG, Preference Shares	142	36,644
Scout24 SE(c)	410	35,231
Siemens AG	4,102	794,476
Siemens Energy AG, Class A(a)	3,466	141,220
Siemens Healthineers AG(c)	1,556	81,034
Symrise AG	737	88,494
Talanx AG	330	25,419
Volkswagen AG, Preference Shares	1,118	107,952
Vonovia SE	3,939	128,976
Zalando SE(a)(c)	1,229	36,852
		8,095,002
Hong Kong-1.47%
AIA Group Ltd.	60,411	477,497
CK Asset Holdings Ltd.	10,779	44,159
CK Hutchison Holdings Ltd.	14,710	77,387
CK Infrastructure Holdings Ltd.	3,194	22,596
CLP Holdings Ltd.	8,921	75,791
Futu Holdings Ltd., ADR(a)(b)	326	30,967
Hang Seng Bank Ltd.	4,208	51,474
Henderson Land Development Co. Ltd.	7,757	24,994
HKT Trust & HKT Ltd.	21,466	26,672
Hong Kong & China Gas Co. Ltd. (The)	60,406	46,852
Hong Kong Exchanges & Clearing Ltd.	6,547	261,732
Hongkong Land Holdings Ltd.	5,987	25,804
Jardine Matheson Holdings Ltd.	823	31,686
Link REIT	14,035	65,442
MTR Corp. Ltd.	8,322	30,293
Power Assets Holdings Ltd.	7,179	47,787
Prudential PLC	14,925	123,688
Sino Land Co. Ltd.	20,635	20,650
Sun Hung Kai Properties Ltd.	7,704	83,388
Swire Pacific Ltd., Class A	2,032	17,081
Techtronic Industries Co. Ltd.	7,663	110,592
WH Group Ltd.	45,955	35,821
Wharf Real Estate Investment Co. Ltd.	9,008	26,997
		1,759,350
Ireland-0.30%
AerCap Holdings N.V.	1,069	100,005
AIB Group PLC	10,017	53,222
Bank of Ireland Group PLC	5,658	51,979
Kerry Group PLC, Class A	822	81,655
Kingspan Group PLC	822	71,972
		358,833
Israel-0.52%
Azrieli Group Ltd.	245	18,764
Bank Hapoalim B.M.	6,889	71,930
Bank Leumi le-Israel B.M.	8,281	84,318
Check Point Software Technologies Ltd.(a)	492	85,219
Elbit Systems Ltd.	145	33,144
Global-e Online Ltd.(a)	572	21,988
ICL Group Ltd.	4,184	17,280
Israel Discount Bank Ltd., Class A	6,724	39,597
Mizrahi Tefahot Bank Ltd.	822	33,971
Nice Ltd.(a)	329	58,054
	Shares	Value
Israel-(continued)
Teva Pharmaceutical Industries Ltd., ADR(a)	6,069	$111,912
Wix.com Ltd.(a)	287	47,963
		624,140
Italy-2.01%
Amplifon S.p.A.	657	18,331
Assicurazioni Generali S.p.A.	5,497	152,478
Banco BPM S.p.A.	6,972	46,899
Coca-Cola HBC AG(a)	1,151	40,102
Davide Campari-Milano N.V.	3,361	22,543
DiaSorin S.p.A.	121	13,136
Enel S.p.A.	44,197	334,438
Eni S.p.A.	12,461	189,558
Ferrari N.V.	683	326,111
FinecoBank Banca Fineco S.p.A.	3,283	52,340
Infrastrutture Wireless Italiane S.p.A.(c)	1,806	20,293
Intesa Sanpaolo S.p.A.	79,458	339,620
Leonardo S.p.A.	2,213	52,784
Mediobanca Banca di Credito Finanziario S.p.A.	2,787	45,900
Moncler S.p.A.	1,151	63,654
Nexi S.p.A.(a)(c)	3,199	20,150
Poste Italiane S.p.A.(c)	2,462	34,587
Prysmian S.p.A.	1,465	103,095
Recordati Industria Chimica e Farmaceutica S.p.A.	574	32,467
Snam S.p.A.	10,986	52,693
Telecom Italia S.p.A.(a)	54,121	13,673
Terna S.p.A.	7,627	65,944
UniCredit S.p.A.	7,985	352,652
		2,393,448
Japan-17.07%
Advantest Corp.	4,181	251,093
AEON Co. Ltd.	3,528	86,622
AGC, Inc.	1,066	32,906
Aisin Corp.	3,057	32,160
Ajinomoto Co., Inc.	2,543	98,565
ANA Holdings, Inc.	900	17,784
Asahi Group Holdings Ltd.	7,869	95,027
Asahi Kasei Corp.	6,807	47,346
ASICS Corp.	3,725	66,369
Astellas Pharma, Inc.	9,839	115,975
Bandai Namco Holdings, Inc.	3,278	69,337
Bridgestone Corp.	3,115	112,207
Brother Industries Ltd.	1,232	24,353
Canon, Inc.	5,014	164,714
Capcom Co. Ltd.	1,886	37,912
Central Japan Railway Co.	4,183	87,546
Chiba Bank Ltd. (The)	2,871	21,298
Chubu Electric Power Co., Inc.	3,524	40,601
Chugai Pharmaceutical Co. Ltd.	3,611	174,001
Concordia Financial Group Ltd.	5,738	28,866
Dai Nippon Printing Co. Ltd.	2,094	36,704
Daifuku Co. Ltd.	1,641	31,576
Dai-ichi Life Holdings, Inc.	4,920	124,805
Daiichi Sankyo Co. Ltd.	10,007	327,227
Daikin Industries Ltd.	1,397	171,043
Daito Trust Construction Co. Ltd.	327	36,237
Daiwa House Industry Co. Ltd.	3,035	91,075
Daiwa Securities Group, Inc.	7,218	48,191
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
October 31, 2024
	Shares	Value
Japan-(continued)
Denso Corp.	10,252	$149,212
Dentsu Group, Inc.	1,069	33,223
Disco Corp.	493	143,927
East Japan Railway Co.	4,921	99,179
Eisai Co. Ltd.	1,392	47,318
ENEOS Holdings, Inc.	15,661	79,824
FANUC Corp.	5,167	139,652
Fast Retailing Co. Ltd.	1,036	336,798
Fuji Electric Co. Ltd.	758	39,561
FUJIFILM Holdings Corp.	6,069	146,580
Fujitsu Ltd.	8,992	174,911
Hamamatsu Photonics K.K.	1,480	19,796
Hankyu Hanshin Holdings, Inc.	1,231	33,602
Hikari Tsushin, Inc.	83	16,946
Hitachi Construction Machinery Co. Ltd.	575	12,665
Hitachi Ltd.	25,175	648,526
Honda Motor Co. Ltd.	24,532	250,836
Hoshizaki Corp.	575	19,131
Hoya Corp.	1,888	256,877
Hulic Co. Ltd.	2,053	19,152
IBIDEN Co. Ltd.	577	18,822
Idemitsu Kosan Co. Ltd.	4,920	33,817
Inpex Corp.	5,087	67,242
Isuzu Motors Ltd.	3,196	41,889
ITOCHU Corp.	6,436	323,353
Japan Airlines Co. Ltd.	741	11,945
Japan Exchange Group, Inc.	5,410	64,462
Japan Post Bank Co. Ltd.	7,871	70,895
Japan Post Holdings Co. Ltd.	10,416	96,929
Japan Post Insurance Co. Ltd.	1,064	17,714
Japan Real Estate Investment Corp.	7	25,459
Japan Tobacco, Inc.	6,481	182,145
JFE Holdings, Inc.	3,117	37,856
Kajima Corp.	2,296	39,996
Kansai Electric Power Co., Inc. (The)	3,852	62,082
Kao Corp.	2,541	113,100
Kawasaki Kisen Kaisha Ltd.	2,132	29,749
KDDI Corp.	8,319	260,943
Keisei Electric Railway Co. Ltd.	659	17,270
Keyence Corp.	1,054	482,837
Kikkoman Corp.	3,690	43,907
Kirin Holdings Co. Ltd.	4,185	61,762
Kobe Bussan Co. Ltd.	820	20,026
Kokusai Electric Corp.	800	15,252
Komatsu Ltd.	5,004	131,765
Konami Group Corp.	572	52,910
Kubota Corp.	5,414	70,072
Kyocera Corp.	6,970	71,976
Kyowa Kirin Co. Ltd.	1,275	21,118
Lasertec Corp.	412	63,494
LY Corp.	14,514	39,962
M3, Inc.	2,379	24,762
Makita Corp.	1,229	40,769
Marubeni Corp.	7,710	117,580
MatsukiyoCocokara & Co.	1,884	25,850
Mazda Motor Corp.	3,114	22,641
McDonald’s Holdings Co. (Japan) Ltd.	490	20,781
MEIJI Holdings Co. Ltd.	1,233	28,736
MINEBEA MITSUMI, Inc.	1,968	35,555
Mitsubishi Chemical Group Corp.	7,379	40,246
	Shares	Value
Japan-(continued)
Mitsubishi Corp.	18,125	$337,393
Mitsubishi Electric Corp.	10,296	161,377
Mitsubishi Estate Co. Ltd.	6,071	91,209
Mitsubishi HC Capital, Inc.	4,349	29,422
Mitsubishi Heavy Industries Ltd.	17,386	250,304
Mitsubishi UFJ Financial Group, Inc.	60,350	645,199
Mitsui & Co. Ltd.	13,943	289,432
Mitsui Chemicals, Inc.	904	20,896
Mitsui Fudosan Co. Ltd.	14,513	126,337
Mitsui OSK Lines Ltd.	1,885	64,634
Mizuho Financial Group, Inc.	13,119	276,634
MonotaRO Co. Ltd.	1,392	21,178
MS&AD Insurance Group Holdings, Inc.	6,971	157,382
Murata Manufacturing Co. Ltd.	9,149	162,589
NEC Corp.	1,314	114,169
Nexon Co. Ltd.	1,806	31,769
Nidec Corp.	4,588	92,649
Nintendo Co. Ltd.	5,657	302,487
Nippon Building Fund, Inc.	40	34,269
Nippon Paint Holdings Co. Ltd.	5,165	39,808
Nippon Prologis REIT, Inc.	12	19,301
Nippon Sanso Holdings Corp.	905	31,952
Nippon Steel Corp.	4,672	94,130
Nippon Telegraph & Telephone Corp.	162,358	157,428
Nippon Yusen K.K.	2,463	83,078
Nissan Motor Co. Ltd.	12,712	34,316
Nissin Foods Holdings Co. Ltd.	1,068	28,887
Nitori Holdings Co. Ltd.	412	52,066
Nitto Denko Corp.	3,705	62,230
Nomura Holdings, Inc.	16,319	85,621
Nomura Real Estate Holdings, Inc.	576	14,392
Nomura Research Institute Ltd.	2,050	61,799
NTT DATA Group Corp.	3,443	55,242
Obayashi Corp.	3,526	43,761
OBIC Co. Ltd.	1,650	54,063
Olympus Corp.	6,235	110,947
Omron Corp.	982	39,325
Ono Pharmaceutical Co. Ltd.	2,049	25,726
Oriental Land Co. Ltd.	5,906	143,652
ORIX Corp.	6,235	133,848
Osaka Gas Co. Ltd.	1,971	42,467
Otsuka Corp.	1,231	27,768
Otsuka Holdings Co. Ltd.	2,294	139,635
Pan Pacific International Holdings Corp.	2,051	51,543
Panasonic Holdings Corp.	12,631	102,657
Rakuten Group, Inc.(a)	8,120	49,186
Recruit Holdings Co. Ltd.	8,038	503,045
Renesas Electronics Corp.	9,119	126,316
Resona Holdings, Inc.	11,478	76,859
Ricoh Co. Ltd.	2,954	32,434
Rohm Co. Ltd.	1,803	20,317
SBI Holdings, Inc.	1,476	32,936
SCREEN Holdings Co. Ltd.	412	27,129
SCSK Corp.	822	15,471
SECOM Co. Ltd.	2,294	82,242
Seiko Epson Corp.	1,559	28,744
Sekisui Chemical Co. Ltd.	2,052	29,233
Sekisui House Ltd.	3,201	78,089
Seven & i Holdings Co. Ltd.	12,138	175,227
SG Holdings Co. Ltd.	1,723	17,306
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
October 31, 2024
	Shares	Value
Japan-(continued)
Shimadzu Corp.	1,310	$39,147
Shimano, Inc.	410	61,275
Shin-Etsu Chemical Co. Ltd.	9,760	368,743
Shionogi & Co. Ltd.	4,176	60,012
Shiseido Co. Ltd.	2,135	47,094
Shizuoka Financial Group, Inc.	2,378	19,163
SMC Corp.	312	135,594
SoftBank Corp.	154,980	196,160
SoftBank Group Corp.	5,577	347,746
Sompo Holdings, Inc.	5,138	112,120
Sony Group Corp.	33,820	604,686
Subaru Corp.	3,280	59,894
SUMCO Corp.	1,887	18,495
Sumitomo Corp.	5,657	120,512
Sumitomo Electric Industries Ltd.	3,856	60,311
Sumitomo Metal Mining Co. Ltd.	1,314	37,015
Sumitomo Mitsui Financial Group, Inc.	20,415	438,656
Sumitomo Mitsui Trust Holdings, Inc.	3,528	78,238
Sumitomo Realty & Development Co. Ltd.	1,558	47,049
Suntory Beverage & Food Ltd.	739	25,058
Suzuki Motor Corp.	8,529	86,368
Sysmex Corp.	2,708	50,729
T&D Holdings, Inc.	2,627	42,572
Taisei Corp.	902	38,265
Takeda Pharmaceutical Co. Ltd.	8,609	240,990
TDK Corp.	10,655	128,881
Terumo Corp.	7,297	141,054
TIS, Inc.	1,149	28,860
Toho Co. Ltd.	576	22,034
Tokio Marine Holdings, Inc.	10,171	371,785
Tokyo Electric Power Co. Holdings, Inc.(a)	8,283	33,866
Tokyo Electron Ltd.	2,443	375,291
Tokyo Gas Co. Ltd.	1,967	48,670
Tokyu Corp.	2,707	33,534
TOPPAN Holdings, Inc.	1,231	36,479
Toray Industries, Inc.	7,543	41,408
TOTO Ltd.	740	20,841
Toyota Industries Corp.	818	57,916
Toyota Motor Corp.	55,669	980,352
Toyota Tsusho Corp.	3,445	59,774
Trend Micro, Inc.	737	39,050
Unicharm Corp.	2,212	71,316
West Japan Railway Co.	2,379	42,356
Yakult Honsha Co. Ltd.	1,394	30,365
Yamaha Motor Co. Ltd.	4,839	43,013
Yaskawa Electric Corp.	1,311	38,342
Yokogawa Electric Corp.	1,231	27,768
Zensho Holdings Co. Ltd.	494	24,939
ZOZO, Inc.	738	24,084
		20,384,300
Jordan-0.02%
Hikma Pharmaceuticals PLC	902	21,512
Luxembourg-0.08%
ArcelorMittal S.A.	2,542	62,590
Eurofins Scientific SE	738	36,199
		98,789
	Shares	Value
Macau-0.07%
Galaxy Entertainment Group Ltd.	11,585	$51,485
Sands China Ltd.(a)	12,485	31,829
		83,314
Netherlands-1.83%
ABN AMRO Bank N.V., CVA(c)	2,376	39,183
Adyen N.V.(a)(c)	118	180,169
Aegon Ltd.	7,381	46,525
Akzo Nobel N.V.	904	57,394
argenx SE(a)	322	189,332
ASM International N.V.	254	141,242
ASR Nederland N.V.	823	38,929
BE Semiconductor Industries N.V.	411	43,701
Euronext N.V.(c)	412	45,355
EXOR N.V.	539	56,878
Heineken Holding N.V.	736	50,939
Heineken N.V.	1,558	127,704
IMCD N.V.	309	48,995
ING Groep N.V.	17,957	305,565
JDE Peet’s N.V.	656	14,742
Koninklijke Ahold Delhaize N.V.	5,087	167,393
Koninklijke KPN N.V.	21,405	83,496
Koninklijke Philips N.V.(a)	4,348	113,856
NN Group N.V.	1,476	72,413
Randstad N.V.	575	26,437
Universal Music Group N.V.	4,431	111,027
Wolters Kluwer N.V.	1,347	226,229
		2,187,504
New Zealand-0.20%
Auckland International Airport Ltd.	7,218	31,359
Fisher & Paykel Healthcare Corp. Ltd.	3,196	68,457
Mercury NZ Ltd.	3,773	14,843
Meridian Energy Ltd.	7,050	24,986
Spark New Zealand Ltd.	9,841	17,043
Xero Ltd.(a)	786	76,967
		233,655
Norway-0.42%
Aker BP ASA	1,722	36,624
DNB Bank ASA	4,853	99,960
Equinor ASA	4,541	108,704
Gjensidige Forsikring ASA	1,068	19,220
Kongsberg Gruppen ASA	491	50,968
Mowi ASA	2,541	43,550
Norsk Hydro ASA	7,215	44,283
Orkla ASA	3,775	34,805
SalMar ASA	330	16,694
Telenor ASA	3,442	42,158
		496,966
Poland-0.02%
InPost S.A.(a)	1,068	20,789
Portugal-0.12%
EDP S.A.	17,055	66,879
Galp Energia SGPS S.A.	2,541	43,228
Jeronimo Martins SGPS S.A.	1,557	30,207
		140,314
Singapore-1.19%
CapitaLand Ascendas REIT	20,257	41,191
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
October 31, 2024
	Shares	Value
Singapore-(continued)
CapitaLand Integrated Commercial Trust	29,273	$44,698
CapitaLand Investment Ltd.	12,806	27,201
DBS Group Holdings Ltd.	10,824	316,317
Genting Singapore Ltd.	32,880	20,753
Grab Holdings Ltd., Class A(a)	11,400	46,512
Keppel Ltd.	7,875	38,098
Oversea-Chinese Banking Corp. Ltd.	18,370	210,931
Sea Ltd., ADR(a)	1,970	185,278
Sembcorp Industries Ltd.	4,839	18,436
Singapore Airlines Ltd.	8,116	39,632
Singapore Exchange Ltd.	4,673	40,093
Singapore Technologies Engineering Ltd.	8,449	28,996
Singapore Telecommunications Ltd.	40,254	95,242
STMicroelectronics N.V.	3,689	100,224
United Overseas Bank Ltd.	6,887	167,425
		1,421,027
South Africa-0.18%
Anglo American PLC	6,889	212,565
South Korea-0.04%
Delivery Hero SE(a)(c)	1,064	44,946
Spain-2.06%
Acciona S.A.	134	17,079
ACS Actividades de Construccion y Servicios S.A.	995	47,530
Aena SME S.A.(c)	410	90,359
Amadeus IT Group S.A.	2,459	177,796
Banco Bilbao Vizcaya Argentaria S.A.	31,235	310,279
Banco de Sabadell S.A.	29,523	57,324
Banco Santander S.A.	83,973	409,515
CaixaBank S.A.	19,695	119,525
Cellnex Telecom S.A.(c)	2,872	105,076
EDP Renovaveis S.A.	1,720	23,117
Endesa S.A.	1,722	37,025
Grifols S.A.(a)	1,639	18,230
Iberdrola S.A.	33,100	490,334
Industria de Diseno Textil S.A.	5,906	335,340
Redeia Corp. S.A.	2,213	40,843
Repsol S.A.	6,640	82,540
Telefonica S.A.	21,511	100,747
		2,462,659
Sweden-2.43%
Addtech AB, Class B	1,424	39,313
Alfa Laval AB	1,559	68,465
Assa Abloy AB, Class B	5,414	168,440
Atlas Copco AB, Class A	14,596	239,264
Atlas Copco AB, Class B	8,448	122,022
Beijer Ref AB	1,967	29,385
Boliden AB	1,477	45,663
Epiroc AB, Class A	3,606	69,895
Epiroc AB, Class B	2,131	36,426
EQT AB	2,048	59,143
Essity AB, Class B	3,282	92,264
Evolution AB(c)	985	92,516
Fastighets AB Balder, Class B(a)	3,607	27,784
Getinge AB, Class B	1,231	21,588
H & M Hennes & Mauritz AB, Class B(b)	3,116	46,085
Hexagon AB, Class B	11,237	104,577
Holmen AB, Class B	410	16,101
	Shares	Value
Sweden-(continued)
Husqvarna AB, Class B	1,887	$12,130
Industrivarden AB, Class A	657	22,522
Industrivarden AB, Class C	823	28,151
Indutrade AB	1,477	39,837
Investment AB Latour, Class B	819	22,457
Investor AB, Class B	9,428	265,613
L E Lundbergforetagen AB, Class B	410	20,174
Lifco AB, Class B	1,233	36,529
NIBE Industrier AB, Class B(b)	8,202	39,431
Saab AB, Class B	1,723	35,281
Sagax AB, Class B	1,151	27,409
Sandvik AB	5,820	113,680
Securitas AB, Class B	2,627	30,689
Skandinaviska Enskilda Banken AB, Class A	8,611	121,076
Skanska AB, Class B	1,807	36,511
SKF AB, Class B	1,807	33,995
Svenska Cellulosa AB S.C.A., Class B	3,281	43,189
Svenska Handelsbanken AB, Class A	7,952	82,344
Swedbank AB, Class A	4,593	92,804
Swedish Orphan Biovitrum AB, Class B(a)	1,065	33,144
Tele2 AB, Class B	2,873	29,978
Telefonaktiebolaget LM Ericsson, Class B	15,087	125,461
Telia Co. AB(b)	12,794	37,019
Trelleborg AB, Class B	1,150	38,004
Volvo AB, Class A	1,068	27,848
Volvo AB, Class B	8,611	222,678
Volvo Car AB, Class B(a)(b)	4,020	8,613
		2,905,498
Switzerland-5.88%
ABB Ltd.	8,571	474,790
Adecco Group AG	903	28,259
Avolta AG(a)	492	19,436
Bachem Holding AG(a)	165	13,042
Baloise Holding AG	246	47,197
Banque Cantonale Vaudoise	164	16,330
Barry Callebaut AG	19	33,223
BKW AG	114	19,987
Chocoladefabriken Lindt & Spruengli AG, PC	11	129,374
Cie Financiere Richemont S.A.	2,913	422,279
Clariant AG(a)	1,150	15,946
DSM-Firmenich AG	986	116,786
EMS-Chemie Holding AG	38	29,202
Galderma Group AG, Class A(a)	267	24,952
Geberit AG	181	113,201
Givaudan S.A.	50	236,903
Helvetia Holding AG	201	33,984
Julius Baer Group Ltd.	1,146	69,791
Kuehne + Nagel International AG, Class R	262	65,326
Logitech International S.A., Class R	822	67,266
Lonza Group AG	391	240,831
Nestle S.A.	14,199	1,339,603
Novartis AG	10,663	1,156,690
Partners Group Holding AG	124	171,079
Sandoz Group AG	2,215	100,798
Schindler Holding AG	127	36,130
Schindler Holding AG, PC	221	64,253
SGS S.A.	820	86,770
SIG Group AG(a)	1,642	35,301
Sika AG(a)	821	228,346
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
October 31, 2024
	Shares	Value
Switzerland-(continued)
Sonova Holding AG, Class A	275	$100,243
Straumann Holding AG(a)	605	79,762
Swatch Group AG (The)	249	10,064
Swatch Group AG (The), BR	164	33,485
Swiss Life Holding AG	156	127,080
Swiss Prime Site AG	411	44,513
Swisscom AG	140	85,162
Temenos AG	329	22,734
UBS Group AG(a)	17,875	548,632
VAT Group AG(c)	146	60,700
Zurich Insurance Group AG	796	470,217
		7,019,667
Taiwan-1.22%
ASML Holding N.V.	2,166	1,460,764
United Kingdom-9.28%
3i Group PLC	5,251	214,140
Admiral Group PLC	1,395	45,985
Ashtead Group PLC	2,378	176,955
Associated British Foods PLC	1,807	51,598
AstraZeneca PLC	8,402	1,192,761
Auto Trader Group PLC(c)	4,918	53,061
Aviva PLC	14,680	85,515
BAE Systems PLC	16,403	263,607
Barclays PLC	80,008	244,298
Barratt Redrow PLC	7,470	42,871
Berkeley Group Holdings PLC (The)	553	31,467
British American Tobacco PLC	10,829	375,206
BT Group PLC	35,099	62,385
Bunzl PLC	1,806	79,223
Centrica PLC	29,026	43,773
Coca-Cola Europacific Partners PLC	1,146	87,096
Compass Group PLC	9,265	299,576
Croda International PLC	737	35,106
DCC PLC	495	31,209
Diageo PLC	12,056	371,840
Entain PLC	3,446	33,006
Haleon PLC	41,795	200,105
Halma PLC	2,051	65,263
Hargreaves Lansdown PLC	1,889	26,423
HSBC Holdings PLC	100,362	918,310
Imperial Brands PLC	4,430	133,102
Informa PLC	7,381	76,731
InterContinental Hotels Group PLC	901	99,180
Intertek Group PLC	900	53,781
J Sainsbury PLC	9,021	30,873
JD Sports Fashion PLC	14,102	22,482
Kingfisher PLC	10,168	38,237
Land Securities Group PLC	3,853	29,796
Legal & General Group PLC	32,473	90,637
Lloyds Banking Group PLC	338,187	232,178
London Stock Exchange Group PLC	2,591	350,267
M&G PLC	12,299	30,668
Melrose Industries PLC	7,133	43,560
National Grid PLC	26,078	327,293
NatWest Group PLC	35,509	167,863
Next PLC	656	82,568
Pearson PLC	3,283	48,096
Persimmon PLC	1,723	32,497
Phoenix Group Holdings PLC	3,775	23,840
	Shares	Value
United Kingdom-(continued)
Reckitt Benckiser Group PLC	3,783	$227,812
RELX PLC	10,170	465,473
Rentokil Initial PLC	13,696	68,232
Rolls-Royce Holdings PLC(a)	45,754	314,942
Sage Group PLC (The)	5,415	67,488
Schroders PLC	4,348	19,230
Segro PLC	6,889	69,544
Severn Trent PLC	1,475	48,698
Shell PLC	34,151	1,132,123
Smith & Nephew PLC	4,756	58,761
Smiths Group PLC	1,886	37,074
Spirax Group PLC	409	33,942
SSE PLC	5,907	133,736
Standard Chartered PLC	11,973	138,599
Taylor Wimpey PLC	19,191	36,096
Tesco PLC	37,536	165,140
Unilever PLC	13,521	822,230
United Utilities Group PLC	3,691	48,521
Vodafone Group PLC	125,050	115,787
Whitbread PLC	985	38,156
Wise PLC, Class A(a)	3,360	30,498
WPP PLC	5,825	60,945
		11,077,455
United States-3.52%
Alcon AG	2,707	249,130
BP PLC	89,585	433,807
CyberArk Software Ltd.(a)	234	64,706
Experian PLC	5,001	242,844
Ferrovial SE	2,790	111,708
GSK PLC	22,548	403,670
Holcim AG(a)	2,791	274,613
Monday.com Ltd.(a)	202	59,362
Oracle Corp.	167	16,100
Qiagen N.V.(a)	1,228	52,061
Roche Holding AG	3,808	1,179,788
Roche Holding AG, BR	165	55,948
Sanofi S.A.	6,152	648,590
Stellantis N.V.	11,469	156,837
Swiss Re AG	1,640	209,860
Tenaris S.A.	2,544	41,829
		4,200,853
Total Common Stocks & Other Equity Interests (Cost $90,164,840)		89,870,928
	Principal Amount
Equity Linked Notes-4.27%
United Kingdom-0.29%
HSBC Bank PLC (iShares MSCI EAFE ETF), Series CD02, 150.99%, 11/06/2024(c)	140,000	123,374
HSBC Bank PLC (iShares MSCI EAFE ETF), Series E15X, 116.09%, 12/02/2024(c)	234,000	223,936
		347,310
United States-0.80%
Morgan Stanley Finance LLC (iShares MSCI EAFE ETF), Series N40E, 115.00%, 11/07/2024(c)	137,000	127,724
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
October 31, 2024
	Principal Amount
Equity Linked Notes-4.27%
United States-(continued)
Wells Fargo Bank N.A. (iShares MSCI EAFE ETF), Conv., 119.83%, 11/21/2024(c)	245,000	$237,045
J.P. Morgan Structured Products B.V. (iShares MSCI EAFE ETF), Series N0IH, 111.82%, 11/22/2024(c)	299,000	297,729
Citigroup Global Markets Holdings, Inc. (iShares MSCI EAFE ETF), 113.22%, 11/29/2024(c)	208,000	201,237
Mizuho Bank Ltd. (iShares MSCI EAFE ETF), 103.60%, 12/02/2024	90,000	90,000
		953,735
Canada-1.64%
Bank of Montreal (iShares MSCI EAFE ETF), Series 1, 130.91%, 11/08/2024(c)	218,000	207,619
Bank of Montreal (iShares MSCI EAFE ETF), 115.20%, 11/12/2024(c)	251,000	239,875
Bank of Montreal (iShares MSCI EAFE ETF), 114.42%, 11/14/2024(c)	696,000	658,764
Royal Bank of Canada (iShares MSCI EAFE ETF), 101.06%, 11/14/2024(c)	320,000	297,422
Royal Bank of Canada (iShares MSCI EAFE ETF), 115.80%, 11/27/2024(c)	329,000	322,784
Bank of Montreal (iShares MSCI EAFE ETF), 118.08%, 11/29/2024(c)	239,000	229,342
		1,955,806
Switzerland-0.23%
UBS AG (iShares MSCI EAFE ETF), 107.00%, 11/13/2024(c)	284,000	273,094
France-0.95%
Societe Generale S.A. (iShares MSCI EAFE ETF), 115.00%, 11/15/2024(c)	271,000	263,103
Societe Generale S.A. (iShares MSCI EAFE ETF), 87.23%, 11/18/2024(c)	255,000	249,101
Societe Generale S.A. (iShares MSCI EAFE ETF), 91.55%, 11/19/2024(c)	224,000	219,257
Societe Generale S.A. (iShares MSCI EAFE ETF), 112.44%, 11/25/2024(c)	230,000	226,428
Societe Generale S.A. (iShares MSCI EAFE ETF), 114.50%, 11/26/2024(c)	185,000	181,718
		1,139,607
	Principal Amount
Equity Linked Notes-4.27%
Japan-0.36%
Nomura America Finance LLC (iShares MSCI EAFE ETF), 95.00%, 11/20/2024(c)	460,000	$426,833
Total Equity Linked Notes (Cost $5,315,000)		5,096,385
	Shares
Money Market Funds-20.57%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $24,563,266)	24,563,266	24,563,266
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $120,043,106)		119,530,579
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.24%
Invesco Private Government Fund, 4.84%(d)(e)(f)	79,384	79,384
Invesco Private Prime Fund, 4.99%(d)(e)(f)	207,375	207,437
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $286,821)		286,821
TOTAL INVESTMENTS IN SECURITIES-100.36% (Cost $120,329,927)		119,817,400
OTHER ASSETS LESS LIABILITIES-(0.36)%		(432,025)
NET ASSETS-100.00%		$119,385,375

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
Conv.-Convertible
CVA-Dutch Certificates
ETF-Exchange-Traded Fund
PC-Participation Certificate
REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
October 31, 2024
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $6,154,403, which represented 5.16% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$36,073,415	$(11,510,149)	$-	$-	$24,563,266	$325,399
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	457,242	(377,858)	-	-	79,384	656 *
Invesco Private Prime Fund	-	1,069,460	(862,010)	-	(13)	207,437	1,729 *
Total	$-	$37,600,117	$(12,750,017)	$-	$(13)	$24,850,087	$327,784

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco QQQ Income Advantage ETF (QQA)
October 31, 2024
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-76.69%
Advertising-0.27%
Trade Desk, Inc. (The), Class A(b)	3,003	$360,991
Apparel Retail-0.24%
Ross Stores, Inc.	2,250	314,370
Apparel, Accessories & Luxury Goods-0.18%
lululemon athletica, inc.(b)	790	235,341
Application Software-4.08%
Adobe, Inc.(b)	2,984	1,426,591
ANSYS, Inc.(b)	589	188,721
Atlassian Corp., Class A(b)	1,091	205,697
Autodesk, Inc.(b)	1,452	412,078
Cadence Design Systems, Inc.(b)	1,823	503,367
Datadog, Inc., Class A(b)	2,055	257,779
Intuit, Inc.	1,874	1,143,702
Roper Technologies, Inc.	717	385,552
Synopsys, Inc.(b)	1,030	529,018
Workday, Inc., Class A(b)	1,423	332,769
		5,385,274
Automobile Manufacturers-2.38%
Tesla, Inc.(b)	12,596	3,147,111
Automotive Retail-0.34%
O’Reilly Automotive, Inc.(b)	393	453,184
Biotechnology-2.76%
Amgen, Inc.	3,603	1,153,536
Biogen, Inc.(b)	973	169,302
Gilead Sciences, Inc.	8,335	740,315
Moderna, Inc.(b)	2,599	141,282
Regeneron Pharmaceuticals, Inc.(b)	725	607,695
Vertex Pharmaceuticals, Inc.(b)	1,735	825,825
		3,637,955
Broadline Retail-4.79%
Amazon.com, Inc.(b)	27,301	5,088,906
MercadoLibre, Inc. (Brazil)(b)	338	688,567
PDD Holdings, Inc., ADR (China)(b)	4,499	542,535
		6,320,008
Cable & Satellite-1.10%
Charter Communications, Inc., Class A(b)(c)	961	314,833
Comcast Corp., Class A	25,991	1,135,027
		1,449,860
Cargo Ground Transportation-0.22%
Old Dominion Freight Line, Inc.	1,462	294,330
Communications Equipment-1.12%
Cisco Systems, Inc.	27,061	1,482,131
Construction Machinery & Heavy Transportation Equipment-0.28%
PACCAR, Inc.	3,548	369,985
Consumer Staples Merchandise Retail-2.05%
Costco Wholesale Corp.	2,982	2,606,805
Dollar Tree, Inc.(b)	1,495	96,637
		2,703,442
	Shares	Value
Diversified Support Services-0.67%
Cintas Corp.	2,706	$556,922
Copart, Inc.(b)	6,424	330,643
		887,565
Electric Utilities-1.07%
American Electric Power Co., Inc.	3,550	350,562
Constellation Energy Corp.	2,098	551,690
Exelon Corp.	6,695	263,114
Xcel Energy, Inc.	3,695	246,863
		1,412,229
Health Care Equipment-1.42%
DexCom, Inc.(b)	2,671	188,252
GE HealthCare Technologies, Inc.	3,064	267,640
IDEXX Laboratories, Inc.(b)	547	222,585
Intuitive Surgical, Inc.(b)	2,385	1,201,659
		1,880,136
Hotels, Resorts & Cruise Lines-1.48%
Airbnb, Inc., Class A(b)	2,962	399,248
Booking Holdings, Inc.	226	1,056,832
Marriott International, Inc., Class A	1,889	491,178
		1,947,258
Human Resource & Employment Services-0.86%
Automatic Data Processing, Inc.	2,746	794,253
Paychex, Inc.	2,415	336,482
		1,130,735
Industrial Conglomerates-0.68%
Honeywell International, Inc.	4,369	898,616
Industrial Gases-1.11%
Linde PLC	3,208	1,463,329
Interactive Home Entertainment-0.35%
Electronic Arts, Inc.	1,781	268,664
Take-Two Interactive Software, Inc.(b)	1,179	190,668
		459,332
Interactive Media & Services-7.77%
Alphabet, Inc., Class A	15,242	2,608,059
Alphabet, Inc., Class C	14,544	2,511,603
Meta Platforms, Inc., Class A	9,041	5,131,491
		10,251,153
Internet Services & Infrastructure-0.10%
MongoDB, Inc.(b)	492	133,037
IT Consulting & Other Services-0.19%
Cognizant Technology Solutions Corp., Class A	3,338	248,981
Life Sciences Tools & Services-0.12%
Illumina, Inc.(b)	1,091	157,257
Movies & Entertainment-1.75%
Netflix, Inc.(b)	2,883	2,179,635
Warner Bros. Discovery, Inc.(b)	16,511	134,234
		2,313,869
Oil & Gas Equipment & Services-0.19%
Baker Hughes Co., Class A	6,694	254,908
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco QQQ Income Advantage ETF (QQA)—(continued)
October 31, 2024
	Shares	Value
Oil & Gas Exploration & Production-0.27%
Diamondback Energy, Inc.	1,982	$350,358
Packaged Foods & Meats-0.67%
Kraft Heinz Co. (The)	8,188	273,970
Mondelez International, Inc., Class A	9,010	617,005
		890,975
Pharmaceuticals-0.21%
AstraZeneca PLC, ADR (United Kingdom)	3,914	278,481
Rail Transportation-0.33%
CSX Corp.	13,108	440,953
Real Estate Services-0.15%
CoStar Group, Inc.(b)	2,732	198,862
Research & Consulting Services-0.20%
Verisk Analytics, Inc.	961	264,006
Restaurants-0.87%
DoorDash, Inc., Class A(b)	2,564	401,779
Starbucks Corp.	7,642	746,623
		1,148,402
Semiconductor Materials & Equipment-2.04%
Applied Materials, Inc.	5,533	1,004,682
ASML Holding N.V., New York Shares (Taiwan)	635	427,069
KLA Corp.	908	604,937
Lam Research Corp.	8,770	652,050
		2,688,738
Semiconductors-16.26%
Advanced Micro Devices, Inc.(b)	10,857	1,564,168
Analog Devices, Inc.	3,332	743,403
ARM Holdings PLC, ADR(b)	817	115,442
Broadcom, Inc.	31,134	5,285,619
GLOBALFOUNDRIES, Inc.(b)(c)	3,693	134,795
Intel Corp.	28,664	616,849
Marvell Technology, Inc.	5,862	469,605
Microchip Technology, Inc.	3,554	260,757
Micron Technology, Inc.	7,436	740,997
NVIDIA Corp.	63,800	8,470,088
NXP Semiconductors N.V. (China)	1,713	401,699
ON Semiconductor Corp.(b)	2,874	202,588
QUALCOMM, Inc.	7,477	1,217,031
Texas Instruments, Inc.	6,115	1,242,323
		21,465,364
Soft Drinks & Non-alcoholic Beverages-1.83%
Coca-Cola Europacific Partners PLC (United Kingdom)	3,079	234,004
Keurig Dr Pepper, Inc.	9,139	301,130
Monster Beverage Corp.(b)	6,598	347,583
PepsiCo, Inc.	9,233	1,533,416
		2,416,133
Systems Software-7.34%
CrowdStrike Holdings, Inc., Class A(b)	1,546	458,961
Fortinet, Inc.(b)	5,131	403,604
Microsoft Corp.	19,335	7,856,777
Palo Alto Networks, Inc.(b)	2,184	786,961
Zscaler, Inc.(b)	1,002	181,152
		9,687,455
	Shares	Value
Technology Distributors-0.13%
CDW Corp.	907	$170,725
Technology Hardware, Storage & Peripherals-6.85%
Apple, Inc.	39,545	8,933,611
Super Micro Computer, Inc.(b)(c)	3,910	113,820
		9,047,431
Trading Companies & Distributors-0.23%
Fastenal Co.	3,824	298,960
Transaction & Payment Processing Services-0.41%
PayPal Holdings, Inc.(b)	6,871	544,870
Wireless Telecommunication Services-1.33%
T-Mobile US, Inc.	7,841	1,749,798
Total Common Stocks & Other Equity Interests (Cost $97,495,388)		101,233,898
	Principal Amount
Equity Linked Notes-4.63%
Diversified Banks-4.15%
Citigroup Global Markets Holdings, Inc. (NASDAQ 100 Stock Index), 204.00%, 11/06/2024(d)	$240,000	242,707
Citigroup Global Markets Holdings, Inc. (NASDAQ 100 Stock Index), 313.47%, 11/07/2024(d)	129,000	126,767
Canadian Imperial Bank of Commerce (NASDAQ 100 Stock Index), 221.00%, 11/08/2024(d)	262,000	258,923
Canadian Imperial Bank of Commerce (NASDAQ 100 Stock Index), 206.00%, 11/13/2024(d)	537,000	541,709
Societe Generale S.A. (NASDAQ 100 Stock Index), 204.46%, 11/14/2024(d)	465,000	471,938
Societe Generale S.A. (NASDAQ 100 Stock Index), 301.00%, 11/14/2024(d)	266,000	250,606
Toronto-Dominion Bank (The) (NASDAQ 100 Stock Index), 316.00%, 11/15/2024(d)	400,000	393,454
Mizuho Markets Cayman L.P. (NASDAQ 100 Stock Index), Conv., 112.00%, 11/18/2024(d)	127,000	129,439
HSBC Bank PLC (NASDAQ 100 Stock Index), Series 5F, 105.72%, 11/19/2024(d)	272,000	276,308
HSBC Bank PLC (NASDAQ 100 Stock Index), 258.77%, 11/20/2024(d)	524,000	507,391
Citigroup Global Markets Holdings, Inc. (NASDAQ 100 Stock Index), 106.98%, 11/21/2024(d)	454,000	456,274
Wells Fargo Bank N.A. (NASDAQ 100 Stock Index), Conv., 296.29%, 11/22/2024(d)	200,000	195,583
Royal Bank of Canada (NASDAQ 100 Stock Index), 119.77%, 11/25/2024(d)	253,000	259,814
Mizuho Markets Cayman L.P. (NASDAQ 100 Stock Index), Conv., 277.10%, 11/26/2024(d)	104,000	105,514
BNP Paribas Issuance B.V. (NASDAQ 100 Stock Index), 293.06%, 11/27/2024(d)	316,000	318,793
Barclays Bank PLC (NASDAQ 100 Stock Index), 298.00%, 11/29/2024(d)	280,000	278,133
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco QQQ Income Advantage ETF (QQA)—(continued)
October 31, 2024
	Principal Amount	Value
Diversified Banks-(continued)
Toronto-Dominion Bank (The) (NASDAQ 100 Stock Index), 270.00%, 12/02/2024(d)	$332,000	$323,639
Barclays Bank PLC (NASDAQ 100 Stock Index), 115.00%, 11/29/2024(d)	341,000	339,400
		5,476,392
Investment Banking & Brokerage-0.48%
Morgan Stanley (NASDAQ 100 Stock Index), 114.50%, 12/02/2024	335,000	335,000
Morgan Stanley (NASDAQ 100 Stock Index), 213.00%, 11/12/2024	305,000	305,903
		640,903
Total Equity Linked Notes (Cost $6,142,000)		6,117,295
	Shares
Money Market Funds-18.69%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(e)(f) (Cost $24,679,350)	24,679,350	24,679,350
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $128,316,738)		132,030,543
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.45%
Invesco Private Government Fund, 4.84%(e)(f)(g)	89,525	$89,525
Invesco Private Prime Fund, 4.99%(e)(f)(g)	504,545	504,696
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $594,223)		594,221
TOTAL INVESTMENTS IN SECURITIES-100.46% (Cost $128,910,961)		132,624,764
OTHER ASSETS LESS LIABILITIES-(0.46)%		(613,197)
NET ASSETS-100.00%		$132,011,567

Investment Abbreviations:
ADR	-American Depositary Receipt
Conv.	-Convertible

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $5,476,392, which represented 4.15% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$44,107,490	$(19,428,140)	$-	$-	$24,679,350	$320,809
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco QQQ Income Advantage ETF (QQA)—(continued)
October 31, 2024
	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$726,041	$(636,516)	$-	$-	$89,525	$665 *
Invesco Private Prime Fund	-	1,569,446	(1,064,689)	(2)	(59)	504,696	1,847 *
Total	$-	$46,402,977	$(21,129,345)	$(2)	$(59)	$25,273,571	$323,321

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500® Downside Hedged ETF (PHDG)
October 31, 2024
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-72.29%
Communication Services-6.58%
Alphabet, Inc., Class A	9,997	$1,710,587
Alphabet, Inc., Class C	8,167	1,410,359
AT&T, Inc.	12,266	276,476
Charter Communications, Inc., Class A(b)	168	55,038
Comcast Corp., Class A	6,568	286,824
Electronic Arts, Inc.	416	62,754
Fox Corp., Class A	395	16,590
Fox Corp., Class B	226	8,805
Interpublic Group of Cos., Inc. (The)	646	18,992
Live Nation Entertainment, Inc.(b)	244	28,582
Match Group, Inc.(b)	454	16,358
Meta Platforms, Inc., Class A	3,729	2,116,506
Netflix, Inc.(b)	730	551,902
News Corp., Class A	649	17,685
News Corp., Class B	196	5,692
Omnicom Group, Inc.	335	33,835
Paramount Global, Class B	846	9,255
Take-Two Interactive Software, Inc.(b)	272	43,988
T-Mobile US, Inc.	833	185,892
Verizon Communications, Inc.	7,201	303,378
Walt Disney Co. (The)	3,084	296,681
Warner Bros. Discovery, Inc.(b)	3,814	31,008
		7,487,187
Consumer Discretionary-7.26%
Airbnb, Inc., Class A(b)	755	101,766
Amazon.com, Inc.(b)	15,944	2,971,962
Aptiv PLC(b)	465	26,426
AutoZone, Inc.(b)	29	87,261
Best Buy Co., Inc.	329	29,751
Booking Holdings, Inc.	57	266,546
BorgWarner, Inc.	390	13,116
Caesars Entertainment, Inc.(b)	370	14,819
CarMax, Inc.(b)(c)	269	19,470
Carnival Corp.(b)	1,728	38,016
Chipotle Mexican Grill, Inc.(b)	2,349	131,004
D.R. Horton, Inc.	507	85,683
Darden Restaurants, Inc.	204	32,644
Deckers Outdoor Corp.(b)	264	42,475
Domino’s Pizza, Inc.(c)	60	24,824
eBay, Inc.	831	47,791
Expedia Group, Inc.(b)	217	33,919
Ford Motor Co.	6,708	69,025
Garmin Ltd.	263	52,166
General Motors Co.	1,952	99,084
Genuine Parts Co.	238	27,299
Hasbro, Inc.	224	14,701
Hilton Worldwide Holdings, Inc.	428	100,516
Home Depot, Inc. (The)	1,686	663,862
Las Vegas Sands Corp.	625	32,406
Lennar Corp., Class A	419	71,356
LKQ Corp.	456	16,776
Lowe’s Cos., Inc.	969	253,713
lululemon athletica, inc.(b)	196	58,388
Marriott International, Inc., Class A	397	103,228
McDonald’s Corp.	1,220	356,374
MGM Resorts International(b)(c)	429	15,817
	Shares	Value
Consumer Discretionary-(continued)
Mohawk Industries, Inc.(b)	91	$12,219
NIKE, Inc., Class B(c)	2,043	157,577
Norwegian Cruise Line Holdings Ltd.(b)	734	18,600
NVR, Inc.(b)	5	45,764
O’Reilly Automotive, Inc.(b)	99	114,161
Pool Corp.(c)	66	23,868
PulteGroup, Inc.	360	46,631
Ralph Lauren Corp.	67	13,261
Ross Stores, Inc.	574	80,199
Royal Caribbean Cruises Ltd.	405	83,572
Starbucks Corp.	1,938	189,343
Tapestry, Inc.	393	18,648
Tesla, Inc.(b)	4,718	1,178,792
TJX Cos., Inc. (The)	1,937	218,939
Tractor Supply Co.(c)	184	48,854
Ulta Beauty, Inc.(b)	82	30,256
Wynn Resorts Ltd.	162	15,555
Yum! Brands, Inc.	482	63,219
		8,261,642
Consumer Staples-4.17%
Altria Group, Inc.	2,938	160,003
Archer-Daniels-Midland Co.	846	46,708
Brown-Forman Corp., Class B(c)	306	13,473
Bunge Global S.A.	242	20,333
Campbell Soup Co.	337	15,721
Church & Dwight Co., Inc.	418	41,762
Clorox Co. (The)	212	33,613
Coca-Cola Co. (The)	6,595	430,719
Colgate-Palmolive Co.	1,404	131,569
Conagra Brands, Inc.	818	23,673
Constellation Brands, Inc., Class A	266	61,802
Costco Wholesale Corp.	754	659,132
Dollar General Corp.	376	30,095
Dollar Tree, Inc.(b)(c)	355	22,947
Estee Lauder Cos., Inc. (The), Class A	399	27,507
General Mills, Inc.(c)	966	65,707
Hershey Co. (The)	253	44,928
Hormel Foods Corp.	497	15,183
J.M. Smucker Co. (The)	182	20,659
Kellanova	450	36,292
Kenvue, Inc.	3,276	75,119
Keurig Dr Pepper, Inc.	1,786	58,849
Kimberly-Clark Corp.	576	77,288
Kraft Heinz Co. (The)	1,501	50,223
Kroger Co. (The)	1,145	63,857
Lamb Weston Holdings, Inc.	247	19,189
McCormick & Co., Inc.	431	33,721
Molson Coors Beverage Co., Class B	311	16,940
Mondelez International, Inc., Class A	2,295	157,162
Monster Beverage Corp.(b)	1,213	63,901
PepsiCo, Inc.	2,336	387,963
Philip Morris International, Inc.	2,659	352,849
Procter & Gamble Co. (The)	4,003	661,216
Sysco Corp.	852	63,857
Target Corp.	791	118,682
Tyson Foods, Inc., Class A	489	28,651
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
October 31, 2024
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	1,225	$11,589
Walmart, Inc.	7,385	605,201
		4,748,083
Energy-2.44%
APA Corp.	616	14,538
Baker Hughes Co., Class A	1,707	65,003
Chevron Corp.	2,892	430,387
ConocoPhillips	1,975	216,341
Coterra Energy, Inc.	1,273	30,450
Devon Energy Corp.	1,081	41,813
Diamondback Energy, Inc.	305	53,915
EOG Resources, Inc.	983	119,887
EQT Corp.	1,015	37,088
Exxon Mobil Corp.	7,553	882,039
Halliburton Co.	1,514	41,998
Hess Corp.	473	63,609
Kinder Morgan, Inc.	3,303	80,957
Marathon Oil Corp.	965	26,731
Marathon Petroleum Corp.	569	82,772
Occidental Petroleum Corp.	1,152	57,727
ONEOK, Inc.	998	96,686
Phillips 66	725	88,320
Schlumberger N.V.	2,445	97,971
Targa Resources Corp.	379	63,278
Valero Energy Corp.	559	72,536
Williams Cos., Inc. (The)	2,085	109,191
		2,773,237
Financials-9.66%
Aflac, Inc.	857	89,805
Allstate Corp. (The)	451	84,121
American Express Co.	955	257,926
American International Group, Inc.	1,095	83,089
Ameriprise Financial, Inc.	170	86,751
Aon PLC, Class A	372	136,476
Arch Capital Group Ltd.(b)	640	63,078
Arthur J. Gallagher & Co.	374	105,169
Assurant, Inc.	89	17,061
Bank of America Corp.	11,478	480,010
Bank of New York Mellon Corp. (The)	1,279	96,385
Berkshire Hathaway, Inc., Class B(b)	3,115	1,404,616
Blackrock, Inc.	239	234,466
Blackstone, Inc., Class A	1,223	205,158
Brown & Brown, Inc.	405	42,379
Capital One Financial Corp.	654	106,465
Cboe Global Markets, Inc.	180	38,443
Charles Schwab Corp. (The)	2,554	180,900
Chubb Ltd.	639	180,479
Cincinnati Financial Corp.	268	37,742
Citigroup, Inc.	3,263	209,387
Citizens Financial Group, Inc.	778	32,769
CME Group, Inc., Class A	616	138,822
Corpay, Inc.(b)	120	39,566
Discover Financial Services	429	63,677
Erie Indemnity Co., Class A(c)	42	18,851
Everest Group Ltd.	74	26,315
FactSet Research Systems, Inc.(c)	65	29,514
Fidelity National Information Services, Inc.	952	85,423
Fifth Third Bancorp	1,170	51,106
Fiserv, Inc.(b)	979	193,744
	Shares	Value
Financials-(continued)
Franklin Resources, Inc.	513	$10,655
Global Payments, Inc.	437	45,321
Globe Life, Inc.	144	15,206
Goldman Sachs Group, Inc. (The)	537	278,053
Hartford Financial Services Group, Inc. (The)	506	55,883
Huntington Bancshares, Inc.	2,479	38,648
Intercontinental Exchange, Inc.	981	152,909
Invesco Ltd.(d)	770	13,352
Jack Henry & Associates, Inc.	125	22,741
JPMorgan Chase & Co.	4,838	1,073,649
KeyCorp	1,613	27,824
KKR & Co., Inc., Class A	1,139	157,455
Loews Corp.	311	24,557
M&T Bank Corp.	285	55,484
MarketAxess Holdings, Inc.	65	18,812
Marsh & McLennan Cos., Inc.	843	183,976
Mastercard, Inc., Class A	1,404	701,424
MetLife, Inc.	1,022	80,145
Moody’s Corp.	269	122,137
Morgan Stanley	2,118	246,218
MSCI, Inc.	136	77,683
Nasdaq, Inc.	708	52,335
Northern Trust Corp.	350	35,182
PayPal Holdings, Inc.(b)	1,738	137,823
PNC Financial Services Group, Inc. (The)	681	128,212
Principal Financial Group, Inc.	369	30,406
Progressive Corp. (The)	1,002	243,316
Prudential Financial, Inc.	614	75,203
Raymond James Financial, Inc.	319	47,282
Regions Financial Corp.	1,567	37,404
S&P Global, Inc.	544	261,316
State Street Corp.	515	47,792
Synchrony Financial	687	37,881
T. Rowe Price Group, Inc.	382	41,967
Travelers Cos., Inc. (The)	392	96,409
Truist Financial Corp.	2,289	98,542
U.S. Bancorp	2,669	128,939
Visa, Inc., Class A	2,840	823,174
W.R. Berkley Corp.	518	29,614
Wells Fargo & Co.	5,787	375,692
Willis Towers Watson PLC	175	52,883
		11,003,197
Health Care-8.06%
Abbott Laboratories	2,976	337,389
AbbVie, Inc.	3,003	612,222
Agilent Technologies, Inc.	501	65,285
Align Technology, Inc.(b)	120	24,604
Amgen, Inc.	918	293,907
Baxter International, Inc.(c)	872	31,130
Becton, Dickinson and Co.	494	115,394
Biogen, Inc.(b)	249	43,326
Bio-Techne Corp.	270	19,913
Boston Scientific Corp.(b)	2,515	211,310
Bristol-Myers Squibb Co.	3,468	193,410
Cardinal Health, Inc.	417	45,253
Catalent, Inc.(b)	310	18,166
Cencora, Inc.	283	64,547
Centene Corp.(b)	913	56,843
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
October 31, 2024
	Shares	Value
Health Care-(continued)
Charles River Laboratories International, Inc.(b)	88	$15,715
Cigna Group (The)	475	149,535
Cooper Cos., Inc. (The)(b)	340	35,591
CVS Health Corp.	2,148	121,276
Danaher Corp.	1,093	268,506
DaVita, Inc.(b)	89	12,443
DexCom, Inc.(b)	680	47,926
Edwards Lifesciences Corp.(b)	1,031	69,087
Elevance Health, Inc.	394	159,869
Eli Lilly and Co.	1,341	1,112,681
GE HealthCare Technologies, Inc.	726	63,416
Gilead Sciences, Inc.	2,131	189,275
HCA Healthcare, Inc.	316	113,362
Henry Schein, Inc.(b)	219	15,380
Hologic, Inc.(b)	399	32,267
Humana, Inc.	206	53,113
IDEXX Laboratories, Inc.(b)	141	57,376
Incyte Corp.(b)	272	20,161
Insulet Corp.(b)	120	27,784
Intuitive Surgical, Inc.(b)	607	305,831
IQVIA Holdings, Inc.(b)	294	60,511
Johnson & Johnson	4,093	654,307
Labcorp Holdings, Inc.	144	32,871
McKesson Corp.	222	111,131
Medtronic PLC	2,181	194,654
Merck & Co., Inc.	4,310	440,999
Mettler-Toledo International, Inc.(b)	37	47,795
Moderna, Inc.(b)(c)	570	30,985
Molina Healthcare, Inc.(b)	100	32,122
Pfizer, Inc.	9,694	274,340
Quest Diagnostics, Inc.	190	29,418
Regeneron Pharmaceuticals, Inc.(b)	181	151,714
ResMed, Inc.	251	60,860
Revvity, Inc.	211	25,023
Solventum Corp.(b)	236	17,129
STERIS PLC	169	37,493
Stryker Corp.	580	206,642
Teleflex, Inc.	81	16,286
Thermo Fisher Scientific, Inc.	653	356,747
UnitedHealth Group, Inc.	1,570	886,265
Universal Health Services, Inc., Class B	102	20,840
Vertex Pharmaceuticals, Inc.(b)	441	209,907
Viatris, Inc.	2,037	23,629
Waters Corp.(b)(c)	101	32,634
West Pharmaceutical Services, Inc.	125	38,491
Zimmer Biomet Holdings, Inc.	352	37,636
Zoetis, Inc.	770	137,661
		9,171,383
Industrials-6.17%
3M Co.	947	121,661
A.O. Smith Corp.	207	15,546
Allegion PLC	150	20,944
Amentum Holdings, Inc.(b)	214	6,364
AMETEK, Inc.	396	72,603
Automatic Data Processing, Inc.	700	202,468
Axon Enterprise, Inc.(b)	121	51,243
Boeing Co. (The)(b)	1,247	186,190
Broadridge Financial Solutions, Inc.	202	42,594
	Shares	Value
Industrials-(continued)
Builders FirstSource, Inc.(b)	198	$33,937
C.H. Robinson Worldwide, Inc.	200	20,608
Carrier Global Corp.	1,433	104,208
Caterpillar, Inc.(c)	825	310,365
Cintas Corp.	592	121,840
Copart, Inc.(b)	1,497	77,051
CSX Corp.	3,344	112,492
Cummins, Inc.	234	76,981
Dayforce, Inc.(b)(c)	270	19,157
Deere & Co.	436	176,445
Delta Air Lines, Inc.	1,104	63,171
Dover Corp.	235	44,493
Eaton Corp. PLC	677	224,480
Emerson Electric Co.	979	105,996
Equifax, Inc.	211	55,919
Expeditors International of Washington, Inc.	242	28,798
Fastenal Co.	979	76,538
FedEx Corp.	387	105,980
Fortive Corp.	602	43,001
GE Vernova, Inc.(b)	469	141,479
Generac Holdings, Inc.(b)	104	17,217
General Dynamics Corp.	438	127,725
General Electric Co.	1,844	316,762
Honeywell International, Inc.	1,114	229,128
Howmet Aerospace, Inc.	663	66,114
Hubbell, Inc.	92	39,287
Huntington Ingalls Industries, Inc.	67	12,392
IDEX Corp.	129	27,689
Illinois Tool Works, Inc.	465	121,425
Ingersoll Rand, Inc.	690	66,240
J.B. Hunt Transport Services, Inc.	139	25,106
Jacobs Solutions, Inc.	214	30,084
Johnson Controls International PLC	1,152	87,034
L3Harris Technologies, Inc.	324	80,180
Leidos Holdings, Inc.	231	42,310
Lockheed Martin Corp.	361	197,124
Masco Corp.	377	30,126
Nordson Corp.	93	23,054
Norfolk Southern Corp.	386	96,666
Northrop Grumman Corp.	238	121,147
Old Dominion Freight Line, Inc.	321	64,624
Otis Worldwide Corp.	692	67,954
PACCAR, Inc.	897	93,539
Parker-Hannifin Corp.	220	139,495
Paychex, Inc.	548	76,353
Paycom Software, Inc.	82	17,140
Pentair PLC	284	28,150
Quanta Services, Inc.	250	75,407
Republic Services, Inc.	350	69,300
Rockwell Automation, Inc.	195	52,008
Rollins, Inc.	480	22,627
RTX Corp.	2,274	275,131
Snap-on, Inc.	90	29,712
Southwest Airlines Co.	1,024	31,314
Stanley Black & Decker, Inc.	263	24,443
Textron, Inc.	326	26,217
Trane Technologies PLC	387	143,252
TransDigm Group, Inc.	96	125,021
Uber Technologies, Inc.(b)	3,574	257,507
Union Pacific Corp.	1,044	242,281
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
October 31, 2024
	Shares	Value
Industrials-(continued)
United Airlines Holdings, Inc.(b)	562	$43,982
United Parcel Service, Inc., Class B	1,248	167,307
United Rentals, Inc.	114	92,659
Veralto Corp.	420	42,920
Verisk Analytics, Inc.	244	67,032
W.W. Grainger, Inc.	75	83,192
Wabtec Corp.	302	56,770
Waste Management, Inc.	624	134,690
Xylem, Inc.	415	50,539
		7,019,928
Information Technology-22.90%
Accenture PLC, Class A (Ireland)	1,065	367,233
Adobe, Inc.(b)	754	360,472
Advanced Micro Devices, Inc.(b)	2,765	398,354
Akamai Technologies, Inc.(b)	261	26,382
Amphenol Corp., Class A	2,055	137,726
Analog Devices, Inc.	848	189,197
ANSYS, Inc.(b)	149	47,741
Apple, Inc.	25,948	5,861,913
Applied Materials, Inc.	1,408	255,665
Arista Networks, Inc.(b)	434	167,715
Autodesk, Inc.(b)	366	103,871
Broadcom, Inc.	7,915	1,343,730
Cadence Design Systems, Inc.(b)	466	128,672
CDW Corp.	230	43,293
Cisco Systems, Inc.	6,849	375,120
Cognizant Technology Solutions Corp., Class A	851	63,476
Corning, Inc.	1,319	62,771
CrowdStrike Holdings, Inc., Class A(b)	395	117,264
Dell Technologies, Inc., Class C	489	60,455
Enphase Energy, Inc.(b)(c)	233	19,348
EPAM Systems, Inc.(b)	99	18,676
F5, Inc.(b)	100	23,388
Fair Isaac Corp.(b)	42	83,711
First Solar, Inc.(b)(c)	183	35,590
Fortinet, Inc.(b)	1,085	85,346
Gartner, Inc.(b)	133	66,832
Gen Digital, Inc.	943	27,451
GoDaddy, Inc., Class A(b)	241	40,199
Hewlett Packard Enterprise Co.	2,224	43,346
HP, Inc.	1,664	59,105
Intel Corp.	7,282	156,709
International Business Machines Corp.	1,571	324,757
Intuit, Inc.	475	289,892
Jabil, Inc.	206	25,357
Juniper Networks, Inc.	556	21,628
Keysight Technologies, Inc.(b)	299	44,554
KLA Corp.	230	153,233
Lam Research Corp.	2,240	166,544
Microchip Technology, Inc.	924	67,794
Micron Technology, Inc.	1,894	188,737
Microsoft Corp.	12,686	5,154,956
Monolithic Power Systems, Inc.	83	63,022
Motorola Solutions, Inc.	285	128,065
NetApp, Inc.	353	40,704
NVIDIA Corp.	41,981	5,573,398
NXP Semiconductors N.V. (China)	437	102,476
ON Semiconductor Corp.(b)	736	51,881
	Shares	Value
Information Technology-(continued)
Oracle Corp.	2,727	$457,700
Palantir Technologies, Inc., Class A(b)	3,424	142,301
Palo Alto Networks, Inc.(b)	553	199,262
PTC, Inc.(b)	205	37,993
Qorvo, Inc.(b)	165	11,758
QUALCOMM, Inc.	1,894	308,286
Roper Technologies, Inc.	183	98,405
Salesforce, Inc.	1,648	480,178
Seagate Technology Holdings PLC	334	33,524
ServiceNow, Inc.(b)	351	327,479
Skyworks Solutions, Inc.	274	23,997
Super Micro Computer, Inc.(b)(c)	860	25,035
Synopsys, Inc.(b)	261	134,052
TE Connectivity PLC (Switzerland)	524	77,248
Teledyne Technologies, Inc.(b)	81	36,881
Teradyne, Inc.	267	28,358
Texas Instruments, Inc.	1,558	316,523
Trimble, Inc.(b)	418	25,289
Tyler Technologies, Inc.(b)	73	44,208
VeriSign, Inc.(b)	148	26,172
Western Digital Corp.(b)(c)	559	36,508
Zebra Technologies Corp., Class A(b)	88	33,613
		26,072,519
Materials-1.58%
Air Products and Chemicals, Inc.	380	118,001
Albemarle Corp.(c)	201	19,041
Amcor PLC	2,473	27,524
Avery Dennison Corp.	138	28,570
Ball Corp.	531	31,462
Celanese Corp.	172	21,667
CF Industries Holdings, Inc.	313	25,738
Corteva, Inc.	1,192	72,617
Dow, Inc.	1,203	59,404
DuPont de Nemours, Inc.	715	59,338
Eastman Chemical Co.	201	21,123
Ecolab, Inc.	435	106,893
FMC Corp.	214	13,908
Freeport-McMoRan, Inc.	2,457	110,614
International Flavors & Fragrances, Inc.	437	43,451
International Paper Co.(c)	594	32,991
Linde PLC	817	372,675
LyondellBasell Industries N.V., Class A	440	38,214
Martin Marietta Materials, Inc.	105	62,196
Mosaic Co. (The)	550	14,718
Newmont Corp.	1,973	89,653
Nucor Corp.	410	58,154
Packaging Corp. of America	152	34,799
PPG Industries, Inc.	403	50,178
Sherwin-Williams Co. (The)	399	143,149
Smurfit WestRock PLC	839	43,208
Steel Dynamics, Inc.	253	33,016
Vulcan Materials Co.	226	61,908
		1,794,210
Real Estate-1.65%
Alexandria Real Estate Equities, Inc.	269	30,007
American Tower Corp.	799	170,618
AvalonBay Communities, Inc.	243	53,851
BXP, Inc.(c)	247	19,898
Camden Property Trust(c)	182	21,074
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
October 31, 2024
	Shares	Value
Real Estate-(continued)
CBRE Group, Inc., Class A(b)	516	$67,581
CoStar Group, Inc.(b)	699	50,880
Crown Castle, Inc.	743	79,865
Digital Realty Trust, Inc.	523	93,214
Equinix, Inc.	162	147,109
Equity Residential	590	41,518
Essex Property Trust, Inc.(c)	110	31,225
Extra Space Storage, Inc.	362	59,115
Federal Realty Investment Trust	128	14,188
Healthpeak Properties, Inc.	1,204	27,030
Host Hotels & Resorts, Inc.	1,206	20,791
Invitation Homes, Inc.	985	30,939
Iron Mountain, Inc.	501	61,989
Kimco Realty Corp.	1,142	27,088
Mid-America Apartment Communities, Inc.	200	30,268
Prologis, Inc.	1,584	178,897
Public Storage	271	89,175
Realty Income Corp.	1,490	88,461
Regency Centers Corp.	281	20,075
SBA Communications Corp., Class A	184	42,222
Simon Property Group, Inc.	521	88,112
UDR, Inc.	518	21,854
Ventas, Inc.	692	45,319
VICI Properties, Inc.	1,785	56,692
Welltower, Inc.	984	132,722
Weyerhaeuser Co.	1,247	38,857
		1,880,634
Utilities-1.82%
AES Corp. (The)	1,216	20,052
Alliant Energy Corp.	439	26,340
Ameren Corp.	456	39,722
American Electric Power Co., Inc.	902	89,072
American Water Works Co., Inc.	333	45,991
Atmos Energy Corp.(c)	258	35,805
CenterPoint Energy, Inc.(c)	1,094	32,306
CMS Energy Corp.	511	35,571
Consolidated Edison, Inc.	592	60,195
Constellation Energy Corp.	539	141,735
Dominion Energy, Inc.	1,434	85,366
DTE Energy Co.	354	43,974
Duke Energy Corp.	1,320	152,156
Edison International	658	54,219
Entergy Corp.	365	56,495
Evergy, Inc.	393	23,753
	Shares	Value
Utilities-(continued)
Eversource Energy	603	$39,708
Exelon Corp.	1,711	67,242
FirstEnergy Corp.	886	37,061
NextEra Energy, Inc.	3,515	278,564
NiSource, Inc.	767	26,968
NRG Energy, Inc.	357	32,273
PG&E Corp.	3,656	73,924
Pinnacle West Capital Corp.	194	17,035
PPL Corp.	1,262	41,091
Public Service Enterprise Group, Inc.	852	76,177
Sempra	1,083	90,290
Southern Co. (The)	1,870	170,226
Vistra Corp.	559	69,853
WEC Energy Group, Inc.	540	51,586
Xcel Energy, Inc.	951	63,536
		2,078,286
Total Common Stocks & Other Equity Interests (Cost $80,141,461)		82,290,306
Money Market Funds-20.26%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.77%(d)(e) (Cost $23,065,238)	23,065,238	23,065,238
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-92.55% (Cost $103,206,699)		105,355,544
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.02%
Invesco Private Government Fund, 4.84%(d)(e)(f)	320,258	320,258
Invesco Private Prime Fund, 4.99%(d)(e)(f)	844,833	845,086
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,165,344)		1,165,344
TOTAL INVESTMENTS IN SECURITIES-93.57% (Cost $104,372,043)		106,520,888
OTHER ASSETS LESS LIABILITIES-6.43%		7,321,929
NET ASSETS-100.00%		$113,842,817

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Invesco Ltd.	$18,832	$103,429	$(114,172)	$1,089	$4,174	$13,352	$862
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
October 31, 2024
	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$10,129,502	$700,271,327	$(687,335,591)	$-	$-	$23,065,238	$1,083,682
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,195,929	16,387,397	(17,263,068)	-	-	320,258	30,167 *
Invesco Private Prime Fund	3,075,244	34,614,140	(36,845,546)	1	1,247	845,086	84,097 *
Total	$14,419,507	$751,376,293	$(741,558,377)	$1,090	$5,421	$24,243,934	$1,198,808

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CBOE Volatility Index	74	November-2024	$1,550,884	$162,162	$162,162
CBOE Volatility Index	68	December-2024	1,341,688	105,824	105,824
E-Mini S&P 500 Index	99	December-2024	28,405,575	(428,693)	(428,693)
Total Futures Contracts				$(160,707)	$(160,707)

(a)	Futures contracts collateralized by $10,446,130 cash held with Merrill Lynch International, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)
October 31, 2024
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-76.68%
Advertising-0.30%
Interpublic Group of Cos., Inc. (The)	13,100	$385,140
Omnicom Group, Inc.	4,062	410,262
		795,402
Aerospace & Defense-1.76%
Axon Enterprise, Inc.(b)	1,070	453,145
Boeing Co. (The)(b)	2,590	386,713
General Dynamics Corp.	1,310	382,009
General Electric Co.	2,278	391,315
Howmet Aerospace, Inc.	4,262	425,007
Huntington Ingalls Industries, Inc.	1,574	291,127
L3Harris Technologies, Inc.	1,783	441,239
Lockheed Martin Corp.	712	388,787
Northrop Grumman Corp.	781	397,545
RTX Corp.	3,409	412,455
Textron, Inc.	4,619	371,460
TransDigm Group, Inc.	291	378,969
		4,719,771
Agricultural & Farm Machinery-0.15%
Deere & Co.	1,026	415,212
Agricultural Products & Services-0.27%
Archer-Daniels-Midland Co.	6,783	374,490
Bunge Global S.A.	4,170	350,363
		724,853
Air Freight & Logistics-0.61%
C.H. Robinson Worldwide, Inc.	4,058	418,136
Expeditors International of Washington, Inc.	3,362	400,078
FedEx Corp.	1,418	388,319
United Parcel Service, Inc., Class B	3,191	427,786
		1,634,319
Apparel Retail-0.28%
Ross Stores, Inc.	2,621	366,206
TJX Cos., Inc. (The)	3,458	390,858
		757,064
Apparel, Accessories & Luxury Goods-0.51%
lululemon athletica, inc.(b)	1,522	453,404
Ralph Lauren Corp.	2,273	449,895
Tapestry, Inc.	9,478	449,731
		1,353,030
Application Software-1.89%
Adobe, Inc.(b)	756	361,428
ANSYS, Inc.(b)	1,275	408,523
Autodesk, Inc.(b)	1,538	436,484
Cadence Design Systems, Inc.(b)	1,511	417,217
Fair Isaac Corp.(b)	217	432,505
Intuit, Inc.	620	378,386
Palantir Technologies, Inc., Class A(b)	11,405	473,992
PTC, Inc.(b)	2,358	437,008
Roper Technologies, Inc.	736	395,769
Salesforce, Inc.	1,575	458,908
Synopsys, Inc.(b)	829	425,783
Tyler Technologies, Inc.(b)	698	422,702
		5,048,705
	Shares	Value
Asset Management & Custody Banks-1.68%
Ameriprise Financial, Inc.	934	$476,620
Bank of New York Mellon Corp. (The)	5,911	445,453
Blackrock, Inc.	458	449,312
Blackstone, Inc., Class A	2,686	450,576
Franklin Resources, Inc.	20,405	423,812
Invesco Ltd.(c)	25,362	439,777
KKR & Co., Inc., Class A	3,307	457,160
Northern Trust Corp.	4,716	474,052
State Street Corp.	4,876	452,493
T. Rowe Price Group, Inc.	3,883	426,586
		4,495,841
Automobile Manufacturers-0.48%
Ford Motor Co.	37,984	390,855
General Motors Co.	8,770	445,165
Tesla, Inc.(b)	1,763	440,486
		1,276,506
Automotive Parts & Equipment-0.28%
Aptiv PLC(b)	5,889	334,672
BorgWarner, Inc.(d)	12,606	423,940
		758,612
Automotive Retail-0.44%
AutoZone, Inc.(b)	130	391,170
CarMax, Inc.(b)	5,154	373,046
O’Reilly Automotive, Inc.(b)	361	416,284
		1,180,500
Biotechnology-1.16%
AbbVie, Inc.	2,091	426,292
Amgen, Inc.	1,236	395,718
Biogen, Inc.(b)	2,076	361,224
Gilead Sciences, Inc.	4,903	435,485
Incyte Corp.(b)	6,285	465,844
Moderna, Inc.(b)	5,947	323,279
Regeneron Pharmaceuticals, Inc.(b)	352	295,046
Vertex Pharmaceuticals, Inc.(b)	837	398,395
		3,101,283
Brewers-0.15%
Molson Coors Beverage Co., Class B	7,391	402,588
Broadcasting-0.32%
Fox Corp., Class A	6,628	278,376
Fox Corp., Class B	4,197	163,515
Paramount Global, Class B	37,988	415,589
		857,480
Broadline Retail-0.29%
Amazon.com, Inc.(b)	2,177	405,793
eBay, Inc.	6,401	368,121
		773,914
Building Products-1.04%
A.O. Smith Corp.	5,078	381,358
Allegion PLC	2,876	401,576
Builders FirstSource, Inc.(b)	2,215	379,651
Carrier Global Corp.	5,307	385,925
Johnson Controls International PLC	5,504	415,827
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
October 31, 2024
	Shares	Value
Building Products-(continued)
Masco Corp.	5,062	$404,505
Trane Technologies PLC	1,115	412,728
		2,781,570
Cable & Satellite-0.31%
Charter Communications, Inc., Class A(b)	1,194	391,166
Comcast Corp., Class A	10,221	446,351
		837,517
Cargo Ground Transportation-0.32%
J.B. Hunt Transport Services, Inc.	2,362	426,625
Old Dominion Freight Line, Inc.	2,101	422,973
		849,598
Casinos & Gaming-0.69%
Caesars Entertainment, Inc.(b)(d)	10,446	418,362
Las Vegas Sands Corp.	10,146	526,070
MGM Resorts International(b)(d)	11,122	410,068
Wynn Resorts Ltd.	5,175	496,904
		1,851,404
Commodity Chemicals-0.29%
Dow, Inc.	8,097	399,830
LyondellBasell Industries N.V., Class A	4,358	378,492
		778,322
Communications Equipment-0.81%
Arista Networks, Inc.(b)	1,129	436,291
Cisco Systems, Inc.	8,154	446,595
F5, Inc.(b)	1,931	451,622
Juniper Networks, Inc.	10,747	418,058
Motorola Solutions, Inc.	919	412,953
		2,165,519
Computer & Electronics Retail-0.14%
Best Buy Co., Inc.	4,124	372,933
Construction & Engineering-0.17%
Quanta Services, Inc.	1,506	454,255
Construction Machinery & Heavy Transportation Equipment-0.66%
Caterpillar, Inc.	1,187	446,550
Cummins, Inc.	1,344	442,149
PACCAR, Inc.	4,269	445,171
Wabtec Corp.	2,360	443,633
		1,777,503
Construction Materials-0.35%
Martin Marietta Materials, Inc.	780	462,025
Vulcan Materials Co.	1,710	468,421
		930,446
Consumer Electronics-0.17%
Garmin Ltd.	2,360	468,106
Consumer Finance-0.69%
American Express Co.	1,568	423,486
Capital One Financial Corp.	2,882	469,161
Discover Financial Services	3,145	466,812
Synchrony Financial	8,616	475,086
		1,834,545
Consumer Staples Merchandise Retail-0.73%
Costco Wholesale Corp.	443	387,262
Dollar General Corp.	4,791	383,471
	Shares	Value
Consumer Staples Merchandise Retail-(continued)
Dollar Tree, Inc.(b)	5,826	$376,593
Target Corp.	2,624	393,705
Walmart, Inc.	5,038	412,864
		1,953,895
Copper-0.16%
Freeport-McMoRan, Inc.	9,518	428,500
Data Center REITs-0.33%
Digital Realty Trust, Inc.	2,555	455,378
Equinix, Inc.	466	423,165
		878,543
Data Processing & Outsourced Services-0.15%
Broadridge Financial Solutions, Inc.	1,914	403,586
Distillers & Vintners-0.29%
Brown-Forman Corp., Class B(d)	8,905	392,087
Constellation Brands, Inc., Class A	1,608	373,603
		765,690
Distributors-0.42%
Genuine Parts Co.	2,956	339,053
LKQ Corp.	9,894	364,000
Pool Corp.	1,139	411,908
		1,114,961
Diversified Banks-1.33%
Bank of America Corp.	10,506	439,361
Citigroup, Inc.	7,041	451,821
Fifth Third Bancorp	9,652	421,599
JPMorgan Chase & Co.	1,987	440,955
KeyCorp(d)	25,236	435,321
PNC Financial Services Group, Inc. (The)	2,291	431,327
U.S. Bancorp	9,100	439,621
Wells Fargo & Co.	7,693	499,429
		3,559,434
Diversified Support Services-0.31%
Cintas Corp.	1,954	402,153
Copart, Inc.(b)	8,084	416,083
		818,236
Drug Retail-0.16%
Walgreens Boots Alliance, Inc.	44,088	417,072
Electric Utilities-2.65%
Alliant Energy Corp.	6,807	408,420
American Electric Power Co., Inc.	3,898	384,927
Constellation Energy Corp.	2,072	544,853
Duke Energy Corp.	3,461	398,949
Edison International	4,754	391,730
Entergy Corp.	3,195	494,522
Evergy, Inc.	6,650	401,926
Eversource Energy	5,974	393,388
Exelon Corp.	10,093	396,655
FirstEnergy Corp.	9,131	381,950
NextEra Energy, Inc.	4,797	380,162
NRG Energy, Inc.	4,975	449,740
PG&E Corp.	20,539	415,299
Pinnacle West Capital Corp.(d)	4,477	393,125
PPL Corp.	12,509	407,293
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
October 31, 2024
	Shares	Value
Electric Utilities-(continued)
Southern Co. (The)	4,633	$421,742
Xcel Energy, Inc.	6,360	424,912
		7,089,593
Electrical Components & Equipment-0.98%
AMETEK, Inc.	2,424	444,416
Eaton Corp. PLC	1,328	440,338
Emerson Electric Co.	3,980	430,915
Generac Holdings, Inc.(b)	2,881	476,950
Hubbell, Inc.	1,004	428,738
Rockwell Automation, Inc.	1,520	405,399
		2,626,756
Electronic Components-0.33%
Amphenol Corp., Class A	6,386	427,990
Corning, Inc.	9,554	454,675
		882,665
Electronic Equipment & Instruments-0.64%
Keysight Technologies, Inc.(b)	2,706	403,221
Teledyne Technologies, Inc.(b)	946	430,733
Trimble, Inc.(b)	7,073	427,916
Zebra Technologies Corp., Class A(b)	1,203	459,510
		1,721,380
Electronic Manufacturing Services-0.33%
Jabil, Inc.	3,834	471,927
TE Connectivity PLC (Switzerland)	2,784	410,417
		882,344
Environmental & Facilities Services-0.58%
Republic Services, Inc.	1,973	390,654
Rollins, Inc.	7,864	370,709
Veralto Corp.	3,732	381,373
Waste Management, Inc.	1,952	421,339
		1,564,075
Fertilizers & Agricultural Chemicals-0.63%
CF Industries Holdings, Inc.	5,241	430,968
Corteva, Inc.	7,170	436,796
FMC Corp.	6,394	415,546
Mosaic Co. (The)	15,387	411,756
		1,695,066
Financial Exchanges & Data-1.37%
Cboe Global Markets, Inc.	1,937	413,685
CME Group, Inc., Class A	1,839	414,437
FactSet Research Systems, Inc.	910	413,195
Intercontinental Exchange, Inc.	2,516	392,169
MarketAxess Holdings, Inc.	1,579	456,994
Moody’s Corp.	851	386,388
MSCI, Inc.	723	412,978
Nasdaq, Inc.	5,562	411,143
S&P Global, Inc.	782	375,641
		3,676,630
Food Distributors-0.15%
Sysco Corp.	5,306	397,685
Food Retail-0.15%
Kroger Co. (The)	7,263	405,058
	Shares	Value
Footwear-0.30%
Deckers Outdoor Corp.(b)	2,605	$419,119
NIKE, Inc., Class B	5,139	396,371
		815,490
Gas Utilities-0.15%
Atmos Energy Corp.(d)	2,965	411,483
Gold-0.13%
Newmont Corp.	7,560	343,526
Health Care Distributors-0.59%
Cardinal Health, Inc.	3,588	389,370
Cencora, Inc.	1,693	386,139
Henry Schein, Inc.(b)	5,768	405,087
McKesson Corp.	783	391,962
		1,572,558
Health Care Equipment-2.48%
Abbott Laboratories	3,488	395,435
Baxter International, Inc.(d)	10,223	364,961
Becton, Dickinson and Co.	1,734	405,045
Boston Scientific Corp.(b)	4,980	418,420
DexCom, Inc.(b)	5,842	411,744
Edwards Lifesciences Corp.(b)	5,926	397,101
GE HealthCare Technologies, Inc.	4,672	408,099
Hologic, Inc.(b)	5,004	404,674
IDEXX Laboratories, Inc.(b)	811	330,012
Insulet Corp.(b)	1,736	401,936
Intuitive Surgical, Inc.(b)	829	417,683
Medtronic PLC	4,512	402,696
ResMed, Inc.	1,631	395,469
STERIS PLC	1,659	368,049
Stryker Corp.	1,097	390,839
Teleflex, Inc.	1,650	331,749
Zimmer Biomet Holdings, Inc.(d)	3,821	408,541
		6,652,453
Health Care Facilities-0.27%
HCA Healthcare, Inc.	1,029	369,144
Universal Health Services, Inc., Class B	1,746	356,725
		725,869
Health Care REITs-0.60%
Alexandria Real Estate Equities, Inc.	3,217	358,856
Healthpeak Properties, Inc.	17,983	403,718
Ventas, Inc.	6,241	408,723
Welltower, Inc.	3,130	422,175
		1,593,472
Health Care Services-0.72%
Cigna Group (The)	1,142	359,513
CVS Health Corp.	7,003	395,390
DaVita, Inc.(b)	2,483	347,148
Labcorp Holdings, Inc.	1,838	419,560
Quest Diagnostics, Inc.	2,692	416,802
		1,938,413
Health Care Supplies-0.43%
Align Technology, Inc.(b)	1,666	341,580
Cooper Cos., Inc. (The)(b)	3,674	384,594
Solventum Corp.(b)	5,801	421,037
		1,147,211
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
October 31, 2024
	Shares	Value
Heavy Electrical Equipment-0.20%
GE Vernova, Inc.(b)	1,800	$542,988
Home Furnishings-0.13%
Mohawk Industries, Inc.(b)	2,594	348,296
Home Improvement Retail-0.31%
Home Depot, Inc. (The)	1,050	413,437
Lowe’s Cos., Inc.	1,590	416,310
		829,747
Homebuilding-0.56%
D.R. Horton, Inc.	2,084	352,196
Lennar Corp., Class A	2,184	371,935
NVR, Inc.(b)	43	393,571
PulteGroup, Inc.	2,910	376,932
		1,494,634
Hotel & Resort REITs-0.15%
Host Hotels & Resorts, Inc.(d)	23,310	401,864
Hotels, Resorts & Cruise Lines-1.44%
Airbnb, Inc., Class A(b)	3,448	464,756
Booking Holdings, Inc.	104	486,330
Carnival Corp.(b)	23,526	517,572
Expedia Group, Inc.(b)	2,977	465,335
Hilton Worldwide Holdings, Inc.	1,834	430,715
Marriott International, Inc., Class A	1,752	455,555
Norwegian Cruise Line Holdings Ltd.(b)	21,006	532,292
Royal Caribbean Cruises Ltd.	2,418	498,954
		3,851,509
Household Products-0.71%
Church & Dwight Co., Inc.	3,903	389,949
Clorox Co. (The)	2,442	387,179
Colgate-Palmolive Co.	3,840	359,846
Kimberly-Clark Corp.	2,829	379,595
Procter & Gamble Co. (The)	2,326	384,209
		1,900,778
Human Resource & Employment Services-0.68%
Automatic Data Processing, Inc.	1,463	423,158
Dayforce, Inc.(b)(d)	6,835	484,943
Paychex, Inc.	3,006	418,826
Paycom Software, Inc.	2,397	501,045
		1,827,972
Independent Power Producers & Energy Traders-0.36%
AES Corp. (The)	21,901	361,148
Vistra Corp.	4,746	593,060
		954,208
Industrial Conglomerates-0.30%
3M Co.	3,049	391,705
Honeywell International, Inc.	1,989	409,098
		800,803
Industrial Gases-0.31%
Air Products and Chemicals, Inc.	1,429	443,747
Linde PLC	866	395,026
		838,773
Industrial Machinery & Supplies & Components-1.87%
Dover Corp.	2,194	415,390
Fortive Corp.	5,517	394,079
IDEX Corp.	2,033	436,363
	Shares	Value
Industrial Machinery & Supplies & Components-(continued)
Illinois Tool Works, Inc.	1,575	$411,280
Ingersoll Rand, Inc.	4,461	428,256
Nordson Corp.	1,576	390,675
Otis Worldwide Corp.	4,311	423,340
Parker-Hannifin Corp.	687	435,606
Pentair PLC	4,438	439,895
Snap-on, Inc.	1,448	478,028
Stanley Black & Decker, Inc.(d)	4,006	372,318
Xylem, Inc.	3,104	378,005
		5,003,235
Industrial REITs-0.13%
Prologis, Inc.	3,124	352,825
Insurance Brokers-0.76%
Aon PLC, Class A	1,167	428,137
Arthur J. Gallagher & Co.	1,365	383,838
Brown & Brown, Inc.	3,937	411,968
Marsh & McLennan Cos., Inc.	1,768	385,848
Willis Towers Watson PLC	1,397	422,160
		2,031,951
Integrated Oil & Gas-0.47%
Chevron Corp.	2,888	429,792
Exxon Mobil Corp.	3,653	426,597
Occidental Petroleum Corp.	7,954	398,575
		1,254,964
Integrated Telecommunication Services-0.30%
AT&T, Inc.	18,764	422,941
Verizon Communications, Inc.	9,139	385,026
		807,967
Interactive Home Entertainment-0.32%
Electronic Arts, Inc.	2,778	419,061
Take-Two Interactive Software, Inc.(b)	2,668	431,469
		850,530
Interactive Media & Services-0.48%
Alphabet, Inc., Class A	1,413	241,778
Alphabet, Inc., Class C	1,159	200,148
Match Group, Inc.(b)	11,595	417,768
Meta Platforms, Inc., Class A	768	435,901
		1,295,595
Internet Services & Infrastructure-0.47%
Akamai Technologies, Inc.(b)	4,197	424,233
GoDaddy, Inc., Class A(b)	2,666	444,689
VeriSign, Inc.(b)	2,221	392,761
		1,261,683
Investment Banking & Brokerage-0.71%
Charles Schwab Corp. (The)	6,537	463,016
Goldman Sachs Group, Inc. (The)	852	441,157
Morgan Stanley	4,133	480,461
Raymond James Financial, Inc.	3,444	510,470
		1,895,104
IT Consulting & Other Services-0.73%
Accenture PLC, Class A (Ireland)	1,162	400,681
Cognizant Technology Solutions Corp., Class A	5,259	392,269
EPAM Systems, Inc.(b)	2,011	379,375
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
October 31, 2024
	Shares	Value
IT Consulting & Other Services-(continued)
Gartner, Inc.(b)	795	$399,487
International Business Machines Corp.	1,890	390,701
		1,962,513
Leisure Products-0.14%
Hasbro, Inc.	5,908	387,742
Life & Health Insurance-0.77%
Aflac, Inc.	3,739	391,810
Globe Life, Inc.	3,912	413,107
MetLife, Inc.	5,329	417,900
Principal Financial Group, Inc.	4,980	410,352
Prudential Financial, Inc.	3,524	431,620
		2,064,789
Life Sciences Tools & Services-1.43%
Agilent Technologies, Inc.	2,981	388,454
Bio-Techne Corp.	5,438	401,053
Charles River Laboratories International, Inc.(b)	2,044	365,018
Danaher Corp.	1,520	373,403
IQVIA Holdings, Inc.(b)	1,701	350,100
Mettler-Toledo International, Inc.(b)	294	379,775
Revvity, Inc.	3,411	404,510
Thermo Fisher Scientific, Inc.	650	355,108
Waters Corp.(b)(d)	1,246	402,595
West Pharmaceutical Services, Inc.	1,350	415,705
		3,835,721
Managed Health Care-0.64%
Centene Corp.(b)	5,506	342,804
Elevance Health, Inc.	737	299,045
Humana, Inc.	1,263	325,639
Molina Healthcare, Inc.(b)	1,134	364,263
UnitedHealth Group, Inc.	683	385,554
		1,717,305
Metal, Glass & Plastic Containers-0.14%
Ball Corp.	6,152	364,506
Movies & Entertainment-0.65%
Live Nation Entertainment, Inc.(b)	4,108	481,211
Netflix, Inc.(b)	576	435,473
Walt Disney Co. (The)	4,484	431,361
Warner Bros. Discovery, Inc.(b)	47,827	388,834
		1,736,879
Multi-Family Residential REITs-0.83%
AvalonBay Communities, Inc.	1,730	383,385
Camden Property Trust	3,233	374,349
Equity Residential	5,200	365,924
Essex Property Trust, Inc.(d)	1,313	372,708
Mid-America Apartment Communities, Inc.	2,443	369,724
UDR, Inc.	8,616	363,509
		2,229,599
Multi-line Insurance-0.16%
American International Group, Inc.	5,554	421,438
Multi-Sector Holdings-0.15%
Berkshire Hathaway, Inc., Class B(b)	913	411,690
Multi-Utilities-1.54%
Ameren Corp.	4,835	421,177
CenterPoint Energy, Inc.(d)	14,538	429,307
	Shares	Value
Multi-Utilities-(continued)
CMS Energy Corp.	5,793	$403,251
Consolidated Edison, Inc.	3,883	394,823
Dominion Energy, Inc.	6,982	415,639
DTE Energy Co.	3,224	400,485
NiSource, Inc.	11,922	419,178
Public Service Enterprise Group, Inc.	4,825	431,403
Sempra	4,982	415,349
WEC Energy Group, Inc.	4,236	404,665
		4,135,277
Office REITs-0.15%
BXP, Inc.	5,072	408,600
Oil & Gas Equipment & Services-0.48%
Baker Hughes Co., Class A	12,318	469,070
Halliburton Co.	14,570	404,172
Schlumberger N.V.	10,161	407,151
		1,280,393
Oil & Gas Exploration & Production-1.41%
APA Corp.	16,961	400,280
ConocoPhillips	3,923	429,726
Coterra Energy, Inc.	17,825	426,374
Devon Energy Corp.	10,293	398,133
Diamondback Energy, Inc.	2,355	416,293
EOG Resources, Inc.	3,402	414,908
EQT Corp.	12,234	447,030
Hess Corp.	3,158	424,688
Marathon Oil Corp.	15,540	430,458
		3,787,890
Oil & Gas Refining & Marketing-0.43%
Marathon Petroleum Corp.	2,482	361,057
Phillips 66	3,205	390,433
Valero Energy Corp.	3,024	392,394
		1,143,884
Oil & Gas Storage & Transportation-0.69%
Kinder Morgan, Inc.	19,651	481,646
ONEOK, Inc.	4,444	430,535
Targa Resources Corp.	2,740	457,470
Williams Cos., Inc. (The)	9,017	472,220
		1,841,871
Other Specialized REITs-0.30%
Iron Mountain, Inc.	3,469	429,220
VICI Properties, Inc.	11,957	379,754
		808,974
Other Specialty Retail-0.29%
Tractor Supply Co.	1,435	381,007
Ulta Beauty, Inc.(b)	1,073	395,915
		776,922
Packaged Foods & Meats-1.74%
Campbell Soup Co.(d)	7,948	370,774
Conagra Brands, Inc.	12,669	366,641
General Mills, Inc.	5,509	374,722
Hershey Co. (The)	2,019	358,534
Hormel Foods Corp.	12,579	384,288
J.M. Smucker Co. (The)	3,408	386,842
Kellanova	5,033	405,912
Kraft Heinz Co. (The)	11,409	381,745
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
October 31, 2024
	Shares	Value
Packaged Foods & Meats-(continued)
Lamb Weston Holdings, Inc.	6,328	$491,622
McCormick & Co., Inc.	4,848	379,308
Mondelez International, Inc., Class A	5,395	369,450
Tyson Foods, Inc., Class A	6,613	387,456
		4,657,294
Paper & Plastic Packaging Products & Materials-0.81%
Amcor PLC	36,948	411,231
Avery Dennison Corp.	1,851	383,213
International Paper Co.	8,338	463,093
Packaging Corp. of America	1,931	442,083
Smurfit WestRock PLC	9,039	465,508
		2,165,128
Passenger Airlines-0.59%
Delta Air Lines, Inc.	8,987	514,236
Southwest Airlines Co.	14,158	432,952
United Airlines Holdings, Inc.(b)	8,072	631,715
		1,578,903
Passenger Ground Transportation-0.15%
Uber Technologies, Inc.(b)	5,502	396,419
Personal Care Products-0.27%
Estee Lauder Cos., Inc. (The), Class A	4,802	331,050
Kenvue, Inc.	17,360	398,065
		729,115
Pharmaceuticals-1.18%
Bristol-Myers Squibb Co.	8,265	460,939
Catalent, Inc.(b)	6,817	399,476
Eli Lilly and Co.	440	365,086
Johnson & Johnson	2,453	392,137
Merck & Co., Inc.	3,505	358,632
Pfizer, Inc.	13,891	393,115
Viatris, Inc.	34,824	403,958
Zoetis, Inc.	2,168	387,595
		3,160,938
Property & Casualty Insurance-1.62%
Allstate Corp. (The)	2,156	402,137
Arch Capital Group Ltd.(b)	3,625	357,280
Assurant, Inc.	2,112	404,870
Chubb Ltd.	1,410	398,240
Cincinnati Financial Corp.	2,990	421,082
Erie Indemnity Co., Class A	779	349,646
Hartford Financial Services Group, Inc. (The)	3,520	388,749
Loews Corp.	5,240	413,751
Progressive Corp. (The)	1,589	385,857
Travelers Cos., Inc. (The)	1,707	419,820
W.R. Berkley Corp.	6,960	397,903
		4,339,335
Publishing-0.15%
News Corp., Class A	11,851	322,940
News Corp., Class B(d)	3,149	91,447
		414,387
Rail Transportation-0.45%
CSX Corp.	12,049	405,328
Norfolk Southern Corp.	1,652	413,710
Union Pacific Corp.	1,651	383,148
		1,202,186
	Shares	Value
Real Estate Services-0.31%
CBRE Group, Inc., Class A(b)	3,422	$448,179
CoStar Group, Inc.(b)	5,239	381,347
		829,526
Regional Banks-0.82%
Citizens Financial Group, Inc.	10,129	426,634
Huntington Bancshares, Inc.	28,237	440,215
M&T Bank Corp.	2,404	468,011
Regions Financial Corp.	18,482	441,165
Truist Financial Corp.	9,705	417,800
		2,193,825
Reinsurance-0.14%
Everest Group Ltd.	1,048	372,679
Research & Consulting Services-0.82%
Amentum Holdings, Inc.(b)	16,123	479,498
Equifax, Inc.	1,324	350,886
Jacobs Solutions, Inc.	3,382	475,442
Leidos Holdings, Inc.	2,622	480,246
Verisk Analytics, Inc.	1,511	415,102
		2,201,174
Restaurants-0.91%
Chipotle Mexican Grill, Inc.(b)	7,235	403,496
Darden Restaurants, Inc.	2,534	405,491
Domino’s Pizza, Inc.(d)	1,009	417,453
McDonald’s Corp.	1,369	399,899
Starbucks Corp.	4,119	402,426
Yum! Brands, Inc.	3,038	398,464
		2,427,229
Retail REITs-0.74%
Federal Realty Investment Trust	3,459	383,395
Kimco Realty Corp.	16,905	400,987
Realty Income Corp.	6,475	384,421
Regency Centers Corp.	5,437	388,419
Simon Property Group, Inc.	2,476	418,741
		1,975,963
Self-Storage REITs-0.28%
Extra Space Storage, Inc.	2,282	372,650
Public Storage	1,131	372,167
		744,817
Semiconductor Materials & Equipment-0.66%
Applied Materials, Inc.	2,154	391,123
Enphase Energy, Inc.(b)	3,694	306,750
KLA Corp.	540	359,764
Lam Research Corp.	5,280	392,568
Teradyne, Inc.	3,094	328,614
		1,778,819
Semiconductors-2.18%
Advanced Micro Devices, Inc.(b)	2,666	384,091
Analog Devices, Inc.	1,801	401,821
Broadcom, Inc.	2,421	411,013
First Solar, Inc.(b)	1,775	345,202
Intel Corp.	20,654	444,474
Microchip Technology, Inc.	5,231	383,798
Micron Technology, Inc.	4,451	443,542
Monolithic Power Systems, Inc.	449	340,926
NVIDIA Corp.	3,409	452,579
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
October 31, 2024
	Shares	Value
Semiconductors-(continued)
NXP Semiconductors N.V. (China)	1,766	$414,127
ON Semiconductor Corp.(b)	5,662	399,114
Qorvo, Inc.(b)	3,772	268,793
QUALCOMM, Inc.	2,421	394,066
Skyworks Solutions, Inc.	3,963	347,080
Texas Instruments, Inc.	2,031	412,618
		5,843,244
Single-Family Residential REITs-0.13%
Invitation Homes, Inc.	10,747	337,563
Soft Drinks & Non-alcoholic Beverages-0.58%
Coca-Cola Co. (The)	5,686	371,353
Keurig Dr Pepper, Inc.	10,796	355,728
Monster Beverage Corp.(b)	8,119	427,709
PepsiCo, Inc.	2,358	391,616
		1,546,406
Specialty Chemicals-1.22%
Albemarle Corp.(d)	4,644	439,926
Celanese Corp.	3,297	415,323
DuPont de Nemours, Inc.	4,987	413,871
Eastman Chemical Co.	3,928	412,794
Ecolab, Inc.	1,617	397,345
International Flavors & Fragrances, Inc.	3,979	395,632
PPG Industries, Inc.	3,198	398,183
Sherwin-Williams Co. (The)	1,082	388,189
		3,261,263
Steel-0.33%
Nucor Corp.	2,828	401,124
Steel Dynamics, Inc.	3,598	469,539
		870,663
Systems Software-1.12%
CrowdStrike Holdings, Inc., Class A(b)	1,567	465,195
Fortinet, Inc.(b)	5,413	425,787
Gen Digital, Inc.	15,724	457,726
Microsoft Corp.	943	383,188
Oracle Corp.	2,506	420,607
Palo Alto Networks, Inc.(b)	1,153	415,460
ServiceNow, Inc.(b)	462	431,041
		2,999,004
Technology Distributors-0.13%
CDW Corp.	1,844	347,096
Technology Hardware, Storage & Peripherals-1.20%
Apple, Inc.	1,833	414,093
Dell Technologies, Inc., Class C	3,551	439,010
Hewlett Packard Enterprise Co.(d)	23,677	461,465
HP, Inc.(d)	12,186	432,846
NetApp, Inc.	3,461	399,088
Seagate Technology Holdings PLC	3,976	399,071
Super Micro Computer, Inc.(b)	8,880	258,497
Western Digital Corp.(b)(d)	6,245	407,861
		3,211,931
Telecom Tower REITs-0.42%
American Tower Corp.	1,703	363,659
Crown Castle, Inc.	3,417	367,293
SBA Communications Corp., Class A	1,671	383,444
		1,114,396
	Shares	Value
Timber REITs-0.15%
Weyerhaeuser Co.	12,513	$389,905
Tobacco-0.32%
Altria Group, Inc.	7,667	417,545
Philip Morris International, Inc.	3,232	428,886
		846,431
Trading Companies & Distributors-0.51%
Fastenal Co.	5,816	454,695
United Rentals, Inc.	557	452,730
W.W. Grainger, Inc.	405	449,238
		1,356,663
Transaction & Payment Processing Services-1.28%
Corpay, Inc.(b)	1,321	435,560
Fidelity National Information Services, Inc.	4,826	433,037
Fiserv, Inc.(b)	2,322	459,524
Global Payments, Inc.	3,677	381,342
Jack Henry & Associates, Inc.	2,359	429,173
Mastercard, Inc., Class A	823	411,162
PayPal Holdings, Inc.(b)	5,792	459,306
Visa, Inc., Class A	1,427	413,616
		3,422,720
Water Utilities-0.14%
American Water Works Co., Inc.	2,741	378,560
Wireless Telecommunication Services-0.17%
T-Mobile US, Inc.	2,002	446,766
Total Common Stocks & Other Equity Interests (Cost $198,035,064)		205,280,209
	Principal Amount
Equity Linked Notes-4.55%
Diversified Banks-4.02%
Barclays Bank PLC (Invesco S&P 500 Equal Weight ETF), 198.00%, 11/06/2024(e)	$448,000	425,521
Barclays Bank PLC (Invesco S&P 500 Equal Weight ETF), 194.00%, 11/07/2024(e)	514,000	522,223
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF), 243.96%, 11/08/2024(e)	572,000	566,327
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF), 166.80%, 11/12/2024(e)	707,000	708,017
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF), 211.95%, 11/13/2024(e)	667,000	665,585
J.P. Morgan Structured Products B.V. (Invesco S&P 500 Equal Weight ETF), Series TDN0, 243.70%, 11/14/2024(e)	614,000	600,553
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF), 164.00%, 11/14/2024(e)	905,000	873,996
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF), 217.00%, 11/15/2024(e)	828,000	800,370
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF), 81.25%, 11/18/2024(e)	517,000	520,960
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
October 31, 2024
	Principal Amount	Value
Diversified Banks-(continued)
Wells Fargo Bank N.A. (Invesco S&P 500 Equal Weight ETF), Conv., 200.72%, 11/19/2024(e)	$624,000	$601,859
Mizuho Markets Cayman L.P. (Invesco S&P 500 Equal Weight ETF), Conv., 79.00%, 11/21/2024(e)	318,000	322,072
Mizuho Markets Cayman L.P. (Invesco S&P 500 Equal Weight ETF), Conv., 228.40%, 11/22/2024(e)	583,000	601,243
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF), 81.16%, 11/25/2024(e)	452,000	470,539
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF), 216.00%, 11/26/2024(e)	525,000	504,520
Wells Fargo Bank N.A. (Invesco S&P 500 Equal Weight ETF), Conv., 226.59%, 11/27/2024(e)	1,328,000	1,383,508
BNP Paribas Issuance B.V. (Invesco S&P 500 Equal Weight ETF), 82.85%, 11/29/2024(e)	512,000	524,220
Mizuho Markets Cayman L.P. (Invesco S&P 500 Equal Weight ETF), Conv., 93.00%, 11/29/2024(e)	277,000	284,876
TD Bank N.A. (Invesco S&P 500 Equal Weight ETF), 83.00%, 12/02/2024	392,000	392,000
		10,768,389
Diversified Capital Markets-0.27%
UBS AG (Invesco S&P 500 Equal Weight ETF), 188.43%, 11/20/2024(e)	768,000	725,936
Investment Banking & Brokerage-0.26%
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF), Series E125, 75.25%, 12/02/2024(e)	725,000	687,701
Total Equity Linked Notes (Cost $12,276,000)		12,182,026
	Shares	Value
Money Market Funds-18.96%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(c)(f) (Cost $50,749,067)	50,749,067	$50,749,067
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.19% (Cost $261,060,131)		268,211,302
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.54%
Invesco Private Government Fund, 4.84%(c)(f)(g)	1,891,489	1,891,489
Invesco Private Prime Fund, 4.99%(c)(f)(g)	4,913,945	4,915,419
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,807,091)		6,806,908
TOTAL INVESTMENTS IN SECURITIES-102.73% (Cost $267,867,222)		275,018,210
OTHER ASSETS LESS LIABILITIES-(2.73)%		(7,303,769)
NET ASSETS-100.00%		$267,714,441

Investment Abbreviations:
Conv.	-Convertible
ETF	-Exchange-Traded Fund
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Invesco Ltd.	$-	$483,881	$(68,679)	$22,018	$2,557	$439,777	$5,114
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
October 31, 2024
	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$80,445,703	$(29,696,636)	$-	$-	$50,749,067	$704,162
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	6,189,977	(4,298,488)	-	-	1,891,489	9,176
Invesco Private Prime Fund	-	11,538,059	(6,622,026)	(183)	(431)	4,915,419	24,539
Total	$-	$98,657,620	$(40,685,829)	$21,835	$2,126	$57,995,752	$742,991

(d)	All or a portion of this security was out on loan at October 31, 2024.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $11,790,026, which represented 4.40% of the Fund’s Net Assets.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Bond ETF (ISDB)
October 31, 2024
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-77.76%
Advertising-0.24%
Lamar Media Corp., 4.88%, 01/15/2029	$25,000	$24,355
Aerospace & Defense-2.41%
Boeing Co. (The)
4.88%, 05/01/2025	91,000	90,805
6.26%, 05/01/2027(b)	11,000	11,257
6.30%, 05/01/2029(b)	16,000	16,579
L3Harris Technologies, Inc., 5.40%, 01/15/2027	20,000	20,328
RTX Corp.
5.00%, 02/27/2026	11,000	11,043
5.75%, 11/08/2026	28,000	28,604
TransDigm, Inc.
6.75%, 08/15/2028(b)(c)	12,000	12,273
6.38%, 03/01/2029(b)	49,000	49,798
		240,687
Agricultural & Farm Machinery-0.81%
AGCO Corp., 5.45%, 03/21/2027	2,000	2,023
CNH Industrial Capital LLC, 5.45%, 10/14/2025	32,000	32,218
John Deere Capital Corp., 5.30%, 09/08/2025	46,000	46,298
		80,539
Apparel, Accessories & Luxury Goods-0.10%
Tapestry, Inc., 7.05%, 11/27/2025	10,000	10,155
Application Software-0.72%
Intuit, Inc.
5.25%, 09/15/2026	15,000	15,221
5.13%, 09/15/2028(c)	34,000	34,745
Roper Technologies, Inc., 4.50%, 10/15/2029	22,000	21,669
		71,635
Asset Management & Custody Banks-0.82%
Bank of New York Mellon Corp. (The), 4.98%, 03/14/2030(d)	4,000	4,031
Blackstone Secured Lending Fund, 5.88%, 11/15/2027	10,000	10,126
New Mountain Finance Corp., 6.20%, 10/15/2027	17,000	16,820
State Street Corp.
4.99%, 03/18/2027	17,000	17,166
4.53%, 02/20/2029(d)	17,000	16,889
5.68%, 11/21/2029(d)	16,000	16,531
		81,563
Automobile Manufacturers-5.37%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	50,000	48,801
American Honda Finance Corp., 5.80%, 10/03/2025	40,000	40,461
Ford Motor Credit Co. LLC
7.90% (SOFR + 2.95%), 03/06/2026(e)	200,000	204,221
5.85%, 05/17/2027	50,000	50,487
Hyundai Capital America
5.80%, 06/26/2025(b)	28,000	28,160
5.50%, 03/30/2026(b)	9,000	9,071
5.65%, 06/26/2026(b)	17,000	17,194
5.30%, 03/19/2027(b)	15,000	15,167
	Principal Amount	Value
Automobile Manufacturers-(continued)
Mercedes-Benz Finance North America LLC (Germany), 5.79% (SOFR + 0.93%), 03/30/2025(b)(e)	$100,000	$100,276
Toyota Motor Credit Corp.
4.55%, 08/07/2026	14,000	14,032
4.55%, 08/09/2029	8,000	7,948
		535,818
Automotive Parts & Equipment-0.26%
PHINIA, Inc., 6.75%, 04/15/2029(b)	25,000	25,551
Automotive Retail-1.18%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	30,000	30,254
Asbury Automotive Group, Inc., 4.50%, 03/01/2028(c)	50,000	48,309
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	25,000	23,493
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	15,000	15,305
		117,361
Biotechnology-0.71%
AbbVie, Inc.
4.80%, 03/15/2027	17,000	17,119
4.80%, 03/15/2029	14,000	14,115
Amgen, Inc., 5.25%, 03/02/2025	39,000	39,046
		70,280
Broadline Retail-0.25%
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(b)(c)	25,000	24,452
Cable & Satellite-1.20%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	99,000	98,746
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	20,000	20,434
		119,180
Cargo Ground Transportation-1.04%
Penske Truck Leasing Co. L.P./PTL Finance Corp.
3.95%, 03/10/2025(b)	29,000	28,878
5.75%, 05/24/2026(b)	18,000	18,211
5.35%, 01/12/2027(b)	3,000	3,028
4.40%, 07/01/2027(b)	21,000	20,753
6.05%, 08/01/2028(b)	10,000	10,357
Ryder System, Inc.
5.30%, 03/15/2027	15,000	15,181
4.90%, 12/01/2029	7,000	6,987
		103,395
Construction Machinery & Heavy Transportation Equipment-0.42%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	27,000	27,117
Cummins, Inc., 4.90%, 02/20/2029	15,000	15,184
		42,301
Consumer Finance-0.55%
American Express Co., 5.65%, 04/23/2027(d)	20,000	20,255
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Bond ETF (ISDB)—(continued)
October 31, 2024
	Principal Amount	Value
Consumer Finance-(continued)
Capital One Financial Corp., 7.15%, 10/29/2027(d)	$10,000	$10,440
General Motors Financial Co., Inc., 5.40%, 04/06/2026	24,000	24,194
		54,889
Distributors-0.16%
Genuine Parts Co., 6.50%, 11/01/2028	15,000	15,824
Diversified Banks-18.41%
Bank of America Corp., 5.82%, 09/15/2029(d)	15,000	15,486
Bank of America N.A.
5.65%, 08/18/2025	68,000	68,566
5.53%, 08/18/2026	68,000	69,221
Bank of Montreal (Canada), 5.92%, 09/25/2025(c)	48,000	48,547
Barclays PLC (United Kingdom), 7.33%, 11/02/2026(d)	200,000	204,208
Citigroup, Inc.
5.61%, 09/29/2026(d)	76,000	76,434
4.54%, 09/19/2030(d)	20,000	19,593
Fifth Third Bancorp
2.38%, 01/28/2025	16,000	15,897
6.34%, 07/27/2029(d)	4,000	4,175
Goldman Sachs Bank USA, 5.28%, 03/18/2027(d)	51,000	51,340
JPMorgan Chase & Co.
6.07%, 10/22/2027(d)	23,000	23,596
5.04%, 01/23/2028(d)	15,000	15,082
5.57%, 04/22/2028(d)	16,000	16,289
4.98%, 07/22/2028(d)	49,000	49,243
4.51%, 10/22/2028(c)(d)	29,000	28,799
6.09%, 10/23/2029(d)	15,000	15,651
Series CC, 7.41% (3 mo. Term SOFR + 2.84%)(c)(e)(f)	76,000	76,773
KeyCorp, 6.28% (SOFR + 1.25%), 05/23/2025(e)	21,000	21,064
Macquarie Bank Ltd. (Australia), 5.39%, 12/07/2026(b)	19,000	19,322
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	100,000	99,631
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	250,000	256,425
NatWest Group PLC (United Kingdom), 7.47%, 11/10/2026(d)	200,000	204,802
PNC Financial Services Group, Inc. (The)
5.81%, 06/12/2026(d)	16,000	16,075
6.62%, 10/20/2027(d)	15,000	15,537
Royal Bank of Canada (Canada), 4.88%, 01/19/2027	15,000	15,117
U.S. Bancorp, 6.79%, 10/26/2027(d)	52,000	53,996
UBS AG (Switzerland), 5.80%, 09/11/2025	200,000	202,123
Wells Fargo & Co.
5.71%, 04/22/2028(d)	11,000	11,215
5.57%, 07/25/2029(d)	15,000	15,322
6.30%, 10/23/2029(d)	15,000	15,723
7.63%(c)(d)(f)	15,000	16,159
Wells Fargo Bank N.A.
5.55%, 08/01/2025	47,000	47,288
5.45%, 08/07/2026	28,000	28,430
		1,837,129
	Principal Amount	Value
Diversified Financial Services-3.47%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.50%, 07/15/2025	$150,000	$151,358
6.10%, 01/15/2027	150,000	153,914
LPL Holdings, Inc.
5.70%, 05/20/2027	13,000	13,202
6.75%, 11/17/2028	10,000	10,545
Macquarie Airfinance Holdings Ltd. (United Kingdom), 5.15%, 03/17/2030(b)(c)	18,000	17,634
		346,653
Diversified Metals & Mining-0.49%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2026	30,000	30,374
Glencore Funding LLC (Australia), 5.37%, 04/04/2029(b)	18,000	18,269
		48,643
Diversified Support Services-0.29%
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	28,000	28,747
Electric Utilities-4.69%
Duke Energy Corp.
5.00%, 12/08/2025	51,000	51,137
4.85%, 01/05/2027	19,000	19,101
4.85%, 01/05/2029	4,000	4,005
Eversource Energy, 5.00%, 01/01/2027	15,000	15,094
Exelon Corp., 5.15%, 03/15/2029	8,000	8,113
FirstEnergy Transmission LLC, 4.55%, 01/15/2030(b)	20,000	19,644
Georgia Power Co., 5.86% (SOFR + 0.75%), 05/08/2025(e)	34,000	34,105
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/2026	16,000	16,314
5.65% (SOFR + 0.80%), 02/05/2027(e)	59,000	59,291
4.12%, 09/16/2027	28,000	27,728
4.85%, 02/07/2029(c)	13,000	13,094
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	42,000	42,141
5.75%, 09/01/2025	47,000	47,348
4.95%, 01/29/2026	36,000	36,129
PacifiCorp, 5.10%, 02/15/2029	10,000	10,126
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	25,000	24,951
Wisconsin Public Service Corp., 5.35%, 11/10/2025	39,000	39,284
		467,605
Electrical Components & Equipment-0.63%
Regal Rexnord Corp., 6.05%, 02/15/2026	62,000	62,669
Environmental & Facilities Services-0.88%
GFL Environmental, Inc., 5.13%, 12/15/2026(b)	25,000	24,773
Veralto Corp.
5.50%, 09/18/2026	47,000	47,636
5.35%, 09/18/2028	15,000	15,285
		87,694
Financial Exchanges & Data-0.14%
Nasdaq, Inc., 5.65%, 06/28/2025(c)	14,000	14,065
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Bond ETF (ISDB)—(continued)
October 31, 2024
	Principal Amount	Value
Food Retail-0.54%
Kroger Co. (The)
4.70%, 08/15/2026	$28,000	$28,098
4.60%, 08/15/2027	26,000	26,065
		54,163
Health Care Equipment-0.07%
Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027	7,000	7,041
Health Care Services-0.78%
Cigna Group (The), 5.69%, 03/15/2026	78,000	78,007
Health Care Supplies-0.79%
Solventum Corp.
5.45%, 02/25/2027(b)	14,000	14,187
5.40%, 03/01/2029(b)	64,000	64,843
		79,030
Hotels, Resorts & Cruise Lines-1.19%
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/2028(b)	25,000	25,073
5.88%, 04/01/2029(b)	24,000	24,372
Hyatt Hotels Corp., 5.38%, 04/23/2025	32,000	32,026
Marriott International, Inc.
4.88%, 05/15/2029	4,000	4,005
4.80%, 03/15/2030	8,000	7,949
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028(b)(c)	25,000	25,014
		118,439
Independent Power Producers & Energy Traders-0.24%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	25,000	24,273
Industrial Machinery & Supplies & Components-0.46%
ESAB Corp., 6.25%, 04/15/2029(b)	25,000	25,472
Ingersoll Rand, Inc., 5.20%, 06/15/2027	11,000	11,146
Nordson Corp., 5.60%, 09/15/2028	9,000	9,262
		45,880
Industrial REITs-0.06%
LXP Industrial Trust, 6.75%, 11/15/2028	6,000	6,300
Integrated Oil & Gas-1.08%
BP Capital Markets PLC, 4.38%(d)(f)	7,000	6,954
Occidental Petroleum Corp.
5.50%, 12/01/2025	32,000	32,085
5.00%, 08/01/2027	15,000	14,992
5.20%, 08/01/2029(c)	3,000	2,995
Petroleos Mexicanos (Mexico), 6.88%, 10/16/2025	51,000	51,166
		108,192
Integrated Telecommunication Services-0.77%
AT&T, Inc., 5.54%, 02/20/2026	77,000	76,993
Interactive Media & Services-0.35%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	25,000	24,431
Meta Platforms, Inc., 4.30%, 08/15/2029	11,000	10,920
		35,351
Investment Banking & Brokerage-0.70%
Charles Schwab Corp. (The), 5.88%, 08/24/2026	48,000	49,013
	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Morgan Stanley
5.65%, 04/13/2028(d)	$12,000	$12,242
5.45%, 07/20/2029(d)	8,000	8,156
		69,411
Life & Health Insurance-3.98%
Athene Global Funding
5.62%, 05/08/2026(b)	35,000	35,331
4.86%, 08/27/2026(b)	39,000	38,941
5.52%, 03/25/2027(b)	15,000	15,173
Corebridge Global Funding
6.16% (SOFR + 1.30%), 09/25/2026(b)(e)	19,000	19,212
4.65%, 08/20/2027(b)	22,000	21,962
5.90%, 09/19/2028(b)	11,000	11,366
5.20%, 06/24/2029(b)	14,000	14,106
Pacific Life Global Funding II
5.90% (SOFR + 1.05%), 07/28/2026(b)(e)	19,000	19,159
5.50%, 08/28/2026(b)	32,000	32,506
4.50%, 08/28/2029(b)	39,000	38,689
Protective Life Global Funding, 5.37%, 01/06/2026(b)	150,000	151,032
		397,477
Managed Health Care-0.71%
Elevance Health, Inc., 5.35%, 10/15/2025	38,000	38,229
Humana, Inc., 5.70%, 03/13/2026	30,000	30,001
UnitedHealth Group, Inc., 4.75%, 07/15/2026	3,000	3,019
		71,249
Metal, Glass & Plastic Containers-0.26%
Ball Corp., 6.88%, 03/15/2028	25,000	25,720
Movies & Entertainment-1.10%
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	110,000	110,005
Multi-Family Residential REITs-0.52%
Camden Property Trust, 5.85%, 11/03/2026	51,000	52,288
Multi-Utilities-0.54%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	21,000	21,127
CenterPoint Energy, Inc., 6.70%, 05/15/2055(d)	26,000	26,007
DTE Energy Co., 4.95%, 07/01/2027	7,000	7,040
		54,174
Office REITs-0.15%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	14,000	15,185
Oil & Gas Exploration & Production-1.30%
Diamondback Energy, Inc.
5.20%, 04/18/2027	10,000	10,104
5.15%, 01/30/2030	32,000	32,202
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)(c)	25,000	24,009
Pioneer Natural Resources Co., 5.10%, 03/29/2026	12,000	12,094
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	50,000	51,491
		129,900
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Bond ETF (ISDB)—(continued)
October 31, 2024
	Principal Amount	Value
Oil & Gas Storage & Transportation-3.72%
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	$5,000	$5,083
Energy Transfer L.P., 6.05%, 12/01/2026	71,000	72,764
EQM Midstream Partners L.P., 6.50%, 07/01/2027(b)(c)	47,000	48,110
Kinder Morgan, Inc., 5.10%, 08/01/2029(c)	17,000	17,089
MPLX L.P., 4.88%, 12/01/2024	55,000	54,978
ONEOK, Inc.
5.85%, 01/15/2026	34,000	34,356
5.55%, 11/01/2026	6,000	6,084
4.25%, 09/24/2027(c)	39,000	38,510
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 09/01/2027(b)	30,000	29,878
5.03%, 10/01/2029(b)	20,000	19,685
Transcanada Trust (Canada), 5.63%, 05/20/2075(d)	18,000	17,854
Williams Cos., Inc. (The), 4.80%, 11/15/2029	27,000	26,855
		371,246
Packaged Foods & Meats-0.31%
Campbell Soup Co., 5.30%, 03/20/2026	12,000	12,098
General Mills, Inc., 5.24%, 11/18/2025(c)	19,000	19,002
		31,100
Paper & Plastic Packaging Products & Materials-0.75%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)	50,000	49,886
Sealed Air Corp., 6.13%, 02/01/2028(b)(c)	25,000	25,283
		75,169
Passenger Airlines-0.18%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	17,622	17,540
Personal Care Products-0.47%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)	25,000	24,141
Kenvue, Inc.
5.50%, 03/22/2025	16,000	16,031
5.35%, 03/22/2026	7,000	7,082
		47,254
Pharmaceuticals-1.38%
AstraZeneca Finance LLC (United Kingdom)
4.80%, 02/26/2027	16,000	16,131
4.85%, 02/26/2029	34,000	34,337
Bristol-Myers Squibb Co., 4.95%, 02/20/2026	16,000	16,107
Eli Lilly and Co., 4.50%, 02/09/2027	26,000	26,081
Novartis Capital Corp. (Switzerland), 3.80%, 09/18/2029	13,000	12,612
Zoetis, Inc., 5.40%, 11/14/2025	32,000	32,213
		137,481
Real Estate Development-0.72%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	65,000	71,529
Regional Banks-0.59%
Santander Holdings USA, Inc., 6.12%, 05/31/2027(d)	16,000	16,239
	Principal Amount	Value
Regional Banks-(continued)
Synovus Financial Corp., 5.20%, 08/11/2025	$23,000	$22,995
Truist Financial Corp.
6.05%, 06/08/2027(d)	15,000	15,284
7.16%, 10/30/2029(d)	4,000	4,289
		58,807
Restaurants-0.83%
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	77,000	82,862
Retail REITs-0.16%
Realty Income Corp., 5.05%, 01/13/2026	16,000	15,971
Self-Storage REITs-0.62%
Public Storage Operating Co.
5.55% (SOFR + 0.70%), 04/16/2027(e)	49,000	49,236
5.13%, 01/15/2029(c)	12,000	12,262
		61,498
Semiconductors-0.47%
Broadcom, Inc.
5.05%, 07/12/2027	19,000	19,194
4.15%, 02/15/2028	28,000	27,515
		46,709
Soft Drinks & Non-alcoholic Beverages-0.25%
PepsiCo, Inc.
5.25%, 11/10/2025	11,000	11,092
5.13%, 11/10/2026	14,000	14,220
		25,312
Sovereign Debt-1.77%
Romanian Government International Bond (Romania)
6.63%, 02/17/2028(b)	128,000	132,147
5.88%, 01/30/2029(b)	44,000	44,320
		176,467
Specialty Chemicals-0.04%
Eastman Chemical Co., 5.00%, 08/01/2029(c)	4,000	4,014
Steel-0.50%
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029(b)	50,000	50,243
Systems Software-1.34%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	25,000	22,755
Oracle Corp., 5.80%, 11/10/2025	110,000	111,185
		133,940
Technology Hardware, Storage & Peripherals-0.24%
Seagate HDD Cayman, 4.09%, 06/01/2029(c)	25,000	23,593
Telecom Tower REITs-0.49%
SBA Communications Corp., 3.88%, 02/15/2027(c)	50,000	48,426
Tobacco-0.08%
Philip Morris International, Inc.
4.38%, 11/01/2027	5,000	4,969
5.25%, 09/07/2028	3,000	3,062
		8,031
Trading Companies & Distributors-0.19%
Air Lease Corp., 3.38%, 07/01/2025	19,000	18,813
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Bond ETF (ISDB)—(continued)
October 31, 2024
	Principal Amount	Value
Transaction & Payment Processing Services-1.30%
Block, Inc., 2.75%, 06/01/2026	$50,000	$48,186
Fiserv, Inc., 5.15%, 03/15/2027	81,000	81,885
		130,071
Wireless Telecommunication Services-0.53%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(b)	25,000	24,953
T-Mobile USA, Inc.
3.50%, 04/15/2025	19,000	18,877
4.95%, 03/15/2028	9,000	9,053
		52,883
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,669,417)		7,759,227
U.S. Treasury Securities-9.07%
U.S. Treasury Bills-0.18%
4.78%, 01/30/2025(g)(h)	18,000	17,800
U.S. Treasury Notes-8.89%
3.50%, 09/30/2026	405,200	400,293
3.88%, 10/15/2027	278,900	276,994
3.50%, 09/30/2029	216,700	210,487
		887,774
Total U.S. Treasury Securities (Cost $915,274)		905,574

Asset-Backed Securities-7.92%
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-3A, Class A, 4.62%, 02/20/2027(b)	100,000	99,800
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	100,000	100,399
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	100,000	101,774
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	25,000	25,505
OBX Trust, Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(i)	75,910	76,191
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)(j)	85,118	86,630
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	28,928	30,455
Subway Funding LLC
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	37,000	37,349
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	25,000	24,613
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	10,000	10,087
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	28,000	28,074
UBS Commercial Mortgage Trust, Series 2017- C6, Class AS, 3.93%, 12/15/2050(i)	50,000	46,606
	Principal Amount	Value

Verus Securitization Trust, Series 2021-R3, Class A1, 1.02%, 04/25/2064(b)(i)	$71,533	$66,040
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	56,000	57,140
Total Asset-Backed Securities (Cost $774,962)		790,663

Municipal Obligations-0.70%
New Jersey Transportation Trust Fund Authority, Series 2024 BB, Ref. RB, 5.09%, 06/15/2025 (Cost $70,000)	70,000	70,236

Agency Credit Risk Transfer Notes-0.60%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 7.16% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)(k)	22,386	22,942
Freddie Mac, Series 2023-DNA1, Class M1, STACR®, 6.96% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)(l)	36,238	36,625
Total Agency Credit Risk Transfer Notes (Cost $58,624)		59,567
	Shares
Preferred Stocks-0.30%
Diversified Financial Services-0.30%
Apollo Global Management, Inc., Pfd., 7.63%, 09/15/2053(d) (Cost $27,500)	1,100	29,700
Money Market Funds-3.40%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(m)(n) (Cost $339,476)	339,476	339,476
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $9,855,253)		9,954,443
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.27%
Invesco Private Government Fund, 4.84%(m)(n)(o)	173,811	173,811
Invesco Private Prime Fund, 4.99%(m)(n)(o)	451,335	451,470
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $625,312)		625,281
TOTAL INVESTMENTS IN SECURITIES-106.02% (Cost $10,480,565)		10,579,724
OTHER ASSETS LESS LIABILITIES-(6.02)%		(600,994)
NET ASSETS-100.00%		$9,978,730
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Bond ETF (ISDB)—(continued)
October 31, 2024
Investment Abbreviations:
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $2,763,695, which represented 27.70% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2024.
(f)	Perpetual bond with no specified maturity date.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	$17,800 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2P.
(i)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on October 31, 2024.

(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(l)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$186,143	$4,321,027	$(4,167,694)	$-	$-	$339,476	$27,325
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	98,240	2,596,456	(2,520,885)	-	-	173,811	6,342 *
Invesco Private Prime Fund	252,715	4,472,278	(4,273,546)	(19)	42	451,470	17,166 *
Total	$537,098	$11,389,761	$(10,962,125)	$(19)	$42	$964,757	$50,833

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	14	December-2024	$2,883,234	$(28,042)	$(28,042)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Bond ETF (ISDB)—(continued)
October 31, 2024
Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	9	December-2024	$(965,109)	$14,052	$14,052
Total Futures Contracts				$(13,990)	$(13,990)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)
October 31, 2024
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-49.55%
Aerospace & Defense-0.98%
BAE Systems PLC (United Kingdom)
5.00%, 03/26/2027(b)(c)	$1,328,000	$1,336,926
5.13%, 03/26/2029(b)	1,063,000	1,073,444
5.50%, 03/26/2054(b)(c)	1,031,000	1,040,925
Boeing Co. (The)
6.26%, 05/01/2027(b)	235,000	240,478
6.30%, 05/01/2029(b)	403,000	417,583
6.39%, 05/01/2031(b)(c)	395,000	413,512
6.53%, 05/01/2034(b)	2,323,000	2,450,262
Howmet Aerospace, Inc., 4.85%, 10/15/2031(c)	520,000	516,533
L3Harris Technologies, Inc., 5.40%, 07/31/2033	52,000	52,783
Lockheed Martin Corp.
5.10%, 11/15/2027	38,000	38,686
4.50%, 02/15/2029	369,000	367,684
4.80%, 08/15/2034	1,164,000	1,151,291
5.90%, 11/15/2063	25,000	27,148
RTX Corp.
5.75%, 01/15/2029	304,000	315,909
5.15%, 02/27/2033	133,000	134,146
6.40%, 03/15/2054	171,000	192,619
TransDigm, Inc.
6.75%, 08/15/2028(b)	681,000	696,466
6.38%, 03/01/2029(b)	3,089,000	3,139,318
6.63%, 03/01/2032(b)(c)	2,241,000	2,281,740
6.00%, 01/15/2033(b)	1,048,000	1,039,568
		16,927,021
Agricultural & Farm Machinery-0.12%
AGCO Corp.
5.45%, 03/21/2027	237,000	239,669
5.80%, 03/21/2034(c)	557,000	566,765
John Deere Capital Corp.
4.70%, 06/10/2030	194,000	194,398
5.10%, 04/11/2034(c)	1,138,000	1,154,542
		2,155,374
Air Freight & Logistics-0.26%
GXO Logistics, Inc.
6.25%, 05/06/2029	957,000	988,860
6.50%, 05/06/2034	576,000	598,371
United Parcel Service, Inc.
5.15%, 05/22/2034(c)	758,000	770,572
5.50%, 05/22/2054	1,057,000	1,079,358
5.60%, 05/22/2064	999,000	1,017,345
		4,454,506
Apparel Retail-0.26%
Gap, Inc. (The), 3.63%, 10/01/2029(b)(c)	5,000,000	4,492,492
Apparel, Accessories & Luxury Goods-0.02%
Tapestry, Inc.
7.05%, 11/27/2025	222,000	225,436
7.00%, 11/27/2026	166,000	169,611
		395,047
	Principal Amount	Value
Application Software-0.27%
Cadence Design Systems, Inc., 4.70%, 09/10/2034	$562,000	$548,646
Intuit, Inc., 5.20%, 09/15/2033	202,000	205,986
Roper Technologies, Inc.
4.50%, 10/15/2029	963,000	948,520
4.75%, 02/15/2032(c)	1,100,000	1,083,572
4.90%, 10/15/2034	1,400,000	1,368,312
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)(c)	421,000	428,841
		4,583,877
Asset Management & Custody Banks-0.60%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	3,331,000	3,288,313
Ameriprise Financial, Inc.
5.70%, 12/15/2028	314,000	327,506
5.15%, 05/15/2033	145,000	146,703
Ares Capital Corp.
5.88%, 03/01/2029	308,000	310,395
5.95%, 07/15/2029(c)	520,000	525,062
Bank of New York Mellon Corp. (The)
4.89%, 07/21/2028(c)(d)	1,501,000	1,510,926
4.98%, 03/14/2030(d)	160,000	161,223
5.06%, 07/22/2032(d)	889,000	893,047
5.83%, 10/25/2033(d)	32,000	33,701
5.19%, 03/14/2035(d)	137,000	137,483
5.61%, 07/21/2039(d)	738,000	749,178
Series I, 3.75%(d)(e)	35,000	33,109
Series J, 4.97%, 04/26/2034(d)	73,000	72,365
Blackstone Secured Lending Fund
2.13%, 02/15/2027	771,000	713,848
5.88%, 11/15/2027	624,000	631,882
Northern Trust Corp., 6.13%, 11/02/2032	35,000	37,656
State Street Corp.
5.68%, 11/21/2029(c)(d)	426,000	440,151
6.12%, 11/21/2034(d)	262,000	276,516
		10,289,064
Automobile Manufacturers-1.43%
American Honda Finance Corp.
5.56% (SOFR + 0.71%), 01/09/2026(f)	2,157,000	2,162,219
4.90%, 01/10/2034(c)	625,000	616,528
Daimler Truck Finance North America LLC (Germany)
5.00%, 01/15/2027(b)(c)	747,000	751,149
5.38%, 01/18/2034(b)	556,000	561,305
Ford Motor Credit Co. LLC
6.95%, 06/10/2026	993,000	1,015,107
7.35%, 11/04/2027	889,000	934,114
6.80%, 05/12/2028	896,000	928,516
6.80%, 11/07/2028	1,007,000	1,046,796
7.20%, 06/10/2030	879,000	928,287
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value
Automobile Manufacturers-(continued)
Hyundai Capital America
5.88%, 04/07/2025(b)	$4,000	$4,012
5.65%, 06/26/2026(b)	167,000	168,909
5.60%, 03/30/2028(b)	122,000	124,097
5.35%, 03/19/2029(b)	194,000	195,982
5.80%, 04/01/2030(b)	25,000	25,704
Mercedes-Benz Finance North America LLC (Germany)
4.80%, 01/11/2027(b)	1,057,000	1,058,940
5.10%, 08/03/2028(b)(c)	776,000	784,003
4.85%, 01/11/2029(b)(c)	841,000	839,850
5.00%, 01/11/2034(b)(c)	337,000	332,244
5.13%, 08/01/2034(b)(c)	3,778,000	3,738,958
PACCAR Financial Corp., 4.00%, 09/26/2029	2,089,000	2,038,813
Toyota Motor Credit Corp.
5.25%, 09/11/2028	128,000	130,899
4.55%, 08/09/2029(c)	739,000	734,167
5.10%, 03/21/2031	866,000	878,681
Volkswagen Group of America Finance LLC (Germany)
4.90%, 08/14/2026(b)	1,445,000	1,441,015
5.25%, 03/22/2029(b)	1,005,000	1,000,139
4.95%, 08/15/2029(b)	1,296,000	1,273,500
5.60%, 03/22/2034(b)(c)	1,004,000	997,803
		24,711,737
Automotive Parts & Equipment-0.59%
ERAC USA Finance LLC
5.00%, 02/15/2029(b)	297,000	300,008
4.90%, 05/01/2033(b)	142,000	140,767
5.20%, 10/30/2034(b)(c)	412,000	415,676
PHINIA, Inc.
6.75%, 04/15/2029(b)	3,000,000	3,066,171
6.63%, 10/15/2032(b)(c)	262,000	261,355
ZF North America Capital, Inc. (Germany)
6.88%, 04/14/2028(b)(c)	2,787,000	2,813,722
7.13%, 04/14/2030(b)	1,193,000	1,200,748
6.75%, 04/23/2030(b)	730,000	720,192
6.88%, 04/23/2032(b)	1,246,000	1,218,293
		10,136,932
Automotive Retail-0.21%
Advance Auto Parts, Inc., 5.95%, 03/09/2028(c)	345,000	347,971
AutoZone, Inc., 5.20%, 08/01/2033	157,000	156,795
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)(c)	1,319,000	1,378,537
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	1,785,000	1,750,300
		3,633,603
	Principal Amount	Value
Biotechnology-0.28%
AbbVie, Inc.
4.80%, 03/15/2029	$1,139,000	$1,148,403
4.95%, 03/15/2031(c)	599,000	605,324
5.05%, 03/15/2034(c)	896,000	902,985
5.35%, 03/15/2044	269,000	270,013
5.40%, 03/15/2054	656,000	661,446
5.50%, 03/15/2064	530,000	534,807
Amgen, Inc.
5.25%, 03/02/2025	83,000	83,098
5.15%, 03/02/2028	106,000	107,473
5.25%, 03/02/2030	49,000	49,994
Gilead Sciences, Inc.
5.25%, 10/15/2033	213,000	217,509
5.55%, 10/15/2053	223,000	228,633
		4,809,685
Building Products-0.03%
Carrier Global Corp., 5.90%, 03/15/2034	76,000	79,888
HP Communities LLC
5.78%, 03/15/2046(b)	150,000	140,157
5.86%, 09/15/2053(b)	100,000	91,283
Lennox International, Inc., 5.50%, 09/15/2028	167,000	171,076
		482,404
Cable & Satellite-0.11%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029(b)(c)	472,000	467,697
7.38%, 03/01/2031(b)	621,000	631,915
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
5.05%, 03/30/2029	4,000	3,927
6.65%, 02/01/2034	362,000	371,507
Comcast Corp., 5.50%, 11/15/2032	73,000	75,870
Cox Communications, Inc.
5.70%, 06/15/2033(b)	49,000	49,119
5.80%, 12/15/2053(b)	364,000	341,499
		1,941,534
Cargo Ground Transportation-0.19%
Penske Truck Leasing Co. L.P./PTL Finance Corp.
5.75%, 05/24/2026(b)	39,000	39,457
5.35%, 01/12/2027(b)	129,000	130,182
5.70%, 02/01/2028(b)	48,000	49,077
5.55%, 05/01/2028(b)	101,000	102,983
6.05%, 08/01/2028(b)	145,000	150,182
Ryder System, Inc.
4.90%, 12/01/2029	2,380,000	2,375,643
6.60%, 12/01/2033(c)	334,000	363,049
		3,210,573
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value
Commercial & Residential Mortgage Finance-0.11%
Aviation Capital Group LLC
6.25%, 04/15/2028(b)	$83,000	$85,710
6.75%, 10/25/2028(b)	261,000	274,700
6.38%, 07/15/2030(b)	169,000	177,476
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	834,000	859,729
Radian Group, Inc., 6.20%, 05/15/2029	470,000	482,032
		1,879,647
Commodity Chemicals-0.03%
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)(c)	554,000	564,418
Communications Equipment-0.01%
Cisco Systems, Inc., 5.30%, 02/26/2054	145,000	145,980
Construction Machinery & Heavy Transportation Equipment-0.29%
Cummins, Inc.
4.90%, 02/20/2029(c)	472,000	477,793
5.45%, 02/20/2054	402,000	406,741
Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(b)	616,000	599,358
SMBC Aviation Capital Finance DAC (Ireland)
5.30%, 04/03/2029(b)(c)	1,125,000	1,137,413
5.70%, 07/25/2033(b)	991,000	1,014,655
5.55%, 04/03/2034(b)(c)	1,334,000	1,341,434
		4,977,394
Consumer Electronics-0.28%
LG Electronics, Inc. (South Korea)
5.63%, 04/24/2027(b)(c)	1,169,000	1,187,213
5.63%, 04/24/2029(b)(c)	1,108,000	1,131,513
Sensata Technologies B.V., 4.00%, 04/15/2029(b)(c)	2,694,000	2,521,046
		4,839,772
Consumer Finance-0.57%
American Express Co.
5.65%, 04/23/2027(d)	1,168,000	1,182,901
5.53%, 04/25/2030(c)(d)	1,050,000	1,077,033
Capital One Financial Corp., 7.15%, 10/29/2027(d)	136,000	141,984
FirstCash, Inc.
4.63%, 09/01/2028(b)	3,000,000	2,844,624
6.88%, 03/01/2032(b)	2,047,000	2,072,885
General Motors Financial Co., Inc., 5.40%, 04/06/2026	23,000	23,185
OneMain Finance Corp., 6.63%, 05/15/2029	2,552,000	2,552,000
		9,894,612
Consumer Staples Merchandise Retail-0.01%
Dollar General Corp., 5.50%, 11/01/2052	39,000	36,210
Target Corp., 4.80%, 01/15/2053(c)	58,000	54,169
		90,379
	Principal Amount	Value
Distillers & Vintners-0.00%
Constellation Brands, Inc., 4.90%, 05/01/2033	$29,000	$28,486
Distributors-0.25%
Genuine Parts Co.
6.50%, 11/01/2028	428,000	451,514
4.95%, 08/15/2029	3,428,000	3,403,855
6.88%, 11/01/2033	453,000	501,671
		4,357,040
Diversified Banks-7.57%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	280,000	275,588
Australia and New Zealand Banking Group Ltd. (Australia)
6.74%, 12/08/2032(b)(c)	817,000	888,188
5.20%, 09/30/2035(b)(c)(d)	7,482,000	7,292,702
6.75%(b)(d)(e)	636,000	644,996
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(c)(d)(e)	622,000	675,037
Banco Santander S.A. (Spain)
5.55%, 03/14/2028(d)	1,000,000	1,010,961
9.63%(c)(d)(e)	1,200,000	1,314,795
9.63%(c)(d)(e)	1,400,000	1,615,821
Bank of America Corp.
5.90% (SOFR + 1.05%), 02/04/2028(f)	57,000	57,387
4.95%, 07/22/2028(d)	29,000	29,120
5.20%, 04/25/2029(d)	248,000	250,494
5.43%, 08/15/2035(d)	2,131,000	2,100,026
5.52%, 10/25/2035(c)(d)	6,775,000	6,726,896
Bank of Montreal (Canada)
5.30%, 06/05/2026	73,000	73,826
7.70%, 05/26/2084(d)	1,154,000	1,209,787
7.30%, 11/26/2084(d)	1,489,000	1,552,938
Bank of Nova Scotia (The) (Canada)
8.63%, 10/27/2082(d)	853,000	915,887
8.00%, 01/27/2084(d)	932,000	986,994
Banque Federative du Credit Mutuel S.A. (France), 5.19%, 02/16/2028(b)	1,811,000	1,828,649
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(d)	676,000	730,548
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(b)(d)	330,000	339,810
BPCE S.A. (France)
5.20%, 01/18/2027(b)(c)	709,000	715,350
5.28%, 05/30/2029(b)	808,000	816,484
5.72%, 01/18/2030(b)(d)	202,000	205,063
Canadian Imperial Bank of Commerce (Canada), 6.95%, 01/28/2085(d)	3,246,000	3,248,081
Citibank N.A., 4.93%, 08/06/2026	1,900,000	1,913,027
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value
Diversified Banks-(continued)
Citigroup, Inc.
5.17%, 02/13/2030(d)	$283,000	$284,966
3.98%, 03/20/2030(d)	6,000	5,752
4.54%, 09/19/2030(c)(d)	3,103,000	3,039,837
6.17%, 05/25/2034(d)	190,000	196,968
5.83%, 02/13/2035(d)	775,000	782,042
5.41%, 09/19/2039(c)(d)	3,898,000	3,774,010
Series AA, 7.63%(d)(e)	2,157,000	2,300,476
Series BB, 7.20%(d)(e)	1,833,000	1,912,283
Series DD, 7.00%(d)(e)	2,504,000	2,656,291
Series P, 5.95%(d)(e)	228,000	227,466
Series W, 4.00%(d)(e)	474,000	462,442
Series Z, 7.38%(c)(d)(e)	2,114,000	2,215,762
Comerica, Inc., 5.98%, 01/30/2030(d)	157,000	159,121
Cooperatieve Rabobank U.A. (Netherlands), 3.65%, 04/06/2028(b)(d)	652,000	632,912
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	915,000	929,088
Credit Agricole S.A. (France)
5.34%, 01/10/2030(b)(d)	985,000	995,162
6.25%, 01/10/2035(b)(d)	269,000	278,632
6.70%(b)(d)(e)	5,366,000	5,229,068
Federation des caisses Desjardins du Quebec (Canada)
5.28%, 01/23/2026(b)(d)	446,000	446,056
4.55%, 08/23/2027(b)	774,000	767,630
Fifth Third Bancorp
2.38%, 01/28/2025	35,000	34,774
1.71%, 11/01/2027(d)	41,000	38,599
6.34%, 07/27/2029(d)	26,000	27,140
4.77%, 07/28/2030(d)	86,000	84,706
5.63%, 01/29/2032(d)	251,000	255,199
Goldman Sachs Bank USA, 5.28%, 03/18/2027(d)	1,259,000	1,267,382
HSBC Holdings PLC (United Kingdom)
5.60%, 05/17/2028(d)	1,043,000	1,058,578
5.21%, 08/11/2028(c)(d)	656,000	661,011
8.11%, 11/03/2033(d)	685,000	789,845
7.40%, 11/13/2034(d)	506,000	564,849
6.33%, 03/09/2044(d)	664,000	718,722
6.88%(c)(d)(e)	1,024,000	1,030,900
6.95%(c)(d)(e)	1,066,000	1,064,203
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(d)	991,000	1,003,977
	Principal Amount	Value
Diversified Banks-(continued)
JPMorgan Chase & Co.
5.57%, 04/22/2028(d)	$848,000	$863,297
4.85%, 07/25/2028(d)	31,000	31,049
5.30%, 07/24/2029(d)	157,000	159,367
6.09%, 10/23/2029(d)	211,000	220,151
5.01%, 01/23/2030(d)	160,000	160,667
5.58%, 04/22/2030(d)	675,000	692,586
3.70%, 05/06/2030(d)	2,000	1,902
5.00%, 07/22/2030(d)	1,501,000	1,506,259
4.60%, 10/22/2030(d)	3,174,000	3,131,133
5.72%, 09/14/2033(d)	78,000	80,341
5.34%, 01/23/2035(d)	133,000	134,195
4.95%, 10/22/2035(d)	2,393,000	2,346,459
Series NN, 6.88%(c)(d)(e)	534,000	565,603
KeyBank N.A.
3.30%, 06/01/2025	590,000	583,686
4.15%, 08/08/2025(c)	330,000	327,701
5.85%, 11/15/2027(c)	571,000	585,086
KeyCorp
6.28% (SOFR + 1.25%), 05/23/2025(f)	77,000	77,234
2.55%, 10/01/2029	37,000	32,965
Manufacturers & Traders Trust Co.
2.90%, 02/06/2025	755,000	750,042
4.70%, 01/27/2028	798,000	790,871
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.02%, 07/20/2028(d)	679,000	684,106
5.26%, 04/17/2030(c)(d)	1,154,000	1,171,555
5.41%, 04/19/2034(c)(d)	542,000	557,758
5.43%, 04/17/2035(c)(d)	1,084,000	1,102,841
8.20%(c)(d)(e)	2,019,000	2,222,927
Mizuho Financial Group, Inc. (Japan)
5.78%, 07/06/2029(d)	570,000	586,273
5.38%, 07/10/2030(c)(d)	1,313,000	1,335,949
5.75%, 07/06/2034(c)(d)	705,000	730,357
5.59%, 07/10/2035(d)	1,653,000	1,693,467
Morgan Stanley Bank N.A.
4.75%, 04/21/2026(c)	548,000	550,264
5.88%, 10/30/2026(c)	896,000	919,027
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	272,000	277,934
National Securities Clearing Corp.
5.10%, 11/21/2027(b)	1,096,000	1,110,463
5.00%, 05/30/2028(b)	560,000	566,986
Nordea Bank Abp (Finland), 6.30%(b)(d)(e)	1,444,000	1,384,228
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	823,000	823,938
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(g)	3,947,000	2,725,996
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value
Diversified Banks-(continued)
PNC Financial Services Group, Inc. (The)
6.62%, 10/20/2027(d)	$240,000	$248,592
5.58%, 06/12/2029(d)	171,000	174,809
6.04%, 10/28/2033(d)	37,000	38,879
5.07%, 01/24/2034(d)	52,000	51,303
6.88%, 10/20/2034(d)	184,000	204,556
Series V, 6.20%(d)(e)	79,000	79,858
Series W, 6.25%(d)(e)	133,000	133,478
Royal Bank of Canada (Canada)
5.56% (SOFR + 0.71%), 01/21/2027(f)	48,000	48,132
4.95%, 02/01/2029	110,000	111,157
5.00%, 02/01/2033	65,000	65,157
7.50%, 05/02/2084(c)(d)	1,472,000	1,551,463
Standard Chartered PLC (United Kingdom)
6.19%, 07/06/2027(b)(c)(d)	523,000	532,684
6.75%, 02/08/2028(b)(d)	448,000	464,350
7.02%, 02/08/2030(b)(d)	525,000	561,536
5.01%, 10/15/2030(b)(d)	1,859,000	1,837,647
2.68%, 06/29/2032(b)(d)	810,000	690,882
7.75%(b)(d)(e)	1,387,000	1,430,040
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(d)(e)	2,099,000	2,176,035
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65%, 03/09/2026(b)	555,000	562,029
5.65%, 09/14/2026(b)	558,000	567,129
5.55%, 09/14/2028(b)	687,000	705,400
5.20%, 03/07/2029(b)	1,170,000	1,187,202
5.35%, 03/07/2034(b)	928,000	947,048
Synovus Bank, 5.63%, 02/15/2028	980,000	974,962
Toronto-Dominion Bank (The) (Canada)
5.15%, 09/10/2034(d)	3,641,000	3,576,118
8.13%, 10/31/2082(c)(d)	701,000	740,365
7.25%, 07/31/2084(d)	1,427,000	1,464,046
U.S. Bancorp
5.78%, 06/12/2029(d)	131,000	134,821
5.38%, 01/23/2030(d)	312,000	317,073
4.97%, 07/22/2033(d)	30,000	29,052
UBS AG (Switzerland), 5.65%, 09/11/2028	674,000	695,062
	Principal Amount	Value
Diversified Banks-(continued)
Wells Fargo & Co.
5.71%, 04/22/2028(d)	$524,000	$534,257
4.81%, 07/25/2028(d)	23,000	22,979
5.57%, 07/25/2029(d)	109,000	111,338
6.30%, 10/23/2029(d)	144,000	150,939
5.20%, 01/23/2030(d)	179,000	180,817
4.90%, 07/25/2033(d)	21,000	20,612
5.39%, 04/24/2034(d)	58,000	58,414
5.56%, 07/25/2034(d)	280,000	284,834
5.50%, 01/23/2035(c)(d)	261,000	264,809
6.85%(d)(e)	1,093,000	1,129,630
7.63%(d)(e)	122,000	131,430
Westpac Banking Corp. (Australia), 6.82%, 11/17/2033	492,000	544,169
		130,534,060
Diversified Capital Markets-0.30%
Credit Suisse Group AG (Switzerland)
4.50%(b)(d)(e)(h)(i)	332,000	23,738
5.25%(b)(d)(e)(h)(i)	271,000	19,376
UBS Group AG (Switzerland)
5.71%, 01/12/2027(b)(c)(d)	491,000	494,803
5.43%, 02/08/2030(b)(d)	527,000	534,700
6.30%, 09/22/2034(b)(d)	651,000	695,446
5.70%, 02/08/2035(b)(c)(d)	441,000	451,820
Series 28, 9.25%(b)(c)(d)(e)	784,000	856,276
Series 31, 7.75%(b)(c)(d)(e)	1,184,000	1,244,241
Series 33, 9.25%(b)(d)(e)	721,000	836,571
		5,156,971
Diversified Chemicals-0.14%
Sasol Financing USA LLC (South Africa)
4.38%, 09/18/2026(c)	682,000	659,094
8.75%, 05/03/2029(b)(c)	1,262,000	1,298,651
5.50%, 03/18/2031	486,000	419,808
		2,377,553
Diversified Financial Services-2.52%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.10%, 01/19/2029	429,000	430,319
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/01/2031(b)	727,000	738,488
AMC East Communities LLC, 6.01%, 01/15/2053(b)	181,395	170,132
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(b)	117,000	119,530
Apollo Global Management, Inc.
6.38%, 11/15/2033	269,000	293,448
5.80%, 05/21/2054	639,000	655,814
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 05/04/2028(b)	251,000	259,461
5.75%, 03/01/2029(b)	652,000	661,797
5.75%, 11/15/2029(b)	808,000	821,049
BlackRock Funding, Inc.
4.90%, 01/08/2035(c)	498,000	497,355
5.35%, 01/08/2055	490,000	490,940
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(b)(c)	944,000	939,846
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value
Diversified Financial Services-(continued)
Corebridge Financial, Inc.
6.05%, 09/15/2033	$210,000	$218,068
5.75%, 01/15/2034(c)	345,000	353,331
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(b)	1,270,000	1,248,282
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	16,372,000	15,891,593
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/2029(b)	2,000,000	1,893,757
6.13%, 11/01/2032(b)	5,937,000	5,944,553
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/2031(b)	2,571,000	2,562,864
LPL Holdings, Inc., 5.70%, 05/20/2027	824,000	836,778
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.40%, 03/26/2029(b)	447,000	461,020
5.15%, 03/17/2030(b)	2,088,000	2,045,526
6.50%, 03/26/2031(b)	527,000	547,956
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(b)	212,798	177,486
Nuveen LLC
5.55%, 01/15/2030(b)	371,000	380,189
5.85%, 04/15/2034(b)	582,000	597,606
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	1,730,000	1,724,663
Pacific Beacon LLC
5.38%, 07/15/2026(b)	29,993	30,133
5.51%, 07/15/2036(b)	500,000	480,586
Pershing Square Holdings Ltd., 3.25%, 10/01/2031(b)	2,300,000	1,944,998
		43,417,568
Diversified Metals & Mining-0.36%
BHP Billiton Finance (USA) Ltd. (Australia)
5.10%, 09/08/2028	251,000	254,985
5.25%, 09/08/2030	179,000	183,645
5.25%, 09/08/2033(c)	324,000	329,578
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)(c)	674,000	652,791
Glencore Funding LLC (Australia)
5.92% (SOFR + 1.06%), 04/04/2027(b)(f)	552,000	556,121
5.37%, 04/04/2029(b)	535,000	543,005
5.63%, 04/04/2034(b)	356,000	361,791
5.89%, 04/04/2054(b)	331,000	334,945
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)(c)	3,000,000	3,024,474
		6,241,335
Diversified REITs-0.04%
Atlantic Marine Corps Communities LLC, 5.34%, 12/01/2050(b)	90,142	82,228
Fort Moore Family Communities LLC, 5.81%, 01/15/2051(b)	200,000	173,339
	Principal Amount	Value
Diversified REITs-(continued)
VICI Properties L.P.
5.75%, 04/01/2034(c)	$235,000	$238,901
6.13%, 04/01/2054	168,000	169,198
		663,666
Diversified Support Services-0.05%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)(c)	346,000	361,969
Ritchie Bros. Holdings, Inc. (Canada)
6.75%, 03/15/2028(b)	197,000	202,254
7.75%, 03/15/2031(b)(c)	366,000	386,072
		950,295
Drug Retail-0.05%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	961,000	946,696
Electric Utilities-3.06%
Alabama Power Co., 5.85%, 11/15/2033	161,000	170,401
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	556,000	589,165
American Electric Power Co., Inc.
5.75%, 11/01/2027	36,000	37,082
5.20%, 01/15/2029(c)	314,000	318,089
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (Spain), 6.38%, 02/15/2032(b)	1,175,000	1,167,614
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/2028	103,000	104,990
5.05%, 03/01/2035	2,311,000	2,306,972
Series AJ, 4.85%, 10/01/2052	56,000	51,261
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	4,635,000	4,614,143
Consolidated Edison Co. of New York, Inc.
5.50%, 03/15/2034	134,000	139,027
5.90%, 11/15/2053	178,000	188,090
Constellation Energy Generation LLC
6.13%, 01/15/2034	137,000	146,279
6.50%, 10/01/2053	68,000	74,893
5.75%, 03/15/2054(c)	453,000	456,889
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	88,000	98,758
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	61,000	60,037
Duke Energy Corp.
4.85%, 01/05/2029(c)	503,000	503,691
5.00%, 08/15/2052	49,000	44,273
6.45%, 09/01/2054(c)(d)	269,000	274,077
Duke Energy Indiana LLC, 5.40%, 04/01/2053	83,000	81,822
Edison International, 7.88%, 06/15/2054(d)	1,514,000	1,587,352
Electricite de France S.A. (France)
5.70%, 05/23/2028(b)	336,000	344,672
9.13%(b)(d)(e)	685,000	777,567
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value
Electric Utilities-(continued)
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	$872,000	$889,297
Entergy Corp., 7.13%, 12/01/2054(c)(d)	537,000	550,360
Entergy Louisiana LLC, 5.15%, 09/15/2034	757,000	754,306
Entergy Texas, Inc., 5.55%, 09/15/2054	648,000	645,231
Evergy Metro, Inc., 4.95%, 04/15/2033	55,000	54,481
Eversource Energy
5.00%, 01/01/2027	388,000	390,420
5.50%, 01/01/2034(c)	228,000	229,721
Exelon Corp.
5.15%, 03/15/2029	271,000	274,832
5.45%, 03/15/2034	446,000	454,033
5.60%, 03/15/2053	584,000	580,319
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	28,000	28,246
FirstEnergy Transmission LLC
4.55%, 01/15/2030(b)	1,444,000	1,418,312
5.00%, 01/15/2035(b)(c)	806,000	790,619
Florida Power & Light Co., 4.80%, 05/15/2033	51,000	50,396
Georgia Power Co., 4.95%, 05/17/2033	59,000	58,869
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	3,454,000	3,438,057
MidAmerican Energy Co.
5.35%, 01/15/2034	57,000	58,534
5.85%, 09/15/2054	105,000	111,337
5.30%, 02/01/2055	501,000	494,494
National Rural Utilities Cooperative Finance Corp.
4.85%, 02/07/2029	1,169,000	1,177,473
5.00%, 02/07/2031	390,000	395,297
5.80%, 01/15/2033	27,000	28,407
5.00%, 08/15/2034(c)	2,883,000	2,854,428
7.13%, 09/15/2053(d)	1,445,000	1,505,629
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	81,000	81,272
4.90%, 03/15/2029(c)	647,000	650,131
5.25%, 03/15/2034	643,000	646,107
5.55%, 03/15/2054	653,000	649,520
6.75%, 06/15/2054(c)(d)	465,000	488,080
Niagara Mohawk Power Corp., 5.29%, 01/17/2034(b)	280,000	278,617
Ohio Power Co., 5.65%, 06/01/2034	610,000	623,841
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	2,183,000	2,201,737
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	321,000	336,218
Pacific Gas and Electric Co., 5.90%, 10/01/2054(c)	1,439,000	1,439,966
PacifiCorp
5.10%, 02/15/2029	293,000	296,703
5.30%, 02/15/2031(c)	397,000	402,973
5.45%, 02/15/2034(c)	365,000	367,667
5.80%, 01/15/2055(c)	324,000	324,409
	Principal Amount	Value
Electric Utilities-(continued)
PPL Capital Funding, Inc., 5.25%, 09/01/2034	$476,000	$472,569
Public Service Co. of Colorado, 5.25%, 04/01/2053	61,000	58,338
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	88,000	90,827
San Diego Gas & Electric Co.
5.35%, 04/01/2053	140,000	136,955
5.55%, 04/15/2054	877,000	886,081
Sierra Pacific Power Co., 5.90%, 03/15/2054	71,000	74,078
Southern Co. (The)
5.70%, 10/15/2032	30,000	31,392
4.85%, 03/15/2035	2,181,000	2,122,735
Series B, 4.00%, 01/15/2051(d)	987,000	967,902
Southwestern Electric Power Co., 5.30%, 04/01/2033	53,000	53,217
Union Electric Co.
5.20%, 04/01/2034	774,000	783,105
5.13%, 03/15/2055	943,000	896,892
Virginia Electric and Power Co.
5.00%, 04/01/2033	61,000	60,609
5.35%, 01/15/2054	187,000	183,301
Vistra Operations Co. LLC
5.63%, 02/15/2027(b)	3,000,000	2,994,134
7.75%, 10/15/2031(b)	847,000	895,434
6.88%, 04/15/2032(b)	1,368,000	1,415,612
6.95%, 10/15/2033(b)	159,000	173,641
6.00%, 04/15/2034(b)	388,000	400,685
		52,854,990
Electrical Components & Equipment-0.29%
EnerSys, 4.38%, 12/15/2027(b)	5,000,000	4,815,070
Regal Rexnord Corp.
6.30%, 02/15/2030	43,000	44,547
6.40%, 04/15/2033	151,000	157,846
		5,017,463
Electronic Components-0.13%
Amphenol Corp.
5.00%, 01/15/2035	1,501,000	1,491,787
5.38%, 11/15/2054	787,000	780,283
		2,272,070
Electronic Manufacturing Services-0.04%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	644,000	655,768
Environmental & Facilities Services-0.35%
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	816,000	841,188
Republic Services, Inc.
4.88%, 04/01/2029	343,000	345,177
5.00%, 12/15/2033	237,000	236,712
5.00%, 04/01/2034	36,000	35,887
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value
Environmental & Facilities Services-(continued)
Veralto Corp.
5.50%, 09/18/2026	$567,000	$574,670
5.35%, 09/18/2028	234,000	238,457
5.45%, 09/18/2033	178,000	180,774
Waste Management, Inc., 5.35%, 10/15/2054	3,609,000	3,617,559
		6,070,424
Financial Exchanges & Data-0.02%
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	29,000	27,419
5.20%, 06/15/2062	74,000	71,939
Nasdaq, Inc.
5.35%, 06/28/2028	38,000	38,811
5.55%, 02/15/2034	78,000	79,753
5.95%, 08/15/2053	30,000	31,239
6.10%, 06/28/2063	75,000	78,714
		327,875
Food Retail-0.95%
Kroger Co. (The)
4.70%, 08/15/2026	1,877,000	1,883,568
4.60%, 08/15/2027(c)	876,000	878,199
4.65%, 09/15/2029(c)	3,251,000	3,251,616
4.90%, 09/15/2031	2,680,000	2,674,879
5.00%, 09/15/2034	2,177,000	2,142,146
5.50%, 09/15/2054	2,405,000	2,337,332
5.65%, 09/15/2064	3,390,000	3,297,074
		16,464,814
Gas Utilities-0.07%
Atmos Energy Corp.
5.90%, 11/15/2033	100,000	106,481
6.20%, 11/15/2053	75,000	83,245
5.00%, 12/15/2054	858,000	800,343
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	109,000	111,229
Southwest Gas Corp., 5.45%, 03/23/2028	37,000	37,563
		1,138,861
Health Care Distributors-0.11%
Cardinal Health, Inc., 5.45%, 02/15/2034(c)	276,000	280,904
Cencora, Inc., 5.13%, 02/15/2034	245,000	243,482
McKesson Corp., 4.25%, 09/15/2029	1,370,000	1,342,587
		1,866,973
Health Care Equipment-0.33%
Smith & Nephew PLC (United Kingdom)
5.15%, 03/20/2027	276,000	277,627
5.40%, 03/20/2034	949,000	953,959
Stryker Corp.
4.25%, 09/11/2029	1,523,000	1,492,713
4.63%, 09/11/2034(c)	3,153,000	3,051,266
		5,775,565
	Principal Amount	Value
Health Care Facilities-0.27%
Adventist Health System, 5.76%, 12/01/2034(c)	$344,000	$347,688
HCA, Inc.
5.45%, 09/15/2034	781,000	775,749
5.90%, 06/01/2053	134,000	132,584
Universal Health Services, Inc.
4.63%, 10/15/2029	1,193,000	1,159,305
5.05%, 10/15/2034	2,121,000	2,013,166
UPMC
5.04%, 05/15/2033	190,000	188,897
5.38%, 05/15/2043	97,000	96,736
		4,714,125
Health Care REITs-0.04%
Alexandria Real Estate Equities, Inc.
5.25%, 05/15/2036	144,000	141,913
5.63%, 05/15/2054	643,000	636,196
		778,109
Health Care Services-0.63%
CommonSpirit Health
5.32%, 12/01/2034(c)	1,088,000	1,093,201
5.55%, 12/01/2054	701,000	701,866
CVS Health Corp.
5.00%, 01/30/2029	119,000	118,656
5.25%, 01/30/2031	27,000	26,836
5.30%, 06/01/2033	136,000	133,409
6.00%, 06/01/2063	49,000	47,395
DaVita, Inc., 6.88%, 09/01/2032(b)(c)	1,748,000	1,758,691
Icon Investments Six DAC
5.81%, 05/08/2027(c)	1,032,000	1,052,786
5.85%, 05/08/2029	1,122,000	1,153,669
6.00%, 05/08/2034(c)	1,041,000	1,066,851
Laboratory Corp. of America Holdings
4.35%, 04/01/2030	2,772,000	2,689,323
4.80%, 10/01/2034	509,000	490,561
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	455,000	293,392
Quest Diagnostics, Inc., 6.40%, 11/30/2033	168,000	182,263
		10,808,899
Health Care Supplies-0.22%
Solventum Corp.
5.45%, 02/25/2027(b)	613,000	621,177
5.40%, 03/01/2029(b)	1,168,000	1,183,389
5.60%, 03/23/2034(b)	830,000	836,755
5.90%, 04/30/2054(b)(c)	1,167,000	1,169,934
		3,811,255
Highways & Railtracks-0.02%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	345,239	319,994
Home Improvement Retail-0.16%
Americold Realty Operating Partnership L.P., 5.41%, 09/12/2034(c)	2,353,000	2,296,037
Home Depot, Inc. (The), 4.90%, 04/15/2029	382,000	387,433
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value
Home Improvement Retail-(continued)
Lowe’s Cos., Inc.
5.75%, 07/01/2053	$29,000	$29,318
5.80%, 09/15/2062	6,000	6,016
5.85%, 04/01/2063	3,000	3,034
		2,721,838
Homebuilding-0.06%
D.R. Horton, Inc., 5.00%, 10/15/2034	1,055,000	1,033,510
Hotel & Resort REITs-0.07%
Phillips Edison Grocery Center Operating Partnership I L.P.
5.75%, 07/15/2034	263,000	266,967
4.95%, 01/15/2035	1,042,000	997,277
		1,264,244
Hotels, Resorts & Cruise Lines-0.48%
Carnival Corp.
7.88%, 06/01/2027	1,827,000	1,935,478
7.00%, 08/15/2029(b)	246,000	257,466
Choice Hotels International, Inc., 5.85%, 08/01/2034	526,000	529,276
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/2029(b)	413,000	419,393
6.13%, 04/01/2032(b)(c)	578,000	584,284
Marriott International, Inc.
4.88%, 05/15/2029	142,000	142,190
4.80%, 03/15/2030	1,478,000	1,468,659
5.30%, 05/15/2034(c)	240,000	240,000
5.35%, 03/15/2035	1,161,000	1,155,626
Royal Caribbean Cruises Ltd.
6.25%, 03/15/2032(b)(c)	350,000	357,051
6.00%, 02/01/2033(b)	1,193,000	1,201,071
		8,290,494
Housewares & Specialties-0.04%
Newell Brands, Inc.
6.38%, 05/15/2030	554,000	557,917
6.63%, 05/15/2032	129,000	129,695
		687,612
Independent Power Producers & Energy Traders-0.19%
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	1,110,000	1,114,717
Vistra Corp.
7.00%(b)(d)(e)	619,000	626,219
Series C, 8.88%(b)(d)(e)	1,442,000	1,542,767
		3,283,703
Industrial Conglomerates-0.16%
Honeywell International, Inc.
4.88%, 09/01/2029(c)	597,000	605,016
4.95%, 09/01/2031	719,000	731,503
5.00%, 03/01/2035(c)	597,000	600,029
5.35%, 03/01/2064	899,000	900,524
		2,837,072
	Principal Amount	Value
Industrial Machinery & Supplies & Components-0.05%
Ingersoll Rand, Inc.
5.20%, 06/15/2027	$593,000	$600,889
5.40%, 08/14/2028	34,000	34,780
Nordson Corp.
5.60%, 09/15/2028	57,000	58,661
5.80%, 09/15/2033	94,000	98,458
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	137,000	139,894
		932,682
Industrial REITs-0.01%
LXP Industrial Trust, 6.75%, 11/15/2028	106,000	111,297
Insurance Brokers-0.05%
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	142,000	161,658
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	256,000	258,031
Marsh & McLennan Cos., Inc.
5.40%, 09/15/2033	167,000	172,435
5.45%, 03/15/2053	41,000	40,795
5.70%, 09/15/2053	150,000	154,645
		787,564
Integrated Oil & Gas-1.00%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	35,000	34,294
Ecopetrol S.A. (Colombia)
7.75%, 02/01/2032	3,085,000	3,009,759
8.88%, 01/13/2033	1,780,000	1,829,865
8.38%, 01/19/2036	1,042,000	1,019,095
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	944,000	949,664
Occidental Petroleum Corp.
5.00%, 08/01/2027	623,000	622,675
5.20%, 08/01/2029	717,000	715,755
5.38%, 01/01/2032	969,000	957,424
5.55%, 10/01/2034(c)	3,054,000	3,008,529
6.45%, 09/15/2036	289,000	299,094
4.63%, 06/15/2045	98,000	77,899
6.05%, 10/01/2054	388,000	376,321
Saudi Arabian Oil Co. (Saudi Arabia)
5.25%, 07/17/2034(b)	1,025,000	1,026,988
5.75%, 07/17/2054(b)	1,405,000	1,358,173
5.88%, 07/17/2064(b)	1,995,000	1,921,624
		17,207,159
Integrated Telecommunication Services-0.22%
AT&T, Inc.
5.40%, 02/15/2034	160,000	162,523
3.55%, 09/15/2055	4,000	2,779
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	1,870,000	1,804,711
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)	554,000	590,595
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value
Integrated Telecommunication Services-(continued)
Verizon Communications, Inc., 3.88%, 02/08/2029	$4,000	$3,872
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)(c)	1,152,000	1,219,680
		3,784,160
Interactive Media & Services-0.67%
Meta Platforms, Inc.
4.30%, 08/15/2029(c)	1,976,000	1,961,584
4.55%, 08/15/2031	1,241,000	1,232,088
4.75%, 08/15/2034(c)	3,064,000	3,031,893
5.40%, 08/15/2054	3,425,000	3,443,182
5.75%, 05/15/2063	137,000	143,112
5.55%, 08/15/2064	1,683,000	1,707,298
		11,519,157
Investment Banking & Brokerage-1.94%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	265,000	275,036
Charles Schwab Corp. (The), Series K, 5.00%(d)(e)	53,000	51,765
Goldman Sachs Group, Inc. (The)
5.73% (SOFR + 0.79%), 12/09/2026(f)	32,000	32,070
5.73%, 04/25/2030(d)	627,000	644,810
5.05%, 07/23/2030(c)(d)	1,246,000	1,249,200
4.69%, 10/23/2030(d)	1,861,000	1,837,214
5.85%, 04/25/2035(d)	729,000	755,621
5.33%, 07/23/2035(d)	3,487,000	3,484,387
5.02%, 10/23/2035(c)(d)	3,201,000	3,126,684
Series V, 4.13%(c)(d)(e)	513,000	491,867
Series W, 7.50%(c)(d)(e)	3,308,000	3,544,969
Series X, 7.50%(d)(e)	3,326,000	3,495,787
Series Y, 6.13%(c)(d)(e)	4,481,000	4,455,708
Morgan Stanley
5.12%, 02/01/2029(d)	33,000	33,272
5.16%, 04/20/2029(d)	251,000	253,196
5.45%, 07/20/2029(d)	61,000	62,193
6.41%, 11/01/2029(d)	185,000	194,858
5.17%, 01/16/2030(d)	176,000	177,561
5.04%, 07/19/2030(c)(d)	3,364,000	3,375,488
4.65%, 10/18/2030(d)	2,755,000	2,717,849
5.25%, 04/21/2034(d)	280,000	280,511
5.42%, 07/21/2034(d)	122,000	123,300
5.47%, 01/18/2035(d)	181,000	183,427
5.83%, 04/19/2035(d)	623,000	647,753
5.32%, 07/19/2035(c)(d)	1,385,000	1,390,742
5.95%, 01/19/2038(d)	30,000	30,567
5.94%, 02/07/2039(d)	484,000	491,250
		33,407,085
Leisure Products-0.02%
Brunswick Corp.
5.85%, 03/18/2029(c)	305,000	310,642
5.10%, 04/01/2052	77,000	62,123
		372,765
	Principal Amount	Value
Life & Health Insurance-1.29%
AIA Group Ltd. (Hong Kong)
5.38%, 04/05/2034(b)(c)	$1,045,000	$1,057,171
4.95%, 03/30/2035(b)	2,160,000	2,114,012
5.40%, 09/30/2054(b)(c)	1,241,000	1,199,247
Athene Global Funding, 5.58%, 01/09/2029(b)	1,047,000	1,062,749
Athene Holding Ltd., 6.25%, 04/01/2054	409,000	420,480
Corebridge Global Funding
5.90%, 09/19/2028(b)	156,000	161,193
5.20%, 01/12/2029(b)	1,127,000	1,136,988
5.20%, 06/24/2029(b)	1,084,000	1,092,222
Delaware Life Global Funding
Series 21-1, 2.66%, 06/29/2026(b)	4,125,000	3,968,125
Series 22-1, 3.31%, 03/10/2025(b)	2,375,000	2,346,484
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	84,000	87,368
GA Global Funding Trust, 5.50%, 01/08/2029(b)	658,000	668,535
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(i)	3,179,000	2,888,439
MetLife, Inc.
9.25%, 04/08/2038(b)	350,000	415,317
5.25%, 01/15/2054	109,000	107,012
Series G, 3.85%(d)(e)	7,000	6,868
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(d)	1,405,000	1,441,627
Pacific Life Global Funding II, 5.66% (SOFR + 0.80%), 03/30/2025(b)(f)	251,000	251,537
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	6,000	3,947
Pricoa Global Funding I, 4.65%, 08/27/2031(b)(c)	810,000	797,574
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(d)(e)	980,000	995,714
		22,222,609
Managed Health Care-0.11%
Humana, Inc., 5.75%, 12/01/2028	116,000	119,066
UnitedHealth Group, Inc.
5.25%, 02/15/2028	52,000	53,188
5.30%, 02/15/2030	91,000	93,464
5.35%, 02/15/2033	78,000	80,136
5.05%, 04/15/2053	53,000	49,965
5.63%, 07/15/2054	494,000	502,857
5.20%, 04/15/2063	49,000	46,060
5.75%, 07/15/2064	883,000	900,637
		1,845,373
Marine Transportation-0.14%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	122,000	127,169
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	2,125,000	2,226,620
		2,353,789
Movies & Entertainment-0.02%
Netflix, Inc., 5.40%, 08/15/2054	196,000	197,280
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value
Movies & Entertainment-(continued)
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	$60,000	$47,908
5.14%, 03/15/2052	43,000	32,409
5.39%, 03/15/2062	66,000	49,403
		327,000
Multi-Family Residential REITs-0.26%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	260,000	263,751
Essex Portfolio L.P., 5.50%, 04/01/2034	311,000	314,204
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035(c)	2,278,000	2,179,544
Mid-America Apartments L.P., 5.30%, 02/15/2032	1,171,000	1,187,287
UDR, Inc., 5.13%, 09/01/2034	467,000	457,128
		4,401,914
Multi-line Insurance-0.28%
Allianz SE (Germany), 3.50%(b)(c)(d)(e)	4,400,000	4,238,263
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	662,000	665,399
		4,903,662
Multi-Utilities-0.98%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	341,000	343,065
Ameren Illinois Co., 4.95%, 06/01/2033	72,000	71,960
Black Hills Corp., 6.15%, 05/15/2034	308,000	323,270
CenterPoint Energy, Inc., 6.70%, 05/15/2055(d)	5,121,000	5,122,229
Dominion Energy, Inc.
5.38%, 11/15/2032	91,000	92,591
Series A, 6.88%, 02/01/2055(d)	476,000	498,365
Series B, 7.00%, 06/01/2054(c)(d)	628,000	669,763
DTE Energy Co.
4.95%, 07/01/2027	1,399,000	1,407,027
5.85%, 06/01/2034	273,000	283,929
ENGIE S.A. (France)
5.25%, 04/10/2029(b)	1,179,000	1,197,233
5.63%, 04/10/2034(b)	878,000	896,504
5.88%, 04/10/2054(b)	1,115,000	1,134,249
NiSource, Inc.
5.25%, 03/30/2028	25,000	25,371
5.35%, 04/01/2034	463,000	464,680
6.95%, 11/30/2054(d)	887,000	911,144
6.38%, 03/31/2055(c)(d)	887,000	887,554
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028(c)	278,000	288,615
Sempra
6.40%, 10/01/2054(c)(d)	1,584,000	1,582,383
6.88%, 10/01/2054(d)	666,000	679,440
WEC Energy Group, Inc., 5.15%, 10/01/2027	47,000	47,737
		16,927,109
	Principal Amount	Value
Office REITs-0.32%
Boston Properties L.P., 5.75%, 01/15/2035(c)	$2,919,000	$2,892,233
Brandywine Operating Partnership L.P.
8.30%, 03/15/2028(c)	351,000	369,113
8.88%, 04/12/2029(c)	1,037,000	1,124,739
Cousins Properties L.P., 5.88%, 10/01/2034	1,191,000	1,202,197
		5,588,282
Oil & Gas Drilling-0.01%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	98,000	103,693
Oil & Gas Equipment & Services-0.01%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	140,000	139,449
Oil & Gas Exploration & Production-0.93%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	1,154,000	1,162,791
Aker BP ASA (Norway), 5.80%, 10/01/2054(b)	1,933,000	1,812,028
Apache Corp., 7.75%, 12/15/2029	77,000	84,532
ConocoPhillips Co.
5.55%, 03/15/2054	155,000	154,835
5.70%, 09/15/2063	141,000	142,431
Diamondback Energy, Inc.
5.20%, 04/18/2027(c)	519,000	524,403
5.15%, 01/30/2030(c)	791,000	795,985
5.40%, 04/18/2034(c)	668,000	667,144
5.75%, 04/18/2054(c)	653,000	634,745
5.90%, 04/18/2064	291,000	282,119
Expand Energy Corp., 5.38%, 03/15/2030	411,000	404,467
Hilcorp Energy I L.P., 7.25%, 02/15/2035(b)	3,319,000	3,258,264
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.88%, 05/15/2034(b)	904,000	865,980
Ithaca Energy (North Sea) PLC (United Kingdom), 8.13%, 10/15/2029(b)(c)	1,658,000	1,662,563
Murphy Oil Corp., 6.00%, 10/01/2032	1,065,000	1,025,801
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029(b)(c)	823,000	777,683
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	575,000	592,145
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	1,278,000	1,121,368
		15,969,284
Oil & Gas Refining & Marketing-0.25%
CVR Energy, Inc., 8.50%, 01/15/2029(b)	1,963,000	1,905,257
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	929,000	938,492
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value
Oil & Gas Refining & Marketing-(continued)
Phillips 66 Co., 5.30%, 06/30/2033	$106,000	$106,221
Raizen Fuels Finance S.A. (Brazil), 5.70%, 01/17/2035(b)	1,485,000	1,423,447
		4,373,417
Oil & Gas Storage & Transportation-2.99%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	1,125,000	1,138,475
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	105,000	108,064
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/2026(b)	57,000	57,944
5.10%, 10/01/2031(b)	975,000	953,618
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	2,990,000	2,887,782
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	1,713,000	1,675,579
Enbridge, Inc. (Canada)
5.70%, 03/08/2033	95,000	97,456
7.38%, 01/15/2083(d)	60,000	61,326
7.63%, 01/15/2083(d)	76,000	80,747
Energy Transfer L.P.
6.05%, 12/01/2026	143,000	146,553
5.50%, 06/01/2027	25,000	25,386
6.10%, 12/01/2028	87,000	90,785
6.40%, 12/01/2030	68,000	72,148
6.55%, 12/01/2033	128,000	137,375
5.55%, 05/15/2034(c)	474,000	476,323
5.80%, 06/15/2038	2,000	2,006
6.00%, 06/15/2048	2,000	1,975
5.95%, 05/15/2054	357,000	351,940
8.00%, 05/15/2054(c)(d)	940,000	996,729
6.05%, 09/01/2054(c)	3,448,000	3,454,895
7.13%, 10/01/2054(c)(d)	3,561,000	3,601,392
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia)
5.85%, 02/23/2036(b)(c)	4,380,000	4,391,585
6.13%, 02/23/2038(b)	383,000	392,719
6.51%, 02/23/2042(b)	970,000	1,007,767
6.10%, 08/23/2042(b)	2,330,000	2,333,987
Kinder Morgan, Inc.
7.80%, 08/01/2031	24,000	27,432
4.80%, 02/01/2033	37,000	35,643
5.20%, 06/01/2033	101,000	99,444
MPLX L.P., 4.95%, 03/14/2052	37,000	31,898
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	1,109,000	1,118,390
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	749,000	769,288
ONEOK, Inc.
4.25%, 09/24/2027(c)	1,843,000	1,819,834
5.65%, 11/01/2028	60,000	61,642
4.40%, 10/15/2029(c)	1,774,000	1,728,767
5.80%, 11/01/2030	94,000	97,599
6.05%, 09/01/2033	199,000	207,213
6.63%, 09/01/2053	219,000	236,158
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
7.50%, 03/01/2055(b)(d)	$946,000	$983,096
7.63%, 03/01/2055(b)(c)(d)	1,650,000	1,700,378
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 09/01/2027(b)	1,657,000	1,650,264
5.03%, 10/01/2029(b)	2,135,000	2,101,356
5.58%, 10/01/2034(b)(c)	1,870,000	1,848,571
6.18%, 10/01/2054(b)	993,000	983,565
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	139,000	145,027
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	1,646,000	1,652,515
Targa Resources Corp.
5.50%, 02/15/2035	441,000	440,198
6.25%, 07/01/2052	28,000	28,977
Venture Global LNG, Inc.
9.50%, 02/01/2029(b)	1,100,000	1,216,523
7.00%, 01/15/2030(b)(c)	596,000	600,090
9.88%, 02/01/2032(b)	729,000	796,179
Western Midstream Operating L.P.
6.15%, 04/01/2033	134,000	138,608
5.45%, 11/15/2034	2,872,000	2,802,943
Williams Cos., Inc. (The)
5.30%, 08/15/2028	319,000	324,069
4.80%, 11/15/2029(c)	1,657,000	1,648,103
5.65%, 03/15/2033	99,000	101,474
5.15%, 03/15/2034	536,000	528,004
5.80%, 11/15/2054	1,064,000	1,069,104
		51,536,908
Other Specialty Retail-0.00%
Tractor Supply Co., 5.25%, 05/15/2033	39,000	39,184
Packaged Foods & Meats-0.37%
Campbell Soup Co.
5.30%, 03/20/2026	179,000	180,463
5.20%, 03/21/2029(c)	282,000	286,028
5.40%, 03/21/2034	373,000	377,425
5.25%, 10/13/2054	1,032,000	982,613
General Mills, Inc., 5.50%, 10/17/2028	194,000	199,340
J.M. Smucker Co. (The), 6.20%, 11/15/2033	100,000	106,838
McCormick & Co., Inc., 4.70%, 10/15/2034	2,333,000	2,243,559
Minerva (Luxembourg) S.A. (Brazil), 8.88%, 09/13/2033(b)(c)	1,011,000	1,062,221
Post Holdings, Inc., 6.25%, 10/15/2034(b)	912,000	904,204
		6,342,691
Paper & Plastic Packaging Products & Materials-0.43%
Berry Global, Inc., 4.88%, 07/15/2026(b)	9,000	8,945
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)(c)	2,503,000	2,528,471
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value
Paper & Plastic Packaging Products & Materials-(continued)
Sealed Air Corp., 7.25%, 02/15/2031(b)(c)	$1,570,000	$1,631,982
Smurfit Kappa Treasury Unlimited Co. (Ireland)
5.20%, 01/15/2030(b)(c)	1,101,000	1,112,382
5.44%, 04/03/2034(b)	959,000	965,877
5.78%, 04/03/2054(b)(c)	1,088,000	1,100,922
		7,348,579
Paper Products-0.15%
Magnera Corp., 7.25%, 11/15/2031(b)(c)	2,577,000	2,557,118
Passenger Airlines-0.46%
American Airlines Pass-Through Trust
Series 2021-1, Class A, 2.88%, 07/11/2034	74,099	64,568
Series 2021-1, Class B, 3.95%, 07/11/2030	574,820	534,008
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	2,500,000	2,494,312
AS Mileage Plan IP Ltd.
5.02%, 10/20/2029(b)	1,162,000	1,129,104
5.31%, 10/20/2031(b)	1,332,000	1,286,083
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	253,968	225,294
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(b)	26,354	26,231
4.75%, 10/20/2028(b)	41,359	40,914
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	13,648	13,968
Series 24-A, 5.88%, 02/15/2037	1,064,000	1,104,782
Series AA, 5.45%, 02/15/2037	987,000	1,005,124
		7,924,388
Passenger Ground Transportation-0.65%
Uber Technologies, Inc.
6.25%, 01/15/2028(b)(c)	2,365,000	2,390,107
4.30%, 01/15/2030(c)	4,302,000	4,185,862
4.80%, 09/15/2034(c)	2,691,000	2,610,737
5.35%, 09/15/2054(c)	2,045,000	1,951,793
		11,138,499
Personal Care Products-0.19%
Coty, Inc., 5.00%, 04/15/2026(b)	2,720,000	2,708,286
Kenvue, Inc.
5.05%, 03/22/2028	61,000	62,098
5.00%, 03/22/2030(c)	269,000	273,425
4.90%, 03/22/2033	160,000	160,094
5.20%, 03/22/2063	61,000	59,384
		3,263,287
Pharmaceuticals-0.99%
AstraZeneca Finance LLC (United Kingdom)
4.85%, 02/26/2029(c)	722,000	729,167
4.90%, 02/26/2031(c)	1,645,000	1,662,489
	Principal Amount	Value
Pharmaceuticals-(continued)
Bristol-Myers Squibb Co.
4.90%, 02/22/2029(c)	$260,000	$263,429
5.75%, 02/01/2031	179,000	188,191
5.90%, 11/15/2033	143,000	152,972
6.25%, 11/15/2053	151,000	166,902
6.40%, 11/15/2063	234,000	261,675
Eli Lilly and Co.
4.50%, 02/09/2027	633,000	634,965
4.70%, 02/09/2034	94,000	92,723
5.00%, 02/09/2054	568,000	547,856
5.05%, 08/14/2054	1,762,000	1,711,603
5.10%, 02/09/2064	711,000	682,719
5.20%, 08/14/2064	493,000	482,457
Merck & Co., Inc.
4.30%, 05/17/2030	281,000	277,252
4.90%, 05/17/2044	220,000	210,512
5.00%, 05/17/2053	57,000	54,315
5.15%, 05/17/2063	38,000	36,636
Novartis Capital Corp. (Switzerland)
3.80%, 09/18/2029	1,983,000	1,923,830
4.00%, 09/18/2031	1,502,000	1,444,790
4.20%, 09/18/2034(c)	3,455,000	3,277,529
4.70%, 09/18/2054(c)	2,411,000	2,233,635
		17,035,647
Property & Casualty Insurance-0.13%
Fairfax Financial Holdings Ltd. (Canada)
6.35%, 03/22/2054	441,000	459,238
6.10%, 03/15/2055(b)(c)	1,723,000	1,740,870
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	54,000	55,082
		2,255,190
Rail Transportation-0.14%
CSX Corp.
6.15%, 05/01/2037	67,000	72,672
4.90%, 03/15/2055	1,069,000	993,376
Norfolk Southern Corp.
5.05%, 08/01/2030	127,000	128,824
5.55%, 03/15/2034	138,000	143,011
5.95%, 03/15/2064	178,000	188,387
TTX Co., 5.05%, 11/15/2034(b)	847,000	850,016
Union Pacific Corp., 5.15%, 01/20/2063	95,000	90,507
		2,466,793
Real Estate Development-0.15%
Piedmont Operating Partnership L.P.
9.25%, 07/20/2028	1,288,000	1,417,378
6.88%, 07/15/2029	1,073,000	1,107,373
		2,524,751
Regional Banks-0.18%
Citizens Financial Group, Inc., 5.64%, 05/21/2037(d)	42,000	40,867
M&T Bank Corp., 5.05%, 01/27/2034(d)	51,000	49,204
Regions Financial Corp., 5.72%, 06/06/2030(c)(d)	922,000	936,382
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value
Regional Banks-(continued)
Synovus Financial Corp., 6.17%, 11/01/2030(d)	$1,060,000	$1,060,188
Truist Financial Corp.
6.05%, 06/08/2027(d)	98,000	99,858
4.87%, 01/26/2029(d)	52,000	51,819
7.16%, 10/30/2029(d)	353,000	378,500
5.44%, 01/24/2030(d)	294,000	297,620
4.92%, 07/28/2033(d)	77,000	73,466
6.12%, 10/28/2033(d)	40,000	41,917
5.87%, 06/08/2034(d)	106,000	109,043
		3,138,864
Reinsurance-0.42%
Global Atlantic (Fin) Co.
4.70%, 10/15/2051(b)(d)	929,000	891,424
6.75%, 03/15/2054(b)	955,000	977,896
7.95%, 10/15/2054(b)(d)	923,000	960,006
RenaissanceRe Holdings Ltd. (Bermuda), 5.75%, 06/05/2033	2,915,000	2,960,518
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(b)(d)	1,400,000	1,405,103
		7,194,947
Renewable Electricity-0.03%
DTE Electric Co., 5.20%, 03/01/2034(c)	227,000	230,140
Idaho Power Co., 5.20%, 08/15/2034(c)	366,000	367,598
		597,738
Restaurants-0.46%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	770,000	769,017
McDonald’s Corp.
4.80%, 08/14/2028(c)	530,000	533,401
4.95%, 08/14/2033(c)	377,000	378,746
5.45%, 08/14/2053	214,000	211,784
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	5,577,000	6,001,566
		7,894,514
Retail REITs-0.45%
Agree L.P., 5.63%, 06/15/2034	374,000	380,125
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	317,000	323,976
Kimco Realty OP LLC, 4.85%, 03/01/2035(c)	1,385,000	1,333,379
Kite Realty Group L.P.
4.95%, 12/15/2031	792,000	777,507
5.50%, 03/01/2034	94,000	94,683
NNN REIT, Inc.
5.60%, 10/15/2033	72,000	73,484
5.50%, 06/15/2034(c)	427,000	432,327
Realty Income Corp.
2.20%, 06/15/2028	4,000	3,665
5.63%, 10/13/2032	35,000	36,316
5.38%, 09/01/2054	395,000	384,930
	Principal Amount	Value
Retail REITs-(continued)
Regency Centers L.P.
5.25%, 01/15/2034	$178,000	$179,270
5.10%, 01/15/2035	494,000	487,509
Simon Property Group L.P., 4.75%, 09/26/2034	3,456,000	3,317,948
		7,825,119
Self-Storage REITs-0.30%
Extra Space Storage L.P.
5.70%, 04/01/2028	37,000	37,934
5.40%, 02/01/2034	340,000	340,298
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	474,000	463,843
Prologis L.P.
4.88%, 06/15/2028	91,000	91,937
5.13%, 01/15/2034	89,000	89,199
5.00%, 03/15/2034(c)	762,000	755,744
5.00%, 01/31/2035	1,171,000	1,158,414
5.25%, 06/15/2053	195,000	189,571
5.25%, 03/15/2054	1,467,000	1,415,540
Public Storage Operating Co.
5.13%, 01/15/2029	27,000	27,590
5.10%, 08/01/2033	160,000	161,041
5.35%, 08/01/2053	401,000	395,447
		5,126,558
Semiconductors-0.65%
Broadcom, Inc.
5.05%, 07/12/2027	1,608,000	1,624,408
5.05%, 07/12/2029	1,072,000	1,081,519
5.15%, 11/15/2031	3,391,000	3,421,796
Foundry JV Holdco LLC
5.90%, 01/25/2030(b)	644,000	653,163
6.15%, 01/25/2032(b)	1,326,000	1,349,401
5.88%, 01/25/2034(b)	955,000	948,436
6.25%, 01/25/2035(b)	1,348,000	1,380,114
6.40%, 01/25/2038(b)	480,000	493,359
Micron Technology, Inc.
4.98%, 02/06/2026	2,000	2,007
5.30%, 01/15/2031	210,000	211,608
		11,165,811
Single-Family Residential REITs-0.08%
American Homes 4 Rent L.P.
2.38%, 07/15/2031	4,000	3,370
5.50%, 07/15/2034	1,321,000	1,330,664
		1,334,034
Soft Drinks & Non-alcoholic Beverages-0.10%
Coca-Cola Co. (The), 5.40%, 05/13/2064	1,717,000	1,733,231
Sovereign Debt-2.63%
Abu Dhabi Government International Bond (United Arab Emirates), 5.50%, 04/30/2054(b)	1,275,000	1,301,316
Brazilian Government International Bond (Brazil)
6.13%, 01/22/2032(c)	3,546,000	3,581,047
6.13%, 03/15/2034(c)	3,638,000	3,604,031
7.13%, 05/13/2054	310,000	310,057
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value
Sovereign Debt-(continued)
Colombia Government International Bond (Colombia)
7.50%, 02/02/2034	$650,000	$644,917
7.75%, 11/07/2036	4,940,000	4,859,870
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	528,000	558,756
Ghana International Government Bonds (Ghana), 7.75%, 04/07/2029(h)(i)	1,119,000	593,685
Guatemala Government Bond (Guatemala)
6.05%, 08/06/2031(b)	3,775,000	3,765,563
6.55%, 02/06/2037(b)	1,315,000	1,326,046
Mexico Government International Bond (Mexico)
6.35%, 02/09/2035	620,000	623,595
6.00%, 05/07/2036	2,470,000	2,402,484
6.34%, 05/04/2053	1,503,000	1,400,330
6.40%, 05/07/2054	2,486,000	2,336,110
Paraguay Government International Bond (Paraguay), 5.40%, 03/30/2050(b)	1,200,000	1,067,100
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	1,886,000	1,411,139
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	1,806,000	1,781,776
Philippine Government International Bond (Philippines), 5.18%, 09/05/2049	3,752,000	3,631,237
Romanian Government International Bond (Romania)
6.63%, 02/17/2028(b)	932,000	962,194
5.88%, 01/30/2029(b)	3,084,000	3,106,411
7.13%, 01/17/2033(b)	536,000	568,730
5.75%, 03/24/2035(b)	3,305,000	3,118,545
Saudi Government International Bond (Saudi Arabia), 4.75%, 01/16/2030(b)	253,000	251,965
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	2,215,000	2,224,691
		45,431,595
Specialized Finance-0.09%
Blackstone Private Credit Fund
4.95%, 09/26/2027(b)	997,000	979,062
6.25%, 01/25/2031(b)	192,000	194,396
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	423,000	450,284
		1,623,742
Specialty Chemicals-0.19%
Eastman Chemical Co., 5.00%, 08/01/2029(c)	1,327,000	1,331,642
	Principal Amount	Value
Specialty Chemicals-(continued)
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)(c)	$551,000	$575,559
Wayfair LLC, 7.25%, 10/31/2029(b)(c)	1,334,000	1,353,226
		3,260,427
Steel-0.48%
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027(c)	3,000,000	3,000,705
6.88%, 11/01/2029(b)(c)	1,873,000	1,882,109
7.38%, 05/01/2033(b)	1,098,000	1,107,124
POSCO (South Korea), 5.63%, 01/17/2026(b)	774,000	779,255
Vale Overseas Ltd. (Brazil), 6.40%, 06/28/2054(c)	1,450,000	1,458,046
		8,227,239
Systems Software-0.49%
Oracle Corp.
6.25%, 11/09/2032	53,000	56,883
4.90%, 02/06/2033	99,000	97,714
4.70%, 09/27/2034(c)	2,811,000	2,703,967
6.90%, 11/09/2052	65,000	74,810
5.38%, 09/27/2054	3,279,000	3,121,882
5.50%, 09/27/2064	2,471,000	2,319,764
		8,375,020
Technology Hardware, Storage & Peripherals-0.29%
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	2,098,000	2,036,692
5.60%, 10/15/2054(c)	3,001,000	2,890,388
Leidos, Inc., 5.75%, 03/15/2033	63,000	65,293
		4,992,373
Telecom Tower REITs-0.27%
SBA Communications Corp.
3.88%, 02/15/2027(c)	1,925,000	1,864,396
3.13%, 02/01/2029	3,000,000	2,732,151
		4,596,547
Tobacco-0.99%
B.A.T Capital Corp. (United Kingdom)
5.83%, 02/20/2031	666,000	687,346
6.00%, 02/20/2034	280,000	289,876
7.08%, 08/02/2043	90,000	98,425
7.08%, 08/02/2053	52,000	57,658
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
4.75%, 02/12/2027	$686,000	$688,718
4.38%, 11/01/2027	2,453,000	2,437,854
4.88%, 02/15/2028	237,000	238,282
5.25%, 09/07/2028	198,000	202,091
4.88%, 02/13/2029(c)	840,000	842,597
4.63%, 11/01/2029	3,179,000	3,152,651
5.13%, 02/13/2031	276,000	278,678
4.75%, 11/01/2031	2,482,000	2,444,865
5.75%, 11/17/2032	11,000	11,461
5.38%, 02/15/2033(c)	294,000	298,113
5.63%, 09/07/2033	199,000	205,275
5.25%, 02/13/2034(c)	910,000	912,706
4.90%, 11/01/2034	4,359,000	4,258,332
		17,104,928
Trading Companies & Distributors-0.48%
Air Lease Corp., Series D, 6.00%(d)(e)	710,000	701,097
Ferguson Enterprises, Inc., 5.00%, 10/03/2034(c)	1,284,000	1,246,686
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/2028(b)	3,000,000	2,944,069
7.00%, 05/01/2031(b)	764,000	786,411
Mitsubishi Corp. (Japan)
5.00%, 07/02/2029(b)	1,158,000	1,172,194
5.13%, 07/17/2034(b)	1,485,000	1,495,353
		8,345,810
Transaction & Payment Processing Services-0.08%
Fiserv, Inc.
5.38%, 08/21/2028(c)	271,000	276,589
5.63%, 08/21/2033	175,000	180,254
5.45%, 03/15/2034(c)	791,000	803,209
Mastercard, Inc., 4.85%, 03/09/2033	142,000	142,831
		1,402,883
Wireless Telecommunication Services-0.06%
T-Mobile USA, Inc.
5.65%, 01/15/2053	122,000	122,354
6.00%, 06/15/2054	68,000	71,483
Vodafone Group PLC (United Kingdom)
4.13%, 06/04/2081(d)	59,000	53,104
5.13%, 06/04/2081(d)	1,011,000	809,107
		1,056,048
Total U.S. Dollar Denominated Bonds & Notes (Cost $855,117,075)		854,423,292
U.S. Government Sponsored Agency Mortgage-Backed Securities-30.06%
Collateralized Mortgage Obligations-2.05%
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 5.25%, 11/25/2055(b)(j)	890,146	773,057
	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series 2015-K042, Class X1, IO, 0.99%, 12/25/2024(k)	$2,081,716	$21
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	241,695
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	956,420
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	970,304
Series 2018-K154, Class A3, 3.46%, 11/25/2032(j)	1,000,000	918,593
Series K-161, Class A2, 4.90%, 10/25/2033	10,000,000	10,132,773
Series K-162, Class A2, 5.15%, 12/25/2033	10,000,000	10,315,256
Series K-164, Class A2, 5.00%, 05/25/2034	10,000,000	10,215,320
Freddie Mac STRIPS, 0.00%, 09/15/2030(g)	350,000	269,073
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056	246,824	215,813
Series 2017-4, Class HT, 3.25%, 06/25/2057	368,731	329,583
		35,337,908
Federal Home Loan Mortgage Corp. (FHLMC)-1.25%
0.00%, 12/14/2029(g)	150,000	120,570
3.55%, 10/01/2033	454,666	418,982
3.00%, 10/01/2034	194,221	183,208
4.00%, 11/01/2048 to 07/01/2049	231,661	217,148
3.50%, 08/01/2049	1,533,679	1,392,214
6.00%, 06/01/2053 to 08/01/2053	12,667,279	12,864,295
5.50%, 07/01/2053	6,296,079	6,282,139
		21,478,556
Federal National Mortgage Association (FNMA)-0.86%
2.82%, 10/01/2029	473,457	438,625
2.90%, 11/01/2029	483,035	446,628
3.08%, 10/01/2032	750,000	675,918
3.31%, 01/01/2033	970,718	887,263
2.50%, 10/01/2034 to 12/01/2034	1,878,757	1,734,372
3.50%, 05/01/2047 to 06/01/2047	1,477,823	1,346,664
4.00%, 11/01/2047	68,531	64,475
3.00%, 09/01/2049 to 10/01/2049	2,732,234	2,399,223
5.50%, 09/01/2053	6,916,241	6,893,418
		14,886,586
Government National Mortgage Association (GNMA)-3.60%
4.00%, 07/20/2049	38,765	36,496
TBA, 2.00%, 11/01/2054(l)	4,826,634	3,936,641
TBA, 2.50%, 11/01/2054(l)	3,922,321	3,323,237
TBA, 4.50%, 11/01/2054(l)	15,045,006	14,361,722
TBA, 5.50%, 11/01/2054(l)	11,702,317	11,638,751
TBA, 6.00%, 11/01/2054(l)	28,542,000	28,753,946
		62,050,793
Uniform Mortgage-Backed Securities-22.30%
TBA, 1.50%, 11/01/2039(l)	8,760,000	7,587,438
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value
Uniform Mortgage-Backed Securities-(continued)
TBA, 2.00%, 11/01/2039(l)	$4,687,000	$4,175,336
TBA, 2.50%, 11/01/2054(l)	27,877,711	23,066,554
TBA, 3.00%, 11/01/2054(l)	38,398,138	33,061,606
TBA, 3.50%, 11/01/2054(l)	36,982,766	33,066,405
TBA, 4.00%, 11/01/2054(l)	53,852,117	49,758,695
TBA, 4.50%, 11/01/2054(l)	35,052,156	33,280,668
TBA, 5.00%, 11/01/2054(l)	84,500,715	82,116,691
TBA, 5.50%, 11/01/2054(l)	76,681,252	75,964,687
TBA, 6.00%, 11/01/2054(l)	42,188,214	42,463,746
		384,541,826
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $529,520,107)		518,295,669

Asset-Backed Securities-19.44%
AGL CLO 29 Ltd. (Jersey), Series 2024-29A, Class A1, 6.19% (3 mo. Term SOFR + 1.57%), 04/21/2037(b)(f)	6,019,000	6,059,851
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,460,000	4,172,930
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(j)	47,315	45,480
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(j)	179,601	166,820
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(j)	197,623	186,489
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(j)	977,430	832,759
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(m)	2,318,654	2,125,279
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)(m)	730,121	737,526
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)(m)	3,216,000	3,202,742
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)(m)	3,334,242	3,352,410
Series 2024-8, Class A1, 5.34%, 05/27/2069(b)(m)	8,703,848	8,680,022
Apidos CLO XII (Cayman Islands), Series 2013-12A, Class ARR, 5.74% (3 mo. Term SOFR + 1.08%), 04/15/2031(b)(f)	2,847,569	2,853,711
Apidos CLO XXV (Cayman Islands), Series 2016-25A, Class A1R2, 5.77% (3 mo. Term SOFR + 1.15%), 10/20/2031(b)(f)	2,671,497	2,675,673
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	718,000	722,926
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	2,738,000	2,786,574
	Principal Amount	Value

Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2021-1A, Class A, 5.95% (3 mo. Term SOFR + 1.32%), 04/18/2034(b)(f)	$3,000,000	$3,004,974
Series 2022-1A, Class A1, 5.95% (3 mo. Term SOFR + 1.32%), 04/18/2035(b)(f)	1,692,000	1,693,856
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	1,020,000	1,030,047
Bayview MSR Opportunity Master Fund Trust
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(j)	1,593,529	1,343,510
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(j)	1,593,529	1,290,314
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(j)	1,437,706	1,261,759
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(j)	1,746,499	1,472,479
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(j)	2,131,123	1,725,615
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 5.13% (1 mo. Term SOFR + 0.39%), 11/25/2036(f)	84,916	83,755
Benchmark Mortgage Trust
Series 2018-B3, Class C, 4.55%, 04/10/2051(j)	2,500,000	2,150,159
Series 2019-B15, Class B, 3.56%, 12/15/2072	2,000,000	1,651,240
BMO Mortgage Trust, Series 2024- 5C5, Class AS, 6.36%, 02/15/2057(j)	3,600,000	3,743,755
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(j)	233,468	224,501
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(b)(j)	766,696	734,887
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C, 6.02% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(f)	3,005,000	2,982,773
Series 2021-VOLT, Class D, 6.57% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(f)	8,799,000	8,735,925
Series 2024-VLT5, Class A, 5.41%, 11/13/2046(b)(j)	3,115,000	3,206,476
Series 2024-VLT5, Class B, 5.80%, 11/13/2046(b)(j)	1,995,000	2,060,665
BX Trust
Series 2021-LGCY, Class B, 5.77% (1 mo. Term SOFR + 0.97%), 10/15/2036(b)(f)	10,000,000	9,870,418
Series 2022-LBA6, Class A, 5.79% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(f)	2,085,000	2,078,447
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value

Series 2022-LBA6, Class B, 6.09% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(f)	$1,285,000	$1,278,020
Series 2022-LBA6, Class C, 6.39% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(f)	690,000	685,723
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-4A, Class A1RR, 5.84% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(f)	2,072,364	2,075,095
Series 2015-5A, Class A1R3, 5.72% (3 mo. Term SOFR + 1.10%), 01/20/2032(b)(f)	1,105,717	1,106,556
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-1A, Class A1, 6.06% (3 mo. Term SOFR + 1.40%), 04/15/2034(b)(f)	2,458,000	2,458,123
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92%, 10/16/2028	3,710,000	3,727,927
Chase Home Lending Mortgage Trust
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(j)	74,852	66,959
Series 2024-9, Class A4, 5.50%, 09/25/2055(b)(j)	7,283,043	7,257,666
Series 2024-9, Class A6, 5.50%, 09/25/2055(b)(j)	1,200,000	1,196,823
CIFC Funding Ltd. (Cayman Islands), Series 2016-1A, Class ARR, 6.62% (3 mo. Term SOFR + 1.34%), 10/21/2031(b)(f)	957,000	958,523
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(j)	1,613,422	1,306,422
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(j)	3,158,602	3,134,072
COLT Mortgage Loan Trust
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(j)	1,285,170	1,147,857
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(m)	1,346,311	1,252,001
Commercial Mortgage Trust, Series 2015-CR25, Class B, 4.52%, 08/10/2048(j)	2,400,000	2,349,830
Credit Suisse Mortgage Capital Trust
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(j)	387,436	344,673
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(j)	215,958	191,017
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(j)	1,749,787	1,649,556
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(j)	1,160,000	1,013,593
Cross Mortgage Trust, Series 2024- H2, Class A1, 6.09%, 04/25/2069(b)(m)	1,723,915	1,735,189
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,258,270
	Principal Amount	Value

DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	$2,050,000	$2,059,243
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	1,920,000	1,786,027
Dryden 93 CLO Ltd. (Cayman Islands), Series 2021-93A, Class A1A, 6.00% (3 mo. Term SOFR + 1.34%), 01/15/2034(b)(f)	532,495	533,314
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(j)	134,854	130,006
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(j)	15,347	15,094
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(j)	234,760	200,683
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(j)	1,259,375	1,088,965
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)(j)	1,762,765	1,743,162
Empower CLO Ltd. (Cayman Islands), Series 2024-1A, Class A1, 6.23% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(f)	2,575,000	2,587,612
Enterprise Fleet Financing LLC
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	888,000	895,566
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	440,000	448,679
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	515,000	530,041
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	1,310,000	1,305,077
Extended Stay America Trust, Series 2021-ESH, Class B, 6.30% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(f)	617,756	618,330
Flagstar Mortgage Trust
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(j)	2,572,042	2,251,946
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(j)	910,090	799,847
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	2,515,295	2,566,058
GCAT Trust, Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(j)	193,568	186,767
GoldenTree Loan Management US CLO 5 Ltd. (Cayman Islands), Series 2019-5A, Class ARR, 5.69% (3 mo. Term SOFR + 1.07%), 10/20/2032(b)(f)	5,000,000	5,003,960
GoldenTree Loan Management US Clo 8 Ltd. (Cayman Islands), Series 2020-8A, Class ARR, 5.75% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(f)	5,223,000	5,227,837
Golub Capital Partners CLO 40(B) Ltd. (Cayman Islands), Series 2019-40A, Class AR, 5.98% (3 mo. Term SOFR + 1.35%), 01/25/2032(b)(f)	5,494,232	5,503,248
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value

GS Mortgage Securities Trust
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	$1,560,000	$1,402,340
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	1,530,000	1,323,068
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(j)	3,592,786	3,151,409
Hertz Vehicle Financing III L.P.
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	539,000	505,240
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	286,000	266,862
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	58,333	58,044
HPEFS Equipment Trust, Series 2023- 2A, Class A2, 6.04%, 01/21/2031(b)	538,666	540,874
Invitation Homes Trust, Series 2024- SFR1, Class A, 4.00%, 09/17/2041(b)	4,182,835	3,988,854
IP Lending VII Ltd. (Bermuda), Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(i)	2,746,000	2,746,000
JP Morgan Mortgage Trust
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(j)	2,057,604	1,677,418
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(j)	8,369,372	8,236,172
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(j)	2,255,520	2,269,960
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class C, 3.72%, 05/13/2053(j)	2,908,000	1,604,686
KKR CLO 15 Ltd. (Cayman Islands), Series 15, Class A1R2, 5.73% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(f)	8,564,416	8,568,201
KKR CLO 27 Ltd. (Cayman Islands), Series 27A, Class AR, 5.94% (3 mo. Term SOFR + 1.28%), 10/15/2032(b)(f)	1,927,000	1,928,066
KKR Financial CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 5.76% (3 mo. Term SOFR + 1.10%), 04/15/2029(b)(f)	1,388,060	1,389,434
Life Mortgage Trust
Series 2021-BMR, Class B, 5.80% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(f)	979,521	963,697
Series 2021-BMR, Class C, 6.02% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(f)	396,567	389,701
Madison Park Funding XXXIII Ltd. (Cayman Islands), Series 2019-33A, Class AR, 5.95% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(f)	2,321,000	2,324,349
	Principal Amount	Value

Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(j)	$934,633	$819,038
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(j)	989,150	864,867
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(j)	3,603,191	3,145,333
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 5.82% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(f)	615,000	609,999
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015- C25, Class B, 4.52%, 10/15/2048(j)	1,032,000	987,083
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,436,809
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(j)	6,894,333	6,853,891
MSC Trust, Series 2021-ILP, Class A, 5.70% (1 mo. Term SOFR + 0.89%), 11/15/2036(b)(f)	5,354,294	5,317,396
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 5.97% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(f)	1,006,710	1,009,271
Neuberger Berman Loan Advisers CLO 49 Ltd. (Cayman Islands), Series 2022-49A, Class AR, 5.78% (3 mo. Term SOFR + 1.15%), 07/25/2035(b)(f)	2,628,000	2,630,268
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(j)	128,272	120,550
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(j)	414,719	386,946
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(j)	1,283,441	1,187,400
OBX Trust
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(j)	1,674,368	1,401,743
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(j)	1,519,848	1,343,021
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(m)	1,415,000	1,251,493
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)(m)	2,240,205	2,215,694
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(j)	1,034,256	909,055
OCP CLO Ltd. (Cayman Islands)
Series 2014-6A, Class A1R2, 5.80% (3 mo. Term SOFR + 1.15%), 10/17/2030(b)(f)	1,784,561	1,785,114
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value

Series 2017-13A, Class A1AR, 5.88% (3 mo. Term SOFR + 1.22%), 07/15/2030(b)(f)	$2,021,789	$2,024,536
Series 2020-8RA, Class A1, 6.13% (3 mo. Term SOFR + 1.48%), 01/17/2032(b)(f)	1,577,479	1,577,558
Series 2020-8RA, Class AR, (3 mo. Term SOFR + 1.25%)10/17/2036(b)(f)	6,049,000	6,054,589
One Bryant Park Trust, Series 2019- OBP, Class A, 2.52%, 09/15/2054(b)	457,000	399,229
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 6.00% (3 mo. Term SOFR + 1.35%), 04/17/2034(b)(f)	250,000	250,313
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	6,383,003	6,719,994
Regatta XIII Funding Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 5.76% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(f)	2,142,663	2,144,924
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(j)	1,813	1,805
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(j)	21,942	21,483
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(j)	2,402,903	2,209,823
Shackleton CLO Ltd. (Cayman Islands), Series 2015-7RA, Class ARR, 5.76% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(f)	1,515,000	1,518,836
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	1,560,167	1,501,149
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,783,267	1,578,913
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,822,034	1,496,182
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(j)	692,067	641,527
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(j)	11,516	10,971
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(j)	381,726	360,125
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(j)	2,126,382	1,836,482
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(j)	1,621,847	1,419,742
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(b)	424,533	408,095
Subway Funding LLC
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	2,672,000	2,720,542
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	2,050,000	2,069,349
	Principal Amount	Value

Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	$2,032,000	$2,058,985
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	3,280,000	3,214,436
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	5,075,000	4,996,483
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	3,110,000	3,047,214
Symphony CLO XVI Ltd. (Cayman Islands), Series 2015-16A, Class ARR, 5.86% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(f)	1,464,991	1,467,200
Symphony CLO XX Ltd. (Cayman Islands), Series 2018-20A, Class AR2, 5.75% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(f)	2,395,667	2,397,224
Symphony CLO XXII Ltd. (Cayman Islands), Series 2020-22A, Class A1AR, 5.81% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(f)	3,825,000	3,826,182
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	8,085,000	8,155,511
Taco Bell Funding LLC, Series 2016- 1A, Class A23, 4.97%, 05/25/2046(b)	140,625	140,107
Textainer Marine Containers VII Ltd. (China), Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	1,159,200	1,054,547
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	2,865,000	2,872,536
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	927,651	846,995
Verus Securitization Trust
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(j)	742,313	661,318
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(j)	968,931	863,940
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(m)	1,639,378	1,448,097
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(j)	503,395	473,515
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(m)	1,297,279	1,183,233
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(j)	2,979,768	2,959,843
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	132,880	125,977
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.39%, 01/15/2059(k)	1,261,082	15,344
Wendy’s Funding LLC, Series 2019- 1A, Class A2II, 4.08%, 06/15/2049(b)	446,227	423,480
WF Card Issuance Trust, Series 2024- A1, Class A, 4.94%, 02/15/2029	9,926,000	10,022,725
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.33%, 10/15/2057(j)	307,000	280,809
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Principal Amount	Value

Zaxby’s Funding LLC
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	$4,160,250	$3,784,602
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	1,197,000	1,223,731
Ziply Fiber Issuer LLC, Series 2024- 1A, Class A2, 6.64%, 04/20/2054(b)	2,331,000	2,378,441
Total Asset-Backed Securities (Cost $347,203,527)		335,120,092
U.S. Treasury Securities-12.88%
U.S. Treasury Bills-0.23%(n)
4.52%–4.83%, 01/30/2025(o)	4,015,000	3,970,493
U.S. Treasury Bonds-4.37%
4.13%, 08/15/2044	7,730,100	7,260,255
4.63%, 05/15/2054	66,483,800	68,052,402
		75,312,657
U.S. Treasury Notes-8.28%
3.50%, 09/30/2026	28,782,800	28,434,258
3.88%, 10/15/2027	21,662,900	21,514,814
3.50%, 09/30/2029	55,242,700	53,658,788
3.63%, 09/30/2031	9,851,000	9,500,828
3.88%, 08/15/2034	30,769,300	29,774,105
		142,882,793
Total U.S. Treasury Securities (Cost $227,639,720)		222,165,943

Municipal Obligations-1.25%
Illinois (State of), Series 2010-1, GO Bonds, (INS - AGM), 6.63%, 02/01/2035(p)	169,231	180,963
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB, 6.57%, 07/01/2045	255,000	285,479
New Jersey Transportation Trust Fund Authority, Series 2024 BB, Ref. RB, 5.09%, 06/15/2025	8,575,000	8,603,924
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	580,000	438,393
Virgin Islands Public Finance Authority, Series 2024 B, RB, 9.00%, 04/01/2053(b)(q)	12,000,000	12,011,853
Total Municipal Obligations(r) (Cost $21,699,259)		21,520,612
	Shares
Preferred Stocks-0.36%
Aerospace & Defense-0.04%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	12,000	644,760
Diversified Financial Services-0.17%
Apollo Global Management, Inc., Pfd., 7.63%, 09/15/2053(d)	111,250	3,003,750
	Shares		Value
Regional Banks-0.15%
M&T Bank Corp., Series J, Pfd., 7.50%		91,792	$2,507,757
Total Preferred Stocks (Cost $5,676,050)			6,156,267
	Principal Amount
Agency Credit Risk Transfer Notes-0.29%
Fannie Mae Connecticut Avenue Securities
Series 2022-R03, Class 1M1, 6.96% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(f)(s)		$1,545,035	1,570,163
Series 2022-R04, Class 1M1, 6.86% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(f)(s)		733,730	743,150
Series 2023-R02, Class 1M1, 7.16% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(f)(s)		537,261	550,614
Freddie Mac
Series 2022-DNA3, Class M1A, STACR®, 6.86% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(f)(t)		1,001,262	1,012,838
Series 2022-HQA3, Class M1, STACR®, 7.16% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(f)(t)		711,635	726,849
Series 2023-DNA1, Class M1, STACR®, 6.96% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(f)(t)		445,728	450,483
Total Agency Credit Risk Transfer Notes (Cost $4,974,650)			5,054,097

U.S. Government Sponsored Agency Securities-0.14%
Fannie Mae STRIPS
0.00%, 05/15/2029(g)		450,000	371,032
0.00%, 01/15/2030(g)		1,300,000	1,035,795
0.00%, 05/15/2030(g)		850,000	665,649
Tennessee Valley Authority
5.38%, 04/01/2056		100,000	105,301
4.25%, 09/15/2065		250,000	214,236
Total U.S. Government Sponsored Agency Securities (Cost $2,190,329)			2,392,013
	Shares
Exchange-Traded Funds-0.03%
Invesco High Yield Select ETF(c)(u)		10,000	256,498
Invesco Short Duration Bond ETF(c)(u)		12,000	299,460
Total Exchange-Traded Funds (Cost $548,583)			555,958
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.03%(v)
Investment Banking & Brokerage-0.03%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub B.V. (Netherlands), 8.50%, 01/15/2031(b) (Cost $464,963)	GBP	375,000	520,315
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
	Shares	Value
Common Stocks & Other Equity Interests-0.00%
Agricultural Products & Services-0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032(i)(w) (Cost $0)	14	$0
Options Purchased-0.02%
(Cost $754,595)†		392,754
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-114.05% (Cost $1,995,788,858)		1,966,597,012
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.18%
Invesco Private Government Fund, 4.84%(u)(x)(y)	48,617,053	48,617,053
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.99%(u)(x)(y)	126,881,480	$126,919,544
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $175,544,395)		175,536,597
TOTAL INVESTMENTS IN SECURITIES-124.23% (Cost $2,171,333,253)		2,142,133,609
OTHER ASSETS LESS LIABILITIES-(24.23)%		(417,738,652)
NET ASSETS-100.00%		$1,724,394,957

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CLO	-Collateralized Loan Obligation
Conv.	-Convertible
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
GBP	-British Pound Sterling
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced
Wts.	-Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $664,928,364, which represented 38.56% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2024.
(g)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at October 31,
2024 was $636,799, which represented less than 1% of the Fund’s Net Assets.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(j)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on October 31, 2024.

(k)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
October 31, 2024.

(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 2J.
(m)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)	$3,970,493 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2P.
(p)	Principal and/or interest payments are secured by the bond insurance company listed.
(q)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(r)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(s)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(t)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(u)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2024	Dividend Income
Invesco High Yield Select ETF	$241,800	$-	$-	$14,698	$-	$256,498	$17,906
Invesco Short Duration Bond ETF	293,280	299,430	(297,487)	5,532	(1,295)	299,460	10,478
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,387,300	324,114,810	(299,885,057)	-	-	48,617,053	1,655,244 *
Invesco Private Prime Fund	64,901,672	651,928,794	(589,921,552)	(10,984)	21,614	126,919,544	4,505,030 *
Total	$89,824,052	$976,343,034	$(890,104,096)	$9,246	$20,319	$176,092,555	$6,188,658

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(v)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(w)	Non-income producing security.
(x)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(y)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
†	The table below details options purchased.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
October 31, 2024
Open Exchange-Traded Index Options Purchased*
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value**	Value
Equity Risk
iShares China Large-Cap ETF	Call	06/20/2025	1,053	$36	$3,790,800	$167,954
S&P 500 Index	Call	02/21/2025	20	5,940	11,880,000	224,800
Total Index Options Purchased						$392,754

Abbreviations:
ETF–Exchange-Traded Fund

*	Open Exchange-Traded Index Options Purchased collateralized by $3,903,136 cash held with Counterparties.
**	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	905	December-2024	$99,974,218	$(3,106,939)	$(3,106,939)
U.S. Treasury 2 Year Notes	237	December-2024	48,809,039	(468,898)	(468,898)
U.S. Treasury Long Bonds	521	December-2024	61,461,719	(3,938,266)	(3,938,266)
U.S. Treasury Ultra Bonds	276	December-2024	34,672,500	(2,071,531)	(2,071,531)
Subtotal—Long Futures Contracts				(9,585,634)	(9,585,634)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	704	December-2024	(75,493,000)	283,898	283,898
U.S. Treasury 10 Year Ultra Notes	1,971	December-2024	(224,201,250)	8,245,558	8,245,558
Subtotal—Short Futures Contracts				8,529,456	8,529,456
Total Futures Contracts				$(1,056,178)	$(1,056,178)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)
October 31, 2024
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-63.62%
Agricultural & Farm Machinery-0.93%
John Deere Capital Corp.
5.36% (SOFR + 0.50%), 07/03/2025(b)	$8,737,000	$8,754,490
5.42% (SOFR + 0.44%), 03/06/2026(b)	12,000,000	12,015,202
		20,769,692
Asset Management & Custody Banks-1.08%
Ares Capital Corp.
3.25%, 07/15/2025	10,000,000	9,865,073
7.00%, 01/15/2027	4,285,000	4,429,344
FS KKR Capital Corp., 4.13%, 02/01/2025(c)	10,000,000	9,958,923
		24,253,340
Automobile Manufacturers-5.82%
American Honda Finance Corp.
5.63% (SOFR + 0.78%), 04/23/2025(b)	10,000,000	10,025,958
5.35% (SOFR + 0.50%), 01/12/2026(b)	10,000,000	9,999,786
5.66% (SOFR + 0.72%), 10/05/2026(b)	10,000,000	10,023,078
BMW US Capital LLC (Germany), 5.90% (SOFR + 0.80%), 08/13/2026(b)(d)	7,207,000	7,246,032
Daimler Truck Finance North America LLC (Germany), 5.13%, 09/25/2027(d)	5,905,000	5,956,548
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	9,500,000	9,477,305
Mercedes-Benz Finance North America LLC (Germany), 5.79% (SOFR + 0.93%), 03/30/2025(b)(d)	20,000,000	20,055,185
Toyota Motor Credit Corp.
5.50% (SOFR + 0.65%), 01/05/2026(b)	10,000,000	10,036,764
5.30% (SOFR + 0.45%), 04/10/2026(b)	12,000,000	12,008,545
5.88% (SOFR + 0.77%), 08/07/2026(b)	5,000,000	5,029,047
Volkswagen Group of America Finance LLC (Germany)
5.80%, 09/12/2025(d)	10,000,000	10,090,274
5.70% (SOFR + 0.83%), 03/20/2026(b)(d)	15,000,000	15,019,344
6.13% (SOFR + 1.06%), 08/14/2026(b)(d)	5,000,000	5,024,483
		129,992,349
Biotechnology-0.53%
Amgen, Inc., 3.13%, 05/01/2025	12,000,000	11,898,300
Broadline Retail-0.65%
eBay, Inc.
1.90%, 03/11/2025	9,650,000	9,542,658
1.40%, 05/10/2026	5,250,000	4,997,755
		14,540,413
Consumer Finance-1.20%
American Express Co., 2.25%, 03/04/2025	12,500,000	12,389,883
General Motors Financial Co., Inc., 2.90%, 02/26/2025	14,600,000	14,495,109
		26,884,992
	Principal Amount	Value
Diversified Banks-17.95%
Bank of America N.A., 5.53%, 08/18/2026	$12,000,000	$12,215,539
Bank of Montreal (Canada)
5.81% (SOFR + 0.95%), 09/25/2025(b)	5,000,000	5,026,460
6.08% (SOFR + 1.16%), 12/11/2026(b)	10,000,000	10,112,822
Bank of Nova Scotia (The) (Canada)
6.00% (SOFR + 1.09%), 06/12/2025(b)	15,000,000	15,063,317
1.35%, 06/24/2026	11,500,000	10,925,182
Barclays PLC (United Kingdom), 6.50%, 09/13/2027(e)	12,000,000	12,328,431
BPCE S.A. (France), 5.83% (SOFR + 0.96%), 09/25/2025(b)(d)	9,500,000	9,548,572
Canadian Imperial Bank of Commerce (Canada)
6.08% (SOFR + 1.22%), 10/02/2026(b)	10,000,000	10,111,321
5.85% (SOFR + 0.93%), 09/11/2027(b)	10,000,000	10,034,148
Citibank N.A.
5.67% (SOFR + 0.81%), 09/29/2025(b)	9,524,000	9,562,844
5.49%, 12/04/2026	9,783,000	9,969,682
Citigroup, Inc., 3.30%, 04/27/2025	10,000,000	9,932,898
Cooperatieve Rabobank U.A. (Netherlands), 5.62% (SOFR + 0.62%), 08/28/2026(b)	6,429,000	6,441,556
Credit Agricole S.A. (France), 6.13% (SOFR + 1.21%), 09/11/2028(b)(c)(d)	6,000,000	6,054,843
HSBC Holdings PLC (United Kingdom), 2.10%, 06/04/2026(e)	8,986,000	8,828,567
Huntington National Bank (The), 5.70%, 11/18/2025(e)	10,000,000	9,999,894
JPMorgan Chase & Co.
2.01%, 03/13/2026(e)	10,000,000	9,886,862
4.08%, 04/26/2026(e)	13,000,000	12,937,047
6.05% (SOFR + 1.20%), 01/23/2028(b)	5,556,000	5,604,816
5.77% (SOFR + 0.92%), 04/22/2028(b)	10,000,000	10,045,584
KeyCorp, 6.28% (SOFR + 1.25%), 05/23/2025(b)	11,000,000	11,033,449
Lloyds Banking Group PLC (United Kingdom)
4.45%, 05/08/2025	11,290,000	11,266,770
6.70% (SOFR + 1.56%), 08/07/2027(b)	9,474,000	9,609,151
Macquarie Bank Ltd. (Australia), 6.15% (SOFR + 1.20%), 12/07/2026(b)(d)	6,213,000	6,295,607
Manufacturers & Traders Trust Co., 2.90%, 02/06/2025	11,588,000	11,511,905
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.19%, 02/25/2025	6,461,000	6,407,684
Mizuho Markets Cayman L.P. (Japan), 5.91% (SOFR + 0.85%), 08/14/2026(b)	10,000,000	10,001,381
Morgan Stanley Bank N.A.
5.54% (SOFR + 0.69%), 10/15/2027(b)	10,000,000	10,027,821
5.93% (SOFR + 1.08%), 01/14/2028(b)	10,000,000	10,086,227
National Bank of Canada (Canada)
5.83% (SOFR + 0.80%), 08/20/2026(b)	10,000,000	9,990,165
5.89% (SOFR + 1.03%), 07/02/2027(b)	5,797,000	5,820,880
PNC Financial Services Group, Inc. (The), 5.81%, 06/12/2026(e)	12,405,000	12,463,201
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
October 31, 2024
	Principal Amount	Value
Diversified Banks-(continued)
Royal Bank of Canada (Canada), 5.80% (SOFR + 0.95%), 01/19/2027(b)	$8,333,000	$8,390,995
Sumitomo Mitsui Trust Bank Ltd. (Japan), 5.20%, 03/07/2027(d)	4,372,000	4,424,234
Swedbank AB (Sweden)
6.28% (SOFR + 1.38%), 06/15/2026(b)(d)	15,000,000	15,192,200
6.14%, 09/12/2026(d)	4,065,000	4,161,870
Toronto-Dominion Bank (The) (Canada)
5.93% (SOFR + 1.08%), 07/17/2026(b)	12,500,000	12,603,064
7.00%, 10/20/2026(e)	9,800,000	9,798,235
Wells Fargo & Co.
6.17% (SOFR + 1.32%), 04/25/2026(b)	12,000,000	12,041,085
5.92% (SOFR + 1.07%), 04/22/2028(b)	10,000,000	10,064,510
Wells Fargo Bank N.A.
5.65% (SOFR + 0.80%), 08/01/2025(b)(c)	10,000,000	10,035,877
5.56% (SOFR + 0.71%), 01/15/2026(b)	5,333,000	5,356,479
		401,213,175
Diversified Financial Services-1.05%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.45%, 10/01/2025	13,250,000	13,215,278
USAA Capital Corp., 5.25%, 06/01/2027(d)	10,000,000	10,181,431
		23,396,709
Diversified Metals & Mining-0.93%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2026	14,815,000	14,999,406
Glencore Funding LLC (Australia), 5.92% (SOFR + 1.06%), 04/04/2027(b)(d)	5,682,000	5,724,416
		20,723,822
Electric Utilities-2.69%
Georgia Power Co., 5.86% (SOFR + 0.75%), 05/08/2025(b)	10,000,000	10,030,777
National Rural Utilities Cooperative Finance Corp., 5.72% (SOFR + 0.82%), 09/16/2027(b)	10,000,000	10,087,336
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	7,600,000	7,625,489
5.75%, 09/01/2025	5,490,000	5,530,613
5.61% (SOFR + 0.76%), 01/29/2026(b)(c)	11,456,000	11,495,791
Pinnacle West Capital Corp., 5.76% (SOFR + 0.82%), 06/10/2026(b)	15,294,000	15,355,074
		60,125,080
Electronic Components-0.35%
Amphenol Corp., 2.05%, 03/01/2025	7,900,000	7,822,662
Food Retail-0.18%
Whole Foods Market, Inc., 5.20%, 12/03/2025	3,985,000	3,999,783
Health Care REITs-0.41%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025	9,200,000	9,137,482
	Principal Amount	Value
Health Care Services-0.37%
Quest Diagnostics, Inc., 3.50%, 03/30/2025(c)	$8,400,000	$8,351,892
Home Improvement Retail-0.20%
Home Depot, Inc. (The), 5.15%, 06/25/2026	4,505,000	4,562,677
Hotels, Resorts & Cruise Lines-0.53%
Marriott International, Inc., 3.75%, 03/15/2025	12,000,000	11,945,062
Integrated Telecommunication Services-0.46%
Verizon Communications, Inc., 5.66% (SOFR + 0.79%), 03/20/2026(b)(c)	10,134,000	10,183,408
Internet Services & Infrastructure-0.37%
VeriSign, Inc., 5.25%, 04/01/2025	8,400,000	8,394,011
Investment Banking & Brokerage-1.77%
Charles Schwab Corp. (The), 5.62% (SOFR + 0.52%), 05/13/2026(b)	5,251,000	5,254,615
Goldman Sachs Group, Inc. (The)
5.70%, 11/01/2024	4,165,000	4,165,000
6.17% (SOFR + 1.07%), 08/10/2026(b)	10,000,000	10,040,237
Jefferies Financial Group, Inc., 5.15%, 09/15/2025	10,000,000	10,001,124
Morgan Stanley, 5.87% (SOFR + 1.02%), 04/13/2028(b)	10,000,000	10,064,531
		39,525,507
Leisure Products-0.62%
Hasbro, Inc., 3.00%, 11/19/2024	14,000,000	13,980,665
Life & Health Insurance-8.93%
Athene Global Funding
5.62%, 05/08/2026(d)	12,000,000	12,113,359
6.04% (SOFR + 1.03%), 08/27/2026(b)(d)	10,000,000	10,016,492
2.95%, 11/12/2026(d)	5,000,000	4,807,268
5.52%, 03/25/2027(d)	12,711,000	12,857,921
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(d)	8,150,000	8,250,196
Corebridge Global Funding
5.75%, 07/02/2026(d)	6,336,000	6,448,112
6.16% (SOFR + 1.30%), 09/25/2026(b)(d)	10,000,000	10,111,642
GA Global Funding Trust, 4.40%, 09/23/2027(d)	11,994,000	11,822,128
Jackson National Life Global Funding
5.50%, 01/09/2026(d)	16,667,000	16,750,674
5.55%, 07/02/2027(c)(d)	6,719,000	6,815,817
MassMutual Global Funding II
5.62% (SOFR + 0.77%), 01/29/2027(b)(c)(d)	10,700,000	10,758,850
5.59% (SOFR + 0.74%), 04/09/2027(b)(d)	10,000,000	10,052,169
Met Tower Global Funding, 5.40%, 06/20/2026(d)	12,000,000	12,166,890
New York Life Global Funding, 5.50% (SOFR + 0.65%), 05/02/2025(b)(d)	7,000,000	7,016,323
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
October 31, 2024
	Principal Amount	Value
Life & Health Insurance-(continued)
Pacific Life Global Funding II
5.46% (SOFR + 0.60%), 03/27/2026(b)(d)	$9,750,000	$9,758,773
5.59% (SOFR + 0.62%), 06/04/2026(b)(d)	6,420,000	6,431,976
5.90% (SOFR + 1.05%), 07/28/2026(b)(d)	12,500,000	12,604,372
Principal Life Global Funding II
1.38%, 01/10/2025(c)(d)	10,400,000	10,331,215
5.00%, 01/16/2027(d)	3,000,000	3,026,029
Protective Life Global Funding, 5.37%, 01/06/2026(d)	10,339,000	10,410,126
Reliance Standard Life Global Funding II, 5.24%, 02/02/2026(d)	7,125,000	7,128,411
		199,678,743
Managed Health Care-0.35%
Humana, Inc., 5.70%, 03/13/2026	7,921,000	7,921,331
Movies & Entertainment-0.59%
Netflix, Inc.
5.88%, 02/15/2025	1,350,000	1,353,943
3.63%, 06/15/2025(c)(d)	11,840,000	11,750,417
		13,104,360
Oil & Gas Exploration & Production-1.44%
Canadian Natural Resources Ltd. (Canada)
3.90%, 02/01/2025	10,204,000	10,171,908
2.05%, 07/15/2025(c)	10,700,000	10,484,607
Pioneer Natural Resources Co., 1.13%, 01/15/2026	12,000,000	11,531,553
		32,188,068
Oil & Gas Refining & Marketing-0.39%
Phillips 66, 1.30%, 02/15/2026	8,989,000	8,620,317
Oil & Gas Storage & Transportation-2.91%
Enbridge, Inc. (Canada), 5.25%, 04/05/2027	4,666,000	4,731,814
Energy Transfer L.P.
4.05%, 03/15/2025	15,976,000	15,912,203
2.90%, 05/15/2025	6,814,000	6,737,206
Kinder Morgan, Inc., 4.30%, 06/01/2025	25,679,000	25,591,380
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	12,000,000	11,984,028
		64,956,631
Packaged Foods & Meats-0.47%
Campbell Soup Co., 5.30%, 03/20/2026	10,352,000	10,436,620
Paper Products-0.57%
Georgia-Pacific LLC, 3.60%, 03/01/2025(d)	12,750,000	12,691,092
Pharmaceuticals-0.21%
Bristol-Myers Squibb Co., 5.54% (SOFR + 0.49%), 02/20/2026(b)	4,651,000	4,659,497
Regional Banks-1.03%
Fifth Third Bank N.A., 3.95%, 07/28/2025	11,000,000	10,929,701
Truist Financial Corp., 4.26%, 07/28/2026(e)	12,072,000	12,000,130
		22,929,831
	Principal Amount	Value
Research & Consulting Services-0.62%
Verisk Analytics, Inc., 4.00%, 06/15/2025	$14,000,000	$13,929,299
Restaurants-0.54%
Starbucks Corp., 4.75%, 02/15/2026	12,000,000	12,021,149
Retail REITs-0.16%
Realty Income Corp., 5.05%, 01/13/2026	3,687,000	3,680,437
Self-Storage REITs-0.45%
Public Storage Operating Co., 5.55% (SOFR + 0.70%), 04/16/2027(b)	10,000,000	10,048,092
Semiconductor Materials & Equipment-0.44%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 2.70%, 05/01/2025	10,000,000	9,884,365
Semiconductors-0.45%
Intel Corp., 3.40%, 03/25/2025	10,220,000	10,161,731
Soft Drinks & Non-alcoholic Beverages-0.67%
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	10,000,000	9,876,911
5.78% (SOFR + 0.88%), 03/15/2027(b)(c)	5,000,000	5,041,194
		14,918,105
Specialized Finance-1.01%
Blackstone Private Credit Fund
2.35%, 11/22/2024	10,000,000	9,979,095
2.70%, 01/15/2025	12,645,000	12,573,226
		22,552,321
Specialty Chemicals-0.20%
Sherwin-Williams Co. (The), 3.45%, 08/01/2025	4,500,000	4,455,966
Systems Software-0.89%
Oracle Corp., 2.95%, 05/15/2025	10,000,000	9,896,578
VMware LLC, 4.50%, 05/15/2025	10,000,000	9,977,595
		19,874,173
Technology Distributors-0.41%
Arrow Electronics, Inc., 4.00%, 04/01/2025	9,120,000	9,077,425
Technology Hardware, Storage & Peripherals-0.40%
Leidos, Inc., 3.63%, 05/15/2025	9,000,000	8,924,827
Telecom Tower REITs-1.01%
American Tower Corp.
2.95%, 01/15/2025	9,500,000	9,452,858
4.00%, 06/01/2025	13,261,000	13,198,420
		22,651,278
Trading Companies & Distributors-0.49%
Air Lease Corp., 3.38%, 07/01/2025	11,000,000	10,891,904
Transaction & Payment Processing Services-0.45%
Global Payments, Inc., 1.50%, 11/15/2024	10,000,000	9,985,599
Wireless Telecommunication Services-0.45%
Vodafone Group PLC (United Kingdom), 4.13%, 05/30/2025	10,000,000	9,967,901
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,414,296,735)		1,421,912,083
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
October 31, 2024
	Principal Amount	Value

Asset-Backed Securities-14.66%
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/2029(d)	$10,395,402	$10,533,180
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(f)	790,213	759,558
Series 2020-5, Class A1, 1.37%, 05/25/2065(d)(f)	1,484,549	1,400,908
Series 2024-8, Class A1, 5.34%, 05/27/2069(d)(g)	8,703,848	8,680,022
AUF Funding LLC, Series 2022-1A, Class A1LN, 7.12% (3 mo. Term SOFR + 2.50%), 01/20/2031(b)(d)	3,521,694	3,529,692
Barclays Dryrock Issuance Trust, Series 2023-2, Class A, 5.91% (30 Day Average SOFR + 0.90%), 08/15/2028(b)	9,260,000	9,304,826
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 5.13% (1 mo. Term SOFR + 0.39%), 11/25/2036(b)	509,496	502,531
BINOM Securitization Trust, Series 2021- INV1, Class A1, 2.03%, 06/25/2056(d)(f)	3,279,541	2,872,085
BMW Vehicle Lease Trust, Series 2024-2, Class A2B, 5.55% (30 Day Average SOFR + 0.42%), 01/25/2027(b)	4,000,000	4,002,937
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(f)	1,740,557	1,673,701
CBAM Ltd. (Cayman Islands), Series 2018- 5A, Class A, 5.93% (3 mo. Term SOFR + 1.28%), 04/17/2031(b)(d)	3,440,341	3,448,556
Chase Auto Owner Trust, Series 2024-3A, Class A2, 5.53%, 09/27/2027(d)	5,000,000	5,024,898
Chesapeake Funding II LLC (Canada)
Series 2023-1A, Class A2, 6.26% (30 Day Average SOFR + 1.25%), 05/15/2035(b)(d)	8,076,284	8,128,394
Series 2023-2A, Class A2, 6.11% (30 Day Average SOFR + 1.10%), 10/15/2035(b)(d)	8,844,917	8,897,226
Series 2024-1A, Class A2, 5.78% (30 Day Average SOFR + 0.77%), 05/15/2036(b)(d)	2,426,431	2,430,017
Citizens Auto Receivables Trust
Series 2023-2, Class A2B, 5.74% (30 Day Average SOFR + 0.73%), 10/15/2026(b)(d)	2,326,666	2,329,529
Series 2024-2, Class A3, 5.33%, 08/15/2028(d)	7,625,000	7,704,739
COLT Mortgage Loan Trust, Series 2020- 2R, Class A1, 1.33%, 10/26/2065(d)(f)	1,617,532	1,462,859
Cross Mortgage Trust
Series 2023-H1, Class A1, 6.62%, 03/25/2068(d)(g)	4,561,218	4,605,896
Series 2024-H5, Class A1, 5.85%, 08/26/2069(d)(g)	9,669,289	9,683,066
	Principal Amount	Value

CWABS, Inc. Asset-Backed Ctfs. Trust, Series 2004-4, Class M1, 5.57% (1 mo. Term SOFR + 0.83%), 07/25/2034(b)	$328,045	$332,355
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066(d)(f)	4,229,800	3,727,049
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39%, 03/22/2030(d)	2,750,000	2,781,615
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(d)	2,730,000	2,742,310
Dryden 30 Senior Loan Fund (Cayman Islands), Series 2013-30A, Class AR, 6.20% (3 mo. Term SOFR + 1.08%), 11/15/2028(b)(d)	5,115,515	5,116,835
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(d)(f)	971,447	936,523
Series 2020-2, Class A1, 1.18%, 10/25/2065(d)(f)	246,459	229,634
Enterprise Fleet Financing LLC
Series 2023-3, Class A2, 6.40%, 03/20/2030(d)	6,587,537	6,703,235
Series 2024-1, Class A2, 5.23%, 03/20/2030(d)	2,972,629	2,990,406
Series 2024-3, Class A2, 5.31%, 04/20/2027(d)	3,750,000	3,771,918
Series 2024-4, Class A2, 4.69%, 07/20/2027(d)	4,125,000	4,120,414
First National Master Note Trust, Series 2024-1, Class A, 5.34%, 05/15/2030	3,870,000	3,922,281
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A1R, 6.77% (3 mo. Term SOFR + 2.11%), 01/15/2031(b)(d)	5,173,865	5,188,005
GM Financial Automobile Leasing Trust, Series 2023-2, Class A2B, 5.71% (30 Day Average SOFR + 0.82%), 10/20/2025(b)	180,530	180,613
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 6.16% (30 Day Average SOFR + 1.15%), 06/15/2028(b)(d)	15,000,000	15,136,791
Golub Capital Partners CLO 36(M) Ltd. (Cayman Islands), Series 2018-36A, Class A, 6.12% (3 mo. Term SOFR + 1.56%), 02/05/2031(b)(d)	2,339,684	2,341,069
GreatAmerica Leasing Receivables Funding LLC, Series 2024-2, Class A2, 5.28%, 03/15/2027(d)	2,700,000	2,717,964
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, 09/27/2060(d)(f)	1,290,534	1,208,017
Harley-Davidson Motorcycle Trust, Series 2024-B, Class A2, 4.62%, 08/16/2027	3,500,000	3,491,490
HPEFS Equipment Trust, Series 2024-2A, Class A2, 5.50%, 10/20/2031(d)	6,000,000	6,039,107
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
October 31, 2024
	Principal Amount	Value

HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 5.44% (1 mo. Term SOFR + 0.70%), 01/25/2036(b)	$399,456	$393,787
Hyundai Auto Lease Securitization Trust
Series 2023-B, Class A2B, 5.76% (30 Day Average SOFR + 0.75%), 09/15/2025(b)(d)	325,298	325,385
Series 2024-C, Class A2B, 5.51% (30 Day Average SOFR + 0.50%), 03/15/2027(b)(d)	5,100,000	5,107,164
J.P. Morgan Mortgage Trust, Series 2024- INV1, Class A4, 6.00%, 04/25/2055(d)(f)	8,500,000	8,501,346
KKR CLO 21 Ltd. (Cayman Islands), Series A, 5.92% (3 mo. Term SOFR + 1.26%), 04/15/2031(b)(d)	1,252,321	1,255,445
Madison Park Funding XLII Ltd. (Cayman Islands), Series 2024-13A, Class AR, 5.78% (3 mo. Term SOFR + 1.15%), 11/21/2030(b)(d)	2,201,589	2,205,670
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A2A, 5.44%, 02/16/2027	6,111,000	6,142,778
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-NQM1, Class A1, 7.28%, 09/25/2068(d)(g)	6,821,557	6,941,589
Series 2024-NQM3, Class A1, 5.04%, 07/25/2069(d)(f)	10,000,000	9,694,808
Nationstar Home Equity Loan Trust, Series 2007-B, Class 1AV1, 5.07% (1 mo. Term SOFR + 0.33%), 04/25/2037(b)	43,388	43,383
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A, 1.22%, 07/15/2069(d)	1,416,753	1,310,338
Series 2021-FA, Class A, 1.11%, 02/18/2070(d)	3,037,620	2,656,850
Neuberger Berman CLO XIV Ltd. (Cayman Islands), Series 2013-14A, Class AR2, 5.91% (3 mo. Term SOFR + 1.29%), 01/28/2030(b)(d)	3,769,542	3,779,158
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1, 6.35% (1 mo. Term SOFR + 1.61%), 06/25/2057(b)(d)	227,699	231,279
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(d)(f)	1,539,267	1,446,593
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(d)(f)	993,597	927,056
OBX Trust
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(d)(g)	6,064,045	6,063,168
Series 2024-NQM6, Class A1, 6.45%, 02/25/2064(d)(g)	4,992,704	5,043,570
OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 6.00% (3 mo. Term SOFR + 1.38%), 07/20/2029(b)(d)	826,259	826,990
	Principal Amount	Value

Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 5.89% (3 mo. Term SOFR + 1.26%), 01/25/2031(b)(d)	$1,510,496	$1,513,318
Porsche Innovative Lease Owner Trust
Series 2024-1A, Class A2A, 4.84%, 01/20/2027(d)	6,250,000	6,259,889
Series 2024-2A, Class A2B, 5.50% (30 Day Average SOFR + 0.44%), 12/21/2026(b)(d)	4,500,000	4,501,785
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(d)(g)	6,277,478	6,388,991
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(d)(f)	112,747	112,206
Series 2020-1, Class A1, 2.38%, 01/26/2060(d)(f)	464,261	454,550
SBNA Auto Lease Trust
Series 2023-A, Class A3, 6.51%, 04/20/2027(d)	12,000,000	12,166,951
Series 2024-C, Class A3, 4.56%, 02/22/2028(d)	2,000,000	1,995,943
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(f)	190,326	181,316
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(d)(f)	1,910,303	1,802,202
Series 2021-2, Class A1, 0.94%, 05/25/2065(d)(f)	2,035,892	1,885,920
Synchrony Card Funding LLC
Series 2023-A2, Class A, 5.74%, 10/15/2029	8,500,000	8,681,072
Series 2024-A1, Class A, 5.04%, 03/15/2030	10,000,000	10,073,744
Verus Securitization Trust
Series 2020-1, Class A1, 3.42%, 01/25/2060(d)	870,595	848,454
Series 2020-5, Class A1, 2.22%, 05/25/2065(d)	2,129,704	2,033,561
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(d)(g)	6,556,357	6,603,649
Series 2023-7, Class A1, 7.07%, 10/25/2068(d)(g)	7,973,998	8,135,174
Series 2023-INV2, Class A1, 6.44%, 08/25/2068(d)(g)	7,595,377	7,659,575
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	1,651,513	1,565,718
Wheels Fleet Lease Funding 1 LLC
Series 2024-1A, Class A2, 5.61% (1 mo. Term SOFR + 0.83%), 02/18/2039(b)(d)	4,750,000	4,757,761
Series 2024-2A, Class A2, 5.78% (1 mo. Term SOFR + 1.00%), 06/21/2039(b)(d)	6,000,000	6,020,776
World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A2B, 5.77% (30 Day Average SOFR + 0.76%), 11/17/2025(b)	496,400	496,695
Total Asset-Backed Securities (Cost $328,183,956)		327,687,858
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
October 31, 2024
	Shares	Value
Exchange-Traded Funds-0.14%
Invesco AAA CLO Floating Rate Note ETF(c)(h) (Cost $3,059,080)	119,000	$3,053,540
	Principal Amount
Variable Rate Senior Loan Interests-0.05%(i)(j)
Aerospace & Defense-0.05%
Fly Funding II S.a.r.l. (India), Term Loan, 7.12% (3 mo. Term SOFR + 1.75%), 08/09/2025 (Cost $1,219,491)	$1,222,275	1,198,465

Commercial Paper-17.79%(k)
AutoNation, Inc., 5.20%, 11/01/2024(d)	31,800,000	31,795,209
Brookfield BRP Holdings Canada, Inc.
5.26%, 11/12/2024	10,000,000	9,983,633
5.10%, 11/19/2024	15,800,000	15,759,237
Brookfield Corporate Treasury Ltd., 5.15%, 11/25/2024(d)	10,000,000	9,964,714
Cisco Systems, Inc., 5.17%, 11/25/2024(d)	13,000,000	12,957,258
Conagra Brands, Inc.
5.22%, 11/12/2024(d)	20,000,000	19,965,792
5.22%, 11/18/2024(d)	3,500,000	3,490,974
Crown Castle, Inc.
5.25%, 11/19/2024(d)	12,000,000	11,967,335
5.22%, 12/03/2024(d)	17,750,000	17,667,051
eBay, Inc., 5.24%, 01/21/2025(d)	12,000,000	11,870,012
General Motors Financial Co., Inc.
5.68%, 02/03/2025(d)	10,000,000	9,871,090
5.56%, 05/27/2025(d)	10,000,000	9,719,497
Glencore Funding LLC
4.93%, 12/02/2024(d)	10,000,000	9,956,258
5.61%, 01/10/2025(d)	12,000,000	11,885,035
Global Payments, Inc., 5.45%, 11/14/2024	20,500,000	20,456,294
Harley-Davidson Financial Services, Inc.
5.43%, 12/03/2024(d)	10,400,000	10,352,295
5.27%, 12/04/2024(d)	12,500,000	12,440,929
5.47%, 12/13/2024(d)	5,000,000	4,970,135
5.34%, 01/02/2025(d)	12,500,000	12,390,822
HSBC USA, Inc., 5.73%, 07/01/2025(d)	12,000,000	11,626,290
Ionic Funding LLC, 4.87%, 02/05/2025	12,000,000	11,848,602
Jabil, Inc., 5.30%, 11/01/2024(d)	33,400,000	33,394,832
Marriott International, Inc., 4.91%, 11/21/2024(d)	1,125,000	1,121,731
National Fuel Gas Co., 5.29%, 11/08/2024	12,000,000	11,986,875
Parker-Hannifin Corp., 5.25%, 11/14/2024(d)	12,000,000	11,977,115
TELUS Corp., 5.02%, 03/12/2025(d)	12,000,000	11,792,232
Volkswagen Group of America Finance LLC, 5.32%, 01/17/2025(d)	10,000,000	9,892,035
Walt Disney Co. (The), 4.82%, 01/08/2025(d)	12,000,000	11,891,371
	Principal Amount	Value

Whirlpool Corp.
5.21%–5.22%, 11/05/2024(d)	$15,000,000	$14,988,978
5.19%, 11/14/2024(d)	19,600,000	19,559,391
Total Commercial Paper (Cost $397,431,471)		397,543,022
Certificates of Deposit-1.75%
Diversified Banks-1.75%
Natixis S.A. (France), 5.44% (SOFR + 0.60%), 08/04/2025(b)	10,000,000	10,027,016
Bank of America N.A., 5.50%, 05/08/2025	10,000,000	10,038,162
Intesa Sanpaolo S.p.A. (Italy)
5.69%04/16/2025	9,500,000	9,526,999
5.71%07/16/2025	9,500,000	9,540,432
		39,132,609
Total Certificates of Deposit (Cost $39,000,000)		39,132,609
	Repurchase Amount
Repurchase Agreements-1.34%(l)
CF Secured LLC, joint term agreement dated 08/02/2024, aggregate maturing value of $25,402,431 (collateralized by non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $27,877,683; 0.00% - 12.50%; 11/30/2024 - 11/01/2055), 6.10%, 11/05/2024(m)	10,160,972	10,000,000
Nomura Securities International, Inc., joint term agreement dated 10/10/2024, aggregate maturing value of $30,000,465 (collateralized by non-agency mortgage-backed securities valued at $33,000,000; 0.00% - 7.10%; 02/25/2049 - 10/25/2067), 5.58%, 11/01/2024(n)	10,000,155	10,000,000
Santander US Capital Markets LLC, joint term agreement dated 10/07/2024, aggregate maturing value of $30,000,459 (collateralized by non-agency asset-backed securities, a non-agency mortgage-backed security and a corporate obligation valued at $33,460,112; 0.00% - 8.05%; 07/15/2025 - 07/15/2054), 5.51%, 11/01/2024(n)	10,000,153	10,000,000
Total Repurchase Agreements (Cost $30,000,000)		30,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.35% (Cost $2,213,190,733)		2,220,527,577
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
October 31, 2024
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.51%
Invesco Private Government Fund, 4.84%(h)(o)(p)	3,163,640	$3,163,640
Invesco Private Prime Fund, 4.99%(h)(o)(p)	8,236,002	8,238,473
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,402,113)		11,402,113
TOTAL INVESTMENTS IN SECURITIES-99.86% (Cost $2,224,592,846)		2,231,929,690
OTHER ASSETS LESS LIABILITIES-0.14%		3,150,612
NET ASSETS-100.00%		$2,235,080,302

Investment Abbreviations:
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2024.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $956,723,038, which represented 42.80% of the Fund’s Net Assets.

(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on October 31, 2024.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Invesco AAA CLO Floating Rate Note ETF	$994,305	$2,062,240	$-	$(3,005)	$-	$3,053,540	$130,944
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,266,577	59,653,269	(63,756,206)	-	-	3,163,640	181,536 *
Invesco Private Prime Fund	18,691,275	125,406,224	(135,862,549)	1,415	2,108	8,238,473	485,733 *
Total	$26,952,157	$187,121,733	$(199,618,755)	$(1,590)	$2,108	$14,455,653	$798,213

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
October 31, 2024
(i)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(j)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured
Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Principal amount equals value at period end. See Note 2K.
(m)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(n)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(o)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)
October 31, 2024
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-43.78%
Aerospace & Defense-0.23%
General Electric Co., 5.88% (3 mo. Term SOFR + 0.64%), 05/05/2026(b)	$2,481,000	$2,485,455
Automobile Manufacturers-7.42%
American Honda Finance Corp.
5.73% (SOFR + 0.70%), 11/22/2024(b)	6,500,000	6,496,352
5.63% (SOFR + 0.78%), 04/23/2025(b)	1,355,000	1,358,517
5.30% (SOFR + 0.45%), 04/29/2025(b)(c)	7,500,000	7,502,535
5.65% (SOFR + 0.79%), 10/03/2025(b)	4,000,000	4,017,374
5.39% (SOFR + 0.55%), 05/11/2026(b)	5,000,000	5,004,081
BMW US Capital LLC (Germany), 5.70% (SOFR + 0.84%), 04/01/2025(b)(d)	1,421,000	1,424,335
Daimler Truck Finance North America LLC (Germany), 5.83% (SOFR + 0.96%), 09/25/2027(b)(d)	4,000,000	4,010,250
Ford Motor Credit Co. LLC, 7.90% (SOFR + 2.95%), 03/06/2026(b)(c)	3,988,000	4,072,177
Hyundai Capital America
6.00% (SOFR + 1.15%), 08/04/2025(b)(d)	3,100,000	3,114,546
6.17% (SOFR + 1.32%), 11/03/2025(b)(d)	2,699,000	2,720,240
6.35% (SOFR + 1.50%), 01/08/2027(b)(d)	4,500,000	4,557,380
5.91% (SOFR + 1.04%), 03/19/2027(b)(d)	4,000,000	4,009,481
5.90% (SOFR + 1.04%), 06/24/2027(b)(d)	5,000,000	5,008,034
Mercedes-Benz Finance North America LLC (Germany), 5.79% (SOFR + 0.93%), 03/30/2025(b)(d)	2,309,000	2,315,371
Toyota Motor Credit Corp.
5.41% (SOFR + 0.56%), 01/10/2025(b)	2,658,000	2,659,926
5.30% (SOFR + 0.45%), 04/10/2026(b)	5,000,000	5,003,561
5.52% (SOFR + 0.65%), 03/19/2027(b)(c)	5,000,000	5,012,826
Volkswagen Group of America Finance LLC (Germany)
5.70% (SOFR + 0.83%), 03/20/2026(b)(d)	4,000,000	4,005,158
6.13% (SOFR + 1.06%), 08/14/2026(b)(d)	6,500,000	6,531,828
		78,823,972
Commercial & Residential Mortgage Finance-0.38%
Nationwide Building Society (United Kingdom), 6.36% (SOFR + 1.29%), 02/16/2028(b)(c)(d)	4,000,000	4,029,852
	Principal Amount	Value
Construction Machinery & Heavy Transportation Equipment-0.28%
Daimler Trucks Finance North America LLC (Germany), 5.69% (SOFR + 0.75%), 12/13/2024(b)(d)	$3,000,000	$3,002,043
Consumer Finance-2.60%
American Express Co.
6.20% (SOFR + 1.35%), 10/30/2026(b)	4,000,000	4,030,943
5.82% (SOFR + 0.97%), 07/28/2027(b)	3,794,000	3,817,955
5.78% (SOFR + 0.93%), 07/26/2028(b)(c)	4,000,000	4,023,035
General Motors Financial Co., Inc.
6.15% (SOFR + 1.30%), 04/07/2025(b)	3,653,000	3,666,980
6.06% (SOFR + 1.04%), 02/26/2027(b)(c)	2,000,000	2,002,320
6.46% (SOFR + 1.35%), 05/08/2027(b)	6,000,000	6,048,790
5.90% (SOFR + 1.05%), 07/15/2027(b)(c)	4,000,000	4,001,672
		27,591,695
Diversified Banks-20.85%
ABN AMRO Bank N.V. (Netherlands), 6.66% (SOFR + 1.78%), 09/18/2027(b)(d)	6,500,000	6,601,649
Banco Santander S.A. (Spain)
6.30% (SOFR + 1.38%), 03/14/2028(b)	1,200,000	1,209,678
5.97% (SOFR + 1.12%), 07/15/2028(b)(c)	5,000,000	5,014,670
Bank of America Corp.
5.59% (3 mo. Term SOFR + 1.03%), 02/05/2026(b)	1,042,000	1,043,807
5.97% (3 mo. Term SOFR + 1.02%), 09/15/2026(b)(c)	2,696,000	2,703,007
5.82% (SOFR + 0.97%), 07/22/2027(b)(c)	6,539,000	6,570,501
5.90% (SOFR + 1.05%), 02/04/2028(b)	1,685,000	1,696,452
Bank of Montreal (Canada)
6.28% (SOFR + 1.33%), 06/05/2026(b)(c)	2,429,000	2,456,437
6.08% (SOFR + 1.16%), 12/11/2026(b)	3,000,000	3,033,847
Bank of Nova Scotia (The) (Canada)
5.53% (SOFR + 0.55%), 03/02/2026(b)	2,500,000	2,502,448
5.25%, 06/12/2028(c)	2,500,000	2,546,426
Banque Federative du Credit Mutuel S.A. (France), 6.25% (SOFR + 1.40%), 07/13/2026(b)(d)	4,200,000	4,251,540
Barclays PLC (United Kingdom)
6.79% (SOFR + 1.88%), 09/13/2027(b)(c)	2,500,000	2,552,783
6.40% (SOFR + 1.49%), 03/12/2028(b)(c)	6,500,000	6,583,083
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
October 31, 2024
	Principal Amount	Value
Diversified Banks-(continued)
BPCE S.A. (France), 6.83% (SOFR + 1.98%), 10/19/2027(b)(c)(d)	$6,000,000	$6,107,217
Citigroup, Inc.
6.11% (3 mo. Term SOFR + 1.51%), 07/01/2026(b)	1,882,000	1,893,864
6.28% (SOFR + 1.28%), 02/24/2028(b)(c)	6,077,000	6,147,566
Commonwealth Bank of Australia (Australia), 5.42% (SOFR + 0.52%), 06/15/2026(b)(c)(d)	3,000,000	3,004,054
HSBC Holdings PLC (United Kingdom)
6.38% (SOFR + 1.43%), 03/10/2026(b)(c)	4,500,000	4,519,146
6.59% (3 mo. Term SOFR + 1.64%), 09/12/2026(b)	5,000,000	5,043,791
6.68% (SOFR + 1.57%), 08/14/2027(b)	2,500,000	2,535,774
HSBC USA, Inc., 5.93% (SOFR + 0.96%), 03/04/2027(b)(c)	5,000,000	5,027,793
ING Groep N.V. (Netherlands)
6.50% (SOFR + 1.64%), 03/28/2026(b)	3,500,000	3,517,190
5.87% (SOFR + 1.01%), 04/01/2027(b)(c)	4,214,000	4,234,053
6.48% (SOFR + 1.56%), 09/11/2027(b)(c)	6,500,000	6,596,927
JPMorgan Chase & Co.
5.54% (SOFR + 0.60%), 12/10/2025(b)(c)	3,000,000	3,001,788
6.17% (SOFR + 1.32%), 04/26/2026(b)	2,400,000	2,411,557
6.05% (SOFR + 1.20%), 01/23/2028(b)	1,667,000	1,681,647
6.20% (SOFR + 1.18%), 02/24/2028(b)(c)	3,500,000	3,535,286
5.77% (SOFR + 0.92%), 04/22/2028(b)	7,500,000	7,534,188
5.78% (SOFR + 0.93%), 07/22/2028(b)	5,000,000	5,031,695
KeyCorp, 6.28% (SOFR + 1.25%), 05/23/2025(b)(c)	7,500,000	7,522,806
Lloyds Banking Group PLC (United Kingdom)
6.70% (SOFR + 1.56%), 08/07/2027(b)	3,158,000	3,203,050
6.44% (SOFR + 1.58%), 01/05/2028(b)	4,500,000	4,566,078
Macquarie Bank Ltd. (Australia), 6.15% (SOFR + 1.20%), 12/07/2026(b)(d)	4,000,000	4,053,183
Morgan Stanley Bank N.A.
6.02% (SOFR + 1.17%), 10/30/2026(b)(c)	4,000,000	4,055,509
5.89% (SOFR + 0.87%), 05/26/2028(b)	3,000,000	3,007,803
5.79% (SOFR + 0.94%), 07/14/2028(b)(c)	5,000,000	5,020,325
National Australia Bank Ltd. (Australia), 5.54% (SOFR + 0.62%), 06/11/2027(b)(d)	4,000,000	4,010,327
	Principal Amount	Value
Diversified Banks-(continued)
NatWest Group PLC (United Kingdom), 6.37% (SOFR + 1.30%), 11/15/2028(b)	$3,500,000	$3,529,244
Royal Bank of Canada (Canada)
5.93% (SOFR + 1.08%), 07/20/2026(b)(c)	5,500,000	5,562,769
5.80% (SOFR + 0.95%), 01/19/2027(b)	2,917,000	2,937,301
Societe Generale S.A. (France)
5.90% (SOFR + 1.05%), 01/21/2026(b)(d)	4,500,000	4,505,834
6.51% (SOFR + 1.66%), 01/19/2028(b)(d)	5,000,000	5,055,222
Standard Chartered Bank (United Kingdom), 5.53% (SOFR + 0.65%), 10/08/2026(b)	3,000,000	3,001,223
Standard Chartered PLC (United Kingdom)
6.60% (SOFR + 1.74%), 03/30/2026(b)(c)(d)	3,108,000	3,120,374
6.78% (SOFR + 1.93%), 07/06/2027(b)(c)(d)	6,500,000	6,615,560
7.14% (SOFR + 2.03%), 02/08/2028(b)(c)(d)	4,000,000	4,098,115
6.25% (SOFR + 1.17%), 05/14/2028(b)(c)(d)	4,000,000	4,024,467
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.28% (SOFR + 1.43%), 01/13/2026(b)(c)	2,000,000	2,025,061
Svenska Handelsbanken AB (Sweden)
6.15% (SOFR + 1.25%), 06/15/2026(b)(c)(d)	1,275,000	1,292,651
5.66% (SOFR + 0.66%), 05/28/2027(b)(c)(d)	5,000,000	5,019,971
Toronto-Dominion Bank (The) (Canada), 5.93% (SOFR + 1.08%), 07/17/2026(b)	1,839,000	1,854,163
USB Realty Corp., 6.07% (3 mo. Term SOFR + 1.41%)(b)(d)(e)	1,100,000	862,395
Wells Fargo & Co.
6.17% (SOFR + 1.32%), 04/25/2026(b)(c)	2,000,000	2,006,847
5.92% (SOFR + 1.07%), 04/22/2028(b)	7,000,000	7,045,157
Wells Fargo Bank N.A., 5.99% (SOFR + 1.07%), 12/11/2026(b)	3,000,000	3,032,466
		221,617,765
Diversified Capital Markets-0.38%
Deutsche Bank AG (Germany), 6.28% (SOFR + 1.22%), 11/16/2027(b)	4,050,000	4,035,717
Diversified Metals & Mining-0.57%
Glencore Funding LLC (Australia), 5.92% (SOFR + 1.06%), 04/04/2027(b)(c)(d)	6,023,000	6,067,961
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
October 31, 2024
	Principal Amount	Value
Electric Utilities-2.26%
National Rural Utilities Cooperative Finance Corp.
5.65% (SOFR + 0.80%), 02/05/2027(b)(c)	$5,000,000	$5,024,682
5.72% (SOFR + 0.82%), 09/16/2027(b)	4,000,000	4,034,934
NextEra Energy Capital Holdings, Inc., 5.61% (SOFR + 0.76%), 01/29/2026(b)(c)	6,273,000	6,294,789
Pacific Gas and Electric Co., 5.91% (SOFR + 0.95%), 09/04/2025(b)(c)	6,000,000	6,014,107
Pinnacle West Capital Corp., 5.76% (SOFR + 0.82%), 06/10/2026(b)(c)	2,676,000	2,686,686
		24,055,198
Integrated Telecommunication Services-0.11%
Verizon Communications, Inc., 5.66% (SOFR + 0.79%), 03/20/2026(b)(c)	1,116,000	1,121,441
Investment Banking & Brokerage-2.73%
Charles Schwab Corp. (The)
5.62% (SOFR + 0.52%), 05/13/2026(b)	6,608,000	6,612,549
6.03% (SOFR + 1.05%), 03/03/2027(b)	4,000,000	4,034,293
Goldman Sachs Group, Inc. (The)
5.75% (SOFR + 0.81%), 03/09/2027(b)	2,460,000	2,467,615
5.76% (SOFR + 0.82%), 09/10/2027(b)	3,500,000	3,506,359
6.63% (3 mo. Term SOFR + 2.01%), 10/28/2027(b)	1,220,000	1,249,990
6.75% (SOFR + 1.85%), 03/15/2028(b)(c)	3,500,000	3,577,565
Morgan Stanley, 5.87% (SOFR + 1.02%), 04/13/2028(b)(c)	7,500,000	7,548,398
		28,996,769
Life & Health Insurance-5.39%
Athene Global Funding
5.57% (SOFR + 0.72%), 01/07/2025(b)(d)	3,500,000	3,499,791
5.96% (SOFR + 0.85%), 05/08/2026(b)(d)	6,000,000	5,991,705
6.04% (SOFR + 1.03%), 08/27/2026(b)(d)	6,000,000	6,009,895
6.07% (SOFR + 1.21%), 03/25/2027(b)(d)	5,000,000	5,033,360
Corebridge Global Funding, 6.16% (SOFR + 1.30%), 09/25/2026(b)(d)	4,120,000	4,165,996
GA Global Funding Trust, 6.21% (SOFR + 1.36%), 04/11/2025(b)(d)	5,820,000	5,841,969
MassMutual Global Funding II, 5.59% (SOFR + 0.74%), 04/09/2027(b)(d)	2,500,000	2,513,042
New York Life Global Funding, 5.42% (SOFR + 0.48%), 06/09/2026(b)(d)	4,000,000	4,007,798
	Principal Amount	Value
Life & Health Insurance-(continued)
Pacific Life Global Funding II
5.66% (SOFR + 0.80%), 03/30/2025(b)(d)	$2,000,000	$2,004,278
5.59% (SOFR + 0.62%), 06/04/2026(b)(d)	4,222,000	4,229,876
5.90% (SOFR + 1.05%), 07/28/2026(b)(d)	2,040,000	2,057,033
5.70% (SOFR + 0.85%), 02/05/2027(b)(d)	6,500,000	6,529,192
Protective Life Global Funding
5.84% (SOFR + 0.98%), 03/28/2025(b)(d)	2,425,000	2,432,317
5.55% (SOFR + 0.70%), 04/10/2026(b)(d)	3,000,000	3,008,991
		57,325,243
Pharmaceuticals-0.10%
Bristol-Myers Squibb Co., 5.54% (SOFR + 0.49%), 02/20/2026(b)(c)	1,047,000	1,048,913
Soft Drinks & Non-alcoholic Beverages-0.48%
Keurig Dr Pepper, Inc., 5.78% (SOFR + 0.88%), 03/15/2027(b)	5,000,000	5,041,194
Total U.S. Dollar Denominated Bonds & Notes (Cost $462,469,338)		465,243,218
U.S. Treasury Securities-21.71%
U.S. Treasury Floating Rate Notes-21.71%
4.74% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%), 01/31/2026(b)	73,500,000	73,535,463
4.64% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%), 04/30/2026(b)	137,500,000	137,398,346
4.67% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%), 07/31/2026(b)	19,750,000	19,742,673
Total U.S. Treasury Securities (Cost $230,810,695)		230,676,482

Asset-Backed Securities-18.52%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(f)	26,081	25,869
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 01/21/2031(d)	3,214,337	3,239,097
Avis Budget Rental Car Funding (AESOP) LLC, Series 2020-2A, Class C, 4.25%, 02/20/2027(d)	1,300,000	1,279,845
BAMLL Commercial Mortgage Securities Trust, Series 2022-DKLX, Class A, 5.95% (1 mo. Term SOFR + 1.15%), 01/15/2039(b)(d)	1,000,000	995,408
BBCMS Mortgage Trust, Series 2019- BWAY, Class B, 6.23% (1 mo. Term SOFR + 1.42%), 11/15/2034(b)(d)	3,250,000	341,250
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
October 31, 2024
	Principal Amount	Value

Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7, Class 6A, 6.54%, 10/25/2033(f)	$81,427	$77,669
Series 2003-8, Class 4A1, 6.73%, 01/25/2034(f)	104,588	103,447
BIG Commercial Mortgage Trust, Series 2022, Class A, 6.15% (1 mo. Term SOFR + 1.34%), 02/15/2039(b)(d)	1,533,726	1,528,030
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, 5.85% (1 mo. Term SOFR + 1.04%), 10/15/2037(b)(d)	1,017,216	1,015,000
Series 2021-ACNT, Class B, 6.17% (1 mo. Term SOFR + 1.36%), 11/15/2038(b)(d)	3,484,999	3,469,196
Series 2021-VINO, Class B, 5.77% (1 mo. Term SOFR + 0.97%), 05/15/2038(b)(d)	1,645,000	1,634,899
Series 2021-VOLT, Class A, 5.62% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(d)	700,000	696,410
Series 2021-VOLT, Class B, 5.87% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(d)	3,252,772	3,228,504
Series 2021-VOLT, Class C, 6.02% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(d)	3,000,000	2,977,810
Series 2021-VOLT, Class D, 6.57% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(d)	1,250,000	1,241,040
BX Trust
Series 2021-LGCY, Class B, 5.77% (1 mo. Term SOFR + 0.97%), 10/15/2036(b)(d)	3,630,000	3,582,962
Series 2022-IND, Class C, 7.09% (1 mo. Term SOFR + 2.29%), 04/15/2037(b)(d)	2,518,443	2,515,488
Series 2022-LBA6, Class B, 6.09% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(d)	1,000,000	994,568
CCG Receivables Trust, Series 2023-2, Class A2, 6.28%, 04/14/2032(d)	2,672,290	2,712,275
Chase Home Lending Mortgage Trust
Series 2024-6, Class A11, 6.11% (30 Day Average SOFR + 1.25%), 05/25/2055(b)(d)	4,649,023	4,654,980
Series 2024-7, Class A11, 6.16% (30 Day Average SOFR + 1.30%), 06/25/2055(b)(d)	4,801,375	4,806,097
Citigroup Mortgage Loan Trust, Series 2024-1, Class A11, 6.21% (30 Day Average SOFR + 1.35%), 07/25/2054(b)(d)	4,686,353	4,700,094
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 5.50% (1 mo. Term SOFR + 0.76%), 09/25/2042(b)(d)	141,717	138,719
	Principal Amount	Value

Series 2018-AGS, Class A2, 5.35% (1 mo. Term SOFR + 0.61%), 02/25/2044(b)(d)	$237,335	$234,159
Series 2018-CGS, Class A2, 5.65% (1 mo. Term SOFR + 0.91%), 02/25/2046(b)(d)	584,986	577,963
CPS Auto Receivables Trust, Series 2023-D, Class C, 7.17%, 01/15/2030(d)	4,000,000	4,115,924
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 5.77% (30 Day Average SOFR + 0.91%), 10/25/2056(b)(d)	240,963	240,233
Extended Stay America Trust, Series 2021-ESH, Class B, 6.30% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(d)	4,444,285	4,448,420
Ford Credit Auto Lease Trust, Series 2024-B, Class B, 5.18%, 02/15/2028	5,000,000	5,046,880
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2, 6.26% (30 Day Average SOFR + 1.25%), 05/15/2028(b)(d)	2,500,000	2,526,299
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 6.16% (30 Day Average SOFR + 1.15%), 06/15/2028(b)(d)	4,000,000	4,036,478
GS Mortgage Securities Corp. Trust
Series 2018-TWR, Class A, 6.00% (1 mo. Term SOFR + 1.20%), 07/15/2031(b)(d)	3,000,000	2,544,000
Series 2021-ROSS, Class A, 6.22% (1 mo. Term SOFR + 1.41%), 05/15/2026(b)(d)	2,500,000	2,337,171
Hertz Vehicle Financing LLC
Series 2021-1A, Class B, 1.56%, 12/26/2025(d)	1,616,667	1,608,657
Series 2021-1A, Class C, 2.05%, 12/26/2025(d)	1,333,333	1,326,063
HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 6.35% (1 mo. Term SOFR + 1.54%), 05/15/2037(b)(d)	3,500,000	3,503,238
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 07/21/2031(d)	1,500,000	1,537,992
Invitation Homes Trust, Series 2018- SFR4, Class C, 6.32% (1 mo. Term SOFR + 1.51%), 01/17/2038(b)(d)	2,999,862	2,999,636
J.P. Morgan Mortgage Trust, Series 2024-9, Class A11, 6.21% (30 Day Average SOFR + 1.35%), 02/25/2055(b)(d)	3,000,000	2,955,587
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 6.31% (1 mo. Term SOFR + 1.51%), 06/15/2035(b)(d)	2,385,000	1,860,013
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
October 31, 2024
	Principal Amount	Value

JP Morgan Mortgage Trust
Series 2019-6, Class A11, 5.75% (1 mo. Term SOFR + 1.01%), 12/25/2049(b)(d)	$49,092	$46,972
Series 2019-INV2, Class A1, 5.75% (1 mo. Term SOFR + 1.01%), 02/25/2050(b)(d)	167,186	159,874
Series 2019-INV3, Class A11, 5.85% (1 mo. Term SOFR + 1.11%), 05/25/2050(b)(d)	75,177	71,973
Series 2019-LTV3, Class A1, 5.70% (1 mo. Term SOFR + 0.96%), 03/25/2050(b)(d)	17,574	17,431
Series 2020-8, Class A11, 6.18% (30 Day Average SOFR + 0.90%), 03/25/2051(b)(d)	185,571	175,022
Series 2020-LTV1, Class A11, 5.97% (1 mo. Term SOFR + 1.11%), 06/25/2050(b)(d)	7,332	7,284
Series 2021-1, Class A11, 5.93% (30 Day Average SOFR + 0.65%), 06/25/2051(b)(d)	585,777	545,088
Series 2024-5, Class A11, 6.11% (30 Day Average SOFR + 1.25%), 11/25/2054(b)(d)	5,617,313	5,621,671
Life Mortgage Trust, Series 2021-BMR, Class A, 5.62% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(d)	2,775,970	2,736,065
MED Commercial Mortgage Trust, Series 2024-MOB, Class A, 6.40% (1 mo. Term SOFR + 1.59%), 05/15/2041(b)(d)	5,000,000	4,992,654
Mello Mortgage Capital Acceptance Trust, Series 2021-INV2, Class A1, 5.00% (30 Day Average SOFR + 0.95%), 08/25/2051(b)(d)	2,779,823	2,593,552
Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 05/20/2036(d)	1,904,208	1,924,757
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 5.49% (1 mo. Term SOFR + 0.75%), 10/25/2028(b)	35,441	33,396
Series 2005-A2, Class A5, 5.52%, 02/25/2035(f)	38,486	36,083
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 6.02% (1 mo. Term SOFR + 1.22%), 04/15/2038(b)(d)	2,800,000	2,787,512
MHP, Series 2021-STOR, Class C, 5.97% (1 mo. Term SOFR + 1.16%), 07/15/2038(b)(d)	4,353,000	4,309,890
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 5.82% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(d)	2,500,000	2,479,671
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-4, Class AF, 6.21% (30 Day Average SOFR + 1.35%), 09/25/2054(b)(d)	5,000,000	4,796,158
	Principal Amount	Value

MSC Trust, Series 2021-ILP, Class A, 5.70% (1 mo. Term SOFR + 0.89%), 11/15/2036(b)(d)	$4,983,520	$4,949,177
Navient Student Loan Trust
Series 2021-1A, Class A1B, 5.57% (30 Day Average SOFR + 0.71%), 12/26/2069(b)(d)	4,084,908	4,038,804
Series 2021-2A, Class A1B, 5.52% (30 Day Average SOFR + 0.66%), 02/25/2070(b)(d)	1,077,599	1,064,354
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B, 5.79%, 04/25/2029(d)	2,080,000	2,102,020
Series 2024-1, Class C, 6.13%, 04/25/2029(d)	850,000	858,296
Nelnet Student Loan Trust
Series 2006-2, Class A7, 6.03% (90 Day Average SOFR + 0.84%), 01/26/2037(b)(d)	4,497,659	4,227,061
Series 2014-3A, Class A, 5.55% (30 Day Average SOFR + 0.69%), 06/25/2041(b)(d)	575,214	570,219
Series 2020-5A, Class A, 5.73% (1 mo. Term SOFR + 0.99%), 10/25/2068(b)(d)	3,433,500	3,432,398
Series 2021-A, Class A2, 5.90% (1 mo. Term SOFR + 1.14%), 04/20/2062(b)(d)	2,680,000	2,633,882
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 5.89% (30 Day Average SOFR + 0.90%), 03/15/2029(b)(d)	4,000,000	4,018,711
OBX Trust
Series 2018-EXP2, Class 2A2, 5.80% (1 mo. Term SOFR + 1.06%), 07/25/2058(b)(d)	62,742	62,672
Series 2019-EXP1, Class 2A1B, 5.92% (1 mo. Term SOFR + 1.06%), 01/25/2059(b)(d)	638,329	641,959
Series 2019-EXP1, Class 2A2, 6.12% (1 mo. Term SOFR + 1.26%), 01/25/2059(b)(d)	63,833	64,541
Series 2019-EXP2, Class 2A2, 6.17% (1 mo. Term SOFR + 1.31%), 06/25/2059(b)(d)	165,315	163,882
Series 2019-INV2, Class A11, 5.92% (1 mo. Term SOFR + 1.06%), 05/27/2049(b)(d)	2,817,126	2,712,590
Series 2020-EXP1, Class 2A2, 5.80% (1 mo. Term SOFR + 1.06%), 02/25/2060(b)(d)	233,179	224,277
Series 2020-EXP3, Class 2A2, 6.05% (1 mo. Term SOFR + 1.31%), 01/25/2060(b)(d)	268,522	270,827
Series 2020-INV1, Class A11, 5.87% (1 mo. Term SOFR + 1.01%), 12/25/2049(b)(d)	179,463	170,742
Series 2024-NQM5, Class A1, 5.99%, 01/25/2064(d)(g)	876,297	880,532
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
October 31, 2024
	Principal Amount	Value

OneMain Financial Issuance Trust, Series 2023-2A, Class A2, 6.51% (30 Day Average SOFR + 1.50%), 09/15/2036(b)(d)	$4,000,000	$4,060,291
RLGH Trust, Series 2021-TROT, Class B, 6.08% (1 mo. Term SOFR + 1.28%), 04/15/2036(b)(d)	3,000,000	2,976,558
SMB Private Education Loan Trust
Series 2019-B, Class A2B, 5.92% (1 mo. Term SOFR + 1.11%), 06/15/2037(b)(d)	1,333,357	1,333,432
Series 2020-A, Class A2B, 5.73% (1 mo. Term SOFR + 0.94%), 09/15/2037(b)(d)	871,114	867,542
Series 2021-A, Class A2A2, 5.63% (1 mo. Term SOFR + 0.84%), 01/15/2053(b)(d)	2,654,556	2,620,100
Series 2022-B, Class A1B, 6.46% (30 Day Average SOFR + 1.45%), 02/16/2055(b)(d)	1,962,652	1,976,077
Series 2022-C, Class A1B, 6.86% (30 Day Average SOFR + 1.85%), 05/16/2050(b)(d)	1,934,427	1,965,527
Series 2023-C, Class A1B, 6.54% (30 Day Average SOFR + 1.55%), 11/15/2052(b)(d)	1,631,455	1,651,718
Series 2024-D, Class A1B, 6.09% (30 Day Average SOFR + 1.10%), 07/15/2053(b)(d)	3,867,273	3,882,784
Series 2024-F, Class A1B, (30 Day Average SOFR + 1.00%)03/16/2054(b)(d)	7,500,000	7,514,812
SMRT, Series 2022-MINI, Class B, 6.15% (1 mo. Term SOFR + 1.35%), 01/15/2039(b)(d)	4,655,000	4,608,722
Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 07/20/2027(d)	3,500,000	3,533,253
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 4.52%, 06/25/2034(f)	40,582	37,231
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL, 6.45% (1 mo. Term SOFR + 1.66%), 01/15/2059(b)(d)	2,500,000	2,484,642
Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/2028(d)	3,000,000	3,071,287
Total Asset-Backed Securities (Cost $199,844,062)		196,863,343

Agency Credit Risk Transfer Notes-12.25%
Fannie Mae Connecticut Avenue Securities
Series 2021-R03, Class 1M1, 5.71% (30 Day Average SOFR + 0.85%), 12/25/2041(b)(d)(h)	1,422,721	1,422,057
Series 2022-R01, Class 1M1, 5.86% (30 Day Average SOFR + 1.00%), 12/25/2041(b)(d)(h)	1,641,242	1,641,063
	Principal Amount	Value

Series 2022-R01, Class 1M2, 6.76% (30 Day Average SOFR + 1.90%), 12/25/2041(b)(d)(h)	$4,994,000	$5,060,331
Series 2022-R02, Class 2M1, 6.06% (30 Day Average SOFR + 1.20%), 01/25/2042(b)(d)(h)	1,190,096	1,191,394
Series 2022-R02, Class 2M2, 7.86% (30 Day Average SOFR + 3.00%), 01/25/2042(b)(d)(h)	4,000,000	4,106,174
Series 2022-R03, Class 1M1, 6.96% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(d)(h)	1,121,523	1,139,763
Series 2022-R04, Class 1M1, 6.86% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(d)(h)	1,519,868	1,539,382
Series 2022-R04, Class 1M2, 7.96% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(d)(h)	3,400,000	3,535,144
Series 2022-R05, Class 2M1, 6.76% (30 Day Average SOFR + 1.90%), 04/25/2042(b)(d)(h)	1,422,707	1,432,312
Series 2022-R05, Class 2M2, 7.86% (30 Day Average SOFR + 3.00%), 04/25/2042(b)(d)(h)	1,750,000	1,807,257
Series 2022-R06, Class 1M1, 7.61% (30 Day Average SOFR + 2.75%), 05/25/2042(b)(d)(h)	922,281	945,684
Series 2022-R07, Class 1M1, 7.81% (30 Day Average SOFR + 2.95%), 06/25/2042(b)(d)(h)	2,367,019	2,437,409
Series 2022-R08, Class 1M1, 7.41% (30 Day Average SOFR + 2.55%), 07/25/2042(b)(d)(h)	2,189,926	2,245,922
Series 2023-R01, Class 1M1, 7.26% (30 Day Average SOFR + 2.40%), 12/25/2042(b)(d)(h)	4,154,557	4,262,105
Series 2023-R01, Class 1M2, 8.61% (30 Day Average SOFR + 3.75%), 12/25/2042(b)(d)(h)	1,225,000	1,308,100
Series 2023-R02, Class 1M1, 7.16% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(d)(h)	906,627	929,161
Series 2023-R02, Class 1M2, 8.21% (30 Day Average SOFR + 3.35%), 01/25/2043(b)(d)(h)	700,000	741,227
Series 2023-R03, Class 2M1, 7.36% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(d)(h)	3,333,980	3,392,758
Series 2023-R04, Class 1M1, 7.16% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(d)(h)	3,397,638	3,473,855
Series 2023-R04, Class 1M2, 8.41% (30 Day Average SOFR + 3.55%), 05/25/2043(b)(d)(h)	4,000,000	4,268,900
Series 2023-R05, Class 1M1, 6.76% (30 Day Average SOFR + 1.90%), 06/25/2043(b)(d)(h)	1,119,543	1,131,910
Series 2023-R05, Class 1M2, 7.96% (30 Day Average SOFR + 3.10%), 06/25/2043(b)(d)(h)	1,100,000	1,151,879
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
October 31, 2024
	Principal Amount	Value

Series 2023-R06, Class 1M1, 6.56% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(d)(h)	$1,448,692	$1,453,954
Series 2023-R06, Class 1M2, 7.56% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(d)(h)	5,680,000	5,883,642
Series 2023-R07, Class 2M2, 8.11% (30 Day Average SOFR + 3.25%), 09/25/2043(b)(d)(h)	2,500,000	2,612,448
Series 2023-R08, Class 1M1, 6.36% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(d)(h)	1,386,359	1,390,557
Series 2023-R08, Class 1M2, 7.36% (30 Day Average SOFR + 2.50%), 10/25/2043(b)(d)(h)	780,000	802,200
Series 2024-R04, Class 1M1, 5.96% (30 Day Average SOFR + 1.10%), 05/25/2044(b)(d)(h)	1,855,983	1,856,982
Freddie Mac
Series 2021-DNA5, Class M2, STACR®, 6.51% (30 Day Average SOFR + 1.65%), 01/25/2034(b)(d)(i)	1,934,729	1,943,630
Series 2021-DNA6, Class M2, STACR®, 6.36% (30 Day Average SOFR + 1.50%), 10/25/2041(b)(d)(i)	5,571,181	5,592,194
Series 2022-DNA2, Class M1A, STACR®, 6.16% (30 Day Average SOFR + 1.30%), 02/25/2042(b)(d)(i)	1,140,004	1,143,107
Series 2022-DNA2, Class M1B, STACR®, 7.26% (30 Day Average SOFR + 2.40%), 02/25/2042(b)(d)(i)	4,250,000	4,350,009
Series 2022-DNA3, Class M1A, STACR®, 6.86% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(d)(i)	2,007,492	2,030,702
Series 2022-DNA3, Class M1B, STACR®, 7.76% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(d)(i)	4,730,000	4,898,441
Series 2022-DNA4, Class M1, STACR®, 8.21% (30 Day Average SOFR + 3.35%), 05/25/2042(b)(d)(i)	2,500,000	2,606,467
Series 2022-DNA4, Class M1A, STACR®, 7.06% (30 Day Average SOFR + 2.20%), 05/25/2042(b)(d)(i)	1,565,154	1,591,382
Series 2022-DNA5, Class M1A, STACR®, 7.81% (30 Day Average SOFR + 2.95%), 06/25/2042(b)(d)(i)	5,395,378	5,530,434
Series 2022-DNA6, Class M1, STACR®, 8.56% (30 Day Average SOFR + 3.70%), 09/25/2042(b)(d)(i)	2,750,000	2,900,818
Series 2022-HQA1, Class M1A, STACR®, 6.96% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(d)(i)	1,554,667	1,567,614
Series 2022-HQA2, Class M1A, STACR®, 7.51% (30 Day Average SOFR + 2.65%), 07/25/2042(b)(d)(i)	1,140,083	1,168,717
Series 2022-HQA3, Class M1, STACR®, 7.16% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(d)(i)	1,270,528	1,297,691
	Principal Amount	Value

Series 2023-DNA1, Class M1, STACR®, 7.96% (30 Day Average SOFR + 3.10%), 03/25/2043(b)(d)(i)	$2,775,000	$2,912,624
Series 2023-DNA1, Class M1, STACR®, 6.96% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)(i)	1,977,150	1,998,238
Series 2023-DNA2, Class M1, STACR®, 6.96% (30 Day Average SOFR + 2.10%), 04/25/2043(b)(d)(i)	2,054,377	2,090,646
Series 2023-HQA1, Class M1, STACR®, 6.86% (30 Day Average SOFR + 2.00%), 05/25/2043(b)(d)(i)	4,670,575	4,713,922
Series 2023-HQA2, Class M1, STACR®, 6.86% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(d)(i)	1,207,394	1,213,570
Series 2023-HQA2, Class M1, STACR®, 8.21% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(d)(i)	2,500,000	2,616,384
Series 2023-HQA3, Class M2, STACR®, 6.71% (30 Day Average SOFR + 1.85%), 11/25/2043(b)(d)(i)	966,957	972,777
Series 2023-HQA3, Class M2, STACR®, 8.21% (30 Day Average SOFR + 3.35%), 11/25/2043(b)(d)(i)	6,000,000	6,305,750
Series 2024-DNA2, Class M1, STACR®, 6.06% (30 Day Average SOFR + 1.20%), 05/25/2044(b)(d)(i)	3,966,342	3,976,966
Series 2024-DNA3, Class A1, STACR®, 6.08% (30 Day Average SOFR + 1.05%), 10/25/2044(b)(d)(i)	1,250,000	1,253,516
Series 2024-HQA2, Class M1, STACR®, 6.06% (30 Day Average SOFR + 1.20%), 08/25/2044(b)(d)(i)	2,369,146	2,372,453
Total Agency Credit Risk Transfer Notes (Cost $127,859,822)		130,211,622
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.08%
Collateralized Mortgage Obligations-1.59%
Fannie Mae REMICs
5.27% (30 Day Average SOFR + 0.41%), 04/25/2035(b)	342,898	342,567
5.78%, (30 Day Average SOFR + 0.43%), 01/25/45 to 12/25/47(b)	590,640	575,539
5.47% (30 Day Average SOFR + 0.61%), 05/25/2046(b)	193,341	191,262
5.76% (30 Day Average SOFR + 0.41%), 09/25/2047(b)	480,257	472,538
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN2, Class M1, 6.66% (30 Day Average SOFR + 1.80%), 07/25/2041(b)(d)	3,263,723	3,154,131
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series KF151, Class AS, 5.67% (30 Day Average SOFR + 0.51%), 12/25/2032(b)	826,242	803,938
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
October 31, 2024
	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Series KF158, Class AS, 5.88% (30 Day Average SOFR + 0.72%), 07/25/2033(b)	$4,773,830	$4,799,083
Series KF35, Class A, 5.67% (30 Day Average SOFR + 0.50%), 10/25/2025(b)	654,998	654,539
Series KF65, Class A, 5.80% (30 Day Average SOFR + 0.63%), 07/25/2029(b)	1,457,691	1,459,589
Series KF81, Class AS, 5.56% (30 Day Average SOFR + 0.40%), 06/25/2027(b)	623,750	622,939
Series Q008, Class A, 5.67% (30 Day Average SOFR + 0.50%), 10/25/2045(b)	246,322	246,192
Freddie Mac REMICs
5.81% (30 Day Average SOFR + 0.46%), 09/15/2038(b)	427,410	421,146
5.91% (30 Day Average SOFR + 0.56%), 09/15/2040(b)	375,968	365,299
5.62% (30 Day Average SOFR + 0.61%), 06/15/2041(b)	130,327	129,152
5.78% (30 Day Average SOFR + 0.43%), 08/15/2043(b)	455,816	450,346
5.47% (30 Day Average SOFR + 0.46%), 01/15/2048(b)	2,288,800	2,236,394
		16,924,654
Federal Home Loan Mortgage Corp. (FHLMC)-0.92%
ARM, 6.33% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 06/01/2037(b)	182,261	185,595
ARM, 7.06% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.73%), 11/01/2038(b)	208,917	215,774
ARM, 6.76% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2043(b)	180,860	187,506
ARM, 6.88% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.75%), 11/01/2047(b)	3,124,303	3,232,568
ARM, 4.50% (1 yr. U.S. Treasury Yield Curve Rate + 2.16%), 11/01/2048(b)	2,806,018	2,903,435
ARM, 6.73% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.63%), 01/01/2049(b)	2,989,100	3,081,797
		9,806,675
Federal National Mortgage Association (FNMA)-0.30%
ARM, 6.02% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 02/01/2035(b)	42,124	42,652
ARM, 7.25% (1 yr. U.S. Treasury Yield Curve Rate + 2.39%), 07/01/2035(b)	483,882	503,135
	Principal Amount	Value
Federal National Mortgage Association (FNMA)-(continued)
ARM, 7.31% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 07/01/2035(b)	$27,402	$27,740
ARM, 7.22% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 10/01/2036(b)	119,301	120,652
ARM, 6.50% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.75%), 03/01/2037(b)	132,209	134,032
ARM, 6.58% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.46%), 11/01/2037(b)	65,057	65,796
ARM, 5.45% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(b)	2,178,053	2,240,628
		3,134,635
Government National Mortgage Association (GNMA)-0.27%
ARM, 4.37% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 08/20/2049(b)	2,856,914	2,863,787
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $32,593,845)		32,729,751
	Shares
Money Market Funds-0.98%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(j)(k) (Cost $10,381,524)	10,381,524	10,381,524
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.32% (Cost $1,063,959,286)		1,066,105,940
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.29%
Invesco Private Government Fund, 4.84%(j)(k)(l)	12,816,702	12,816,702
Invesco Private Prime Fund, 4.99%(j)(k)(l)	32,759,571	32,769,399
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,588,125)		45,586,101
TOTAL INVESTMENTS IN SECURITIES-104.61% (Cost $1,109,547,411)		1,111,692,041
OTHER ASSETS LESS LIABILITIES-(4.61)%		(48,967,462)
NET ASSETS-100.00%		$1,062,724,579
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
October 31, 2024
Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
IBOR	-Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2024.
(c)	All or a portion of this security was out on loan at October 31, 2024.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $495,612,802, which represented 46.64% of the Fund’s Net Assets.

(e)	Perpetual bond with no specified maturity date.
(f)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on October 31, 2024.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(i)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,549,222	$390,927,358	$(384,095,056)	$-	$-	$10,381,524	$446,868
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,111,416	102,416,952	(94,711,666)	-	-	12,816,702	426,920 *
Invesco Private Prime Fund	13,146,985	238,917,329	(219,293,369)	(1,562)	16	32,769,399	1,137,315 *
Total	$21,807,623	$732,261,639	$(698,100,091)	$(1,562)	$16	$55,967,625	$2,011,103

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2024

	Invesco AAA CLO Floating Rate Note ETF (ICLO)	Invesco Active U.S. Real Estate ETF (PSR)	Invesco High Yield Bond Factor ETF (IHYF)
Assets:
Unaffiliated investments in securities, at value(a)	$173,632,235	$67,547,022	$50,920,627
Affiliated investments in securities, at value	2,443,229	8,303,830	12,784,097
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	-	-	-
Due from broker	-	-	-
Foreign currencies, at value	-	-	26
Cash collateral-centrally cleared swap agreements	-	-	100,100
Receivable for:
Dividends and interest	661,037	14,253	795,622
Securities lending	-	710	4,726
Investments sold	-	-	110,000
Expenses absorbed	-	-	-
Foreign tax reclaims	-	-	-
Investments matured, at value	-	-	0
Total assets	176,736,501	75,865,815	64,715,198
Liabilities:
Due to broker	-	-	-
Payable for:
Variation margin on futures contracts	-	-	4,436
Investments purchased	-	-	-
Collateral upon return of securities loaned	-	8,281,038	12,271,704
Accrued unitary management fees	27,200	20,328	17,376
Total liabilities	27,200	8,301,366	12,293,516
Net Assets	$176,709,301	$67,564,449	$52,421,682
Net assets consist of:
Shares of beneficial interest	$176,040,971	$83,784,444	$56,287,690
Distributable earnings (loss)	668,330	(16,219,995)	(3,866,008)
Net Assets	$176,709,301	$67,564,449	$52,421,682
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,900,001	710,000	2,330,001
Net asset value	$25.61	$95.16	$22.50
Market price	$25.64	$95.21	$22.52
Unaffiliated investments in securities, at cost	$173,174,044	$62,637,409	$50,087,977
Affiliated investments in securities, at cost	$2,443,229	$8,303,965	$12,784,745
Foreign currencies, at cost	$-	$-	$26
Investments matured, at cost	$-	$-	$89,338
(a)Includes securities on loan with an aggregate value of:	$-	$7,982,215	$11,792,123
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Select ETF (HIYS)	Invesco MSCI EAFE Income Advantage ETF (EFAA)	Invesco QQQ Income Advantage ETF (QQA)

$10,174,971	$94,967,313	$107,351,193
2,332,791	24,850,087	25,273,571

3,982	-	-
-	535	-
5,887	4,538	-
-	-	-

157,346	449,096	365,199
451	151	155
52,838	494,048	1,337,251
-	40,494	32,902
-	6,437	-
-	-	-
12,728,266	120,812,699	134,360,271

-	-	13,579

-	-	-
292,483	1,100,009	1,708,000
2,231,894	286,821	594,223
4,148	40,494	32,902
2,528,525	1,427,324	2,348,704
$10,199,741	$119,385,375	$132,011,567

$9,995,668	$120,121,529	$129,508,262
204,073	(736,154)	2,503,305
$10,199,741	$119,385,375	$132,011,567
400,001	2,460,001	2,730,001
$25.50	$48.53	$48.36
$25.64	$48.59	$48.50
$9,949,082	$95,479,840	$103,637,388
$2,332,808	$24,850,087	$25,273,573
$5,826	$4,537	$-
$-	$-	$-
$2,155,037	$269,221	$557,657

Statements of Assets and Liabilities—(continued)
October 31, 2024

	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)	Invesco Short Duration Bond ETF (ISDB)
Assets:
Unaffiliated investments in securities, at value(a)	$82,276,954	$217,022,458	$9,614,967
Affiliated investments in securities, at value	24,243,934	57,995,752	964,757
Cash	-	867	-
Foreign currencies, at value	-	-	-
Deposits with brokers:
Cash collateral-futures contracts	10,446,130	-	-
Cash collateral-TBAs	-	-	-
Cash collateral-options	-	-	-
Receivable for:
Dividends and interest	134,288	778,436	109,462
Variation margin on futures contracts	54,019	-	282
Securities lending	162	803	431
Investments sold	-	1,971,858	12,802
Expenses absorbed	3,552	66,770	-
Foreign tax reclaims	-	471	-
Investments matured, at value	-	-	-
Other assets	-	-	-
Total assets	117,159,039	277,837,415	10,702,701
Liabilities:
Other investments:
Unrealized depreciation on futures contracts	160,707	-	-
Due to custodian	-	-	799
Due to broker	-	15,113	-
Payable for:
Investments purchased	54,019	3,234,000	94,925
Investments purchased - affiliated broker	-	-	-
Collateral upon return of securities loaned	1,165,344	6,807,091	625,312
Fund shares repurchased	1,897,397	-	-
Accrued unitary management fees	38,755	66,770	2,935
Accrued advisory fees	-	-	-
Accrued trustees’ and officer’s fees	-	-	-
Accrued expenses	-	-	-
Other payables	-	-	-
Total liabilities	3,316,222	10,122,974	723,971
Net Assets	$113,842,817	$267,714,441	$9,978,730
Net assets consist of:
Shares of beneficial interest	$191,987,160	$263,016,323	$9,998,898
Distributable earnings (loss)	(78,144,343)	4,698,118	(20,168)
Net Assets	$113,842,817	$267,714,441	$9,978,730
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,000,000	5,240,001	400,001
Net asset value	$37.95	$51.09	$24.95
Market price	$37.91	$51.09	$24.96
Unaffiliated investments in securities, at cost	$80,129,290	$209,893,305	$9,515,777
Affiliated investments in securities, at cost	$24,242,753	$57,973,917	$964,788
Foreign currencies, at cost	$-	$-	$-
Investments matured, at cost	$-	$-	$-
(a)Includes securities on loan with an aggregate value of:	$1,134,055	$6,538,927	$603,997
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)	Invesco Ultra Short Duration ETF (GSY)	Invesco Variable Rate Investment Grade ETF (VRIG)

$1,966,041,054	$2,217,474,037	$1,055,724,416
176,092,555	14,455,653	55,967,625
236,480,050	526,212	-
194,319	142	-

-	-	-
3,330,000	-	-
3,903,136	-	-

13,281,130	14,607,166	4,161,044
250,250	-	-
30,583	5,160	17,597
40,458,270	-	210,869
-	-	-
-	-	-
19,050	-	-
-	850	-
2,440,080,397	2,247,069,220	1,116,081,551

-	-	-
-	-	-
-	-	-

81,265,823	-	7,500,000
456,159,430	-	-
175,544,395	11,402,113	45,588,125
2,346,729	-	-
358,448	-	268,847
-	382,165	-
-	39,963	-
-	164,677	-
10,615	-	-
715,685,440	11,988,918	53,356,972
$1,724,394,957	$2,235,080,302	$1,062,724,579

$1,901,907,733	$2,255,965,274	$1,065,260,920
(177,512,776)	(20,884,972)	(2,536,341)
$1,724,394,957	$2,235,080,302	$1,062,724,579
36,750,000	44,600,000	42,350,001
$46.92	$50.11	$25.09
$46.94	$50.11	$25.10
$1,995,240,275	$2,210,131,653	$1,053,577,762
$176,092,978	$14,461,193	$55,969,649
$189,846	$150	$-
$201,246	$-	$-
$169,218,479	$11,069,107	$44,345,215

Statements of Operations
For the year ended October 31, 2024

	Invesco AAA CLO Floating Rate Note ETF (ICLO)	Invesco Active U.S. Real Estate ETF (PSR)	Invesco High Yield Bond Factor ETF (IHYF)	Invesco High Yield Select ETF (HIYS)
Investment income:
Unaffiliated interest income	$6,791,492	$-	$3,776,098	$707,508
Unaffiliated dividend income	-	2,369,125	-	183
Affiliated dividend income	63,721	1,178	26,980	25,482
Securities lending income, net	-	5,998	26,194	6,686
Foreign withholding tax	-	-	-	-
Total investment income	6,855,213	2,376,301	3,829,272	739,859
Expenses:
Unitary management fees	205,041	255,329	193,601	48,581
Less: Waivers	(68,158)	(22)	(485)	(188)
Net expenses	136,883	255,307	193,116	48,393
Net investment income	6,718,330	2,120,994	3,636,156	691,466
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	170,267	(9,602,623)	(341,552)	64,503
Affiliated investment securities	-	3,146	548	(4,115)
Unaffiliated in-kind redemptions	-	1,635,070	49,387	-
Affiliated in-kind redemptions	-	-	-	-
Short Sales	-	-	-	-
Foreign currencies	-	-	-	3,442
Forward foreign currency contracts	-	-	-	14,972
Futures contracts	-	-	82,521	-
Swap agreements	-	-	35,020	-
Written options	-	-	-	-
Net realized gain (loss)	170,267	(7,964,407)	(174,076)	78,802
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	85,931	25,464,494	3,693,962	552,104
Affiliated investment securities	-	526	(691)	(23)
Foreign currencies	-	-	-	146
Forward foreign currency contracts	-	-	-	(24,554)
Futures contracts	-	-	39,090	-
Swap agreements	-	-	(4,046)	-
Written options	-	-	-	-
Change in net unrealized appreciation (depreciation)	85,931	25,465,020	3,728,315	527,673
Net realized and unrealized gain (loss)	256,198	17,500,613	3,554,239	606,475
Net increase in net assets resulting from operations	$6,974,528	$19,621,607	$7,190,395	$1,297,941

(a)	For the period July 15, 2024 (commencement of investment operations) through October 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)(a)	Invesco QQQ Income Advantage ETF (QQA)(a)	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)(a)	Invesco Short Duration Bond ETF (ISDB)	Invesco Total Return Bond ETF (GTO)

$1,876,368	$3,185,535	$430,666	$5,424,702	$545,850	$62,249,694
621,137	179,583	1,316,189	939,742	2,233	284,981
325,399	320,809	1,084,544	709,276	27,325	28,384
179	238	2,913	1,087	8,351	253,735
(43,834)	(460)	(355)	(563)	-	-
2,779,249	3,685,705	2,833,957	7,074,244	583,759	62,816,794

122,029	90,438	476,215	196,989	34,827	6,751,923
(122,029)	(90,438)	(37,071)	(196,989)	(485)	(3,377,371)
-	-	439,144	-	34,342	3,374,552
2,779,249	3,685,705	2,394,813	7,074,244	549,417	59,442,242

(1,261,720)	(1,716,241)	25,747,560	(3,353,143)	18,362	24,571,047
(13)	(59)	5,421	(714)	42	20,319
379,862	192,105	1	1,515,177	-	-
-	-	-	2,840	-	-
-	-	-	-	-	84
6,822	-	-	-	-	581
-	-	-	-	-	-
-	-	(2,295,439)	-	19,211	4,565,648
-	-	-	-	-	-
-	-	-	-	-	(371,040)
(875,049)	(1,524,195)	23,457,543	(1,835,840)	37,615	28,786,639

(512,527)	3,713,805	621,007	7,129,153	187,879	50,103,059
-	(2)	1,090	21,835	(19)	9,246
(12,016)	-	-	-	-	5,412
-	-	-	-	-	-
-	-	1,091,373	-	(15,297)	(2,689,713)
-	-	-	-	-	-
-	-	-	-	-	(4,746)
(524,543)	3,713,803	1,713,470	7,150,988	172,563	47,423,258
(1,399,592)	2,189,608	25,171,013	5,315,148	210,178	76,209,897
$1,379,657	$5,875,313	$27,565,826	$12,389,392	$759,595	$135,652,139

Statements of Operations—(continued)
For the year ended October 31, 2024

	Invesco Ultra Short Duration ETF (GSY)	Invesco Variable Rate Investment Grade ETF (VRIG)
Investment income:
Unaffiliated interest income	$114,318,968	$59,499,186
Affiliated dividend income	130,944	446,868
Securities lending income, net	126,318	115,819
Total investment income	114,576,230	60,061,873
Expenses:
Unitary management fees	-	2,810,758
Advisory fees	4,057,976	-
Accounting & administration fees	148,208	-
Custodian & transfer agent fees	14,622	-
Trustees’ and officer’s fees	28,355	-
Other expenses	154,251	-
Total expenses	4,403,412	2,810,758
Less: Waivers	(2,369)	(7,884)
Net expenses	4,401,043	2,802,874
Net investment income	110,175,187	57,258,999
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(3,606,768)	26,741
Affiliated investment securities	2,108	16
Foreign currencies	(3)	-
Forward foreign currency contracts	(746,087)	-
Net realized gain (loss)	(4,350,750)	26,757
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	27,896,658	6,658,734
Affiliated investment securities	(1,590)	(1,562)
Foreign currencies	4	-
Forward foreign currency contracts	(1,005,945)	-
Change in net unrealized appreciation	26,889,127	6,657,172
Net realized and unrealized gain	22,538,377	6,683,929
Net increase in net assets resulting from operations	$132,713,564	$63,942,928
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statements of Changes in Net Assets
For the years ended October 31, 2024 and 2023

	Invesco AAA CLO Floating Rate Note ETF (ICLO)		Invesco Active U.S. Real Estate ETF (PSR)
	2024	2023(a)	2024	2023
Operations:
Net investment income	$6,718,330	$1,860,169	$2,120,994	$3,289,793
Net realized gain (loss)	170,267	117,488	(7,964,407)	(9,469,853)
Change in net unrealized appreciation (depreciation)	85,931	372,260	25,465,020	(3,139,356)
Net increase (decrease) in net assets resulting from operations	6,974,528	2,349,917	19,621,607	(9,319,416)
Distributions to Shareholders from:
Distributable earnings	(6,900,691)	(1,759,428)	(2,259,259)	(3,575,378)
Shareholder Transactions:
Proceeds from shares sold	146,074,337	32,541,544	17,165,074	35,253,387
Value of shares repurchased	(2,570,906)	-	(50,523,377)	(51,568,124)
Net increase (decrease) in net assets resulting from share transactions	143,503,431	32,541,544	(33,358,303)	(16,314,737)
Net increase (decrease) in net assets	143,577,268	33,132,033	(15,995,955)	(29,209,531)
Net assets:
Beginning of period	33,132,033	-	83,560,404	112,769,935
End of period	$176,709,301	$33,132,033	$67,564,449	$83,560,404
Changes in Shares Outstanding:
Shares sold	5,700,000	1,300,001	200,000	390,000
Shares repurchased	(100,000)	-	(580,000)	(590,000)
Shares outstanding, beginning of period	1,300,001	-	1,090,000	1,290,000
Shares outstanding, end of period	6,900,001	1,300,001	710,000	1,090,000

(a)	For the period December 7, 2022 (commencement of investment operations) through October 31, 2023.
(b)	For the period July 15, 2024 (commencement of investment operations) through October 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Bond Factor ETF (IHYF)		Invesco High Yield Select ETF (HIYS)		Invesco MSCI EAFE Income Advantage ETF (EFAA)	Invesco QQQ Income Advantage ETF (QQA)
2024	2023	2024	2023(a)	2024(b)	2024(b)

$3,636,156	$2,476,555	$691,466	$621,619	$2,779,249	$3,685,705
(174,076)	(1,870,803)	78,802	(87,496)	(875,049)	(1,524,195)
3,728,315	1,366,001	527,673	(297,784)	(524,543)	3,713,803
7,190,395	1,971,753	1,297,941	236,339	1,379,657	5,875,313

(3,639,460)	(2,508,973)	(716,226)	(618,338)	(1,735,949)	(3,179,903)

15,871,359	12,834,918	-	10,000,025	125,748,255	131,713,690
(8,656,694)	(4,661,806)	-	-	(6,006,588)	(2,397,533)
7,214,665	8,173,112	-	10,000,025	119,741,667	129,316,157
10,765,600	7,635,892	581,715	9,618,026	119,385,375	132,011,567

41,656,082	34,020,190	9,618,026	-	-	-
$52,421,682	$41,656,082	$10,199,741	$9,618,026	$119,385,375	$132,011,567

720,000	600,000	-	400,001	2,580,001	2,780,001
(390,000)	(220,000)	-	-	(120,000)	(50,000)
2,000,001	1,620,001	400,001	-	-	-
2,330,001	2,000,001	400,001	400,001	2,460,001	2,730,001

Statements of Changes in Net Assets—(continued)
For the years ended October 31, 2024 and 2023

	Invesco S&P 500® Downside Hedged ETF (PHDG)		Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)
	2024	2023	2024(b)
Operations:
Net investment income	$2,394,813	$4,173,173	$7,074,244
Net realized gain (loss)	23,457,543	(26,592,083)	(1,835,840)
Change in net unrealized appreciation (depreciation)	1,713,470	55,022	7,150,988
Net increase (decrease) in net assets resulting from operations	27,565,826	(22,363,888)	12,389,392
Distributions to Shareholders from:
Distributable earnings	(2,621,385)	(4,335,806)	(6,179,890)
Shareholder Transactions:
Proceeds from shares sold	10,801,461	35,304,385	291,736,930
Value of shares repurchased	(55,066,469)	(155,137,732)	(30,231,991)
Net increase (decrease) in net assets resulting from share transactions	(44,265,008)	(119,833,347)	261,504,939
Net increase (decrease) in net assets	(19,320,567)	(146,533,041)	267,714,441
Net assets:
Beginning of period	133,163,384	279,696,425	-
End of period	$113,842,817	$133,163,384	$267,714,441
Changes in Shares Outstanding:
Shares sold	300,000	1,050,000	5,840,001
Shares repurchased	(1,550,000)	(4,750,000)	(600,000)
Shares outstanding, beginning of period	4,250,000	7,950,000	-
Shares outstanding, end of period	3,000,000	4,250,000	5,240,001

(a)	For the period December 7, 2022 (commencement of investment operations) through October 31, 2023.
(b)	For the period July 15, 2024 (commencement of investment operations) through October 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Bond ETF (ISDB)		Invesco Total Return Bond ETF (GTO)		Invesco Ultra Short Duration ETF (GSY)		Invesco Variable Rate Investment Grade ETF (VRIG)
2024	2023(a)	2024	2023	2024	2023	2024	2023

$549,417	$465,744	$59,442,242	$38,382,585	$110,175,187	$82,800,654	$57,258,999	$34,164,215
37,615	(144,702)	28,786,639	(81,494,784)	(4,350,750)	(9,786,323)	26,757	650,888
172,563	(87,394)	47,423,258	43,824,701	26,889,127	31,280,370	6,657,172	6,414,044
759,595	233,648	135,652,139	712,502	132,713,564	104,294,701	63,942,928	41,229,147

(552,129)	(462,409)	(59,344,297)	(38,397,413)	(116,677,202)	(85,996,333)	(57,755,653)	(34,352,354)

-	10,000,025	733,572,709	469,168,498	3,244,731,647	302,353,318	499,001,958	351,163,457
-	-	(102,369,762)	(152,712,859)	(2,913,407,745)	(540,955,781)	(208,173,379)	(163,658,106)
-	10,000,025	631,202,947	316,455,639	331,323,902	(238,602,463)	290,828,579	187,505,351
207,466	9,771,264	707,510,789	278,770,728	347,360,264	(220,304,095)	297,015,854	194,382,144

9,771,264	-	1,016,884,168	738,113,440	1,887,720,038	2,108,024,133	765,708,725	571,326,581
$9,978,730	$9,771,264	$1,724,394,957	$1,016,884,168	$2,235,080,302	$1,887,720,038	$1,062,724,579	$765,708,725

-	400,001	15,650,000	10,100,000	64,900,000	6,100,000	19,900,000	14,100,000
-	-	(2,200,000)	(3,300,000)	(58,300,000)	(10,900,000)	(8,300,000)	(6,600,000)
400,001	-	23,300,000	16,500,000	38,000,000	42,800,000	30,750,001	23,250,001
400,001	400,001	36,750,000	23,300,000	44,600,000	38,000,000	42,350,001	30,750,001

Financial Highlights
Invesco AAA CLO Floating Rate Note ETF (ICLO)
	Year ended October 31, 2024	For the Period December 7, 2022(a) Through October 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$25.49	$25.00
Net investment income(b)	1.74	1.48
Net realized and unrealized gain on investments	0.23	0.38
Total from investment operations	1.97	1.86
Distributions to shareholders from:
Net investment income	(1.85)	(1.37)
Net asset value at end of period	$25.61	$25.49
Market price at end of period(c)	$25.64	$25.50
Net Asset Value Total Return(d)	8.00%	7.60%(e)
Market Price Total Return(d)	8.08%	7.63%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$176,709	$33,132
Ratio to average net assets of:
Expenses, after Waivers	0.14%	0.17%(f)
Expenses, prior to Waivers	0.21%	0.27%(f)
Net investment income	6.83%	6.44%(f)
Portfolio turnover rate(g)	53%	88%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to October 31, 2023 was 7.51%. The market price total return from Fund Inception to October 31, 2023 was 7.25%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Active U.S. Real Estate ETF (PSR)
	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$76.66	$87.42	$110.25	$78.27	$97.24
Net investment income(a)	2.57	2.47	1.83	1.59	2.11
Net realized and unrealized gain (loss) on investments	18.69	(10.61)	(22.07)	32.99	(18.34)
Total from investment operations	21.26	(8.14)	(20.24)	34.58	(16.23)
Distributions to shareholders from:
Net investment income	(2.76)	(2.62)	(2.59)	(2.60)	(2.74)
Net asset value at end of year	$95.16	$76.66	$87.42	$110.25	$78.27
Market price at end of year(b)	$95.21	$76.72	$87.45	$110.26	$78.23
Net Asset Value Total Return(c)	28.00%	(9.59)%	(18.66)%	44.71%	(16.56)%
Market Price Total Return(c)	27.96%	(9.55)%	(18.65)%	44.82%	(16.52)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$67,564	$83,560	$112,770	$130,094	$78,270
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.91%	2.84%	1.77%	1.61%	2.46%
Portfolio turnover rate(d)	222%	51%	68%	83%	51%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco High Yield Bond Factor ETF (IHYF)
	Years Ended October 31,			For the Period November 30, 2020(a) Through October 31, 2021
	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$20.83	$21.00	$25.45	$25.00
Net investment income(b)	1.63	1.48	1.12	0.97
Net realized and unrealized gain (loss) on investments	1.66	(0.15)	(4.14)	0.43
Total from investment operations	3.29	1.33	(3.02)	1.40
Distributions to shareholders from:
Net investment income	(1.62)	(1.50)	(1.22)	(0.95)
Net realized gains	-	-	(0.11)	-
Return of capital	-	-	(0.10)	-
Total distributions	(1.62)	(1.50)	(1.43)	(0.95)
Net asset value at end of period	$22.50	$20.83	$21.00	$25.45
Market price at end of period(c)	$22.52	$20.90	$21.05	$25.51
Net Asset Value Total Return(d)	16.18%	6.47%	(12.57)%	5.65%(e)
Market Price Total Return(d)	15.88%	6.50%	(12.59)%	5.88%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$52,422	$41,656	$34,020	$41,491
Ratio to average net assets of:
Expenses	0.39%	0.39%	0.39%	0.40%(f)
Net investment income	7.32%	6.94%	4.82%	4.14%(f)
Portfolio turnover rate(g)	62%	53%	71%	49%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 2, 2020, the first day of trading on the exchange) to October 31, 2021 was 5.39%. The market price total return from Fund Inception to October 31, 2021 was 5.30%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco High Yield Select ETF (HIYS)
	Year ended October 31, 2024	For the Period December 7, 2022(a) Through October 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$24.05	$25.00
Net investment income(b)	1.73	1.56
Net realized and unrealized gain (loss) on investments	1.51	(0.96)
Total from investment operations	3.24	0.60
Distributions to shareholders from:
Net investment income	(1.79)	(1.55)
Net asset value at end of period	$25.50	$24.05
Market price at end of period(c)	$25.64	$24.18
Net Asset Value Total Return(d)	13.80%	2.41%(e)
Market Price Total Return(d)	13.76%	2.94%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,200	$9,618
Ratio to average net assets of:
Expenses, after Waivers	0.48%	0.49%(f)
Expenses, prior to Waivers	0.48%	0.50%(f)
Net investment income	6.83%	6.95%(f)
Portfolio turnover rate(g)	142%	103%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to October 31, 2023 was 2.45%. The market price total return from Fund Inception to October 31, 2023 was 2.61%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco MSCI EAFE Income Advantage ETF (EFAA)
For the Period July 15, 2024(a) Through October 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$50.00
Net investment income(b)	1.30
Net realized and unrealized gain (loss) on investments	(2.06)
Total from investment operations	(0.76)
Distributions to shareholders from:
Net investment income	(0.71)
Net asset value at end of period	$48.53
Market price at end of period(c)	$48.59
Net Asset Value Total Return(d)	(1.56)%(e)
Market Price Total Return(d)	(1.44)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$119,385
Ratio to average net assets of:
Expenses, after Waivers	- %(f)
Expenses, prior to Waivers	0.39%(f)
Net investment income	8.88%(f)
Portfolio turnover rate(g)	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (July 17, 2024, the first day of trading on the exchange) to October 31, 2024 was (1.35)%. The market price total return from Fund Inception to October 31, 2024 was (1.26)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco QQQ Income Advantage ETF (QQA)
For the Period July 15, 2024(a) Through October 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$50.00
Net investment income(b)	1.67
Net realized and unrealized gain (loss) on investments	(2.05)(c)
Total from investment operations	(0.38)
Distributions to shareholders from:
Net investment income	(1.26)
Net asset value at end of period	$48.36
Market price at end of period(d)	$48.50
Net Asset Value Total Return(e)	(0.76)%(f)
Market Price Total Return(e)	(0.47)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$132,012
Ratio to average net assets of:
Expenses, after Waivers	- %(g)
Expenses, prior to Waivers	0.29%(g)
Net investment income	11.82%(g)
Portfolio turnover rate(h)	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
The net asset value total return from Fund Inception (July 17, 2024, the first day of trading on the exchange) to October 31, 2024 was 1.68%. The market price total return from Fund Inception to October 31, 2024 was 1.72%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco S&P 500® Downside Hedged ETF (PHDG)
	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$31.33	$35.18	$36.82	$32.51	$26.72
Net investment income(a)	0.71	0.67	0.30	0.18	0.21
Net realized and unrealized gain (loss) on investments	6.68	(3.85)	(1.69)	4.31	5.94
Total from investment operations	7.39	(3.18)	(1.39)	4.49	6.15
Distributions to shareholders from:
Net investment income	(0.77)	(0.67)	(0.25)	(0.18)	(0.36)
Net asset value at end of year	$37.95	$31.33	$35.18	$36.82	$32.51
Market price at end of year(b)	$37.91	$31.35	$35.24	$36.78	$32.58
Net Asset Value Total Return(c)	23.72%	(9.09)%	(3.78)%	13.86%	23.19%
Market Price Total Return(c)	23.51%	(9.19)%	(3.51)%	13.49%	23.78%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$113,843	$133,163	$279,696	$250,377	$143,042
Ratio to average net assets of:
Expenses, after Waivers(d)	0.36%	0.36%	0.38%	0.38%	0.34%
Expenses, prior to Waivers(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.96%	2.04%	0.84%	0.52%	0.68%
Portfolio turnover rate(e)	683%	1,213%	1,189%	597%	1,172%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)
For the Period July 15, 2024(a) Through October 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$50.00
Net investment income(b)	1.57
Net realized and unrealized gain on investments	0.72
Total from investment operations	2.29
Distributions to shareholders from:
Net investment income	(1.20)
Net asset value at end of period	$51.09
Market price at end of period(c)	$51.09
Net Asset Value Total Return(d)	4.59%(e)
Market Price Total Return(d)	4.59%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$267,714
Ratio to average net assets of:
Expenses, after Waivers	- %(f)
Expenses, prior to Waivers	0.29%(f)
Net investment income	10.41%(f)
Portfolio turnover rate(g)	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (July 17, 2024, the first day of trading on the exchange) to October 31, 2024 was 3.62%. The market price total return from Fund Inception to October 31, 2024 was 3.49%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Short Duration Bond ETF (ISDB)
	Year ended October 31, 2024	For the Period December 7, 2022(a) Through October 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$24.43	$25.00
Net investment income(b)	1.37	1.17
Net realized and unrealized gain (loss) on investments	0.53	(0.58)
Total from investment operations	1.90	0.59
Distributions to shareholders from:
Net investment income	(1.38)	(1.16)
Net asset value at end of period	$24.95	$24.43
Market price at end of period(c)	$24.96	$24.44
Net Asset Value Total Return(d)	7.95%	2.39%(e)
Market Price Total Return(d)	7.95%	2.43%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,979	$9,771
Ratio to average net assets of:
Expenses	0.35%	0.36%(f)
Net investment income	5.52%	5.21%(f)
Portfolio turnover rate(g)	117%	314%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to October 31, 2023 was 2.47%. The market price total return from Fund Inception to October 31, 2023 was 2.39%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Total Return Bond ETF (GTO)
	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$43.64	$44.73	$56.63	$57.57	$54.39
Net investment income(a)	2.06	1.93	1.43	1.11	1.26
Net realized and unrealized gain (loss) on investments	3.27	(1.10)	(11.85)	0.08	3.47
Total from investment operations	5.33	0.83	(10.42)	1.19	4.73
Distributions to shareholders from:
Net investment income	(2.05)	(1.92)	(1.48)	(1.04)	(1.29)
Net realized gains	-	-	-	(1.09)	(0.26)
Total distributions	(2.05)	(1.92)	(1.48)	(2.13)	(1.55)
Net asset value at end of year	$46.92	$43.64	$44.73	$56.63	$57.57
Market price at end of year(b)	$46.94	$43.67	$44.67	$56.67	$57.57
Net Asset Value Total Return(c)	12.34%	1.69%	(18.65)%	2.06%	8.85%
Market Price Total Return(c)	12.31%	1.90%	(18.81)%	2.14%	8.77%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,724,395	$1,016,884	$738,113	$996,607	$463,457
Ratio to average net assets of:
Expenses, after Waivers	0.25%	0.41%	0.50%	0.50%	0.50%
Expenses, prior to Waivers	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.40%	4.17%	2.79%	1.96%	2.25%
Portfolio turnover rate(d)	549%	496%	361%	475%	434%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Ultra Short Duration ETF (GSY)
	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$49.68	$49.25	$50.38	$50.53	$50.42
Net investment income(a)	2.71	2.09	0.58	0.32	0.84
Net realized and unrealized gain (loss) on investments	0.56	0.52	(1.15)	(0.14)	0.17
Total from investment operations	3.27	2.61	(0.57)	0.18	1.01
Distributions to shareholders from:
Net investment income	(2.84)	(2.18)	(0.56)	(0.33)	(0.88)
Net realized gains	-	-	-	-	(0.02)
Total distributions	(2.84)	(2.18)	(0.56)	(0.33)	(0.90)
Net asset value at end of year	$50.11	$49.68	$49.25	$50.38	$50.53
Market price at end of year(b)	$50.11	$49.68	$49.24	$50.38	$50.54
Net Asset Value Total Return(c)	6.76%	5.40%	(1.13)%	0.36%	2.01%
Market Price Total Return(c)	6.76%	5.42%	(1.15)%	0.34%	2.04%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,235,080	$1,887,720	$2,108,024	$2,942,228	$3,011,607
Ratio to average net assets of:
Expenses	0.22%	0.23%	0.22%	0.22%	0.22%
Net investment income	5.43%	4.20%	1.16%	0.63%	1.68%
Portfolio turnover rate(d)	50%	93%	28%	57%	53%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Variable Rate Investment Grade ETF (VRIG)
	Years Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$24.90	$24.57	$25.09	$24.89	$24.94
Net investment income(a)	1.53	1.43	0.43	0.19	0.40
Net realized and unrealized gain (loss) on investments	0.22	0.33	(0.54)	0.21	0.02
Total from investment operations	1.75	1.76	(0.11)	0.40	0.42
Distributions to shareholders from:
Net investment income	(1.56)	(1.43)	(0.41)	(0.20)	(0.44)
Return of capital	-	-	-	-	(0.03)
Total distributions	(1.56)	(1.43)	(0.41)	(0.20)	(0.47)
Net asset value at end of year	$25.09	$24.90	$24.57	$25.09	$24.89
Market price at end of year(b)	$25.10	$24.92	$24.56	$25.10	$24.89
Net Asset Value Total Return(c)	7.21%	7.32%	(0.45)%	1.62%	1.75%
Market Price Total Return(c)	7.16%	7.46%	(0.53)%	1.66%	1.72%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,062,725	$765,709	$571,327	$471,652	$453,021
Ratio to average net assets of:
Expenses, after Waivers	0.30%	0.30%	0.30%	0.30%	0.29%
Expenses, prior to Waivers	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	6.11%	5.74%	1.75%	0.77%	1.64%
Portfolio turnover rate(d)	64%	91%	101%	93%	99%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Notes to Financial Statements
Invesco Actively Managed Exchange-Traded Fund Trust
October 31, 2024
NOTE 1—Organization
Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco AAA CLO Floating Rate Note ETF (ICLO)	"AAA CLO Floating Rate Note ETF"
Invesco Active U.S. Real Estate ETF (PSR)	"Active U.S. Real Estate ETF"
Invesco High Yield Bond Factor ETF (IHYF)	"High Yield Bond Factor ETF"
Invesco High Yield Select ETF (HIYS)	"High Yield Select ETF"
Invesco MSCI EAFE Income Advantage ETF (EFAA)	"MSCI EAFE Income Advantage ETF"
Invesco QQQ Income Advantage ETF (QQA)	"QQQ Income Advantage ETF"
Invesco S&P 500® Downside Hedged ETF (PHDG)	"S&P 500® Downside Hedged ETF"
Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)	"S&P 500 Equal Weight Income Advantage ETF"
Invesco Short Duration Bond ETF (ISDB)	"Short Duration Bond ETF"
Invesco Total Return Bond ETF (GTO)	"Total Return Bond ETF"
Invesco Ultra Short Duration ETF (GSY)	"Ultra Short Duration ETF"
Invesco Variable Rate Investment Grade ETF (VRIG)	"Variable Rate Investment Grade ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:
Fund	Exchange
AAA CLO Floating Rate Note ETF	Cboe BZX Exchange, Inc.
Active U.S. Real Estate ETF	NYSE Arca, Inc.
High Yield Bond Factor ETF	The Nasdaq Stock Market LLC
High Yield Select ETF	Cboe BZX Exchange, Inc.
MSCI EAFE Income Advantage ETF	NYSE Arca, Inc.
QQQ Income Advantage ETF	The Nasdaq Stock Market LLC
S&P 500® Downside Hedged ETF	NYSE Arca, Inc.
S&P 500 Equal Weight Income Advantage ETF	NYSE Arca, Inc.
Short Duration Bond ETF	Cboe BZX Exchange, Inc.
Total Return Bond ETF	NYSE Arca, Inc.
Ultra Short Duration ETF	NYSE Arca, Inc.
Variable Rate Investment Grade ETF	The Nasdaq Stock Market LLC
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units of each Fund (except for Active U.S. Real Estate ETF, MSCI EAFE Income Advantage ETF, QQQ Income Advantage ETF, S&P 500® Downside Hedged ETF and S&P 500 Equal Weight Income Advantage ETF) are issued and redeemed principally in exchange for the deposit or delivery of cash, though each Fund reserves the right to issue and redeem Creation Units in exchange for a basket of securities (“Deposit Securities”). Creation Units of Active U.S. Real Estate ETF are issued and redeemed principally in exchange for the deposit or delivery of Deposit Securities, though the Fund reserves the right to issue and redeem Creation Units in exchange for cash. Creation Units of MSCI EAFE Income Advantage ETF, QQQ Income Advantage ETF, S&P 500® Downside Hedged ETF and S&P 500 Equal Weight Income Advantage ETF are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities, though each Fund reserves the right to issue and redeem Creation Units principally in exchange for cash or for Deposit Securities. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is listed below.

Fund	Investment Objective
AAA CLO Floating Rate Note ETF	To seek current income and capital preservation.
Active U.S. Real Estate ETF	To seek to achieve high total return through growth of capital and current income.
High Yield Bond Factor ETF	To seek total return.
High Yield Select ETF	To seek current income.
MSCI EAFE Income Advantage ETF	To seek total return through current income and long-term growth of capital.
QQQ Income Advantage ETF	To seek total return through current income and long-term growth of capital.
S&P 500® Downside Hedged ETF	To seek to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns.
S&P 500 Equal Weight Income Advantage ETF	To seek total return through current income and long-term growth of capital.
Short Duration Bond ETF	To seek total return, comprised of income and capital appreciation.
Total Return Bond ETF	To seek maximum total return, comprised of income and capital appreciation.
Ultra Short Duration ETF	To seek maximum current income, consistent with preservation of capital and daily liquidity.
Variable Rate Investment Grade ETF	To seek to generate current income while maintaining low portfolio duration as a primary objective and capital appreciation as a secondary objective.
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except Active U.S. Real Estate ETF and S&P 500® Downside Hedged ETF) declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Active U.S. Real Estate ETF and S&P 500® Downside Hedged ETF each declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund (except for Ultra Short Duration ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers (as defined below) for each Fund (except S&P 500® Downside Hedged ETF), and for each Fund, the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including, for AAA CLO Floating Rate Note ETF, interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser). For AAA CLO Floating Rate Note ETF, the Adviser also pays out of the unitary management fee the set-up fees and commitment fees associated with the line of credit.
Ultra Short Duration ETF is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Commercial Mortgage-Backed Securities - Certain Funds may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (“CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.
Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of income recognized on these securities, or the amortized cost of these securities. Each Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the Statements of Operations as Net realized gain (loss) from investment securities and Change in net unrealized appreciation (depreciation) of investment securities, respectively.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis - The Funds may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.
K.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
L.
Equity-Linked Notes - Certain Funds may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund or an index or basket of securities (underlying securities)) and one or more related equity derivatives, such as put or call options, or a combination thereof. Unlike a direct investment in equity securities, ELNs have a maturity date, potentially increasing a Fund’s turnover rate, transaction costs and tax liability. Upon the maturity of an ELN, a Fund generally receives an interest coupon payment and the par value of the note plus or minus a return based on the performance of the underlying securities and the related equity derivatives. If the underlying securities have depreciated in value or if their price appreciates or depreciates outside of a preset range, depending on the type of ELN, a Fund may receive only the principal amount of the note or less than the principal amount of the note, or may even lose the entire principal invested in the ELN. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, a Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, a Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends.
ELNs utilized by a Fund may involve synthetic exposure to options that can create economic leverage risk which, depending on the performance of the underlying securities, could magnify or otherwise increase investment losses to such Fund and result in losses on the ELN that exceed the losses on the underlying securities. The economic leverage associated with investments in ELNs is distinguishable from indebtedness leverage in that it does not expose a Fund to losing more than the principal amount of the ELN. Should the prices of the underlying securities move in an unexpected manner, a Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include a Fund’s entire principal investment. In addition, investments in ELNs allow for enhanced yield but are subject to limited upside appreciation potential based on movements of the underlying securities. Investing in ELNs may be more costly to a Fund than if the Fund had invested in the underlying securities directly.
M.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended October 31, 2024, each Fund (except for AAA CLO Floating Rate Note ETF, High Yield Bond Factor ETF, Short Duration Bond ETF and Variable Rate Investment Grade ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each applicable Fund as listed below:
Amount
Active U.S. Real Estate ETF	$596
High Yield Select ETF	3
MSCI EAFE Income Advantage ETF(a)	1
QQQ Income Advantage ETF(a)	23
S&P 500® Downside Hedged ETF	286
S&P 500 Equal Weight Income Advantage ETF(a)	103

Amount
Total Return Bond ETF	3,899
Ultra Short Duration ETF	3,544

(a)	For the period July 15, 2024 (commencement of investment operations) through October 31, 2024.

N.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
O.
Forward Foreign Currency Contracts - Certain Funds may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.
A Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statements of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statements of Assets and Liabilities.
P.
Futures Contracts - Certain Funds may enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.
A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into futures contracts that are traded on a U.S. exchange and that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in “contango” markets, resulting in a roll cost, which could adversely affect the value of Shares of the S&P 500® Downside Hedged ETF. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
Q.
Call Options Purchased and Written - Certain Funds may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statements of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
R.
Put Options Purchased and Written - Certain Funds may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying portfolio securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statements of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and option contracts written, respectively.
A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
S.
Swap Agreements - Certain Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require each Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of each Fund’s NAV over specific periods of time. If each Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the futures commission merchant ("FCM")) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. Cash held as collateral is recorded as deposits with brokers on the Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.
T.
Other Risks
Agency Debt Risk. Certain Funds may invest in debt issued by government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Instruments issued by government agencies generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. Government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs.
Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”) Risk. Certain Funds may invest in CLOs and CDOs. CLOs bear many of the same risks as other forms of asset-backed securities (“ABS”), including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches’’ that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. Each Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
Commercial Paper Risk. Certain Funds may invest in commercial paper. The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.
Commodity Pool Risk. S&P 500® Downside Hedged ETF’s investments in futures contracts have caused it to be deemed a commodity pool, thereby subjecting it to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission ("CFTC") rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”) with respect to the Fund, and will manage the Fund in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. Registration as a commodity pool may have negative effects on the ability of the Fund to engage in its planned investment program. Additionally, the Fund’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Environmental, Social and Governance ("ESG") Considerations Risk. The ESG considerations that may be assessed as part of a credit research process to implement certain Funds’ investment strategies in pursuit of their investment objectives may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. The incorporation of ESG factors as part of a credit analysis may affect a Fund’s exposure to certain issuers or industries and may not work as intended. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to a Fund’s performance.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.

Industry Concentration Risk. Certain Funds are concentrated to a significant degree in securities of issuers operating in a single industry or industry group. By concentrating their investments in an industry or industry group, such Funds may face more risks than if they were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which some Funds invest, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations.
Leverage Risk. Leverage occurs when a Fund’s market exposure exceeds amounts invested. A Fund’s exposure to derivatives and other investment techniques can create a leveraging effect on the portfolio. This leverage will vary over time and may at times be significant. Engaging in transactions using leverage or those having a leveraging effect subjects a Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing a Fund to be more volatile than if it had not used leverage. A Fund may have a substantial cash position due to margin and collateral requirements related to a Fund’s use of derivatives. Such margin and collateral requirements may limit a Fund’s ability to take advantage of other investment opportunities, and a Fund also may have to sell or liquidate a portion of its assets at inopportune times to satisfy these requirements. This may negatively affect a Fund’s ability to achieve its investment objective. In addition, a Fund’s assets that are used as collateral to secure these transactions may decrease in value while the positions are outstanding, which may force a Fund to use its other assets to increase collateral. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount of a Fund’s assets. There is no assurance that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio securities, the Adviser or a sub-adviser (as applicable and as set forth below) applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.
Market Risk. The Funds’ holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the holdings in a Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Mortgage-Backed and Asset-Backed Securities Risk. For certain Funds, investments in mortgage- and asset-backed securities are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.
Non-Diversified Fund Risk. Because AAA CLO Floating Rate Note ETF, High Yield Select ETF, MSCI EAFE Income Advantage ETF, QQQ Income Advantage ETF, S&P 500 Equal Weight Income Advantage ETF and Short Duration Bond ETF are non-diversified and can invest a greater portion of their assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their respective portfolio securities, which may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Risk of Investing in Loans. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. A Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. A Fund is also subject to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of a Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. Thus, to the extent a Fund effects redemptions in cash, the Fund is subject to the risk of selling other investments or taking other actions necessary to raise cash to meet its redemption obligations.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
To-be-Announced ("TBA") Transactions Risk. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to the settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to the settlement date. TBA transactions involve counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose a Fund to potential loss and could affect the Fund’s returns. In addition, TBA transactions may significantly increase a Fund’s portfolio turnover rate.
U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. Government to pay its obligation. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services, and for each Fund (except S&P 500® Downside Hedged ETF), oversight of Invesco, Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”).
Pursuant to an Investment Advisory Agreement, each Fund (except Ultra Short Duration ETF) accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF), and for each Fund the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including, for AAA CLO Floating Rate Note ETF, interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). For AAA CLO Floating Rate Note ETF, the Adviser also pays out of the unitary management fee the set-up fees and commitment fees associated with the line of credit. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
AAA CLO Floating Rate Note ETF(a)	0.19%
Active U.S. Real Estate ETF	0.35%
High Yield Bond Factor ETF	0.39%
High Yield Select ETF	0.48%
MSCI EAFE Income Advantage ETF(b)	0.39%
QQQ Income Advantage ETF(b)	0.29%
S&P 500® Downside Hedged ETF	0.39%
S&P 500 Equal Weight Income Advantage ETF(b)	0.29%
Short Duration Bond ETF	0.35%
Total Return Bond ETF(c)	0.50%
Variable Rate Investment Grade ETF	0.30%

(a)	Effective May 1, 2024, the Fund’s unitary management fee was reduced from 0.26% to 0.19%. Prior to May 1, 2024, the Adviser had agreed to waive 100% of its unitary management fee for the Fund.
(b)	The Adviser has agreed to waive 100% of its unitary management fee for the Fund through June 30, 2025.
(c)
The Adviser has agreed to waive a portion of its unitary management fee for the Fund through August 31, 2025. After giving effect to such waiver, the net unitary management fee will be 0.25%. The Adviser may not terminate the agreement prior to August 31, 2025.

Pursuant to another Investment Advisory Agreement, Ultra Short Duration ETF accrues daily and pays monthly to the Adviser an annual management fee equal to 0.20% of the Fund’s average daily net assets. Ultra Short Duration ETF is responsible for all of its own expenses, including its management fee, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Independent Trustees and officers, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF). The sub-advisory fee for these Funds is paid by the Adviser to the Affiliated Sub-Advisers at 40% of the Adviser’s compensation of the sub-advised assets of each Fund.
The Adviser has contractually agreed to waive fees and/or pay Fund expenses for Ultra Short Duration ETF to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding 0.27% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2026. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap.
Further, the Adviser has contractually agreed to waive the management fee payable by each Fund (except for Total Return Bond ETF and Ultra Short Duration ETF) in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser (collectively, “Underlying Affiliated Investments”) or (ii) the management fee available to be waived. For Total Return Bond ETF and Ultra Short Duration ETF, the Adviser has contractually agreed to waive a portion of the management fee payable and/or reimburse Fund expenses in an amount equal to 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s Underlying Affiliated Investments. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. These waivers (except for Total Return Bond ETF and Ultra Short Duration ETF) are in place through at least August 31, 2026, and there is no guarantee that the Adviser will extend them past that date. These waivers are not subject to recapture by the Adviser.

For the fiscal year ended October 31, 2024, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
AAA CLO Floating Rate Note ETF	$68,158
Active U.S. Real Estate ETF	22
High Yield Bond Factor ETF	485
High Yield Select ETF	188
MSCI EAFE Income Advantage ETF(a)	122,029
QQQ Income Advantage ETF(a)	90,438
S&P 500® Downside Hedged ETF	37,071
S&P 500 Equal Weight Income Advantage ETF(a)	196,989
Short Duration Bond ETF	485
Total Return Bond ETF	3,377,371
Ultra Short Duration ETF	2,369
Variable Rate Investment Grade ETF	7,884

(a)	For the period July 15, 2024 (commencement of investment operations) through October 31, 2024.
The fees waived and/or expenses borne by the Adviser for Ultra Short Duration ETF pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
There are no amounts available for potential recapture by the Adviser as of October 31, 2024.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended October 31, 2024, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
AAA CLO Floating Rate Note ETF	$-
Active U.S. Real Estate ETF	51,857
High Yield Bond Factor ETF	-
High Yield Select ETF	-
MSCI EAFE Income Advantage ETF(a)	536
QQQ Income Advantage ETF(a)	320
S&P 500® Downside Hedged ETF	65,016
S&P 500 Equal Weight Income Advantage ETF(a)	1,983
Short Duration Bond ETF	-
Total Return Bond ETF	-
Ultra Short Duration ETF	-
Variable Rate Investment Grade ETF	-

(a)	For the period July 15, 2024 (commencement of investment operations) through October 31, 2024.
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the fiscal year ended October 31, 2024, the following Fund engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains
S&P 500® Downside Hedged ETF	$56,155	$-	$-

NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities held by MSCI EAFE Income Advantage ETF may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
AAA CLO Floating Rate Note ETF
Investments in Securities
Asset-Backed Securities	$-	$173,632,235	$-	$173,632,235
Money Market Funds	2,443,229	-	-	2,443,229
Total Investments	$2,443,229	$173,632,235	$-	$176,075,464
Active U.S. Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$67,547,022	$-	$-	$67,547,022
Money Market Funds	22,927	8,280,903	-	8,303,830
Total Investments	$67,569,949	$8,280,903	$-	$75,850,852
High Yield Bond Factor ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$50,857,227	$0	$50,857,227
U.S. Treasury Securities	-	62,302	-	62,302
Common Stocks & Other Equity Interests	-	1,098	-	1,098
Money Market Funds	513,041	12,271,056	-	12,784,097
Total Investments in Securities	513,041	63,191,683	-	63,704,724
Other Investments - Assets*
Futures Contracts	16,505	-	-	16,505
Investments Matured	-	-	0	0
	16,505	-	-	16,505
Other Investments - Liabilities*
Futures Contracts	(104,633)	-	-	(104,633)
Total Other Investments	(88,128)	-	-	(88,128)
Total Investments	$424,913	$63,191,683	$0	$63,616,596

	Level 1	Level 2	Level 3	Total
High Yield Select ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$9,965,178	$-	$9,965,178
Non-U.S. Dollar Denominated Bonds & Notes	-	209,793	-	209,793
Money Market Funds	100,914	2,231,877	-	2,332,791
Total Investments in Securities	100,914	12,406,848	-	12,507,762
Other Investments - Assets*
Forward Foreign Currency Contracts	-	3,982	-	3,982
Total Investments	$100,914	$12,410,830	$-	$12,511,744
MSCI EAFE Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$89,870,928	$-	$-	$89,870,928
Equity Linked Notes	-	5,096,385	-	5,096,385
Money Market Funds	24,563,266	286,821	-	24,850,087
Total Investments	$114,434,194	$5,383,206	$-	$119,817,400
QQQ Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$101,233,898	$-	$-	$101,233,898
Equity Linked Notes	-	6,117,295	-	6,117,295
Money Market Funds	24,679,350	594,221	-	25,273,571
Total Investments	$125,913,248	$6,711,516	$-	$132,624,764
S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$82,290,306	$-	$-	$82,290,306
Money Market Funds	23,065,238	1,165,344	-	24,230,582
Total Investments in Securities	105,355,544	1,165,344	-	106,520,888
Other Investments - Assets*
Futures Contracts	267,986	-	-	267,986
Other Investments - Liabilities*
Futures Contracts	(428,693)	-	-	(428,693)
Total Other Investments	(160,707)	-	-	(160,707)
Total Investments	$105,194,837	$1,165,344	$-	$106,360,181
S&P 500 Equal Weight Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$205,280,209	$-	$-	$205,280,209
Equity Linked Notes	-	12,182,026	-	12,182,026
Money Market Funds	50,749,067	6,806,908	-	57,555,975
Total Investments	$256,029,276	$18,988,934	$-	$275,018,210

	Level 1	Level 2	Level 3	Total
Short Duration Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$7,759,227	$-	$7,759,227
U.S. Treasury Securities	-	905,574	-	905,574
Asset-Backed Securities	-	790,663	-	790,663
Municipal Obligations	-	70,236	-	70,236
Agency Credit Risk Transfer Notes	-	59,567	-	59,567
Preferred Stocks	29,700	-	-	29,700
Money Market Funds	339,476	625,281	-	964,757
Total Investments in Securities	369,176	10,210,548	-	10,579,724
Other Investments - Assets*
Futures Contracts	14,052	-	-	14,052
Other Investments - Liabilities*
Futures Contracts	(28,042)	-	-	(28,042)
Total Other Investments	(13,990)	-	-	(13,990)
Total Investments	$355,186	$10,210,548	$-	$10,565,734
Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$850,898,054	$3,525,238	$854,423,292
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	518,295,669	-	518,295,669
Asset-Backed Securities	-	332,374,092	2,746,000	335,120,092
U.S. Treasury Securities	-	222,165,943	-	222,165,943
Municipal Obligations	-	21,520,612	-	21,520,612
Preferred Stocks	6,156,267	-	-	6,156,267
Agency Credit Risk Transfer Notes	-	5,054,097	-	5,054,097
U.S. Government Sponsored Agency Securities	-	2,392,013	-	2,392,013
Exchange-Traded Funds	555,958	-	-	555,958
Non-U.S. Dollar Denominated Bonds & Notes	-	520,315	-	520,315
Common Stocks & Other Equity Interests	-	-	0	0
Options Purchased	392,754	-	-	392,754
Money Market Funds	-	175,536,597	-	175,536,597
Total Investments in Securities	7,104,979	2,128,757,392	6,271,238	2,142,133,609
Other Investments - Assets*
Futures Contracts	8,529,456	-	-	8,529,456
Investments Matured	-	19,050	-	19,050
	8,529,456	19,050	-	8,548,506
Other Investments - Liabilities*
Futures Contracts	(9,585,634)	-	-	(9,585,634)
Total Other Investments	(1,056,178)	19,050	-	(1,037,128)
Total Investments	$6,048,801	$2,128,776,442	$6,271,238	$2,141,096,481
Ultra Short Duration ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,421,912,083	$-	$1,421,912,083
Commercial Paper	-	397,543,022	-	397,543,022
Asset-Backed Securities	-	327,687,858	-	327,687,858
Certificates of Deposit	-	39,132,609	-	39,132,609
Repurchase Agreements	-	30,000,000	-	30,000,000
Exchange-Traded Funds	3,053,540	-	-	3,053,540
Variable Rate Senior Loan Interests	-	1,198,465	-	1,198,465
Money Market Funds	-	11,402,113	-	11,402,113
Total Investments	$3,053,540	$2,228,876,150	$-	$2,231,929,690

	Level 1	Level 2	Level 3	Total
Variable Rate Investment Grade ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$465,243,218	$-	$465,243,218
U.S. Treasury Securities	-	230,676,482	-	230,676,482
Asset-Backed Securities	-	196,863,343	-	196,863,343
Agency Credit Risk Transfer Notes	-	130,211,622	-	130,211,622
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	32,729,751	-	32,729,751
Money Market Funds	10,381,524	45,586,101	-	55,967,625
Total Investments	$10,381,524	$1,101,310,517	$-	$1,111,692,041

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
NOTE 6—Derivative Investments
The Funds may enter into an ISDA Master Agreement under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2024:
	Value
	High Yield Bond Factor ETF	High Yield Select ETF	S&P 500® Downside Hedged ETF	Short Duration Bond ETF	Total Return Bond ETF
Derivative Assets	Interest Rate Risk	Currency Risk	Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding	$-	$3,982	$-	$-	$-	$-	$-
Unrealized appreciation on futures contracts—Exchange-Traded(a)	16,505	-	267,986	14,052	-	8,529,456	8,529,456
Purchased options, at value - Exchange- Traded	-	-	-	-	392,754	-	392,754
Total Derivative Assets	16,505	3,982	267,986	14,052	392,754	8,529,456	8,922,210
Derivatives not subject to master netting agreements	(16,505)	-	(267,986)	(14,052)	(392,754)	(8,529,456)	(8,922,210)
Total Derivative Assets subject to master netting agreements	$-	$3,982	$-	$-	$-	$-	$-
	Value
	High Yield Bond Factor ETF	High Yield Select ETF	S&P 500® Downside Hedged ETF	Short Duration Bond ETF	Total Return Bond ETF
Derivative Liabilities	Interest Rate Risk	Currency Risk	Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$(104,633)	$-	$(428,693)	$(28,042)	$-	$(9,585,634)	$(9,585,634)
Derivatives not subject to master netting agreements	104,633	-	428,693	28,042	-	9,585,634	9,585,634
Total Derivative Liabilities subject to master netting agreements	$-	$-	$-	$-	$-	$-	$-

(a)
Except for Total Return Bond ETF, values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on futures contracts and Unrealized depreciation on futures contracts. For Total Return Bond ETF, values include cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities
The table below reflects the Funds’ exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2024:
High Yield Select ETF
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward foreign currency contracts	Forward foreign currency contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
State Street Bank & Trust	$3,982	$−	$3,982	$-	$-	$3,982
Effect of Derivative Investments for the Fiscal Year Ended October 31, 2024
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statements of Operations
	High Yield Bond Factor ETF			High Yield Select ETF	S&P 500® Downside Hedged ETF
	Credit Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk
Realized Gain (Loss):
Forward foreign currency contracts	$-	$-	$-	$14,972	$-
Futures contracts	-	82,521	82,521	-	(2,295,439)
Swap agreements	35,020	-	35,020	-	-
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	-	-	(24,554)	-
Futures contracts	-	39,090	39,090	-	1,091,373
Swap agreements	(4,046)	-	(4,046)	-	-
Total	$30,974	$121,611	$152,585	$(9,582)	$(1,204,066)

Location of Gain (Loss) on Statements of Operations
	Short Duration Bond ETF	Total Return Bond ETF			Ultra Short Duration ETF
	Interest Rate Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$-	$-	$-	$-	$(746,087)
Futures contracts	19,211	-	4,565,648	4,565,648	-
Options written	-	(371,040)	-	(371,040)	-
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	-	-	-	(1,005,945)
Futures contracts	(15,297)	-	(2,689,713)	(2,689,713)	-
Options purchased(a)	-	(368,855)	-	(368,855)	-
Options written	-	(4,746)	-	(4,746)	-
Total	$3,914	$(744,641)	$1,875,935	$1,131,294	$(1,752,032)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Average Notional Value
	High Yield Bond Factor ETF	High Yield Select ETF	S&P 500® Downside Hedged ETF	Short Duration Bond ETF	Total Return Bond ETF	Ultra Short Duration ETF
Forward foreign currency contracts	$-	$1,138,483	$-	$-	$-	$11,260,357
Futures contracts	6,635,965	-	20,732,216	4,177,014	391,645,257	-
Options purchased	-	-	-	-	16,811,985	-

	Average Notional Value
	High Yield Bond Factor ETF	High Yield Select ETF	S&P 500® Downside Hedged ETF	Short Duration Bond ETF	Total Return Bond ETF	Ultra Short Duration ETF
Options written	$-	$-	$-	$-	$1,061,538	$-
Swap agreements	161,652	-	-	-	-	-
Swaptions	-	-	-	-	3,702,769	-
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2024 and 2023:
	2024	2023
	Ordinary Income*	Ordinary Income*
AAA CLO Floating Rate Note ETF	$6,900,691	$1,759,428
Active U.S. Real Estate ETF	2,259,259	3,575,378
High Yield Bond Factor ETF	3,639,460	2,508,973
High Yield Select ETF	716,226	618,338
MSCI EAFE Income Advantage ETF(a)	1,735,949	-
QQQ Income Advantage ETF(a)	3,179,903	-
S&P 500® Downside Hedged ETF	2,621,385	4,335,806
S&P 500 Equal Weight Income Advantage ETF(a)	6,179,890	-
Short Duration Bond ETF	552,129	462,409
Total Return Bond ETF	59,344,297	38,397,413
Ultra Short Duration ETF	116,677,202	85,996,333
Variable Rate Investment Grade ETF	57,755,653	34,352,354

*	Includes short-term capital gain distributions, if any.
(a)	For the period July 15, 2024 (commencement of investment operations) through October 31, 2024.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation (Depreciation)- Other Investments	Net Unrealized Appreciation (Depreciation)- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
AAA CLO Floating Rate Note ETF	$74,749	$135,390	$-	$458,191	$-	$-	$-	$176,040,971	$176,709,301
Active U.S. Real Estate ETF	-	-	-	2,773,248	-	-	(18,993,243)	83,784,444	67,564,449
High Yield Bond Factor ETF	5,445	-	(10,438)	789,904	(88,128)	-	(4,562,791)	56,287,690	52,421,682
High Yield Select ETF	-	-	-	218,487	3,982	35	(18,431)	9,995,668	10,199,741
MSCI EAFE Income Advantage ETF	1,124,758	-	-	(589,359)	-	(12,016)	(1,259,537)	120,121,529	119,385,375

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation (Depreciation)- Other Investments	Net Unrealized Appreciation (Depreciation)- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
QQQ Income Advantage ETF	$505,802	$-	$-	$3,701,473	$-	$-	$(1,703,970)	$129,508,262	$132,011,567
S&P 500® Downside Hedged ETF	133,008	-	-	160,721	(160,707)	(15)	(78,277,350)	191,987,160	113,842,817
S&P 500 Equal Weight Income Advantage ETF	894,355	-	-	7,114,001	-	-	(3,310,238)	263,016,323	267,714,441
Short Duration Bond ETF	4,580	-	-	110,436	(13,990)	-	(121,194)	9,998,898	9,978,730
Total Return Bond ETF	181,941	-	89,414	(29,706,236)	(1,056,178)	3,305	(147,025,022)	1,901,907,733	1,724,394,957
Ultra Short Duration ETF	-	-	(38,386)	7,336,844	-	(8)	(28,183,422)	2,255,965,274	2,235,080,302
Variable Rate Investment Grade ETF	1,063,222	-	-	1,779,241	-	-	(5,378,804)	1,065,260,920	1,062,724,579
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of October 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Active U.S. Real Estate ETF	$6,967,757	$12,025,486	$18,993,243
High Yield Bond Factor ETF	817,474	3,745,317	4,562,791
High Yield Select ETF	18,431	-	18,431
MSCI EAFE Income Advantage ETF	1,259,537	-	1,259,537
QQQ Income Advantage ETF	1,703,970	-	1,703,970
S&P 500® Downside Hedged ETF	-	78,277,350	78,277,350
S&P 500 Equal Weight Income Advantage ETF	3,310,238	-	3,310,238
Short Duration Bond ETF	106,118	15,076	121,194
Total Return Bond ETF	59,074,403	87,950,619	147,025,022
Ultra Short Duration ETF	10,190,314	17,993,108	28,183,422
Variable Rate Investment Grade ETF	1,089,975	4,288,829	5,378,804

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions
For the fiscal year ended October 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
AAA CLO Floating Rate Note ETF	$165,264,972	$51,028,492
Active U.S. Real Estate ETF	161,265,017	167,498,772
High Yield Bond Factor ETF	29,859,148	30,640,206
High Yield Select ETF	14,228,866	13,943,594
MSCI EAFE Income Advantage ETF(a)	9,671,159	1,184,818
QQQ Income Advantage ETF(a)	8,322,636	714,623
S&P 500® Downside Hedged ETF	621,418,891	679,137,652
S&P 500 Equal Weight Income Advantage ETF(a)	22,090,670	14,319,892
Short Duration Bond ETF	3,765,719	4,770,268
Total Return Bond ETF	6,136,261,609	5,389,121,709
Ultra Short Duration ETF	1,067,729,656	662,941,520
Variable Rate Investment Grade ETF	462,021,497	225,167,449

(a)	For the period July 15, 2024 (commencement of investment operations) through October 31, 2024.
For the fiscal year ended October 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
AAA CLO Floating Rate Note ETF	$26,383,848	$-
Active U.S. Real Estate ETF	15,306,094	41,984,137
High Yield Bond Factor ETF	9,970,361	2,871,112
High Yield Select ETF	-	-
MSCI EAFE Income Advantage ETF(a)	85,834,494	4,530,592
QQQ Income Advantage ETF(a)	91,568,051	1,822,992
S&P 500® Downside Hedged ETF	-	-
S&P 500 Equal Weight Income Advantage ETF(a)	211,285,269	22,605,439
Short Duration Bond ETF	-	-
Total Return Bond ETF	-	-
Ultra Short Duration ETF	-	-
Variable Rate Investment Grade ETF	-	-

(a)	For the period July 15, 2024 (commencement of investment operations) through October 31, 2024.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
AAA CLO Floating Rate Note ETF	$587,438	$(129,247)	$458,191	$175,617,273
Active U.S. Real Estate ETF	5,904,964	(3,131,716)	2,773,248	73,077,604
High Yield Bond Factor ETF	1,522,657	(820,881)	701,776	62,914,820
High Yield Select ETF	254,231	(31,762)	222,469	12,289,275
MSCI EAFE Income Advantage ETF	3,598,578	(4,187,937)	(589,359)	120,406,759
QQQ Income Advantage ETF	6,228,488	(2,527,015)	3,701,473	128,923,291
S&P 500® Downside Hedged ETF	4,086,324	(4,086,310)	14	106,360,167
S&P 500 Equal Weight Income Advantage ETF	13,286,802	(6,172,801)	7,114,001	267,904,209
Short Duration Bond ETF	139,920	(43,474)	96,446	10,469,288
Total Return Bond ETF	21,631,742	(52,394,156)	(30,762,414)	2,171,858,895
Ultra Short Duration ETF	10,317,797	(2,980,953)	7,336,844	2,224,592,846
Variable Rate Investment Grade ETF	7,054,702	(5,275,461)	1,779,241	1,109,912,800

NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of In-kind transactions, REITs, foreign currency transactions, distributions, hybrid securities, non-REITs, paydowns, low-rated debt securities, wash sales and derivative instruments, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended October 31, 2024, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
AAA CLO Floating Rate Note ETF	$34,877	$(34,877)	$-
Active U.S. Real Estate ETF	138,265	676,344	(814,609)
High Yield Bond Factor ETF	8,750	(54,330)	45,580
High Yield Select ETF	25,005	(22,363)	(2,642)
MSCI EAFE Income Advantage ETF	7,057	(386,919)	379,862
QQQ Income Advantage ETF	-	(192,105)	192,105
S&P 500® Downside Hedged ETF	-	-	-
S&P 500 Equal Weight Income Advantage ETF	-	(1,511,384)	1,511,384
Short Duration Bond ETF	86	(86)	-
Total Return Bond ETF	111,193	(111,193)	-
Ultra Short Duration ETF	859,260	(821,501)	(37,759)
Variable Rate Investment Grade ETF	624,384	(624,384)	-
NOTE 10—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee (except for Ultra Short Duration ETF), pays for such compensation for each Fund. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 11—Borrowing
AAA CLO Floating Rate Note ETF is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company, which will expire on April 8, 2025. The Fund currently participates in this line of credit with another Invesco ETF on a several and not joint basis. The Fund may borrow up to the lesser of (1) $300,000,000, (2) 20% of the value of the Fund’s net assets or (3) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.10% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.
During the fiscal year ended October 31, 2024, there were no borrowings from the line of credit.
NOTE 12—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 13—Subsequent Event
At a meeting held on December 13, 2024, the Board of Trustees approved changes to Short Duration Bond ETF’s name, ticker symbol and annual unitary management fee. The Fund’s name will change to Invesco Short Duration Total Return Bond ETF, and its ticker symbol will change to GTOS. The Fund’s annual unitary management fee will be reduced from 0.35% to 0.30% of the Fund’s average daily net assets. These changes will be effective on February 20, 2025.
At the meeting held on December 13, 2024, the Board of Trustees also approved a reduction in the annual unitary management fee of Total Return Bond ETF from 0.50% to 0.35% of the Fund’s average daily net assets. This change will be effective on February 20, 2025. However, the Adviser is currently waiving a portion of its management fee for the Fund, resulting in a net annual unitary management fee of 0.25%, through August 31, 2025. The Adviser may not terminate this waiver prior to August 31, 2025.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Actively Managed Exchange-Traded Fund Trust and Shareholders of each of the twelve Funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twelve of the funds constituting Invesco Actively Managed Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Fund Name	Fund Name
Invesco AAA CLO Floating Rate Note ETF (2)	Invesco S&P 500® Downside Hedged ETF (1)
Invesco Active U.S. Real Estate ETF (1)	Invesco S&P 500 Equal Weight Income Advantage ETF (3)
Invesco High Yield Bond Factor ETF (1)	Invesco Short Duration Bond ETF (2)
Invesco High Yield Select ETF (2)	Invesco Total Return Bond ETF (1)
Invesco MSCI EAFE Income Advantage ETF (3)	Invesco Ultra Short Duration ETF (1)
Invesco QQQ Income Advantage ETF (3)	Invesco Variable Rate Investment Grade ETF (1)
(1) Statement of operations for the year ended October 31, 2024 and statement of changes in net assets for the years ended October 31, 2024 and 2023
(2) Statement of operations for the year ended October 31, 2024, and statement of changes in net assets for the year ended October 31, 2024 and for the period December 7, 2022 (commencement of investment operations) through October 31, 2023
(3) Statement of operations and statement of changes in net assets for the period July 15, 2024 (commencement of investment operations) through October 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent, agent bank and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
December 23, 2024

Report of Independent Registered Public Accounting Firm —(continued)
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2024:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*	Qualified Short Term Gains
Invesco AAA CLO Floating Rate Note ETF	0%	0%	0%	0%	98%	10%	$24,682
Invesco Active U.S. Real Estate ETF	88%	2%	0%	0%	0%	0%	-
Invesco High Yield Bond Factor ETF	0%	0%	0%	0%	100%	86%	-
Invesco High Yield Select ETF	0%	1%	1%	0%	96%	81%	-
Invesco MSCI EAFE Income Advantage ETF	0%	19%	0%	0%	11%	11%	-
Invesco QQQ Income Advantage ETF	0%	4%	5%	0%	9%	9%	-
Invesco S&P 500® Downside Hedged ETF	0%	0%	0%	0%	0%	0%	-
Invesco S&P 500 Equal Weight Income Advantage ETF	0%	11%	11%	0%	10%	10%	-
Invesco Short Duration Bond ETF	0%	3%	3%	3%	94%	78%	-
Invesco Total Return Bond ETF	0%	3%	2%	20%	96%	78%	-
Invesco Ultra Short Duration ETF	0%	0%	0%	0%	98%	82%	-
Invesco Variable Rate Investment Grade ETF	0%	0%	0%	21%	97%	84%	-
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on June 27, 2024, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Advisory Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco MSCI EAFE Income Advantage ETF, Invesco QQQ Income Advantage ETF and Invesco S&P 500 Equal Weight Income Advantage ETF (each, a “Fund” and collectively, the “Funds”) and the Investment Sub-Advisory Agreement for each Fund, between the Adviser and the following seven affiliated sub-advisers (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc. (as the initial sub-adviser for each Fund); Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).
Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”).  The Trustees considered information regarding each Fund’s investment objective, strategies and process.  The Trustees noted other information the Board received and considered in connection with its March 14, 2024 and April 18, 2024 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.  The Trustees reviewed information related to the Adviser’s and Sub-Advisers’ portfolio transaction policies and procedures.  Because the Funds had not yet commenced operations, the Trustees noted that no performance information for the Funds could be provided.
The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian, transfer agent and the Sub-Advisers.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and that was expected to be provided for each Fund.
Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Advisory Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and to Adviser-identified select peer funds.  The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund, including the fees payable to the Sub-Advisers, except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.  The Trustees also noted that the Adviser has agreed to voluntarily waive 100% of each Fund’s advisory fees for the period from the Fund’s launch through December 31, 2024.  The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratios of its Lipper peer groups and a select peer group as shown below:
Fund	Passive ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco MSCI EAFE Income Advantage ETF	Lower than median (19)	Lower than median (4)	Lower than median (19)	Lower than median (5)
Invesco QQQ Income Advantage ETF	Lower than median (19)	Lower than median (4)	Lower than median (19)	Lower than median (4)
Invesco S&P 500 Equal Weight Income Advantage ETF	Lower than median (19)	Lower than median (4)	Lower than median (19)	Lower than median (4)

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.
In conjunction with their review of the unitary advisory fees, the Trustees also considered the sub-advisory fees to be paid by the Adviser for each Fund.  The Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations.  However, the Trustees noted other information the Board received and considered in connection with its March 14, 2024 and April 18, 2024 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for each Fund.  The Board considered whether the proposed unitary advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of each Fund, and it concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Adviser will not be a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, will serve as each Fund’s distributor and will be paid a distribution fee by the Adviser.  The Board concluded that each Fund’s proposed unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the Sub-Advisory Agreement for each Fund at a meeting held on June 27, 2024.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services to be provided to each Fund under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services to be provided by each Sub-Adviser, the investment approach of each Sub-Adviser whose investment personnel manage the Funds, and the investment personnel responsible for the day-to-day management of each Fund.  The Board considered additional information it received regarding each Fund’s investment strategy during presentations from one of the initial sub-adviser’s portfolio managers for the New Funds at the Board’s March 14, 2024 and April 18, 2024 meetings.
Based on its review, the Board concluded that the nature, extent and quality of services to be provided by the Sub-Advisers to each Fund under the Sub-Advisory Agreement were expected to be appropriate and reasonable.
Fees and Expenses.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fees to be charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each Fund and noted that the Adviser will compensate the Sub-Advisers from its fee.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Advisory Agreement for each Fund, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of the Fund, and they concluded that the flat sub-advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. will receive management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser will waive its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees considered that the Sub-Advisers do not expect to use or generate soft-dollars with respect to the Funds.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they would derive from their relationships with the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits to be received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Sub-Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-AM-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
October 31, 2024
IVRA	Invesco Real Assets ESG ETF

2

Invesco Real Assets ESG ETF (IVRA)
October 31, 2024
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-98.80%
Consumer Staples-0.48%
Archer-Daniels-Midland Co.	870	$48,033
Energy-22.30%
Cameco Corp. (Canada)	918	47,917
Cheniere Energy, Inc.	2,559	489,741
Enbridge, Inc. (Canada)(b)	6,596	266,121
Gibson Energy, Inc. (Canada)	18,193	301,487
Kinder Morgan, Inc.	6,612	162,060
ONEOK, Inc.	3,048	295,290
Pembina Pipeline Corp. (Canada)(b)	4,733	197,781
Targa Resources Corp.	1,655	276,319
Williams Cos., Inc. (The)	3,845	201,363
		2,238,079
Financials-0.71%
DigitalBridge Group, Inc.(b)	4,550	71,390
Industrials-1.92%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR (Mexico)	561	97,664
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR (Mexico)(b)	353	95,056
		192,720
Materials-11.07%
Agnico Eagle Mines Ltd. (Canada)	828	71,386
Corteva, Inc.	2,319	141,273
First Quantum Minerals Ltd. (Zambia)(c)	3,282	42,357
International Paper Co.(b)	1,925	106,915
Lundin Mining Corp. (Chile)	5,682	55,192
Newmont Corp.	3,210	145,862
Nutrien Ltd. (Canada)(b)	4,345	206,940
Smurfit WestRock PLC	6,045	311,318
West Fraser Timber Co. Ltd. (Canada)	325	29,319
		1,110,562
Real Estate-52.79%
Alexandria Real Estate Equities, Inc.	2,607	290,811
American Homes 4 Rent, Class A	6,235	219,721
American Tower Corp.	2,185	466,585
Crown Castle, Inc.	2,034	218,635
Digital Realty Trust, Inc.	1,430	254,869
Equinix, Inc.	624	566,642
Equity Residential	914	64,318
Extra Space Storage, Inc.	584	95,367
Federal Realty Investment Trust	1,656	183,551
Healthpeak Properties, Inc.	8,217	184,472
Host Hotels & Resorts, Inc.	10,848	187,019
Invitation Homes, Inc.	6,338	199,077
Kimco Realty Corp.(b)	2,569	60,937
	Shares	Value
Real Estate-(continued)
PotlatchDeltic Corp.(b)	954	$39,658
Prologis, Inc.	5,625	635,287
Public Storage	597	196,449
Regency Centers Corp.	949	67,796
Rexford Industrial Realty, Inc.(b)	5,573	239,026
RioCan REIT (Canada)(b)	7,787	106,139
RLJ Lodging Trust(b)	10,782	95,421
SBA Communications Corp., Class A	727	166,825
Simon Property Group, Inc.	1,782	301,372
Sun Communities, Inc.	499	66,207
Terreno Realty Corp.(b)	2,218	132,969
W.P. Carey, Inc.(b)	1,707	95,114
Weyerhaeuser Co.	5,237	163,185
		5,297,452
Utilities-9.53%
American Water Works Co., Inc.	670	92,534
CenterPoint Energy, Inc.(b)	6,200	183,086
Essential Utilities, Inc.	7,015	270,779
Sempra	4,909	409,263
		955,662
Total Common Stocks & Other Equity Interests (Cost $9,080,370)		9,913,898
Money Market Funds-1.53%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(d)(e) (Cost $153,643)	153,643	153,643
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.33% (Cost $9,234,013)		10,067,541
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.29%
Invesco Private Government Fund, 4.84%(d)(e)(f)	291,212	291,212
Invesco Private Prime Fund, 4.99%(d)(e)(f)	841,501	841,753
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,132,965)		1,132,965
TOTAL INVESTMENTS IN SECURITIES-111.62% (Cost $10,366,978)		11,200,506
OTHER ASSETS LESS LIABILITIES-(11.62)%		(1,165,608)
NET ASSETS-100.00%		$10,034,898

Investment Abbreviations:
ADR	-American Depositary Receipt
ETF	-Exchange-Traded Fund
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Real Assets ESG ETF (IVRA)—(continued)
October 31, 2024
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2024	Dividend Income
Invesco S&P 500 Equal Weight Energy ETF	$-	$36,839	$(37,009)	$-	$170	$-	$-
Invesco S&P 500 Equal Weight Real Estate ETF	-	54,783	(55,138)	-	355	-	-
Invesco S&P 500 Equal Weight Utilities ETF	-	20,297	(20,448)	-	151	-	-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	32,712	1,545,008	(1,424,077)	-	-	153,643	1,473
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	178,026	4,753,054	(4,639,868)	-	-	291,212	7,938 *
Invesco Private Prime Fund	457,878	8,875,233	(8,491,395)	12	25	841,753	21,504 *
Total	$668,616	$15,285,214	$(14,667,935)	$12	$701	$1,286,608	$30,915

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

This Fund has holdings greater than 10% of net assets in the following country:
Canada	12.23%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Statement of Assets and Liabilities
October 31, 2024

Invesco Real Assets ESG ETF (IVRA)
Assets:
Unaffiliated investments in securities, at value(a)	$9,913,898
Affiliated investments in securities, at value	1,286,608
Cash	461
Receivable for:
Dividends and interest	3,986
Securities lending	120
Investments sold	4,162
Total assets	11,209,235
Liabilities:
Due to foreign custodian	915
Payable for:
Investments purchased	35,530
Collateral upon return of securities loaned	1,132,965
Accrued unitary management fees	4,779
Accrued tax expenses	148
Total liabilities	1,174,337
Net Assets	$10,034,898
Net assets consist of:
Shares of beneficial interest	$9,129,695
Distributable earnings	905,203
Net Assets	$10,034,898
Shares outstanding (unlimited amount authorized, $0.01 par value)	630,001
Net asset value	$15.93
Market price	$15.95
Unaffiliated investments in securities, at cost	$9,080,370
Affiliated investments in securities, at cost	$1,286,608
Foreign currencies (due to foreign custodian), at cost	$(915)
(a)Includes securities on loan with an aggregate value of:	$1,102,924
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Statement of Operations
For the year ended October 31, 2024

Invesco Real Assets ESG ETF (IVRA)
Investment income:
Unaffiliated dividend income	$174,566
Affiliated dividend income	1,473
Securities lending income, net	1,892
Foreign withholding tax	(6,992)
Total investment income	170,939
Expenses:
Unitary management fees	31,103
Tax expenses	46
Total expenses	31,149
Less: Waivers	(18)
Net expenses	31,131
Net investment income	139,808
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	170,747
Affiliated investment securities	701
Foreign currencies	1,322
Net realized gain	172,770
Change in net unrealized appreciation of:
Unaffiliated investment securities	1,139,436
Affiliated investment securities	12
Foreign currencies	9
Change in net unrealized appreciation	1,139,457
Net realized and unrealized gain	1,312,227
Net increase in net assets resulting from operations	$1,452,035
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Statement of Changes in Net Assets
For the years ended October 31, 2024 and 2023

	Invesco Real Assets ESG ETF (IVRA)
	2024	2023
Operations:
Net investment income	$139,808	$76,372
Net realized gain (loss)	172,770	(63,045)
Change in net unrealized appreciation (depreciation)	1,139,457	(182,857)
Net increase (decrease) in net assets resulting from operations	1,452,035	(169,530)
Distributions to Shareholders from:
Distributable earnings	(146,010)	(71,217)
Shareholder Transactions:
Proceeds from shares sold	5,967,458	-
Net increase in net assets resulting from share transactions	5,967,458	-
Net increase (decrease) in net assets	7,273,483	(240,747)
Net assets:
Beginning of year	2,761,415	3,002,162
End of year	$10,034,898	$2,761,415
Changes in Shares Outstanding:
Shares sold	400,000	-
Shares outstanding, beginning of year	230,001	230,001
Shares outstanding, end of year	630,001	230,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Financial Highlights
Invesco Real Assets ESG ETF (IVRA)
	Years Ended October 31,			For the Period December 17, 2020(a) Through October 31, 2021
	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$12.01	$13.05	$14.88	$12.00
Net investment income(b)	0.39	0.33	0.29	0.22
Net realized and unrealized gain (loss) on investments	3.92	(1.06)	(1.43)	3.04
Total from investment operations	4.31	(0.73)	(1.14)	3.26
Distributions to shareholders from:
Net investment income	(0.39)	(0.31)	(0.29)	(0.38)
Net realized gains	-	-	(0.40)	-
Total distributions	(0.39)	(0.31)	(0.69)	(0.38)
Net asset value at end of period	$15.93	$12.01	$13.05	$14.88
Market price at end of period(c)	$15.95	$12.03	$13.10	$14.96
Net Asset Value Total Return(d)	36.28%	(5.80)%	(8.01)%	27.65%(e)
Market Price Total Return(d)	36.22%	(6.00)%	(8.16)%	28.33%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,035	$2,761	$3,002	$1,934
Ratio to average net assets of:
Expenses	0.59%	0.59%	0.59%	0.60%(f)
Net investment income	2.65%	2.49%	2.02%	1.86%(f)
Portfolio turnover rate(g)	132%	80%	82%	52%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 22, 2020, the first day of trading on the exchange) to October 31, 2021 was 32.40%. The market price total return from Fund Inception to October 31, 2021 was 32.53%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Actively Managed Exchange-Traded Fund Trust
October 31, 2024
NOTE 1—Organization
Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes Invesco Real Assets ESG ETF (IVRA) (the "Fund").
The Fund represents a separate series of the Trust. The shares of the Fund are referred to herein as "Shares" or "Fund’s Shares." The Fund’s Shares are listed and traded on the Cboe BZX Exchange, Inc.
The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in the Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for (1) select recently disclosed portfolio holdings ("Strategy Components"), (2) an amount of cash corresponding to the value of ETFs that convey information about the types of instruments in which the Fund invests ("Representative ETFs") and (3) cash and cash equivalents, which, together with the Strategy Components and Representative ETFs, constitute the “Tracking Basket.” However, the Fund reserves the right to issue and redeem Creation Units in exchange solely for cash and/or cash equivalents. Except when aggregated in Creation Units by authorized participants (“APs”), Shares are not individually redeemable securities of the Fund.
The investment objective of the Fund is to seek capital appreciation with a secondary objective of current income.
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the

9

closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

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Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays Invesco Advisers, Inc.’s (the "Affiliated Sub-Adviser" or "Invesco") fees and substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as

11

defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Securities Lending - The Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown on the Statement of Assets and Liabilities.
Invesco, an affiliate of the Adviser, serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent the Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended October 31, 2024, the Fund paid Invesco $53 in fees for securities lending agent services. Fees paid to Invesco for securities lending agent services are included in Securities lending income, net on the Statement of Operations.
J.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to

12

invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.
Other Risks
ADR Risk. The Fund may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened due to the fact that the Fund does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of volatility. Also, this risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Arbitrage Risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the Fund provides certain other information intended to allow market participants to estimate the value of positions in Fund shares. Although this information is designed to facilitate arbitrage opportunities in Shares to reduce bid/ask spread and minimize discounts or premiums between the market price and the NAV of the Shares, there is no guarantee the Fund’s arbitrage mechanism will operate as intended and that the Fund will not experience wide bid/ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Fund’s performance.
Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Environmental, Social and Governance ("ESG") Risk. Because the Affiliated Sub-Adviser evaluates  ESG factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. The securities of companies that score favorably under the Affiliated Sub-Adviser’s ESG scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. Information used by the Affiliated Sub-Adviser to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Affiliated Sub-Adviser’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, the assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG score, may differ from that of other funds or an investor. As a result, the issuers deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

13

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Fluctuation of Net Asset Value and Share Price Risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The Shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the Shares may result in the Shares trading significantly above (at a premium) or below (at a discount) NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Industry Concentration Risk. The Fund concentrates in securities of companies in the real estate industry. By concentrating its investments in an industry or industry group, the Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Affiliated Sub-Adviser applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.
Market Risk. The Fund’s holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV.
Non-Transparent Actively Managed Fund Risk. The Fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio. The Tracking Basket is comprised of: (1) Strategy Components; (2) Representative ETFs; and (3) cash and cash equivalents.
The Fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the Fund that formed the basis for the Fund’s calculation of NAV per share at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the Fund’s actual portfolio in percentage terms. Given the differences between the Fund and ETFs that disclose their complete holdings daily, there is a risk that market prices of the Fund may vary significantly from NAV, and that the Shares may trade at a wider

14

bid/ask spread—and therefore cost investors more to trade—than shares of other ETFs. These risks are heightened during periods of market disruption or volatility. Similarly to mutual funds and other ETFs, the Fund discloses the complete schedule of its portfolio holdings on Form N-PORT after its first and third fiscal quarters and in shareholder reports after its second and fourth fiscal quarters.
Portfolio Turnover Risk. The Fund may engage in frequent trading of its respective portfolio securities, which may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund.
Real Assets Companies Risk. Investments in real assets companies may involve a higher degree of risk, including significant financial, operating, and competitive risks, and may expose the Fund to adverse macroeconomic conditions, such as changes and volatility in commodity prices, a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Trading Halt Risk. There may be circumstances where a security held in the Fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If the Adviser or the Affiliated Sub-Adviser determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Fund’s portfolio, will be publicly disclosed on the Fund’s website and the Adviser or the Affiliated Sub-Adviser will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. If securities representing 10% or more of the Fund’s portfolio do not have readily available market quotations, the Adviser would promptly request the Cboe BZX Exchange, Inc. (the “Exchange”) to halt trading on the Fund, meaning that investors would not be able to trade the Shares. Moreover, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs, providing certain clerical, bookkeeping and other administrative services, and oversight of the Affiliated Sub-Adviser.
Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.59% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays the Affiliated Sub-Adviser’s fees and substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Adviser. The sub-advisory fee for the Fund is paid by the Adviser to the Affiliated Sub-Adviser at 40% of the Adviser’s compensation of the sub-advised assets of the Fund.
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver

15

does not apply to the Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended October 31, 2024, the Adviser waived fees of $18.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$9,913,898	$-	$-	$9,913,898
Money Market Funds	153,643	1,132,965	-	1,286,608
Total Investments	$10,067,541	$1,132,965	$-	$11,200,506
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2024 and 2023:
	2024	2023
Ordinary income*	$146,010	$71,217

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
Undistributed ordinary income	$118,437
Net unrealized appreciation — investments	786,763
Net unrealized appreciation — foreign currencies and foreign taxes	3
Shares of beneficial interest	9,129,695
Total net assets	$10,034,898
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

16

The Fund has a capital loss carryforward as of October 31, 2024, as follows:
No expiration
Short-Term	Long-Term	Total*
$-	$-	$-

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended October 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $8,299,871 and $7,006,796, respectively.
For the fiscal year ended October 31, 2024, in-kind transactions associated with creations and redemptions were $4,587,073 and $0, respectively.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$960,474
Aggregate unrealized (depreciation) of investments	(173,711)
Net unrealized appreciation of investments	$786,763
Cost of investments for tax purposes is $10,413,743.
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, foreign currency transactions and REITs, undistributed net investment income (loss) was increased by $2,170, undistributed net realized gain (loss) was decreased by $(2,125) and Shares of beneficial interest were decreased by $(45). These reclassifications had no effect on the net assets of the Fund.
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.
NOTE 9—Capital
Shares are issued and redeemed by the Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Fund.
To the extent that the Fund issues or redeems Creation Units in-kind, the Fund may issue Shares in advance of receipt of the underlying securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing securities.
Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.
Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

17

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Actively Managed Exchange-Traded Fund Trust and Shareholders of Invesco Real Assets ESG ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Real Assets ESG ETF (one of the funds constituting Invesco Actively Managed Exchange-Traded Fund Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2024 and for the period December 17, 2020 (commencement of investment operations) through October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the three years in the period ended October 31, 2024 and for the period December 17, 2020 (commencement of investment operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
 /s/PricewaterhouseCoopers LLP
Chicago, Illinois
December 23, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

18

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2024:
Qualified Business Income*	30%
Qualified Dividend Income*	20%
Corporate Dividends Received Deduction*	13%
U.S. Treasury Obligations*	0%
Business Interest Income*	0%
Qualified Short Term Gains*	$802
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

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Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

20

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-AMNT-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
October 31, 2024
IMSI	Invesco Municipal Strategic Income ETF

2

Invesco Municipal Strategic Income ETF (IMSI)
October 31, 2024
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-94.42%
Alabama-1.73%
Black Belt Energy Gas District (The), Series 2022 C-1, RB(a)	5.25%	06/01/2029	$500	$530,548
Arizona-3.23%
Chandler (City of), AZ Industrial Development Authority (Intel Corp.), Series 2007, RB(a)(b)	4.10%	06/15/2028	500	502,389
Pima (County of), AZ Industrial Development Authority (American Leadership Academy) (The), Series 2022, Ref. RB(c)	4.00%	06/15/2031	500	490,004
				992,393
Arkansas-1.72%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds), Series 2023, RB(b)	5.70%	05/01/2053	500	528,587
California-10.27%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023, RB(a)	5.00%	08/01/2029	1,000	1,059,711
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.), Series 2023, RB(b)(c)	5.00%	07/01/2038	500	538,948
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB(c)	6.25%	07/01/2054	500	523,557
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center), Series 2014, RB	5.25%	12/01/2034	500	500,437
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB(a)	5.00%	09/01/2030	500	531,715
				3,154,368
Colorado-1.61%
Centerra Metropolitan District No. 1 (In the City of Loveland), Series 2017, RB(c)	5.00%	12/01/2037	500	494,339
District of Columbia-1.69%
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB(b)	5.00%	10/01/2037	500	520,045
Florida-7.38%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.00%	11/15/2034	500	568,224
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	4.00%	04/01/2037	1,000	995,399
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group), Series 2024 B-3, RB	4.13%	11/15/2029	200	200,404
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	500	503,889
				2,267,916
Illinois-6.33%
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	4.00%	01/01/2035	500	497,340
Chicago (City of), IL Board of Education, Series 2012 B, Ref. GO Bonds	5.00%	12/01/2033	500	500,195
Chicago (City of), IL Board of Education, Series 2015 C, GO Bonds	5.25%	12/01/2035	500	500,148
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	445	447,403
				1,945,086
Indiana-2.49%
Indiana (State of) Finance Authority (U.S. Steel Corp.), Series 2021 A, Ref. RB	4.13%	12/01/2026	500	505,813
Whiting (City of), IN (BP Products North America, Inc.), Series 2015, RB(a)(b)	4.40%	06/10/2031	250	257,652
				763,465
Iowa-1.74%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(a)(d)	4.00%	12/01/2032	500	535,776
Kentucky-1.60%
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	4.25%	07/01/2035	500	492,919
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Municipal Strategic Income ETF (IMSI)—(continued)
October 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-3.30%
Maryland Economic Development Corp. (Purple Line) (Green Bonds), Series 2022 A, RB(b)	5.00%	11/12/2028	$500	$510,818
Rockville (City of), MD (Ingleside at King Farm), Series 2017 A-1, Ref. RB	5.00%	11/01/2037	500	503,596
				1,014,414
Michigan-1.63%
Michigan (State of) Strategic Fund (Green Bonds), Series 2021, RB(a)(b)	4.00%	10/01/2026	500	500,901
New Jersey-1.70%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB	5.00%	06/01/2033	500	522,450
New York-7.66%
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	750	764,702
New York Transportation Development Corp. (American Airlines, Inc.), Series 2021, Ref. RB(b)	3.00%	08/01/2031	500	470,092
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2023, RB(b)	6.00%	04/01/2035	1,000	1,117,186
				2,351,980
North Dakota-1.36%
Ward (County of), ND (Trinity Obligated Group), Series 2017 C, RB	5.00%	06/01/2034	410	417,788
Ohio-0.88%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB	5.00%	06/01/2055	300	271,317
Oregon-2.49%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB(b)	5.25%	07/01/2039	700	763,724
Pennsylvania-4.95%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority, Series 2022, Ref. RB	5.00%	05/01/2033	525	563,317
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation LLC), Series 2023 B, Ref. RB	4.10%	06/01/2029	400	411,953
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB(b)	5.50%	06/30/2038	500	546,058
				1,521,328
Puerto Rico-3.30%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds	4.00%	07/01/2033	500	493,057
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2022 A, Ref. RB(c)	5.00%	07/01/2028	500	520,912
				1,013,969
South Carolina-1.76%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB(a)	5.25%	08/01/2031	500	540,816
Texas-6.93%
Harris County Industrial Development Corp. (Energy Transfer L.P.), Series 2023, Ref. RB(a)	4.05%	06/01/2033	250	251,654
Houston (City of), TX, Series 2023 A, Ref. RB, (INS - AGM)(b)(e)	5.25%	07/01/2048	500	533,583
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB(b)	4.00%	07/15/2041	500	483,450
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB(b)(c)	4.63%	10/01/2031	500	500,299
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)), Series 2022 B3, RB	4.25%	10/01/2026	360	359,996
				2,128,982
Utah-1.53%
Black Desert Public Infrastructure District, Series 2021 A, GO Bonds(c)	3.25%	03/01/2031	500	470,996
Virginia-6.64%
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), Series 2019 A, RB	5.00%	01/01/2034	500	503,602
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings OpCo, LLC), Series 2022, RB(b)	4.00%	07/01/2032	500	499,741
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay), Series 2023 B-3, RB	5.38%	09/01/2029	1,000	1,036,573
				2,039,916
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Municipal Strategic Income ETF (IMSI)—(continued)
October 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-3.28%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2043	$500	$513,706
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	5.00%	10/01/2042	500	492,349
				1,006,055
Wisconsin-7.22%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2040	500	493,656
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System), Series 2019, Ref. RB	5.00%	11/01/2046	500	482,540
Wisconsin (State of) Public Finance Authority, Series 2024, RB(c)	5.50%	12/15/2028	1,000	1,003,167
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.00%	12/01/2027	235	238,719
				2,218,082
TOTAL INVESTMENTS IN SECURITIES(f)-94.42% (Cost $28,217,004)				29,008,160
OTHER ASSETS LESS LIABILITIES-5.58%				1,714,184
NET ASSETS-100.00%				$30,722,344

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2024 was $4,542,222, which represented 14.78% of the Fund’s Net Assets.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Statement of Assets and Liabilities
October 31, 2024
Invesco Municipal Strategic Income ETF (IMSI)
Assets:
Investments in securities, at value	$29,008,160
Cash	1,162,867
Receivable for:
Dividends and interest	421,538
Investments sold	140,000
Total assets	30,732,565
Liabilities:
Accrued unitary management fees	10,221
Total liabilities	10,221
Net Assets	$30,722,344
Net assets consist of:
Shares of beneficial interest	$30,006,669
Distributable earnings	715,675
Net Assets	$30,722,344
Shares outstanding (unlimited amount authorized, $0.01 par value)	600,001
Net asset value	$51.20
Market price	$51.21
Investments in securities, at cost	$28,217,004
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Statement of Operations
For the year ended October 31, 2024
Invesco Municipal Strategic Income ETF (IMSI)
Investment income:
Interest income	$1,385,859
Total investment income	1,385,859
Expenses:
Unitary management fees	119,075
Net investment income	1,266,784
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investments	(6,245)
Change in net unrealized appreciation on unaffiliated investment securities	2,177,246
Net realized and unrealized gain	2,171,001
Net increase in net assets resulting from operations	$3,437,785
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Changes in Net Assets
For the years ended October 31, 2024 and 2023
	Invesco Municipal Strategic Income ETF (IMSI)
	2024	2023(a)
Operations:
Net investment income	$1,266,784	$1,030,655
Net realized gain (loss)	(6,245)	(95,440)
Change in net unrealized appreciation (depreciation)	2,177,246	(1,386,090)
Net increase (decrease) in net assets resulting from operations	3,437,785	(450,875)
Distributions to Shareholders from:
Distributable earnings	(1,248,578)	(1,022,696)
Shareholder Transactions:
Proceeds from shares sold	1,035,084	30,000,050
Value of shares repurchased	(1,028,426)	-
Net increase in net assets resulting from share transactions	6,658	30,000,050
Net increase in net assets	2,195,865	28,526,479
Net assets:
Beginning of period	28,526,479	-
End of period	$30,722,344	$28,526,479
Changes in Shares Outstanding:
Shares sold	20,000	600,001
Shares repurchased	(20,000)	-
Shares outstanding, beginning of period	600,001	-
Shares outstanding, end of period	600,001	600,001

(a)	For the period December 7, 2022 (commencement of investment operations) through October 31, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Financial Highlights
Invesco Municipal Strategic Income ETF (IMSI)
	Year ended October 31, 2024	For the Period December 7, 2022(a) Through October 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$47.54	$50.00
Net investment income(b)	2.11	1.72
Net realized and unrealized gain (loss) on investments	3.63	(2.48)
Total from investment operations	5.74	(0.76)
Distributions to shareholders from:
Net investment income	(2.08)	(1.70)
Net asset value at end of period	$51.20	$47.54
Market price at end of period(c)	$51.21	$47.53
Net Asset Value Total Return(d)	12.18%	(1.61)%(e)
Market Price Total Return(d)	12.23%	(1.63)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,722	$28,526
Ratio to average net assets of:
Expenses	0.39%	0.39%(f)
Net investment income	4.15%	3.82%(f)
Portfolio turnover rate(g)	23%	87%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to October 31, 2023 was (1.67)%. The market price total return from Fund Inception to October 31, 2023 was (2.08)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Notes to Financial Statements
Invesco Actively Managed Exchange-Traded Fund Trust
October 31, 2024
NOTE 1—Organization
Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes Invesco Municipal Strategic Income ETF (IMSI) (the "Fund").
The Fund represents a separate series of the Trust. The shares of the Fund are referred to herein as "Shares" or "Fund’s Shares." The Fund’s Shares are listed and traded on the Cboe BZX Exchange, Inc.
The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in the Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash, though the Fund reserves the right to issue and redeem Creation Units in exchange for a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by authorized participants (“APs”), Shares are not individually redeemable securities of the Fund.
The investment objective of the Fund is to seek current income exempt from federal income tax.
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and

10

related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment

11

income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays Invesco Advisers, Inc.’s (the "Affiliated Sub-Adviser" or "Invesco") fees and substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

12

I.
Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.
J.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.
Changing Fixed-Income Market Conditions Risk. Fluctuations in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by APs, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal. The values of junk bonds often fluctuate more in response to

13

company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Affiliated Sub-Adviser applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.
Market Risk. The Fund’s holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV.
Municipal Issuer Focus Risk. The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
Municipal Securities Risk.  The Fund invests in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.
Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs, providing certain clerical, bookkeeping and other administrative services, and oversight of the Affiliated Sub-Adviser.
Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.39% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays the Affiliated Sub-Adviser’s fees and substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such

14

proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Adviser. The sub-advisory fee for the Fund is paid by the Adviser to the Affiliated Sub-Adviser at 40% of the Adviser’s compensation of the sub-advised assets of the Fund.
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended October 31, 2024, no fees were waived.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the fiscal year ended October 31, 2024, the Fund engaged in securities purchases of $0 and securities sales of $1,426,492 with affiliates, which resulted in net realized gains (losses) of $(37,312).
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of October 31, 2024, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2024 and 2023:
	2024	2023
Ordinary income	$30,290	$28,749
Ordinary income-Tax-Exempt	1,218,288	993,947

15

Tax Components of Net Assets at Fiscal Year-End:
Undistributed tax-exempt income	$26,204
Net unrealized appreciation — investments	791,156
Capital loss carryforward	(101,685)
Shares of beneficial interest	30,006,669
Total net assets	$30,722,344
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of October 31, 2024, as follows:
No expiration
Short-Term	Long-Term	Total
$101,685	$-	$101,685
NOTE 7—Investment Transactions
For the fiscal year ended October 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $7,031,475 and $9,131,964, respectively.
As of October 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$822,811
Aggregate unrealized (depreciation) of investments	(31,655)
Net unrealized appreciation of investments	$791,156
Cost of investments for tax purposes is $28,217,004.
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.
NOTE 9—Capital
Shares are issued and redeemed by the Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Fund.
To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.
Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.
NOTE 10—Subsequent Event
At a meeting held on December 13, 2024, the Board of Trustees approved changes to the Fund’s name, ticker symbol and principal investment strategies. The Fund’s name will change to Invesco Rochester High Yield Municipal ETF, and its ticker symbol will change to IROC. The Fund’s principal investment strategies will be revised to reflect the increased allocation to high yield

16

municipal bonds from 50-65% of its total assets to at least 80% of its total assets, as well as to remove the requirements to primarily invest in bonds that were originally part of an issuance that was at least $100M and currently have a minimum outstanding face value of $15M. In connection with these changes, the Fund will also have a new non-fundamental investment policy to invest at least 80% of its net assets (plus any borrowings for investments purposes) in high-yield investments.
These changes will be effective on February 20, 2025.

17

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Actively Managed Exchange-Traded Fund Trust and Shareholders of Invesco Municipal Strategic Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Municipal Strategic Income ETF (one of the funds constituting Invesco Actively Managed Exchange-Traded Fund Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2024 and for the period December 7, 2022 (commencement of investment operations) through October 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year ended October 31, 2024, and the changes in its net assets and the financial highlights for the year ended October 31, 2024 and for the period December 7, 2022 (commencement of investment operations) through October 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
December 23, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

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Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2024:
Qualified Business Income*	0%
Qualified Dividend Income*	0%
Corporate Dividends Received Deduction*	0%
U.S. Treasury Obligations*	0%
Business Interest Income*	56%
Qualified Interest Income*	56%
Tax Exempt Income*	98%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

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Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

20

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-MS-NCSR
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's PEO and PFO have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Actively Managed Exchange-Traded Fund Trust

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: January 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                          ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: January 3, 2025

By:       /s/ Kelli Gallegos                                             ____

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:January 3, 2025